SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/  /

Pre-Effective Amendment No.

/  /

Post-Effective Amendment No.

  64

/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

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OF 1940

Amendment No.

65

/X/

(Check appropriate box or boxes.)

Mutual Fund Series Trust - File Nos. 333-132541 and 811-21872

(Exact Name of Registrant as Specified in Charter)

630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (631) 549-1859

David F. Ganley

630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio  43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

/ X / immediately upon filing pursuant to paragraph (b)

/ __ / on July 29, 2011 pursuant to paragraph (b)

/ __ / 60 days after filing pursuant to paragraph (a)(1)

/__/ on (date) pursuant to paragraph (a)(1)

/ __ / 75 days after filing pursuant to paragraph (a)(2)

/__/ on July 29, 2011 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/__/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AmericaFirst Defensive Growth Fund

Class A: DGQAX  Class U: DGQUX  Class I: DGQIX

AmericaFirst Income Trends Fund

Class A: AFPAX  Class U: AFPUX  Class I: AFPIX

AmericaFirst Absolute Return Fund

Class A: ABRFX  Class U: ABRUX  Class I: ABRWX

AmericaFirst Quantitative Strategies Fund

Class A: AFIAX  Class C: AFISX

PROSPECTUS

NOVEMBER 1, 2011

This Prospectus provides important information about the Funds that you should know before investing.  Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FUND SUMMARY – AMERICAFIRST DEFENSIVE GROWTH FUND

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fund summary – AMERICAFIRST income trends fund

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FUND SUMMARY – AMERICAFIRST ABSOLUTE RETURN FUND

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fund summary – AMERICAFIRST Quantitative strategies fund

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ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL Investment STRATEGIES and

RELATED Risks

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HOW TO BUY SHARES

28

HOW TO REDEEM SHARES

35

DISTRIBUTION PLANS

37

valuing fund assets

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DIVIDENDS, DISTRIBUTIONS AND TAXES

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MANAGEMENT

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FINANCIAL HIGHLIGHTS

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PRIVACY NOTICE

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FOR MORE INFORMATION

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FUND SUMMARY – AMERICAFIRST DEFENSIVE GROWTH FUND

1Investment Objective: The Fund seeks to achieve capital appreciation through all market cycles.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 28 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.50%	1.00%	0.00%
Other Expenses[1]	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	2.50%	3.00%	2.00%
Fee Waive r and/or Expense Reimbursement [2]	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	2.45%	2.95%	1.95%

1 Estimated for the current fiscal year.

2 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund's Board of Trustees on 60 days ’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$736	$1,235
Class U	$541	$1,150
Class I	$198	$623

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   The portfolio turnover rate of the Fund for the fiscal period ended June 30, 2011 was 41.02%.

2Principal Investment Strategies:

The Fund seeks to achieve its objective by investing in a portfolio of defensive, non-cyclical equity securities of foreign and domestic companies selected by applying a quantitative strategy.  Equity securities include common stock, preferred stock and convertible preferred stock. The Fund strategy was developed by the Fund's investment advisor, AmericaFirst Capital Management, LLC.

The Fund seeks to select stocks of historically "defensive" companies.  Defensive companies tend to offer basic consumer necessities where consumer demand tends to be unaffected even in poor economic conditions and therefore may have the ability to weather economic downturns better than non-defensive companies.  The advisor believes that sales and earnings growth of stocks of these defensive companies may remain relatively constant regardless of the ups and downs of the economy due to the generally stable demand for these company’s products. Under normal market conditions, the Fund will invest primarily in securities in the consumer staples and healthcare sectors. These sectors generally are comprised of companies that are defensive in nature and are selected in an effort to provide capital appreciation while reducing overall portfolio volatility.

The Fund will also sell short equity securities in an attempt to reduce volatility and risk in unfavorable market conditions.  The Fund will target approximately 20 long positions and 5 short positions under normal market conditions. The Fund will invest in securities of companies regardless of market capitalization.  The Fund will rebalance its holdings, based on the quantitative models, on an at least quarterly basis.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

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Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in consumer spending, competition, demographics and consumer preferences. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.  This sector can also be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions. Certain companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

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Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

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Fixed Income Risk. When the Fund invests in equity securities that may convert to fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

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Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

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Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Companies in the healthcare sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. Companies in the healthcare sector are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of healthcare through outpatient services. Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly. Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, at times, may result in price discounting. Additionally, the profitability of some healthcare companies may be dependent on a relatively limited number of products and their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence.

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Limited History of Operations. The Fund is a new mutual fund and has no history of operations.

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Management Risk.  The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

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Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors or industries, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

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Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

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Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

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Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

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Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

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Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

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Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth.

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Turnover Risk:  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance: Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Updated performance information will be available at no cost by calling 1-877-217-8363 and on the Fund’s website at www.afcm-quant.com.

Advisor:  AmericaFirst Capital Management, LLC is the Fund's investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the advisor, serves as the Fund's Portfolio Manager.  He has served the Fund in this capacity since the Fund commended operations in 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Funds is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

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2

FUND SUMMARY – AMERICAFIRST INCOME TRENDS FUND

1Investment Objective: The Fund seeks to achieve total return with a high rate of current income and total return with lower volatility than common stocks as measured by the standard deviation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 28 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.00%	2.00%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.50%	1.00%	0.00%
Other Expenses	0.5 6%	0.5 6%	0.5 6%
Acquired Fund Fees and Expenses[1]	0.0 8%	0.0 8%	0.0 8%
Total Annual Fund Operating Expenses	2. 39%	2. 89%	1. 89%
Fee Waiver [2]	(0. 1 0)%	(0. 1 0)%	(0. 1 0)%
Total Annual Fund Operating Expenses After Fee Waiver	2.2 9%	2.7 9%	1.7 9%

1 The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund's Board of Trustees on 60 days ’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 623	$1, 1 07	$1,616	$3,010
Class U	$4 7 6	$1,0 68	$1,684	$3,343
Class I	$1 82	$5 8 4	$1,012	$2,203

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal period ended June 30, 2011 was 309%.

2Principal Investment Strategies:

The Fund seeks to achieve its objective by investing in a portfolio of high income common stock, preferred stock and convertible preferred stock selected by applying quantitative modeling techniques that use numerous factors including (but not limited to) dividend yield, price momentum, trading volume, bid/ask spread, and price as compared to simple and exponential moving averages. The Fund rebalances on an at least quarterly basis based upon the results of the model.  Investment decisions are strictly based on the results of the quantitative model without emotion or subjective analysis.  The model upon which the Fund is based was developed by the Fund’s advisor, AmericaFirst Capital Management, LLC.  The Fund invests without restriction as to issuer capitalization, maturity or credit quality.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

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Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

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Interest Rate Risk.  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

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Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations.

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Management Risk.  The advisor's reliance on the model and portfolio manager's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the model's forecasts and/or the portfolio manager's judgments will produce the desired results.

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Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.  Preferred stock prices tend to move more slowly upwards than common stock prices.

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Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

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Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

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Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

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Turnover Risk:  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance: Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Updated performance information will be available at no cost by calling 1-877-217-8363 and on the Fund’s website at www.afcm-quant.com.

Advisor:  AmericaFirst Capital Management, LLC is the Fund's investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the advisor, serves as the Fund's Portfolio Manager.  He has served the Fund in this capacity since the Fund commended operations in 2010.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Funds is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – AMERICAFIRST ABSOLUTE RETURN FUND

1Investment Objective: The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 28 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.50%	1.00%	0.00%
Other Expenses	0. 4 0%	0. 4 0%	0. 4 0%
Acquired Fund Fees and Expenses[1]	0.0 6%	0.0 6%	0.0 6%
Total Annual Fund Operating Expenses	2. 4 6%	2.96%	1.96%

1 The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$7 37	$1,2 28	$1,745	$3,156
Class U	$5 42	$1,1 43	$1,768	$3,448
Class I	$ 199	$6 1 5	$1,057	$2,285

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  The portfolio turnover rate of the Fund for the fiscal period ended June 30, 201 1 was 575%.

2Principal Investment Strategies:

The Fund seeks to achieve its objective by investing in a broad range of asset classes and sectors, some of which are historically uncorrelated to the equity and fixed income markets. The Fund may also sell short equity and fixed income securities.  The Fund will invest in securities regardless of market capitalization and regardless of industry sector.  With regard to fixed income securities, the advisor will typically invest in U.S. Treasury securities.  However, the Fund may invest in other fixed income securities regardless of maturity or credit rating.

The Fund's portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, fixed income securities (i.e., bonds) of domestic or foreign issuers, shares of mutual funds (i.e., open-end management investment companies or "open-end funds"), closed-end management investment companies ("closed-end funds"), exchange-traded portfolios ("Exchange Traded Portfolios") and real estate investment trusts (“REITs”). For purposes of the strategy, we define Exchange Traded Portfolios to include open-end funds and unit investment trusts ("UITs") registered under the Investment Company Act of 1940 (commonly referred to as "exchange-traded funds" or "ETFs"), commodity pools and investment funds that invest in physical commodities, in each case, that issue shares that are approved for listing and trading on a national securities exchange. Open-end funds, closed-end funds and exchange traded portfolios are collectively referred to as "Acquired Funds". It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

The Fund may also invest in ETFs with inverse market exposure.  Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market direction.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.

Although not anticipated to be the case frequently, the Fund will sell equities short when the advisor's proprietary quantitative analysis indicates that current securities prices (either for an index ETF or an individual security) are overpriced and the Fund has an opportunity to achieve positive returns from shorting securities rather than holding them long.  Shorting individual securities will be utilized only when inverse ETFs are not available to gain the desired market sector exposure.

The Fund will rebalance its holdings, based on the quantitative models, on an at least quarterly basis.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

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Acquired Fund Strategy Risk.  Each Acquired Fund is subject to specific risks, depending on the nature of the Acquired Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

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Commodity Related Risk. The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities due to changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

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Fixed Income Risk. When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

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Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

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High-Yield Risk.  High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

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Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

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Limited History of Operations. The Fund is a relatively new mutual fund and has a limited history of operations.

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Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk.  The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

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Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.

•

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

•

Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•

Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth.

•

Tracking Risk.  Investment in the Fund should be made with the understanding that the Acquired Funds in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•

Turnover Risk:  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance: Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Updated performance information will be available at no cost by calling 1-877-217-8363 and on the Fund’s website at www.afcm-quant.com.

Advisor:  AmericaFirst Capital Management, LLC is the Fund's investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the advisor, serves as the Fund's Portfolio Manager.  He has served the Fund in this capacity since the Fund commended operations in 2010.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Funds is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

1

2

FUND SUMMARY – AMERICAFIRST QUANTITATIVE STRATEGIES FUND

1Investment Objective: The Fund seeks to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class C shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 28 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%
Wire Transfer Fee	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.53%	0.53%
Acquired Fund Fees and Expenses[1]	0. 04%	0. 04%
Total Annual Fund Operating Expenses	1.82%	2.57%
Fee Waiver	(0. 2 7)%	(0. 27 )%
Total Annual Fund Operating Expenses After Fee Waiver	1. 55%	2. 30%

1  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund's Board of Trustees on 60 days ’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$5 51	$ 924	$1, 3 22	$ 2,431
Class C	$33 1	$ 866	$ 1,428	$ 2,956

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 201 1 was 284%.

2Principal Investment Strategies:

The name “Quantitative Strategies” refers to the advisor’s use of objective, data-based quantitative information to make investment decisions rather than subjective or emotional investment decisions.  The “optimization process” refers to the computer-based process of analyzing and combining data from several dissimilar quantitative strategies to achieve an appropriate risk/return profile for the Fund.

The Fund intends to achieve its investment objective by investing, under normal circumstances, in individual equity and fixed income securities and other investment companies including: (1) unit investment trusts (affiliated and non-affiliated) ("UITs"); (2) open-end management investment company ("Mutual Funds"); (3) closed-end investment companies ("Closed-End Funds") and (4) exchange traded-funds ("ETFs") (collectively "Acquired Funds").  The Fund may invest a portion of its portfolio in Acquired Funds managed by the advisor.

Securities are selected using the advisor's Portfolio Optimization Tool ("Optimizer").  The Optimizer selects from a starting universe of the advisor's proprietary models and seeks to create a portfolio of low correlated investment strategies.  The optimization process is based on over twenty years of price momentum history. The advisor will sell a security when the security no longer meets the selection criteria, as part of the periodic evaluation process used to replace lower performing securities in the portfolio with more attractive securities, or when a security meets its target valuation.  The Fund will invest in equity securities regardless of market capitalization.  With regard to fixed income securities, the advisor will typically invest in U.S. Treasury securities.  However, the Fund may invest in other fixed income securities regardless of maturity or credit rating.  ETFs in which the Fund may invest include those providing exposure to particular segments of the securities markets including commodities, certain industries or sectors, securities index tracking ETFs and on occasion inverse ETFs.

The Fund will rebalance its holdings, based on the quantitative models, on an at least quarterly basis.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

•

Acquired Fund Strategy Risk.  Each Acquired Fund is subject to specific risks, depending on the nature of the Acquired Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

•

Commodity Related Risks. The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities due to changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•

Fixed Income Risk. When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•

Management Risk.  The advisor's reliance on the Optimizer model and the portfolio manager's judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Optimizer model and/or portfolio manager's judgments will produce the desired results.

•

Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  Real Estate Investment Trusts ("REITs") are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

•

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

•

Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•

Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth.

•

Tracking Risk.  Investment in the Fund should be made with the understanding that the Acquired Funds in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•

Turnover Risk:  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Quantitative Strategies Fund by showing the performance of its Class A shares over the last full calendar years since the Fund commenced operations, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The Fund implemented a significant change in its investment strategy on November 5, 2008.  Prior to November 2008, the Fund (formerly named the AmericaFirst Income Strategies Fund), had an objective of achieving current income consistent with capital appreciation and invested primarily in preferred stocks.  How the Quantitative Strategies Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information will be available at no cost by calling 1-877-217-8363 and on the Fund’s website at www.afcm-quant.com.

Annual Total Returns

Figures do not reflect sales charges.  If they did, returns would be lower.  Returns for Class C shares, which are not shown, would be lower.

During the period shown in the bar chart, the highest return for a quarter was 32.01% (quarter ended June 30, 2009), and the lowest return for a quarter was (35.91%) (quarter ended September 30, 2008).

For the period January 1, 2011 through September 3 0 , 2011, the total return on Class A shares was (5.66) %.

Average Annual Total Returns

(for the periods ended December 31, 2010)

Class A	1 Year	Since inception (9/28/2007)
Return Before Taxes	13.47%	-9.10%
Return After Taxes on Distributions	11.03%	-10.85%
Return After Taxes on Distributions and Sale of Fund Shares	8.75%	-8.58%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	-3.64%

Class C	1 Year	Since inception (9/28/2007)
Return Before Taxes	16.16%	-8.89%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	-3.64%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares, which are not shown, will vary from those of Class A shares.

Advisor:  AmericaFirst Capital Management, LLC is the Fund's investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the advisor, serves as the Fund's Portfolio Manager.  He has served the Fund in this capacity since the Fund commended operations in 2007.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Funds is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The investment objective of each Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change a Fund's investment objective, shareholders will be given 60 days’ advance notice.

Fund	Investment Objective
AmericaFirst Defensive Growth Fund	The Fund seeks to achieve capital appreciation through all market cycles.
AmericaFirst Income Trends Fund	The Fund seeks to achieve total return with a high rate of current income and total return with lower volatility than common stocks as measured by the standard deviation.
AmericaFirst Absolute Return Fund	The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.
AmericaFirst Quantitative Strategies Fund	The Fund seeks to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

PRINCIPAL INVESTMENT STRATEGIES

1Each Fund’s main investment strategies described in this prospectus are the strategies that the Advisor believes are most likely to be important in trying to achieve the Fund’s investment objective.  You should note, however, that the Fund may use other non-principal strategies and invest in other securities not described in this prospectus, which are disclosed in detail in the Fund’s Statement of Additional Information (“SAI”).  For a copy of the SAI please call toll free at 877-217-8363   or visit the Funds’ website at www.afcm-quant.com .

2AmericaFirst Defensive Growth Fund

The fund seeks to achieve its objective by investing in a portfolio of defensive, non-cyclical equity securities of foreign and domestic companies selected by applying a quantitative strategy. Equity securities include common stock, preferred stock and convertible preferred stock. The fund strategy was developed by the Fund's investment advisor, AmericaFirst Capital Management, LLC.

The Fund seeks to select stocks of historically "defensive" companies.  Defensive companies tend to produce basic consumer necessities where consumer demand tends to be unaffected even in poor economic conditions and therefore may have the ability to weather economic downturns better than non-defensive companies. The advisor believes that sales and earnings growth of stocks of these defensive companies may remain relatively constant regardless of the ups and downs of the economy due to the generally stable demand for these company’s products. Under normal market conditions, the Fund will invest primarily in securities in the consumer staples and healthcare sectors. These sectors generally are comprised of companies that are defensive in nature and are selected in an effort to provide capital appreciation while reducing overall portfolio volatility.

The Fund will also sell short equity securities in an attempt to reduce volatility and risk in unfavorable market conditions.  The Fund will target approximately 20 long positions and 5 short positions under normal market conditions. The Fund will invest in securities of companies regardless of market capitalization.  The Fund will rebalance its holdings, based on the quantitative models, on an at least quarterly basis.

The long positions are selected by applying a quantitative strategy that considers such factors as price momentum, financial strength ratios, liquidity ratios and balance sheet ratios.  The Fund holds these securities on an equally-weighted basis at the time of purchase. The short positions are selected by applying a quantitative strategy that considers relative strength, price momentum, valuation ratios and technical indicators that can be backtested.  As with the long holdings, the short holdings are held on an equally-weighted basis at the time of purchase.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

AmericaFirst Income Trends Fund

The Fund seeks to achieve its objective by investing in a portfolio of high income common stock, preferred stock and convertible preferred stock selected by applying quantitative modeling techniques that use numerous factors including (but not limited to) dividend yield, price momentum, trading volume, bid/ask spread, and price as compared to simple and exponential moving averages. Preferred securities consist of preferred stocks, trust preferred securities, convertible preferred stocks and other similar securities that typically have priority to corporate income over common stocks but are subordinated to bonds and other debt instruments in a company's capital structure.

The Fund rebalances on an at least quarterly basis based upon the results of the model.  Investment decisions are strictly based on the results of the quantitative model without emotion or subjective analysis.  The model upon which the Fund is based was developed by the Fund’s advisor, AmericaFirst Capital Management, LLC.  The Fund invests without restriction as to issuer capitalization, maturity or credit quality.

AmericaFirst Absolute Return Fund

The Fund seeks to achieve its objective by investing in a broad range of asset classes and sectors, some of which are historically uncorrelated to the equity and fixed income markets. The Fund may also sell short equity and fixed income securities.  The Fund will invest in securities regardless of market capitalization and regardless of industry sector.  With regard to fixed income securities, the advisor will typically invest in U.S. Treasury securities.  However, the Fund may invest in other fixed income securities regardless of maturity or credit rating.

The Fund's portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, fixed income securities (i.e., bonds) of domestic or foreign issuers, shares of mutual funds (i.e., open-end management investment companies or "open-end funds"), closed-end management investment companies ("closed-end funds") and exchange-traded portfolios ("Exchange Traded Portfolios"). For purposes of the strategy, we define Exchange Traded Portfolios to include open-end funds and unit investment trusts ("UITs") registered under the Investment Company Act of 1940 (commonly referred to as "exchange-traded funds" or "ETFs"), commodity pools and investment funds that invest in physical commodities, in each case, that issue shares that are approved for listing and trading on a national securities exchange. Open-end funds, closed-end funds and exchange traded portfolios are collectively referred to as "Acquired Funds". It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

The Fund may also invest in ETFs with inverse market exposure.  Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market direction.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.

Although not anticipated to be the case frequently, the Fund will sell equities short when the advisor's proprietary quantitative analysis indicates that current securities prices (either for an index ETF or an individual security) are overpriced and the Fund has an opportunity to achieve positive returns from shorting securities rather than holding them long term.  Shorting individual securities will be utilized only when inverse ETFs are not available to gain the desired market sector exposure.

Acquired Funds and securities are selected using the advisor's proprietary investment strategy. Starting with the investment sectors or asset classes listed in the chart below, the advisor selects the top five asset class/sector indices for inclusion in the Fund's portfolio based on factors such as long term and short term relative strength, current price as compared to three month simple moving average, short-term price momentum, and current price as compared to its six month low.  In order to achieve the Fund's objective of capital appreciation, the advisor has identified these factors as offering, what it believes to be, the best indicator of potential future appreciation.  A maximum of two of the five indices can be shorts/inverse (i.e., selling securities short or purchasing Acquired Funds whose investment object is to provide investment results that are the inverse of the index). Once the five indices have been chosen, a quantitative sub-strategy determines the selections for the Fund. The sub-strategy will select individual securities or Acquired Funds. All of the equity asset classes (domestic and international, including securities issued in the United States, both long and short) will generally be represented by individual securities. The income and alternative asset classes will generally be represented by Acquired Funds.

The strategy quantitative analysis is performed on an at least quarterly basis. Securities and Acquired Funds are sold when the asset class/sector index that they represent are no longer included in the top 5 indices as determined by the advisor's quantitative models.

Domestic Equity (Long & Short)	Domestic Income
Basic Materials	Convertible Bonds
Consumer Goods	Preferred Stock
Consumer Services	US Domestic High Yield
Financial Services	US Domestic High Grade
Healthcare	US Domestic Interm. Term Govt.
Industrials	US Money Market
Oil & Gas
Technology	International Income
Telecommunications	Emerging Market Income
Utilities	Global (Established Market) Income
MicroCap

Alternative
International Equity	Gold
Latin America	US Dollar
Europe	Base Metals
Australia	Crude Oil
Asia	Agricultural Commodities
Real Estate

AmericaFirst Quantitative Strategies Fund

The Fund intends to achieve its investment objective by investing, under normal circumstances, in individual equity and fixed income securities and other investment companies including: (1) unit investment trusts (affiliated and non-affiliated) ("UITs"); (2) open-end management investment company ("Mutual Funds"); (3) closed-end investment companies ("Closed-End Funds") and (4) exchange traded-funds ("ETFs") (collectively "Acquired Funds").  The Fund may invest a portion of its portfolio in Acquired Funds managed by the advisor.  Securities are selected using the advisor's Portfolio Optimization Tool ("Optimizer").  The Optimizer selects from a starting universe of AmericaFirst proprietary models and seeks to create a portfolio of low correlated investment strategies.  The optimization process is based on over twenty years of price momentum history.

The Fund will sell a security when the security no longer meets the selection criteria, as part of the periodic evaluation process used to replace lower performing securities in the portfolio with more attractive securities, or when a security meets its target valuation.

Temporary Defensive Positions

From time to time, a Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, a Fund may hold all or a portion of their respective assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund will bear its pro-rata portion of such money market funds’ advisory fees and operational fees.  While a Funds is in a defensive position, the opportunity to achieve its investment objective will be limited.  The Funds also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that a Fund will achieve its goal. Each Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.

The following chart summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund's Fund Summary section of the Prospectus.

Risks	Income Trends Fund	Absolute Return Fund	Quantitative Strategies Fund	Defensive Growth Fund
Acquired Funds Strategy Risk		●	●
Commodity Related Risks		●	●
Consumer Staples Sector Risk				●
Credit Risk	●	●	●	●
Fixed Income Risk		●	●	●
Foreign and Currency Exposure Risk		●		●
Healthcare Sector Risk				●
High Yield Risk		●
Interest Rate Risk	●
Inverse ETF Risk		●
Limited History of Operations	●	●		●
Liquidity Risk		●	●
Management Risk	●	●	●	●
Non-Diversification Risk				●
Preferred Stock Risk	●	●	●	●
Real Estate Risk		●	●
Security Risk	●	●	●	●
Short Selling Risk				●
Small and Medium (Mid) Capitalization Stock Risk	●	●	●	●
Stock Market Risk	●	●	●	●
Stock Value Risk		●	●	●
Tracking Risk		●	●
Turnover Risk	●	●	●	●

•

Acquired Fund Strategy Risk.  Each Acquired Fund is subject to specific risks, depending on the nature of the Acquired Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.  Additionally, UITs may be subject to greater liquidity risk than other types of Acquired Funds if the trust were unable to liquidate its portfolio securities to meet redemption requests at prices at or near those used to calculate the trust's net asset value.  ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

•

Commodity Related Risks. The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts, commodity-based mutual funds, and commodity-based exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in consumer spending, competition, demographics and consumer preferences. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.  This sector can also be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions. Certain companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

•

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  The Fund may invest, directly or indirectly, in "junk bonds," which the Fund defines as those rated below Baa3 by Moody's or equivalently by another Nationally Recognized Statistical Rating Agency, or determined by the advisor to be of similar quality.  Such securities are speculative investments that carry greater risks than higher quality debt securities.

•

Fixed Income Risk. When a Fund invests in Acquired Funds that own bonds, in fixed income securities directly or in an equity security that may convert to a fixed income security, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).These risks could affect the value of a particular investment by the Fund possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.  In addition, a Fund may invest in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•

Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.   Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Companies in the healthcare sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. Companies in the healthcare sector are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of healthcare through outpatient services. Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly. Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, at times, may result in price discounting. Additionally, the profitability of some healthcare companies may be dependent on a relatively limited number of products and their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence.

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High-Yield Risk.  High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security.  Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

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Interest Rate Risk.  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

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Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

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Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations.

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Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk.  The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

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Non-diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, political, technological or regulatory occurrence than the portfolio of a diversified fund.

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Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.  Preferred stock prices tend to move more slowly upwards than common stock prices.

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Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  Real Estate Investment Trusts ("REITs") are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

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Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

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Short Selling Risk. If a security that is sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and may be forced to borrow the specified securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover any short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

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Small and Medium (Mid) Capitalization Stock Risk.  To the extent the Fund invests in the stocks of small and mid-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  These companies may experience higher failure rates than larger companies.  Small- and mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small- and mid-sized companies may have limited markets, product lines or financial resources and may lack management experience.

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Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

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Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing only stocks of a particular market cap, industry or investment strategy).

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Tracking Risk.  Investment in the Fund should be made with the understanding that the Underlying Funds in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Underlying Funds in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or Underlying Funds may, from time to time, temporarily be unavailable, which may further impede the ETFs' and Underlying Funds ability to track their applicable indices.

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Turnover Risk.  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Portfolio Holdings Disclosure Policies

A description of the Funds' policies regarding disclosure of the securities in the Funds' portfolios is found in the Statement of Additional Information and on the Fund’s website at www.afcm-quant.com.

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day.  This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The Funds calculate their net asset value ("NAV") per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time ("ET").  Each Fund's NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchases orders received in "proper form" by the Funds' transfer agent before the close of trading on the NYSE will be processed at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. ET.  When that happens, purchase orders received after the NYSE closes will be processed the following business day.  To be in "proper form," the purchase order must include:

•

Fund name and account number;

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Account name(s) and address;

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The dollar amount or number of shares you wish to purchase.

Multiple Classes

The Funds offer multiple classes of shares. Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C or Class U shares.  The up-front Class A sales charge and the commissions paid to dealers are as follows:

Absolute Return Fund and Defensive Growth Fund Class A:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	5.00%	5.26%	4.50%
$100,000 but less than $250,000	4.00%	4.17%	3.50%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

Income Trends Fund Class A:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	4.00%	4.17%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	1.50%
$500,000 but less than $1,000,000	1.00%	1.01%	0.50%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

Quantitative Strategies Fund Class A

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	4.00%	4.17%	3.50%
$50,000 but less than $100,000	3.50%	3.63%	3.00%
$100,000 but less than $250,000	3.00%	3.09%	2.50%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Funds' distributor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

Class U Shares

You can buy Class U shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class U shares acquired through reinvestment of dividends and capital gains distributions. Class U shares are subject to an annual 12b-1 fee of 1.00%, payable to the advisor or selected dealers. Because Class U shares pay a higher 12b-1 fee than Class A shares, Class U shares have higher ongoing expenses than Class A shares. The up-front Class U sales charge and the commissions paid to dealers are as follows:

Absolute Return Fund and Defensive Growth Fund Class U:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	2.50%	2.56%	2.25%
$100,000 but less than $250,000	2.00%	2.04%	1.75%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

Income Trends Fund Class U:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	2.00%	2.04%	1.75%
$100,000 but less than $250,000	1.50%	1.52%	1.25%
$250,000 but less than $500,000	1.00%	1.01%	0.75%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Funds' distributor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A and Class U shares.

Class A and Class U Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more for the Quantitative Strategies Fund and $100,000 or more for the Absolute Return Fund, Defensive Growth Fund and Income Trends Fund. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent:  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation:  You may add the current value of all of your existing Fund shares of the same class to determine the front-end sales charge to be applied to your current Class A or Class U purchase.  Only balances currently held entirely in the Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A or Class U sales charge.  You may include the value of the Fund's investments held by the members of your immediately family, including the value of the Fund's investments held by you or them in individual retirement plans, such as individual retirement accounts ("IRAs"), provided such balances are also currently held entirely in the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day's NAV.  If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current broker-dealer.

Investments of $1 Million or More:  With respect to Class A and Class U shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A or Class U shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for these Class A and Class U shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A and Class U Sales Charge Waivers: Each Fund may sell Class A and Class U shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by the Fund's advisor or its affiliates; (2) officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Fund's advisor or its affiliates and certain employee benefit plans for employees of the Fund's investment; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the advisors; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Fund's advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Funds.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements.  Additional information is available by calling 877-217-8363.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs.  The Funds may modify or discontinue these programs at any time.

Class C Shares

Sales of Class C shares are subject to a 1.00% front-end sales charge. Class C shares are subject to an annual 12b-1 fee of 1.00%, payable to the advisor or selected dealers. Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Class C shares purchased prior to September 9, 2011 are also subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions) to recover Commissions paid to your broker-dealer.  The CDSC for these Class C shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. Class C shares purchased on or after September 9, 2011 are not subject to a CDSC.

Class I Shares

Sales of Class I shares are not subject to a front-end sales charge or an annual 12b-1 fee.

Opening an Account

You may purchase shares directly through the Funds' transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Funds for the first time, please call toll-free 877-217-8363 to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Funds' transfer agent, send the completed Shareholder Account Application and a check payable to the appropriate Fund to the following address:

AmericaFirst Funds

c/o Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Funds (or Funds' agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the appropriate Fund.  Your investment in the Funds should be intended to serve as a long-term investment vehicle.  The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Funds reserve the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Funds also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Funds' transfer agent, at 877-217-8363 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Funds, the custodian and the transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent.  The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in the Funds is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Funds' transfer agent to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds. You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100. The Funds may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Funds at 877-217-8363.

1Additional Investments

The minimum subsequent investment in the Funds is $50.  You may purchase additional shares of the Funds by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 877-217-8363 or by writing to the Funds at:

AmericaFirst Funds

c/o Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

2Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Funds.  If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders.  The Funds are deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

Frequent Purchases and Redemptions of Fund Shares

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that a Fund significantly invests in small or mid-capitalization equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy applies uniformly to all Fund shareholders.  Additionally, each Fund assesses a 1% redemption fee for short-term trading of shares sold within 90 days of purchase.  While the Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called "omnibus accounts" include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so.  Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker, to the Funds upon request.  If the Funds become aware of market timing in an omnibus account, they will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity.  In addition, the Funds reserve the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Funds or their shareholders or if the Funds think that trading is abusive.

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HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Funds' transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day's NAV.  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Funds may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in the Funds at no charge by mail.  Your request, in proper form, should be addressed to:

AmericaFirst Funds

c/o Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

"Proper form" means your request for redemption must:

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Include the Fund name and account number;

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Include the account name(s) and address;

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State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Funds may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Funds may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 877-217-8363 if you have questions.  At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization.  The Funds will not make checks payable to any person other than the shareholder(s) of record or a financial intermediary for the benefit of the shareholder(s) or record.

By Telephone.  You may redeem any part of your account in the Funds by calling the transfer agent at 877-217-8363.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Redemption Fee and CDSC.  Each Fund charges a 1% redemption fee on shares sold with 90 days of purchase.  The redemption fee is not charged when shares are exchanged between Funds in the same share class. Shareholders in the Funds who redeem Class C shares purchased prior to September 9, 2011 less than one year after the date of purchase may be assessed a 1.00% CDSC on the shares redeemed.  Shareholders in the Funds who purchased $1 million or more Class A or Class U shares and did not pay a front-end sales charge may be assessed a 1.00% CDSC on shares redeemed less than 12 months after the date of their purchase.

The Funds use a "first in, first out" method for calculating the CDSC.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  The CDSC is paid to the advisor to reimburse expenses incurred in providing distribution-related services to the Funds.

The Funds reserve the right to modify or eliminate the CDSC or waivers at any time.  If there is a material change to a Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.  The Statement of Additional Information contains further details about the redemption fee and CDSC and the conditions for waiving these fees.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 877-217-8363.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Funds may determine from time to time.  You may increase the value of your shares in the Funds to the minimum amount within the 30-day period.  All shares of the Funds are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

1

DISTRIBUTION PLANS

The Funds have adopted distribution and service plans under Rule 12b-1 of the 1940 Act that allow the Funds to pay distribution and/or service fees in connection with the distribution of its Class A, Class U and Class C shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under the Funds' Plan related to the Class A Shares, the Funds may incur an annual fee of up to 0.50% of the average daily net assets of the Fund's Class A Shares for shareholder services and distribution related expenses .. The Quantitative Strategies Fund is currently incurring a 12b-1 fee of up to 0.25% of the average daily net assets of its Class A shares and the Absolute Return Fund, Defensive Growth Fund and Income Trends Fund are currently incurring a 12b-1 fee of up to 0.50% of the average daily net assets of its Class A shares. A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

Class U Shares

Under the Fund's Plan related to the Class U Shares, the Funds incur an annual fee of up to 1.00% of the average daily net assets of the Fund's Class U Shares.   A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

Class C Shares

Under the Fund's Plan related to the Class C Shares, the Fund incurs an annual fee of up to 1.00% of the average daily net assets of the Fund's Class C Shares.   A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

2

VALUING FUND ASSETS

The Funds' assets are generally valued at their market value.  If market prices are not available or, in the advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the advisor will value the Funds' assets at their fair value according to policies approved by the Funds' Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Funds calculate their NAV, the advisor may need to price the security using the Funds' fair value pricing guidelines. If a security, such as a small cap security, is so thinly traded that reliable market quotations are unavailable, the advisor may need to price the security using fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short term traders.  The Funds may use pricing services to determine market value.  The Funds' NAV is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

3

DIVIDENDS, DISTRIBUTIONS AND TAXES

1Dividends and Distributions

The Funds typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders.  These distributions are automatically reinvested in the Funds unless you request cash distributions on your application or through a written request to the Funds.  The Funds expect that its distributions will consist of both capital gains and dividend income.  The Funds may make distributions of their net realized capital gains (after any reductions for capital loss carry forwards) annually.

2Taxes

In general, selling shares of the Funds and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

4

MANAGEMENT

Advisor

AmericaFirst Capital Management, LLC (the "Advisor"), a California limited liability company located at 8150 Sierra College Blvd., Suite 290, Roseville, CA, serves as advisor to the Funds. The Advisor was formed in January 2007 and has been advising the Funds since their inception.  Management of the Funds and unit investment trusts is currently its primary business.  Under the terms of the management agreement, the Advisor is responsible for formulating the Funds' investment policies, making ongoing investment decisions and directing portfolio transactions.

Portfolio Manager

Rick Gonsalves is the co-founder and President of the Advisor.  Mr. Gonsalves co-founded the Advisor in January 2007.  He currently serves as the Advisor's President and Chief Executive Officer, positions he has held since the Advisor's inception.  From 2003 to 2008, he operated Renaissance Investment Services (a company that provided services to broker representatives), for which he acted as President and CEO after the business was incorporated in 2005.  He was a registered broker representative of Brecek & Young Advisors, Inc. from January 2007 to December 2007, and WRP Investments, Inc. from September 2005 to December 2006.  Mr. Gonsalves has been the portfolio manager for the Funds since their inception.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed and ownership of securities in his managed Funds.

Management Fees

The Advisor is entitled to receive fees equal to 1.00% of the average daily net assets of the Quantitative Strategies Fund, 1.50% of the average daily net assets of the Absolute Return Fund and Defensive Growth Fund and 1.25% of the average daily net assets of the Income Trends Fund.  For the period ended June 30, 201 1 , the Advisor received advisory fees as a percentage of average net assets after fee waivers and recoupments equal to 0. 72 % of the Quantitative Strategies Fund , 1.56% of the Absolute Return Fund, 1.14% of the Income Trends Fund and 0.00% of the Defensive Growth Fund .. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; acquired fund expenses and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the Quantitative Strategies Fund, at 2.45% for Class A shares, 2.95% for Class U shares and 1.95% for Class I shares of the Absolute Return Fund and Defensive Growth Fund and at 2.20% for Class A shares, 2.70% for Class U shares and 1.70% for Class I shares of the Income Trends Fund through October 31, 2012.  The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Funds' shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  A discussion regarding the basis of the Board of Trustees' approval of the management agreement with the Advisor with respect to the Quantitative Strategies Fund and Absolute Return Fund is available in the Trust's annual report to shareholders for the period ended June 30, 2010. A discussion regarding the basis of the Board of Trustees' approval of the management agreement with the Advisor with respect to the Income Trends Fund is available in the Trust's semi-annual report to shareholders for the period ended December 31, 2010. A discussion regarding the basis of the Board of Trustees' approval of the management agreement with the Advisor with respect to the Defensive Growth Fund is available in the Trust's annual report to shareholders for the period ended June 30, 2011.

The Advisor also receives management fees from the affiliated UITs in which the Funds may invest.  The Advisor is entitled to receive a fee equal to approximately 0.50% of the net assets of each affiliated UIT which it advises.  These fees are paid by the UIT to Matrix Capital Group, Inc. as the depositor/sponsor of each UIT who, in turn pays, the Advisor a portion of the creation and development fee charged to the UIT.  Matrix Capital Group, Inc. is also the Funds' Distributor.

5

6

FINANCIAL HIGHLIGHTS

AmericaFirst Quantitative Strategies Fund

The financial highlights tables are intended to help you understand the AmericaFirst Quantitative Strategies Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Class A

	For the Year Ended		For the Year Ended		For the Year Ended		For the Period Ended
	June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of period	$5.58		$4.81		$7.89		$10.00

Investment Operations:
Net investment income	0.19		0.15		0.23		0.48
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.33		0.76		(3.06)		(2.10)
Total from investment operations	1.52		0.91		(2.83)		(1.62)

Distributions from:
Net investment income	(0.19)		(0.14)		(0.25)		(0.49)
Net realized gain	(0.24)		-		-		-
Total distributions	(0.43)		(0.14)		(0.25)		(0.49)

Paid in Capital from Redemption fees	-	(b)	-		-		-

Net Asset Value, End of Period	$6.67		$5.58		$4.81		$7.89

Total Return (a)	27.66%		18.96%		(35.75)%		(16.49)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$23,856		$16,669		$2,857		$1,071

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(c)	1.78%	(g)	2.46%	(e)	6.42%	(e)	11.17%	(d)
After fees waived and expenses absorbed(c)	1.51%	(g)	1.59%	(e)	2.33%	(e)	1.50%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed(c)	2.65%	(g)	2.55%	(e)	(0.88)%	(e)	(0.22)%	(d)
After fees waived and expenses absorbed(c)	2.92%	(g)	3.42%	(e)	3.21%	(e)	9.45%	(d)

Portfolio turnover rate	284.37%		76.67%		188.73%		126.20%	(f)

(a)  Aggregate total return. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(d) Annualized.

(e)  The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively. These ratios exclude impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(f) Not annualized.
(g) The ratios include 0.01% for the year ended June 30, 2011 attributed to interest expense.
(1) The America First Quantitative Strategies Fund Class A shares commenced operations on September 28, 2007.

	Class C

	For the Year Ended		For the Year Ended		For the Year Ended		For the Period Ended
	June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$5.56		$4.81		$7.89		$10.00

Investment Operations:
Net investment income	0.14		0.11		0.19		0.48
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.33		0.76		(3.05)		(2.14)
Total from investment operations	1.47		0.87		(2.86)		(1.66)

Distributions from:
Net investment income	(0.15)		(0.12)		(0.22)		(0.45)
Net investment income	(0.24)		-		-		-
Total distributions	(0.39)		(0.12)		(0.22)		(0.45)

Paid in Capital from Redemption fees	-	(b)	-		-		-

Net Asset Value, End of Period	$6.64		$5.56		$4.81		$7.89

Total Return (a)	26.73%		17.95%		(36.21%)		(16.90)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$39,703		$16,428		$325		$ 428

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(c)	2.53%	(g)	3.22%	(e)	7.17%	(e)	11.92%	(d)
After fees waived and expenses absorbed(c)	2.26%	(g)	2.34%	(e)	3.08%	(e)	2.25%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed(c)	2.09%	(g)	1.96%	(e)	(1.63)%	(e)	(0.97)%	(d)
After fees waived and expenses absorbed(c)	2.36%	(g)	2.84%	(e)	2.46%	(e)	8.70%	(d)

Portfolio turnover rate	284.37%		76.67%		188.73%		126.20%	(f)

(a)  Aggregate total return. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(d) Annualized.

(e)  The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively. These ratios exclude impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(f) Not annualized.
(g) The ratios include 0.01% for the year ended June 30, 2011 attributed to interest expense.
(1) The America First Quantitative Strategies Fund Class C shares commenced operations on September 28, 2007.

AmericaFirst Absolute Return Fund

The financial highlights tables are intended to help you understand the AmericaFirst Absolute Return Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Class A

	For the Year Ended		For the Period Ended
	June 30, 2011		June 30, 2010(1)

Net Asset Value, Beginning of Period	$8.73		$10.00

Investment Operations:
Net investment loss	(0.09)		(0.01)
Net realized and unrealized gain(loss) on investments and futures contracts	2.16		(1.26)
Total from investment operations	2.07		(1.27)

Paid in Capital from Redemption fees	-	(b)	-

Net Asset Value, End of Period	$10.80		$8.73

Total Return (a)	23.71%		(12.70)%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$42,773		$34,043

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	2.40%	(f)	2.78%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	2.46%	(f)	2.45%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(0.71)%	(f)	(0.97)%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(0.77)%	(f)	(0.64)%	(c)

Portfolio turnover rate	575.17%		347.59%	(d)

(a) Aggregate total return. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.
(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(f) The ratios include 0.01% for the year ended June 30, 2011 attributed to interest expense.
(1) The America First Absolute Return Fund Class A shares commenced operations on February 26, 2010.

	Class U

	For the Year Ended		For the Period Ended
	June 30, 2011		June 30, 2010(1)

Net Asset Value, Beginning of Period	$8.72		$10.00

Investment Operations:
Net investment loss	(0.13)		(0.03)
Net realized and unrealized gain (loss) on investments and futures contracts	2.13		(1.25)
Total from investment operations	2.00		(1.28)

Paid in Capital from Redemption fees	-	(b)	-

Net Asset Value, End of Period	$10.72		$8.72

Total Return (a)	22.94%		(12.80)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$47,319		$30,751

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	2.90%	(f)	3.28%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	2.96%	(f)	2.95%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(1.21)%	(f)	(1.47)%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(1.27)%	(f)	(1.14)%	(c)

Portfolio turnover rate	575.17%		347.59%	(d)

(a) Aggregate total return. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(f) The ratios include 0.01% for the period ended June 30, 2011 attributed to interest expense.
(1) The America First Absolute Return Fund Class U shares commenced operations on February 26, 2010.

	Class I

	For the Period Ended
	June 30, 2011(1)

Net Asset Value, Beginning of Period	$9.07

Investment Operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments and futures contracts	1.79
Total from investment operations	1.78

Paid in Capital from Redemption fees	-	(b)

Net Asset Value, End of Period	$10.85

Total Return (a)	19.63%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$13,774

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	1.90%	(c)(f)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	1.96%	(c)(f)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(0.02)%	(c)(f)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(0.08)%	(c)(f)

Portfolio turnover rate	575.17%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.
(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(f) The ratios include 0.01% for the period ended June 30, 2011 attributed to interest expense.
(1)The America First Absolute Return Fund Class I shares commenced operations on July 12, 2010.

AmericaFirst Income Trends Fund

The financial highlights tables are intended to help you understand the AmericaFirst Income Trends Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Class A		Class I		Class U
	For the Period		For the Period		For the Period
	Ended		Ended		Ended
	June 30, 2011 (1)		June 30, 2011 (1)		June 30, 2011 (1)

Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00

Investment Operations:
Net investment income	0.54		0.59		0.50
Net realized and unrealized gain on investments	0.30	(f)	0.30	(f)	0.28	(f)
Total from investment operations	0.84		0.89		0.78

Distributions from:
Net investment income	(0.55)		(0.60)		(0.51)
Net realized gain	(0.20)		(0.20)		(0.20)
Total distributions	(0.75)		(0.80)		(0.71)

Paid in Capital from Redemption fees	-	(b)	-	(b)	-	(b)

Net Asset Value, End of Period	$10.09		$10.09		$10.07

Total Return (a)	8.36%		8.86%		7.71%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,477		$13,277		$23,799

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.31%	(c)(e)	1.81%	(c)(e)	2.81%	(c)(e)
After fees waived and expenses absorbed	2.21%	(c)(e)	1.71%	(c)(e)	2.71%	(c)(e)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	5.14%	(c)(e)	5.94%	(c)(e)	5.25%	(c)(e)
After fees waived and expenses absorbed	5.24%	(c)(e)	6.04%	(c)(e)	5.35%	(c)(e)

Portfolio turnover rate	309.01%	(d)	309.01%	(d)	309.01%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) The ratios include 0.01% for the period ended June 30, 2011 attributed to interest expense.

(f)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011,  primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)The America First Income Trends Fund commenced operations on July 1, 2010.

AmericaFirst Defensive Growth Fund

The financial highlights tables are intended to help you understand the AmericaFirst Defensive Growth Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Class A

	For the Period Ended
	June 30, 2011(1)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	-	(f)
Net realized and unrealized loss on investments	(0.01)
Total from investment operations	(0.01)

Net Asset Value, End of Period	$ 9.99

Total Return (a)	(0.10)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,469

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(d)	5.96%	(b)(e)
After fees waived and expenses absorbed(d)	2.59%	(b)(e)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed(d)	(3.95)%	(b)(e)
After fees waived and expenses absorbed(d)	(0.58)%	(b)(e)

Portfolio turnover rate	41.02%	(c)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c) Not annualized.
(d) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(e) The ratios include 0.14% for the period ended June 30, 2011 attributed to interest expense.
(f) Net investment loss was less than $(0.01) per share.
(1) The America First Defensive Growth Fund Class A shares commenced operations on May 23, 2011.

	Class I

	For the Period Ended
	June 30, 2011(1)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	-	(g)
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	(0.02)

Paid in Capital from Redemption fees	-	(b)

Net Asset Value, End of Period	$9.98

Total Return (a)	(0.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,001

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(e)	5.46%	(c)(f)
After fees waived and expenses absorbed(e)	2.09%	(c)(f)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed(e)	(3.57)%	(c)(f)
After fees waived and expenses absorbed(e)	(0.20)%	(c)(f)

Portfolio turnover rate	41.02%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in                        the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(f) The ratios include 0.14% for the period ended June 30, 2011 attributed to interest expense.
(g) Net investment loss was less than $(0.01) per share.
(1) The America First Defensive Growth Fund Class I shares commenced operations on May 23, 2011.

	Class U

	For the Period Ended
	June 30, 2011(1)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	(0.03)

Paid in Capital from Redemption fees	-	(b)

Net Asset Value, End of Period	$ 9.97

Total Return (a)	(0.30)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 3,575

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(e)	6.46%	(c)(f)
After fees waived and expenses absorbed(e)	3.09%	(c)(f)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed(e)	(4.23)%	(c)(f)
After fees waived and expenses absorbed(e)	(0.86)%	(c)(f)

Portfolio turnover rate	41.02%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in                                                                 the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(f) The ratios include 0.14% for the period ended June 30, 2011 attributed to interest expense.
(1) The America First Defensive Growth Fund Class U shares commenced operations on May 23, 2011.

PRIVACY NOTICE

AMERICAFIRST DEFENSIVE GROWTH FUND

AMERICAFIRST INCOME TRENDS FUND

AMERICAFIRST ABSOLUTE RETURN FUND

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

(the “AmericaFirst Funds”)

Rev. May 2011

FACTS	WHAT DO THE AMERICAFIRST FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the AmericaFirst Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do the AmericaFirst Funds share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-217-8363

PRIVACY NOTICE

Page 2

Who we are:
Who is providing this notice?

This notice is provided by the AmericaFirst Defensive Growth Fund,

AmericaFirst Income Trends Fund, AmericaFirst Absolute Return Fund and AmericaFirst Quantitative Strategies Fund, each an open-end series (mutual fund) of a registered investment management company.

What we do:
How do the AmericaFirst Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the AmericaFirst Funds collect my personal information?

We collect your personal information, for example, when you

•

open and account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and non-financial companies.

•

Our affiliates include financial companies, such as Catalyst Funds and its series other than the AmericaFirst Funds, AmericaFirst Capital Management, LLC and each company listed under “Principal Shareholders”  in our most recent Statement of Additional Information filed with the U.S. Securities and Exchange Commission  as being deemed to control one or more of the AmericaFirst Funds.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The AmericaFirst Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The AmericaFirst Funds do not jointly market.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds' affiliates.  The annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Funds' performance results as of each Fund's latest annual fiscal year end.

Call the Funds at 877-217-8363 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Funds and to make shareholder inquiries. You may also obtain this information from the Funds' internet site at www.afcm-quant.com.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (the "SEC") Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21872

Catalyst Value Fund

Class A: CTVAX Class C: CTVCX  Class I: CTVIX

Catalyst Strategic Value Fund

Class A: STVAX Class C: STVCX

Catalyst Large Cap Value Fund

Class A: LVXAX Class C: LVXCX

Catalyst International Value Fund

Class A: IVXAX Class C: IVXCX

Catalyst/SMH High Income Fund

Class A: HIIFX Class C: HIICX

Catalyst/SMH Total Return Income Fund

Class A: TRIFX Class C: TRICX

Catalyst/Groesbeck Growth of Income Fund

Class A: CGGAX Class C: CGGCX  Class I: CGGIX

Catalyst/MAP Global Total Return Income Fund

Class A: TRXAX Class C: TRXCX

Catalyst/MAP Global Capital Appreciation Fund

Class A: CAXAX Class C: CAXCX

PROSPECTUS

NOVEMBER 1, 2011

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090

1-866-447-4228

www.CatalystMutualFunds.com

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FUND SUMMARY: CATALYST VALUE FUND

1

FUND SUMMARY: CATALYST STRATEGIC VALUE FUND

5

FUND SUMMARY: CATALYST LARGE CAP VALUE FUND

9

FUND SUMMARY: CATALYST INTERNATIONAL VALUE FUND

12

FUND SUMMARY: CATALYST/SMH HIGH INCOME FUND

15

FUND SUMMARY: CATALYST/SMH TOTAL RETURN INCOME FUND

20

FUND SUMMARY: CATALYST/GROESBECK GROWTH OF INCOME FUND

26

FUND SUMMARY: CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND

30

FUND SUMMARY: CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND

35

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

39

HOW TO BUY SHARES

53

HOW TO REDEEM SHARES

60

DISTRIBUTION PLANS

61

VALUING THE FUNDS' ASSETS

62

DIVIDENDS, DISTRIBUTIONS AND TAXES

62

MANAGEMENT OF THE FUNDS

63

FINANCIAL HIGHLIGHTS

72

PRIVACY NOTICE

85

1

FUND SUMMARY: CATALYST VALUE FUND

1Investment Objective: The Fund's goal is to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 53 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.28%	0.28%	0.28%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.79%	2.54%	1.54%
Fee Waiver and/or Expense Reimbursement [2]	(0.23)%	(0.23)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.31%	1.31%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C	Class I
1	$725	$234	$133
3	$1,085	$769	$464
5	$1,469	$1,330	$818
10	$2,541	$2,858	$1,815

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2011 was 123.34%.

2Principal investment Strategies:

The Fund invests primarily in common stocks of domestic issuers. The Fund may invest in companies of any market capitalization but has a concentration in smaller capitalization stocks.  The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. The quantitative analysis ranks stocks based on a combination of the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a selection of profitable companies with relatively low P/E ratios.

The highest scoring common stocks from the quantitative analysis are then researched to identify which companies the portfolio manager believes have the best opportunity to maintain their financial performance and increase in value.

Stocks are subsequently removed from the portfolio when we believe it is unlikely that the company can continue to generate a similar return on invested capital in the future or if the stock reaches our estimate of fair market value.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

3Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

4Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Value Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 24.69% (quarter ended September 30, 2009), and the lowest return for a quarter was (15.99%) (quarter ended June 30, 2010). The Fund’s Class A year-to-date return for the period ended September 30, 2011 was (31.04%).

Average Annual Total Returns

(for the periods ended, December 31, 2010)

Class A	1 Year	Since inception (7/31/2006)
Return Before Taxes	13.94%	10.04%
Return After Taxes on Distributions	13.80%	9.57%
Return After Taxes on Distributions and Sale of Fund Shares	9.23%	8.42%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.83%
Russell 2000 Total Return Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	2.00%

Class C	1 Year	Since inception (7/31/2006)
Return Before Taxes	19.94%	10.82%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.83%
Russell 2000 Total Return Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	2.00%

Class I	1 Year	Since inception (3/27/2009)
Return Before Taxes	21.23%	52.36%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class I shares will vary.

The Russell 2000 Total Return Value Index is included because the Fund’s portfolio generally includes a significant number of smaller capitalization companies.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers: David Miller, Senior Portfolio Manager, serves as the Fund's Portfolio Manager.  Mr. Miller has served the Fund in this capacity since the Fund commenced operations in 2006.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

2

FUND SUMMARY: CATALYST STRATEGIC VALUE FUND

1Investment Objective: The Fund's goal is to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 53 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	2.80%	2.80%
Acquired Fund Fees and Expenses1,	0.02%	0.02%
Total Annual Fund Operating Expenses	4.32%	5.07%
Fee Waiver and/or Expense Reimbursement [2]	(2.74)%	(2.74)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.58%	2.33%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C
1	$726	$236
3	$1,574	$1,276

2Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  The portfolio turnover rate of the Fund for the period October 28, 2010 (commencement of operations) through June 30, 2011 was 46.29%.

3Principal Investment Strategies:

The Fund invests primarily in common stocks of domestic issuers. The Fund may invest in companies of any market capitalization but has a concentration in medium capitalization stocks. The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield. The Fund will also write covered call options on the long equity positions.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. The quantitative analysis ranks stocks based on a combination of the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a selection of profitable companies with relatively low P/E ratios.

The highest scoring stocks from the quantitative analysis are then researched to identify which companies the portfolio manager believes have the best opportunity to maintain their financial performance and increase in value. These stocks are purchased by the Fund as long positions.

The Fund may also sell short securities that are lower ranked from the quantitative process that the Advisor believes are unattractive and likely to underperform. This means that the Fund may sell a security that it does not own when the Advisor believes that the value of the security will decline or underperform the long selections.

The Fund generally will hold long positions up to approximately 150% of the Fund's net assets, and short positions up to approximately 50% of the Fund's net assets. The long and short positions held by the Fund may vary over time as market conditions change. The Fund may also use futures contracts on stock indexes to provide a portion of the long exposure.

Stocks are subsequently removed from the portfolio when the Advisor believes it is unlikely that the company can continue to generate a similar return on invested capital in the future or if the stock reaches the Advisor’s estimate of fair market value. Stocks sold short are repurchased when the Advisor believes the stock may no longer underperform.

To secure the Fund's obligation to cover its short positions, the Fund must pledge collateral as security to the broker. This pledged collateral is segregated and maintained with the Fund's custodian. The Fund will invest primarily in common stocks of domestic issuers. The Fund currently considers companies of any market capitalization but has a concentration in medium capitalization stocks.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

4Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Futures Risk. The Fund’s use of stock index futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

Leverage Risk. By selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage to increase the Fund's exposure to long equity positions will make any change in the Fund's NAV greater than it would be without the use of leverage.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

5

6Performance: Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.   Updated performance information will be available at no cost by calling 1-866-447-4228.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers: David Miller, Senior Portfolio Manager, and Jerry Szilagyi, CEO, serve as the Fund's Portfolio Managers. They have served the Fund in this capacity since the Fund commenced operations in 2010.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

3

4

FUND SUMMARY: CATALYST LARGE CAP VALUE FUND

1Investment Objective: The Fund's goal is to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 53 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses[1,2]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.66%	2.41%
Fee Waiver and/or Expense Reimbursement [3]	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.46%	2.21%

1Estimated for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

3The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C
1	$715	$224
3	$1,050	$732

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

2Principal Investment Strategies:

The Fund invests primarily in common stocks of domestic issuers. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in large cap stocks defined as stocks of companies with at least $10 billion in market capitalization. The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield.  The Fund may also write covered calls on the long equity positions.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. The quantitative analysis ranks stocks based on a combination of the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a selection of profitable companies with relatively low P/E ratios.

The highest scoring common stocks from the quantitative analysis are then researched to identify which companies the portfolio manager believes have the best opportunity to maintain their financial performance and increase in value.

Stocks are subsequently removed from the portfolio when we believe it is unlikely that the company can continue to generate a similar return on invested capital in the future or if the stock reaches our estimate of fair market value.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

3Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

4

5Performance: Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.   Updated performance information will be available at no cost by calling 1-866-447-4228.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Manager: David Miller, Senior Portfolio Manager, serves as the Fund's Portfolio Manager.  Mr. Miller has served the Fund in this capacity since the Fund commenced operations in 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

5

FUND SUMMARY: CATALYST INTERNATIONAL VALUE FUND

1Investment Objective: The Fund's goal is to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 53 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses[1,2]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.66%	2.41%
Fee Waiver and/or Expense Reimbursement [3]	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.31%

1 Estimated for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

3 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C
1	$725	$234
3	$1,059	$742

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

2Principal Investment Strategies:

The Fund primarily invests in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”) from at least three foreign countries.  The Fund may invest in companies of any market capitalization but has a concentration in large capitalization stocks, those with market capitalizations over $10 billion. The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield.  The Fund may also engage in currency hedging.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. The quantitative analysis ranks stocks based on a combination of the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a selection of profitable companies with relatively low P/E ratios.

The highest scoring common stocks from the quantitative analysis are then researched to identify which companies the portfolio manager believes have the best opportunity to maintain their financial performance and increase in value.

Stocks are subsequently removed from the portfolio when we believe it is unlikely that the company can continue to generate a similar return on invested capital in the future or if the stock reaches our estimate of fair market value.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

3Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

4

5Performance: Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.   Updated performance information will be available at no cost by calling 1-866-447-4228.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers: David Miller, Senior Portfolio Manager and Todd Walters, Portfolio Manager, serve as the Fund's Portfolio Managers.  Mr. Miller and Mr. Walters have served the Fund in this capacity since the Fund commenced operations in 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: CATALYST/SMH HIGH INCOME FUND

6Investment Objective: The Fund seeks to provide a high level of current income with capital appreciation as a secondary objective.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 53 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.23%	0.23%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.49%	2.24%
Fee Waiver and/or Expense Reimbursement[2]	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.46%	2.21%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year	Class A	Class C
1	$617	$224
3	$921	$697
5	$1,247	$1,197
10	$2,168	$2,572

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2011 was 57.73%.

7Principal Investment Strategies:

The Fund invests in a non-diversified group of low-quality, high yield corporate bonds, convertible securities and asset-backed securities.  The Fund may invest without limitation in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds).  The Fund may also invest in corporate issues that have defaulted.  Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume.  While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.  The Fund seeks capital appreciation from selling securities above the purchase price.  Bonds may appreciate in value through an improvement in credit quality among other reasons.

To select the securities in which to invest, SMH Capital Advisors, Inc., the Fund’s sub-advisor (“Sub-Advisor”), conducts fundamental credit research on each issuer.  Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund invests primarily in, and will choose its investments from, the following types of securities:

• Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.

•

Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders. Preferred stock has a superior claim on the issuer’s income and assets relative to common stock but a lower claim on assets than corporate bondholders.

• Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

•

Asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the underlying loans transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund does not intend to invest in sub-prime mortgage backed securities.

•

Collateralized Mortgage Obligations (CMOs). CMOs are a specific type of asset backed securities that are collateralized by mortgages or mortgage pass-through securities. When CMOs are created, the rights to receive principal and interest payments on the underlying mortgages are divided up to create short, intermediate and long-term CMO bonds. These rights are delegated and divided among the various maturity structures of the CMOs based on assumptions made by the creators concerning the timing of cash flows on the underlying mortgages, including expected prepayment rates. The Fund does not intend to invest in sub-prime mortgage backed securities.

In addition, the Fund may also invest in other investment companies to the extent permitted by federal law and any exemptions granted to the Fund by the SEC.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

1Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Asset-Backed Security Risk.  When the Fund invests in asset-backed securities, including mortgage backed securities and CMOs, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Prepayment Risk.  During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates.  Prepayment may shorten the effective maturities of these securities and the Fund may have to reinvest at a lower interest rate.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

U.S. Agency Securities Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

2Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the High Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 27.23% (quarter ended June 30, 2009), and the lowest return for a quarter was (0.60)% (quarter ended June 30, 2010). The Fund’s Class A year-to-date return for the period ended September 30, 2011 was (5.15%).

Average Annual Total Returns

(for the periods ended

3December 31, 2010)

Class A	1 Year	Since inception (5/21/2008)
Return Before Taxes	12.29%	6.59%
Return After Taxes on Distributions	7.95%	2.24%
Return After Taxes on Distributions and Sale of Fund Shares	8.41%	2.96%
Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)	15.24%	10.65%

Class C	1 Year	Since inception (5/21/2008)
Return Before Taxes	17.02%	7.86%
Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)	15.24%	10.65%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Sub-Advisor: SMH Capital Advisors, Inc. serves as the Fund’s Sub-Advisor.

Portfolio Managers: Jeffrey Cummer, President and Senior Portfolio Manager, Dwayne Moyers, CIO and Senior Portfolio Manager, and Morgan Neff, Portfolio Manager and Head Trader, serve as the Fund’s Portfolio Managers.  Mr. Cummer and Mr. Moyers have served the Fund in this capacity since the Fund commenced operations in 2008. Mr. Neff has served the Fund in this capacity since October 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

2

FUND SUMMARY: CATALYST/SMH TOTAL RETURN INCOME FUND

Investment Objective: The TRI Fund seeks to provide total return, which consists of current income and capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 53 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.31%	0.31%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.57%	2.32%
Fee Waiver and/or Expense Reimbursement[2]	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.31%

1Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C
1	$725	$234
3	$1,041	$723
5	$1,380	$1,239
10	$2,334	$2,655

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2011 was 60.04%.

1Principal investment Strategies:

Normally, the TRI Fund invests primarily in a broad range of income-producing securities. These include equity securities, such as dividend-paying common stocks and REITs and debt securities, such as interest-paying bonds and convertible bonds. The Fund may also invest in preferred stock, master limited partnerships, bank notes and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions.

Generally, at least 30% of the Fund’s assets will be invested in equity securities. Subject to the provisions of the Investment Company Act of 1940 (the “1940 Act”) and any applicable exemptive orders, the Fund may invest in other investment companies (“acquired funds”), including Business Development Companies (“BDCs”) and other closed-end funds, and exchange-traded funds (“ETFs”). The Fund may invest in companies of any market capitalization but generally focuses on stocks with capitalization between $1 billion and $10 billion.

The Fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in debt securities of non-U.S. issuers.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality) also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, SMH Capital Advisors, Inc. (“SMHCA” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments with yields above the market average and generally focuses on value-oriented securities – those with low price to sales, price to book and price to earnings ratios relative to their growth rates. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

2Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

3Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Total Return Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The average annual total returns are also compared over time to the Merrill Lynch US Cash Pay High Yield Return Index because the Fund’s portfolio generally includes a significant number of high yield bonds.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 29.75% (quarter ended June 30, 2009), and the lowest return for a quarter was (7.09%) (quarter ended March 31, 2009). The Fund’s Class A year-to-date return for the period ended September 30, 2011 was (14.80%).

Average Annual Total Returns

(for the periods ended

4December 31, 2010)

Class A	1 Year	Since inception (5/21/2008)
Return Before Taxes	13.58%	0.00%
Return After Taxes on Distributions	11.12%	-3.06%
Return After Taxes on Distributions and Sale of Fund Shares	8.72%	-1.94%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	-1.54%
Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)	15.24%	10.65%

Class C	1 Year	Since inception (5/21/2008)
Return Before Taxes	19.63%	1.53%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	-1.54%
Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)	15.24%	10.65%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (“the Advisor”).

Sub-Advisor: SMH Capital Advisors, Inc. serves as the Fund’s Sub-Advisor.

Portfolio Managers: Jeffrey Cummer, President and Senior Portfolio Manager, Dwayne Moyers, CIO and Senior Portfolio Manager, and Morgan Neff, Portfolio Manager and Head Trader, serve as the Fund’s Portfolio Managers.  Mr. Cummer and Mr. Moyers have served the Fund in this capacity since the Fund commenced operations in 2008. Mr. Neff has served the Fund in this capacity since October 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

3

FUND SUMMARY: CATALYST/GROESBECK GROWTH OF INCOME FUND

Investment Objective: The Fund seeks to provide current income that increases over time, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 53 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.06%	1.06%	1.06%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.32%	3.07%	2.07%
Fee Waiver and/or Expense Reimbursement[2]	(0.76)%	(0.76)%	(0.76)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.56%	2.31%	1.31%

1  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2  The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	GROWTH OF INCOME FUND
	Class A	Class C	Class I
1	$725	$234	$133
3	$1,189	$877	$575
5	$1,679	$1,545	$1,044
10	$3,023	$3,330	$2,340

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2011 was 24.56%.

Principal Investment Strategies:

The Growth of Income Fund invests primarily in dividend-paying common stock of medium and large capitalization companies.  The Fund’s sub-advisor, Groesbeck Investment Management Corp. ("GIM" or the "Sub-Advisor") defines large capitalization companies as those with a market capitalization of $5 billion or more. The Fund’s investments will generally be in common stocks that offer dividend yields above the market average and often show promise for future dividend increases.

The securities selected for the portfolio will generally have a higher level of earnings, revenue, and dividend growth rates than the market average.  The Sub-Advisor also attempts to select securities of companies that have strong balance sheets with a high return on equity and a low dividend payout ratio (the amount of dividends paid as a percentage of profits). The Sub-Advisor believes that these are characteristics that generally lead to securities with more sustainable dividends. A company that pays out a smaller portion of its profits as dividends has a better ability to continue to pay or raise its dividends than a company that already pays out a higher percentage of its profits.

The Sub-Advisor, seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities. Characteristics that may lead to the sale of a security include slowing sales and earnings growth and slowing dividend growth or reduced dividends.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

1Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Limited History of Operations. The Fund is a relatively new mutual fund and has a limited history of operations.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

2Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Growth of Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 7.95% (quarter ended September 30, 2010), and the lowest return for a quarter was (9.64%) (quarter ended June 30, 2010). The Fund’s Class A year-to-date return for the period ended September 30, 2011 was (2.08%).

Average Annual Total Returns

(for the periods ended

3December 31, 2010)

Class A	1 Year	Since inception (12/30/2009)
Return Before Taxes	2.11%	0.88%
Return After Taxes on Distributions	1.69%	0.47%
Return After Taxes on Distributions and Sale of Fund Shares	1.35%	0.55%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	13.87%

Class C	1 Year	Since inception (12/30/2009)
Return Before Taxes	7.15%	5.85%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	13.87%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares and Class I shares will vary. The Class I shares do not have a full calendar year of performance as of December 31, 2010.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (the “Advisor”).

Sub-Advisor: Groesbeck Investment Management Corp. serves as the Fund’s Sub-Advisor.

Portfolio Managers: Robert Groesbeck, President and Chief Investment Officer of the Sub-Advisor, is primarily responsible for the day-to-day management of the Fund’s portfolio. Robert P. Dainesi, Executive Vice President and Director of Research, also serves as portfolio manager for the Fund. They have served the Fund in these capacities since the Fund commenced operations in 2009.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

4

FUND SUMMARY: CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND

Investment Objective: The Fund seeks to provide total return, which consists of current income and capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 53 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses[1,2]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.66%	2.41%
Fee Waiver and/or Expense Reimbursement [3]	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.31%

1 Estimated for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

3 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C
1	$725	$234
3	$1,059	$742

1Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

2Principal investment Strategies:

Normally, the Global TRI Fund invests primarily in a broad range of domestic and international fixed income and equity securities. . These include debt securities, such as interest-paying bonds and convertible bonds and equity securities, such as dividend-paying common stocks. The Fund may also invest in preferred stocks and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions, but under normal circumstances includes at least three foreign countries.

The Fund may invest in the securities of companies of any market capitalization or credit quality. The Fund may invest its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may also invest its assets in debt securities of non-U.S. issuers. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, a majority of the Fund’s investments will be in securities of issuers domiciled outside of the United States.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality) also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, Managed Asset Portfolios, LLC, (“MAP” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where there is a catalyst to unlock the intrinsic value of the company. Securities are subsequently removed from the portfolio when the stock exceeds our estimate of fair market value or when there is a change or deterioration at the company that cause the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

3Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

4Performance: Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.   Updated performance information will be available at no cost by calling 1-866-447-4228.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (“the Advisor”).

Sub-Advisor: Managed Asset Portfolios, LLC. serves as the Fund’s Sub-Advisor.

Portfolio Manager: Michael Dzialo, President and Portfolio Manager, and Peter Swan, International Portfolio Manager, serve as the Fund’s Portfolio Managers.  They have served the Fund in this capacity since the Fund commenced operations in 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

5

FUND SUMMARY: CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND

1Investment Objective: The Fund's goal is to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 53 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses[1,2]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.66%	2.41%
Fee Waiver and/or Expense Reimbursement [3]	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.31%

1 Estimated for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

3 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C
1	$725	$234
3	$1,059	$742

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

2Principal Investment Strategies:

The Fund primarily invests in equity securities of U.S. and foreign issuers, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may invest in companies of any market capitalization. The Fund may also write covered call options on its equity positions. The allocation of the Fund’s investments to U.S. and foreign issuers and among various levels of market capitalizations may vary substantially depending on various factors, including market conditions, but under normal circumstances includes at least three foreign countries. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, a majority of the Fund’s investments will be in securities of issuers domiciled outside of the United States.

The Fund’s sub-advisor, Managed Asset Portfolios, LLC, (“MAP” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where there is a catalyst to unlock the intrinsic value of the company. Stocks are subsequently removed from the portfolio when the stock exceeds our estimate of fair market value or when there is a change or deterioration at the company that cause the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

3Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

4

5Performance: Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.   Updated performance information will be available at no cost by calling 1-866-447-4228.

Advisor: Catalyst Capital Advisors LLC is the Fund’s investment advisor (“the Advisor”).

Sub-Advisor: Managed Asset Portfolios, LLC. serves as the Fund’s Sub-Advisor.

Portfolio Manager: Michael Dzialo, President and Portfolio Manager, and Peter Swan, International Portfolio Manager, serve as the Fund’s Portfolio Managers.  They have served the Fund in this capacity since the Fund commenced operations in 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

6

7

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The investment objective of each Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change a Fund's investment objective, shareholders will be given 60 days’ advance notice.

Fund	Investment Objective
Catalyst Value Fund	The Fund's goal is to achieve long-term capital appreciation.
Catalyst Strategic Value Fund	The Fund's goal is to achieve long-term capital appreciation.
Catalyst Large Cap Value Fund	The Fund's goal is to achieve long-term capital appreciation.
Catalyst International Value Fund	The Fund's goal is to achieve long-term capital appreciation.
Catalyst/SMH High Income Fund	The Fund seeks to provide a high level of current income with capital appreciation as a secondary objective.
Catalyst/SMH Total Return Income Fund	The Fund seeks to provide total return, which consists of current income and capital appreciation.
Catalyst/Groesbeck Growth of Income Fund	The Fund seeks to provide current income that increases over time, and as a secondary objective, capital appreciation.
Catalyst/MAP Global Total Return Income Fund	The Fund seeks to provide total return, which consists of current income and capital appreciation.
Catalyst/MAP Global Capital Appreciation Fund	The Fund's goal is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund’s main investment strategies are discussed in the Summary Section for the Fund and are the strategies that the Advisor and/or Sub-Advisor believes are most likely to be important in trying to achieve the Fund’s investment objective.  You should note, however, that each Fund may use other non-principal strategies and invest in other securities not described in this prospectus, which are disclosed in detail in the Fund’s Statement of Additional Information (“SAI”).  For a copy of the SAI please call toll free at 1-866-447-4228 or visit the Funds’ website at www.CatalystMutualFunds.com.

Catalyst Value Fund

The Fund invests primarily in common stocks of domestic issuers. The Fund may invest in companies of any market capitalization but has a concentration in smaller capitalization stocks.  The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. The quantitative analysis ranks stocks based on a combination of the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a selection of profitable companies with relatively low P/E ratios.

The highest scoring common stocks from the quantitative analysis are then researched to identify which companies the portfolio manager believes have the best opportunity to maintain their financial performance and increase in value.

Stocks are subsequently removed from the portfolio when we believe it is unlikely that the company can continue to generate a similar return on invested capital in the future or if the stock reaches our estimate of fair market value.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst Strategic Value Fund

The Fund invests primarily in common stocks of domestic issuers. The Fund may invest in companies of any market capitalization but has a concentration in medium capitalization stocks. The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield. The Fund will also write covered call options on the long equity positions.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. The quantitative analysis ranks stocks based on a combination of the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a selection of profitable companies with relatively low P/E ratios.

The highest scoring stocks from the quantitative analysis are then researched to identify which companies the portfolio manager believes have the best opportunity to maintain their financial performance and increase in value. These stocks are purchased by the Fund as long positions. The Fund may also sell short securities that are lower ranked from the quantitative process that the Advisor believes are unattractive and likely to underperform. This means that the Fund may sell a security that it does not own when the Advisor believes that the value of the security will decline or underperform the long selections.

The Fund generally will hold long positions up to approximately 150% of the Fund's net assets, and short positions up to approximately 50% of the Fund's net assets. The long and short positions held by the Fund may vary over time as market conditions change. The Fund may also use futures contracts on stock indexes to provide a portion of the long exposure.

Stocks are subsequently removed from the portfolio when the Advisor believes it is unlikely that the company can continue to generate a similar return on invested capital in the future or if the stock reaches our estimate of fair market value. Stocks sold short are repurchased when the Advisor believes the stock may no longer underperform.

To secure the Fund's obligation to cover its short positions, the Fund must pledge collateral as security to the broker. This pledged collateral is segregated and maintained with the Fund's custodian. The Fund will invest primarily in common stocks of domestic issuers. The Fund currently considers companies of any market capitalization but has a concentration in  medium capitalization stocks.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst Large Cap Value Fund

The Fund invests primarily in common stocks of domestic issuers. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in large cap stocks defined as stocks of companies with at least $10 billion in market capitalization. The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield.  The Fund may also write covered calls on the long equity positions.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. The quantitative analysis ranks stocks based on a combination of the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a selection of profitable companies with relatively low P/E ratios.

The highest scoring common stocks from the quantitative analysis are then researched to identify which companies the portfolio manager believes have the best opportunity to maintain their financial performance and increase in value.

Stocks are subsequently removed from the portfolio when we believe it is unlikely that the company can continue to generate a similar return on invested capital in the future or if the stock reaches our estimate of fair market value.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst International Value Fund

The Fund primarily invests in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”) from at least three foreign countries. The Fund may invest in companies of any market capitalization but has a concentration in large capitalization stocks, those with market capitalizations over $10 billion. The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield.  The Fund may also engage in currency hedging.

The place of domicile of an issuer is not always clear. The determination of domicile may be based on many factors, such as the company’s country of incorporation, country of headquarter offices, primary exchange, geographic sources of revenue, and geographic location of assets. Domicile is determined at the time of investment.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. The quantitative analysis ranks stocks based on a combination of the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a selection of profitable companies with relatively low P/E ratios.

The highest scoring common stocks from the quantitative analysis are then researched to identify which companies the portfolio manager believes have the best opportunity to maintain their financial performance and increase in value.

Stocks are subsequently removed from the portfolio when we believe it is unlikely that the company can continue to generate a similar return on invested capital in the future or if the stock reaches our estimate of fair market value.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/SMH High Income Fund

The Fund invests in a non-diversified group of low-quality, high yield corporate bonds, convertible securities and asset-backed securities.  The Fund may invest without limitation in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds).  The Fund may also invest in corporate issues that have defaulted.  Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume.  While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.  The Fund seeks capital appreciation from selling securities above the purchase price.  Bonds may appreciate in value through an improvement in credit quality among other reasons.

To select the securities in which to invest, SMH Capital Advisors, Inc., the Fund’s sub-advisor (“SMHCA” or “Sub-Advisor”), conducts fundamental credit research on each issuer.  Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund invests primarily in, and will choose its investments from, the following types of securities:

• Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.

•

Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders. Preferred stock has a superior claim on the issuer’s income and assets relative to common stock but a lower claim on assets than corporate bondholders.

• Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

•

Asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the underlying loans transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund does not intend to invest in sub-prime mortgage backed securities.

•

Collateralized Mortgage Obligations (CMOs). CMOs are a specific type of asset backed securities that are collateralized by mortgages or mortgage pass-through securities. When CMOs are created, the rights to receive principal and interest payments on the underlying mortgages are divided up to create short, intermediate and long-term CMO bonds. These rights are delegated and divided among the various maturity structures of the CMOs based on assumptions made by the creators concerning the timing of cash flows on the underlying mortgages, including expected prepayment rates. The Fund does not intend to invest in sub-prime mortgage backed securities.

In addition, the Fund may also invest in other investment companies to the extent permitted by federal law and any exemptions granted to the Fund by the SEC.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/SMH Total Return Income Fund

Normally, the TRI Fund invests primarily in a broad range of income-producing securities. These include equity securities, such as dividend-paying common stocks and REITs and debt securities, such as interest-paying bonds and convertible bonds. The Fund may also invest in preferred stock, master limited partnerships, bank notes and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions.

Generally, at least 30% of the Fund’s assets will be invested in equity securities. Subject to the provisions of the Investment Company Act of 1940 (the “1940 Act”) and any applicable exemptive orders, the Fund may invest in other investment companies, including Business Development Companies (“BDCs”) and other closed-end funds, and exchange-traded funds (“ETFs”). The Fund may invest in companies of any market capitalization but generally focuses on stocks with capitalization between $1 billion and $10 billion.

The Fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The place of domicile of an issuer is not always clear. The determination of domicile may be based on many factors, such as the company’s country of incorporation, country of headquarter offices, primary exchange, geographic sources of revenue, and geographic location of assets. Domicile is determined at the time of investment.  The Fund may also invest up to 20% of its assets in debt securities of non-U.S. issuers.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality), also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, SMH Capital Advisors, Inc. (“SMHCA” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments with yields above the market average and generally focuses on value-oriented securities – those with low price to sales, price to book and price to earnings ratios relative to their growth rates. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/Groesbeck Growth of Income Fund

The Growth of Income Fund invests primarily in dividend-paying common stock of medium and large capitalization companies.  The Fund’s sub-advisor, Groesbeck Investment Management Corp. ("GIM" or the "Sub-Advisor") defines large capitalization companies as those with a market capitalization of $5 billion or more. The Fund’s investments will generally be in common stocks that offer dividend yields above the market average and often show promise for future dividend increases.

The securities selected for the portfolio will generally have a higher level of earnings, revenue, and dividend growth rates than the market average.  The Sub-Advisor also attempts to select securities of companies that have strong balance sheets with a high return on equity and a low dividend payout ratio (the amount of dividends paid as a percentage of profits). The Sub-Advisor believes that these are characteristics that generally lead to securities with more sustainable dividends. A company that pays out a smaller portion of its profits as dividends has a better ability to continue to pay or raise its dividends than a company that already pays out a higher percentage of its profits.

The Sub-Advisor, seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities. Characteristics that may lead to the sale of a security include slowing sales and earnings growth and slowing dividend growth or reduced dividends.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/MAP Global Total Return Income Fund

Normally, the Global TRI Fund invests primarily in a broad range of domestic and international fixed income and equity securities. These include debt securities, such as interest-paying bonds and convertible bonds and equity securities, such as dividend-paying common stocks. The Fund may also invest in preferred stocks and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions, but under normal circumstances includes at least three foreign countries.

The Fund may invest in the securities of companies of any market capitalization or credit quality. The Fund may invest its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may also invest its assets in debt securities of non-U.S. issuers. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, a majority of the Fund’s investments will be in securities of issuers domiciled outside of the United States.

The place of domicile of an issuer is not always clear. The determination of domicile may be based on many factors, such as the company’s country of incorporation, country of headquarter offices, primary exchange, geographic sources of revenue, and geographic location of assets. Domicile is determined at the time of investment.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality) also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, Managed Asset Portfolios, LLC, (“MAP” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where there is a catalyst to unlock the intrinsic value of the company. Securities are subsequently removed from the portfolio when the stock exceeds our estimate of fair market value or when there is a change or deterioration at the company that cause the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/MAP Global Capital Appreciation Fund

The Fund primarily invests in equity securities of U.S. and foreign issuers, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may invest in companies of any market capitalization. The Fund may also write covered call options on its equity positions. The allocation of the Fund’s investments to U.S. and foreign issuers and among various levels of market capitalizations may vary substantially depending on various factors, including market conditions, but under normal circumstances includes at least three foreign countries. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, a majority of the Fund’s investments will be in securities of issuers domiciled outside of the United States.

The place of domicile of an issuer is not always clear. The determination of domicile may be based on many factors, such as the company’s country of incorporation, country of headquarter offices, primary exchange, geographic sources of revenue, and geographic location of assets. Domicile is determined at the time of investment.

The Fund’s sub-advisor, Managed Asset Portfolios, LLC, (“MAP” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where there is a catalyst to unlock the intrinsic value of the company. Stocks are subsequently removed from the portfolio when the stock exceeds our estimate of fair market value or when there is a change or deterioration at the company that cause the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Temporary Defensive Positions

From time to time, each Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Funds may hold all or a portion of their respective assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although a Fund would do this only in seeking to avoid losses, the Fund will be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.  Each Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that a Fund will achieve its goal. Each Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.

The following chart summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund's Fund Summary section of the Prospectus.

Risks	Catalyst Funds
	Value	Strategic Value	Large Cap Value	International Value
Acquired Funds Risk
Asset-Backed Security Risk
Convertible Securities Risk
Credit Risk
Foreign Securities Risk				●
Futures Risk		●
Income Risk
Interest Rate Risk
Junk Bond Risk
Leverage Risk		●
Limited History of Operations		●	●	●
Lower Quality Debt Risk
Management Risk	●	●	●	●
Market Risk	●	●	●	●
Medium (Mid) Capitalization Stock Risk		●
Non-diversification Risk	●	●	●	●
Options Risk		●	●
Real Estate Risk
Security Risk	●	●	●	●
Short Selling Risk		●
Small Capitalization Stock Risk	●	●

Risks	Catalyst Funds
	High Income	Total Return Income	Growth of Income	Global Total Return Income	Global Capital Appreciation
Acquired Funds Risk		●
Asset-Backed Security Risk	●
Convertible Securities Risk	●	●		●
Credit Risk	●	●		●
Foreign Securities Risk		●		●	●
Futures Risk
Income Risk	●	●		●
Interest Rate Risk	●	●		●
Junk Bond Risk	●	●		●
Leverage Risk
Limited History of Operations			●		●
Lower Quality Debt Risk	●	●		●
Management Risk	●	●	●	●	●
Market Risk	●	●	●	●	●
Medium (Mid) Capitalization Stock Risk			●	●	●
Non-diversification Risk	●	●	●	●	●
Options Risk		●		●
Prepayment Risk	●
Real Estate Risk		●
Security Risk	●	●	●	●	●
Short Selling Risk
Smaller Capitalization Stock Risk		●		●	●
U.S. Agency Securities Risk	●

Acquired Funds Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the acquired funds.  By investing in acquired funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the acquired funds, including any contingent deferred sales charges and redemption charges.  Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the acquired funds.

Asset-Backed Security Risk.  When the Fund invests in asset-backed securities, including mortgage backed securities and CMOs, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.  In addition, changes in interest rates affect that value of these securities. Some mortgage-backed securities may be structured so that they may be particularly sensitive to changes in interest rates; and investment in mortgage-related securities are subject to special risks if the issuer of the security prepays the principal prior to the security's maturity (including increased volatility in the price of the security and wider fluctuations in response to interest rates).   If the security is backed by sub-prime mortgages, there is a greater risk that the Fund may lose money.

Convertible Securities Risk.  Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities.  If a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.  Depository receipts maintain substantially the same risks as those associated with investments in foreign securities and may be under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities.

Futures Risk. The Fund's use of stock index futures as a substitute for stocks or to enhance returns involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.  Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.  This risk could cause the Fund to lose more than the principal amount invested.  Futures contracts may become mispriced or improperly valued when compared to the adviser's expectation and may not produce the desired investment results.  Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk).  Such securities may also include “Rule 144A” securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Leverage Risk. By selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage to increase the Fund's exposure to long equity positions will make any change in the Fund's NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock and bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Stocks and bonds involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the security’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Medium (Mid) Capitalization Stock Risk.  To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  These companies may experience higher failure rates than larger companies.  Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.  Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Non-diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Prepayment Risk.  During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates.  Prepayment may shorten the effective maturities of these securities and the Fund may have to reinvest at a lower interest rate.

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

U.S. Agency Securities Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Portfolio Holdings Disclosure Policies

A description of the Funds' policies regarding disclosure of the securities in the Funds' portfolios is found in the Statement of Additional Information and on the Funds’ website at www.CatalystMutualFunds.com.

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day.  This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Each Fund calculates its net asset value ("NAV") per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time ("ET").  Each Fund's NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchases orders received in "proper form" by the Funds' transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. ET.  When that happens, purchase orders received after the NYSE closes will be effective the following business day.  To be in "proper form," the purchase order must include:

•

Fund name and account number;

•

Account name(s) and address;

•

The dollar amount or number of shares you wish to purchase.

Multiple Classes

Each Fund offers both Class A and Class C shares. The Value Fund and Growth of Income Fund also offer Class I shares. Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C shares.

The up-front Class A sales charge and the commissions paid to dealers for the Value Fund, Strategic Value Fund, Large Cap Value Fund, International Value Fund, Total Return Income Fund, Global Total Return Income Fund, Global Capital Appreciation Fund and Growth of Income Fund are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

The up-front Class A sales charge and the commissions paid to dealers for the High Income Fund are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.25%	4.44%	3.50%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 18 months of purchase.

For each Fund, if you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Funds’ distributor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent:  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more of the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation:  You may add the current value of all of your existing Catalyst Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely at  the Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Catalyst Funds’ investments held by the members of your immediately family, including the value of Funds’ investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at the Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.  If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

Investments of $1 Million or More: For each Fund, with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for these Class A shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A Sales Charge Waivers: The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by the Funds' Advisor or its affiliates; (2) officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Funds' Advisor or its affiliates and certain employee benefit plans for employees of the Funds' investment; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisors; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Funds' Advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Funds.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements.  Additional information is available by calling 866-447-4228.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Funds at the time of each purchase if you are eligible for any of these programs.  The Funds may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Funds' website at www.catalystmutualfunds.com.

Class C Shares

You can buy class C shares at NAV.  Class C shares are subject to a 12b-1 fee of 1.00%, payable to the Advisor or selected dealers. Your broker-dealer will receive a commission of up to 1% on the sale of Class C shares from the Funds' distributor.  Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Class C shares are also subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions) to recover commissions paid to your broker-dealer.  The CDSC for these Class C shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Fund.

Class I Shares

Sales of Class I shares are not subject to a front-end sales charge or an annual 12b-1 fee.

Opening an Account

You may purchase shares directly through the Funds’ transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in a Fund for the first time, please call toll-free 1-866-447-4228 to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Funds’ transfer agent, send the completed Shareholder Account Application and a check payable to the appropriate Fund to the following address:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or a Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  Each Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the applicable Fund.  Your investment in a Fund should be intended to serve as a long-term investment vehicle.  The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  Each Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  Each Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Funds’ transfer agent, at 1-866-447-4228 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Funds.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent.  The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in a Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account.  The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment.  If you have an existing account that does not include the automatic investment plan, you can contact the Funds’ transfer agent to establish an automatic investment plan.  The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds.  You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100.  The Funds may alter, modify or terminate this plan at any time.  To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Funds at 1-866-447-4228.

1Additional Investments

The minimum subsequent investment in the Funds is $50.  You may purchase additional shares of a Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 1-866-447-4228 or by writing to the Fund at:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

2Other Purchase Information

Each Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, each Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  A Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds’ transfer agent.

Market Timing

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that a Fund significantly invests in small or mid-capitalization equity securities or derivative investments, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive.  This policy applies uniformly to all Fund shareholders.  While the Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide each Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so.

2

HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Funds’ transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day's NAV.  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Funds may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in a Fund at no charge by mail.  Your request, in proper form, should be addressed to:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Funds may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Funds may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-866-447-4228 if you have questions.  At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone.  You may redeem any part of your account in a Fund by calling the transfer agent at 1-866-447-4228.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 1-866-447-4228.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in a Fund to the minimum amount within the 30-day period.  All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

Exchange Privilege

You may exchange shares of a particular class of a Fund only for shares of the same class of another Fund. For example, you can exchange Class A shares of the Value Fund for Class A shares of the High Income Fund. Shares of the Fund selected for exchange must be available for sale in your state of residence. You must meet the minimum purchase requirements for the Fund you purchase by exchange. For tax purposes, exchanges of shares involve a sale of shares of the Fund you own and a purchase of the shares of the other Fund, which may result in a capital gain or loss.

1

DISTRIBUTION PLANS

Each Fund has adopted distribution and service plans under Rule 12b-1 of the Investment Company Act of 1940 that allows each Fund to pay distribution and/or service fees in connection with the distribution of its Class A and Class C shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under the Funds’ Plan related to the Class A Shares, each Fund incurs an annual fee of up to 0.50% of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b-1 Fee”) for shareholder services and distribution related expenses. Each Fund is currently incurring a Class A 12b-1 Fee of 0.25% of its average daily net assets.

Class C Shares

Under the Funds’ Plan related to the Class C Shares, each Fund incurs an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares. A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

2

VALUING THE FUNDS' ASSETS

Each Fund's assets are generally valued at their market value.  If market prices are not available or, in the Advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value the Funds' assets at their fair value according to policies approved by the Funds’ Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of a Fund's securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short term traders.  The Funds may use pricing services to determine market value.  The NAV for a Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

3

DIVIDENDS, DISTRIBUTIONS AND TAXES

1Dividends and Distributions

Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund.  Each Fund expects that its distributions will consist of both capital gains and dividend income.  The High Income Fund and Total Return Income Fund intend to make monthly dividend distributions, the Value Fund intends to make annual dividend distributions and the Growth of Income Fund intends to make quarterly distributions if applicable. Each Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

2Taxes

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment.

4

MANAGEMENT OF THE FUNDS

Advisor

Catalyst Capital Advisors LLC, a New York limited liability company located at 5 Abbington Drive, Lloyd Harbor, NY, serves as Advisor to the Funds. The Advisor was formed on January 24, 2006.  Management of the Funds is currently its primary business.  Under the terms of the management agreement, Catalyst Capital Advisors LLC is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Portfolio Managers: Catalyst Value Fund, Catalyst Strategic Value Fund, Catalyst Large Cap Value Fund and Catalyst International Value Fund

David Miller, Senior Portfolio Manager

David Miller is a senior portfolio manager and co-founder of Catalyst Capital Advisors LLC and has been responsible for the day-to-day management of the Funds since their inceptions.  Prior to founding the Advisor, Mr. Miller was the CEO of Investment Catalyst, an investment newsletter he founded in 2005. The Investment Catalyst newsletter worked to identify undervalued stocks with a near term catalyst for appreciation.  Mr. Miller was a trader with UBS, working on the equity derivatives desk from July 2002 until December 2002.  Mr. Miller was the CEO of MovieDaze Media Group, a search engine marketing company that he co-founded in 2003 and sold in 2006.  He attended the University of Pennsylvania, Wharton School where he received a Bachelor of Science in Economics in 2001.

Jerry Szilagyi, CEO and Portfolio Manager

Jerry Szilagyi, CFA, is CEO and co-founder of Catalyst Capital Advisors LLC and has been co-portfolio manager of the Strategic Value Fund since its inception in 2010. Mr. Szilagyi is also President of Abbington Capital Group LLC, a management consulting company he founded in 1998. Mr. Szilagyi was CEO of ThomasLloyd Global Asset Management (Americas) LLC from September 2006 to April 2010, EVP Business Development of Integrity Mutual Funds, Inc. from 2003 to 2006 and EVP Corporate Development of Orbitex Financial Services Group from 1998 to 2003. Prior to 1998, Mr. Szilagyi was active as a consultant and investment banker in the financial services industry. He received a B.S. in Engineering from Rensselaer Polytechnic Institute and an MBA in Finance from New York University’s Stern School of Business.

Todd Walters, Portfolio Manager

Todd Walters is a portfolio manager of Catalyst Capital Advisors LLC and has been co-portfolio manager of the International Value Fund since its inception in 2011. Mr. Walters was a senior Analyst with Catalyst Capital Advisors from 2010-2011 and V.P. of Finance and Operations at Loanio, Inc., a financial technology firm, from 2009-2010. Mr. Walters received a B.A in Classical Studies from Tufts University and an M.A.L.D. from the Fletcher School of Law and Diplomacy at Tufts. He is a CFA Level III candidate.

Sub-Advisor: Catalyst/SMH High Income Fund and Catalyst /SMH Total Return Income Fund

SMH Capital Advisors, Inc. (“SMHCA”) a Texas corporation located at 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109, is it the investment sub-advisor to the Funds. SMHCA is an investment management firm serving institutions and individuals. As of June 30, 2011, SMHCA had approximately $1.6 billion in assets under management.  In addition to serving as a sub-advisor, SMHCA serves high net worth individuals, pension and profit sharing plans and charitable organizations. SMHCA is a wholly owned subsidiary of The Edelman Financial Group, Inc., formerly Sanders Morris Harris Group, Inc.

As compensation for the sub-advisory services it provides to the Funds, the Advisor will pay SMHCA 50% of the management fees that the Advisor receives from the Funds.  Subject to the oversight and approval of the Advisor, Jeffrey Cummer and Dwayne Moyers, as portfolio managers, are jointly and primarily responsible for the day-to-day management of the Funds’ portfolios. In addition, SMHCA is responsible for maintaining certain transaction and compliance related records of the Funds.

Portfolio Managers: Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund

Jeffrey A. Cummer, President and Senior Portfolio Manager, Fort Worth Division

Jeffrey A. Cummer, CFP, has served as President and Senior Portfolio Manager of SMHCA and its predecessors since 1989 with responsibility for portfolio design, portfolio management and risk/return disposition of the SMHCA portfolios. He has served as portfolio manager of the High Income and Total Return Income Funds since inception. Under the direction of Jeffrey A. Cummer, CFP, SMH Capital Advisors has increased its asset base over the past 14 years from $70 million to more than $1.6 billion (as of June 30, 2011). Mr. Cummer, born in 1957 in Madison, Wisconsin, is a graduate of the University of Illinois with a bachelor's degree in finance and risk management. Before forming his own investment firm in 1989, Mr. Cummer served as a Limited Partner with Edward D. Jones & Company. Prior to that, he was a corporate cash manager and financial analyst for the GTE Corporation.

Dwayne Moyers, Chief Investment Officer and Senior Portfolio Manager, Fort Worth Division

Dwayne Moyers has worked at SMHCA and its predecessors since 1991 with responsibility for research and the investment selection process for the SMHCA portfolios. He has served as portfolio manager of the High Income and Total Return Income Funds since inception. As portfolio manager and Chief Investment Officer, Dwayne Moyers has helped grow client assets at SMHCA. Mr. Moyers was born in 1968 in Fort Worth, Texas. Before teaming with Mr. Cummer, Mr. Moyers was a credit analyst with the Tandy Corporation. In 1991, he joined SMHCA as a portfolio manager. He became Chief Investment Officer and Senior Portfolio Manager in 1995. He holds a bachelor's degree in business administration from the University of Texas at Arlington.

Morgan Neff, Portfolio Manager and Head Trader, Fort Worth Division

Morgan Neff joined SMHCA in 2003 as SVP and Head Trader. In 2009 he was made Portfolio Manager and Head Trader. He has served as portfolio manager of the High Income and Total Return Income Funds since October 2011. As Portfolio Manager, Mr. Neff’s responsibilities include research and credit analysis, day-to-day portfolio management, investment origination and financial modeling. In conjunction with the rest of the portfolio management team, Mr. Neff stays abreast of current market and company news that may affect positions in the portfolios or those that are under consideration. As Head Trader, Mr. Neff is responsible for effectively coordinating best execution for all the investment strategies under SMHCA.  Mr. Neff holds a bachelor degree in business administration from the University of Texas at Arlington.

Sub-Advisor: Catalyst/Groesbeck Growth of Income Fund

Groesbeck Investment Management Corp. (“GIM” or “Sub-Advisor”) a New Jersey corporation located at 12 Route 17 North, Paramus, New Jersey 07652, is the investment sub-adviser to the Fund. As of June 30, 2011, GIM had approximately $282 million in assets under management.  In addition to serving as a Sub-Advisor, GIM provides investment advice to high net worth individuals, pension and profit sharing plans and charitable organizations. GIM is controlled by Robert Groesbeck.

GIM is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, GIM is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay GIM 50% of the management fees that the Advisor receives from the Fund.

Portfolio Managers: Catalyst/Groesbeck Growth of Income Fund

Subject to the oversight and approval of the adviser, Robert Groesbeck, President and Chief Investment Officer of the Sub-Advisor, is primarily responsible for the day-to-day management of the Fund’s portfolio.

Robert P. Groesbeck, President and Chief Investment Officer

Robert P. Groesbeck has served as President, Chief Investment Officer and Portfolio Manager of GIM since 1993 with responsibility for portfolio design, portfolio management and risk/return disposition of the GIM portfolios. He has served as portfolio manager of the Growth of Income Fund since its inception. Prior to founding GIM, Mr. Groesbeck worked at Argus Investors’ Counsel from 1967 to 1993. Mr. Groesbeck has a BS degree from Saint Peter’s College and an MBA from New York University. He also holds a Chartered Financial Analyst designation and is a member of the New York Society of Securities Analysts.

Robert P. Dainesi, Executive Vice President and Director of Research

Robert P. Dainesi has served as Executive Vice President, Director of Research and Portfolio Manager of GIM since 1993. He has served as co-portfolio manager of the Growth of Income Fund since its inception. Before teaming with Mr. Groesbeck at GIM, Mr. Dainesi was a portfolio manager with Asiel & Co. from 1992 to1993 and with Sturdivent & Co. from 1991 to 1992. Prior to that, he was a security analyst with Value Line from 1987 to 1991. Mr. Dainesi holds a bachelor's degree from Queens College and an MBA from Bernard M. Baruch College. He is a member of the CFA Institute and the New York Society of Securities Analysts.

Sub-Advisor: Catalyst/ MAP Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund

Managed Asset Portfolios, LLC (“MAP” or “Sub-Advisor”) a Delaware limited liability corporation located at 950 West University, Suite 100, Rochester, MI 48307, is the investment sub-adviser to the Funds listed above. As of December 31, 2010, MAP had approximately $200 million in assets under management.  In addition to serving as a Sub-Advisor, MAP provides investment advice to high net worth individuals, pension and profit sharing plans and charitable organizations. MAP is controlled by Michael Dzialo.

MAP is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, MAP is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay MAP 50% of the management fees that the Advisor receives from the applicable Fund.

Portfolio Managers: Catalyst/MAP Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund

Michael S. Dzialo, President and Portfolio Manager

Michael Dzialo has served as President and portfolio manager since founding the firm in 2000. He has served as portfolio manager of the Global Total Return Income Fund and Global Capital Appreciation Fund since their inceptions. Prior to founding MAP, Mr. Dzialo worked at H&R Block Financial Advisors (formerly OLDE Discount Corp.) from 1987 to 2000. Mr. Dzialo has a Bachelor of Science degree in Finance and Graduate Studies in Finance from Wayne State University.

Peter J. Swan, International Portfolio Manager

Peter Swan has served as international portfolio manager of MAP since 2002. He has served as portfolio manager of the Global Total Return Income Fund and Global Capital Appreciation Fund since their inceptions. Prior to joining MAP, Mr. Swan worked at Pacific Growth Equities from 1999-2002 and at H&R Block Financial Advisors (formerly OLDE Discount Corp.) from 1994 to 1999. Mr. Swan has Bachelor of Science degrees in Business Administration and Agriculture from the University of Arkansas.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed and ownership of securities in his managed Fund.

Advisory Fees

Each Fund is authorized to pay the Advisor an annual fee based on its average daily net assets.  The advisory fee is paid monthly. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund's total annual operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at a certain level.

The following table describes (i) the contractual advisory fee, (ii) the advisory fees, after waivers, as a percentage of each Fund’s average net assets, received by each Fund’s adviser for the Fund’s most recent fiscal year (or period for Fund’s in operation less than one full fiscal year)and (iii) the expense limitation for each Fund.

	Contractual Advisory Fee	Net Advisory Fee Received	Class A Expense Limitation	Class C Expense Limitation	Class I Expense Limitation
Value	1.25%	1.02%	1.55%	2.30%	1.30%
Strategic Value	1.25%	0.00%	1.55%	2.30%	N/A
Large Cap Value	1.00%	N/A*	1.45%	2.20%	N/A
International Value	1.00%	N/A*	1.55%	2.30%	N/A
High Income	1.00%	0.97%	1.45%	2.20%	N/A
Total Return Income	1.00%	0.99%	1.55%	2.30%	N/A
Growth of Income	1.00%	0.24%	1.55%	2.30%	1.30%
Global Total Return Income	1.00%	N/A*	1.55%	2.30%	N/A
Global Capital Appreciation	1.00%	N/A*	1.55%	2.30%	N/A

* Since the Large Cap Value Fund, International Value Fund, Global Total Return Income Fund and Global Capital Appreciation Fund had not commenced operations during the fiscal period ended June 30, 2011, the Advisor to the Fund has received no advisory fees.

Each Fund’s respective Advisor or Sub-Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for each respective Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Trust’s annual report to shareholders for the period ended June 30, 2011 contains a discussion regarding the basis of the Board of Trustees’ approval of the management agreement with Catalyst Capital Advisors LLC for the Value Fund, High Income Fund, Total Return Income Fund, Growth of Income Fund and Strategic Value Fund; the sub-advisory agreement between Catalyst Capital Advisors LLC and Groesbeck Investment Management Corp. for the Growth of Income Fund; and the sub-advisory agreement between Catalyst Capital Advisors LLC and SMH Capital Advisors, Inc. for the High Income Fund and Total Return Income Fund.

The Trust’s semi-annual report to shareholders for the period ending December 31, 2011 will contain a discussion regarding the basis of the Board of Trustees’ approval of the management agreement with Catalyst Capital Advisors LLC for the Large Cap Value Fund, International Value Fund, Global Total Return Income Fund and Global Capital Appreciation Fund and the sub-advisory agreement between Catalyst Capital Advisors LLC and Managed Asset Portfolios, LLC for the Global Total Return Income Fund and Global Capital Appreciation Fund.

Prior Performance of the Sub-Advisor to the Catalyst/Groesbeck Growth of Income Fund:

Provided below is a composite showing the historical performance of all GIM client accounts managed according to the same investment goal and substantially similar investment strategies and policies as those of the Growth of Income Fund. For comparison purposes the performance composite is measured against the Standard & Poor’s 500.

This information is provided to illustrate the past performance of GIM in managing client accounts in a substantially similar manner as the Growth of Income Fund but does not represent the performance of the Growth of Income Fund. Past performance is no guarantee of future results. Performance results may be materially affected by market and economic conditions. Investors should not consider this performance data as an indication of future performance of the Growth of Income Fund, or the return an individual investor might achieve by investing in the Fund.

Fees and expenses of the private accounts managed by the Sub-Advisor are generally lower than those of the Fund and therefore, the Fund’s results would be lower than the returns reflected below.  The Fund’s results would also be lower because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 or the Internal Revenue Code, which, if applicable, could have adversely affected the performance of the client accounts.

The Growth of Income Composite includes all client accounts managed by GIM with investment strategies and policies substantially similar to the Growth of Income Fund. The performance results are calculated according to the Global Investment Performance Standards (GIPS), calculating internal rate of return using the Average Capital Base (Modified Dietz) Method. GIPS differ from those of the SEC.  The Growth of Income Composite has not been audited.  The composite performance is calculated "net" of actual separate account fees, i.e., it includes the impact of account fees and expenses.

Growth of Income Composite Net Dollar Weighted Returns

	Growth of Income Composite	Growth of Income Fund	S&P 500 Total Return Index[1]
2000:	19.89%		-9.11%
2001:	2.00%		-11.89%
2002:	-6.08%		-22.10%
2003:	21.42%		28.69%
2004:	16.11%		10.88%
2005:	-0.08%		4.91%
2006:	18.14%		15.79%
2007:	-4.84%		5.49%
2008:	-29.96%		-37.00%
2009:	9.84%		26.46%
2010:	9.01%	8.34%	15.06%

Average Annual Total Returns (for the period ended December 31, 2010)
	ONE YEAR	FIVE YEAR	TEN YEAR

Growth of Income Total Return	9.01%	-1.17%	2.44%

S&P 500 Total Return Index[1]	15.06%	2.29%	1.41%

 1 The S&P 500 Total Return Index is a diversified, unmanaged index of large capitalization U.S. stocks. Index returns shown reflect no deduction for fees, expenses or taxes.

Prior Performance of the Sub-Advisor to the Catalyst/MAP Global Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund:

Provided below is a composite showing the historical performance of all MAP client accounts managed according to the same investment goal and substantially similar investment strategies and policies as those of the Global Total Return Income Fund and Global Capital Appreciation Fund. For comparison purposes the performance composite is measured against a benchmark of 50% Standard & Poor’s 500 and 50% Merrill Lynch A-AAA rated 1-3 year corporate Bonds for the Global TRI Fund and the Standard & Poor’s 500 for the Global Capital Appreciation Fund.

This information is provided to illustrate the past performance of MAP in managing client accounts in a substantially similar manner as the Global TRI and Capital Appreciation Funds but does not represent the performance of the Global TRI or Capital Appreciation Funds. Past performance is no guarantee of future results. Performance results may be materially affected by market and economic conditions. Investors should not consider this performance data as an indication of future performance of the Global TRI or Capital Appreciation Funds, or the return an individual investor might achieve by investing in the Funds.

Fees and expenses of the private accounts managed by the Sub-Advisor are generally lower than those of the Funds and therefore, the Fund’s results would be lower than the returns reflected below.  The Fund’s results would also be lower because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 or the Internal Revenue Code, which, if applicable, could have adversely affected the performance of the client accounts.

The Global Total Return Income Composite includes all client accounts managed by MAP with investment strategies and policies substantially similar to the Global Total Return Income Fund. The performance results are calculated according to the Global Investment Performance Standards (GIPS), calculating internal rate of return using the Average Capital Base (Modified Dietz) Method. GIPS differ from those of the SEC.  The Global Total Return Income Composite has not been audited.  The composite performance is calculated "net" of actual separate account fees, i.e., it includes the impact of account fees and expenses.

Global Total Return Income Composite Net Dollar Weighted Returns

	Global TRI Composite	Benchmark Return [1]
2002:	-5.06%	-7.94%
2003:	14.98%	15.82%
2004:	8.12%	5.87%
2005:	8.64%	3.51%
2006:	16.42%	10.11%
2007:	9.73%	5.90%
2008:	-13.57%	-21.05%
2009:	13.69%	19.41%
2010:	10.48%	10.04%

Average Annual Total Returns (for the period ended December 31, 2010)
	One Year	Five Year	Since Inception (7/31/01)

Global Total Return Income Total Return	10.5%	6.8%	6.4%

Benchmark Total Return [1]	10.0%	3.9%	3.7%

 1 The Benchmark is 50% Standard & Poor’s 500 and 50% Merrill Lynch A-AAA rated 1-3 year corporate Bond total return indexes. Index returns shown reflect no deduction for fees, expenses or taxes.

Global Capital Appreciation Composite Net Dollar Weighted Returns

	Global Capital Appreciation Composite	S&P 500 Total Return Index [1]
2002:	-20.67%	-22.06%
2003:	49.05%	28.68%
2004:	13.42%	10.88%
2005:	12.69%	4.91%
2006:	21.51%	15.80%
2007:	10.83%	5.49%
2008:	-27.91%	-37.00%
2009:	23.39%	26.46%
2010:	18.15%	15.06%

Average Annual Total Returns (for the period ended December 31, 2010)
	One Year	Five Year	Since Inception (3/31/01)

Global Capital Appreciation Total Return	18.1%	7.2%	11.0%

S&P 500 Total Return Index [1]	15.1%	2.3%	2.8%

 1 The S&P 500 Total Return Index is a diversified, unmanaged index of large capitalization U.S. stocks. Index returns shown reflect no deduction for fees, expenses or taxes.

FINANCIAL HIGHLIGHTS

Catalyst Value Fund

The following table is intended to help you better understand the Catalyst Value Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Value Fund's financial statements, is included in the annual report, which is available upon request.

Catalyst Value Fund	Class A

	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2011	June 30, 2010		June 30, 2009		June 30, 2008		June 30, 2007 (1)

Net Asset Value, Beginning of Period	$11.66	$8.95		$8.10		$12.73		$10.00

Investment Operations:
Net investment income (loss)	(0.08)	(0.11)		0.07	(a)	(0.15)	(a)	0.86	(a)
Net realized and unrealized gain (loss) on
investments	2.82	2.84	(f)	0.78		(3.96)		1.87
Total from investment operations	2.74	2.73		0.85		(4.11)		2.73

Distributions from:
Net investment income	-	(0.02)		-		(0.52)		-
Net realized capital gains	(0.12)	-		-		-		-
Total from distributions	(0.12)	(0.02)		-		(0.52)		-

Net Asset Value, End of Period	$14.28	$11.66		$8.95		$8.10		$12.73

Total Return (b)	23.47%	30.47%	(c)	10.49%		(33.03)%		27.30%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$93,869	$47,320		$6,971		$1,044		$1,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.78%	1.94%		4.39%		6.18%		11.53%	(e)
After fees waived and expenses absorbed	1.55%	1.56%		1.66%		1.95%		1.93%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.98)%	(1.64)%		(1.85)%		(5.67)%		(1.69)%	(e)
After fees waived and expenses absorbed	(0.75)%	(1.26)%		0.88%		(1.44)%		7.91%	(e)

Portfolio turnover rate	123.34%	157.77%		168.92%		80.46%		28.12%	( (d)

(a) Net investment income (loss) per share is based on average shares outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) For the year ended June 30, 2010, 0.11% of the Fund's Class A shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 30.36%.

(d) Not annualized.
(e) Annualized.

(f)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010,  primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst Value Fund Class A shares commenced operations on July 31, 2006.

Catalyst Value Fund	Class C

	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2011	June 30, 2010		June 30, 2009		June 30, 2008		June 30, 2007 (1)

Net Asset Value, Beginning of Period	$11.48	$8.80		$8.05		$12.64		$10.00

Investment Operations:
Net investment income (loss)	(0.12)	(0.14)		0.11	(a)	(0.19)	(a)	0.93	(a)
Net realized and unrealized gain (loss) on
investments	2.71	2.84	(f)	0.64		(3.96)		1.71
Total from investment operations	2.59	2.70		0.75		(4.15)		2.64

Distributions from:
Net investment income	-	(0.02)		-		(0.44)		-
Net realized capital gains	(0.12)	-		-		-		-
Total from distributions	(0.12)	(0.02)		-		(0.44)		-

Net Asset Value, End of Period	$13.95	$11.48		$8.80		$8.05		$12.64

Total Return (b)	22.53%	30.66%	(c)	9.32%		(33.52)%		26.40%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$17,595	$3,810		$28		$10		$47

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.53%	2.69%		6.87%		6.93%		15.99%	(e)
After fees waived and expenses absorbed	2.30%	2.31%		2.53%		2.70%		2.68%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.62)%	(2.42)%		(2.95)%		(6.05)%		(4.98)%	(e)
After fees waived and expenses absorbed	(1.39)%	(2.04)%		1.39%		(1.82)%		8.34%	(e)

Portfolio turnover rate	123.34%	157.77%		168.92%		80.46%		28.12%	(d)

(a) Net investment income (loss) per share is based on average shares outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) For the year ended June 30, 2010, 0.11% of the Fund's Class C shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 30.54%.

(d) Not annualized.
(e)Annualized.

(f) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst Value Fund Class C shares commenced operations on July 31, 2006.
Catalyst Value Fund	Class I

	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	June 30, 2011	June 30, 2010		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$11.70	$8.96		$7.36

Investment Operations:
Net investment loss	(0.09)	(0.14)		-	(a)
Net realized and unrealized gain on
investments	2.88	2.90	(f)	1.60
Total from investment operations	2.79	2.76		1.60

Distributions from:
Net investment income	-	(0.02)		-
Net realized capital gains	(0.12)	-		-
Total from distributions	(0.12)	(0.02)		-

Net Asset Value, End of Period	$14.37	$11.70		$8.96

Total Return (b)	23.82%	30.80%	(c)	21.74%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,357	$1,364		$1,090

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.53%	1.69%		2.48%	(e)
After fees waived and expenses absorbed	1.30%	1.31%		1.30%	(e)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.73)%	(1.34)%		(1.25)%	(e)
After fees waived and expenses absorbed	(0.50)%	(0.96)%		(0.07)%	(e)

Portfolio turnover rate	123.34%	157.77%		168.92%	(d)

(a) Net investment income per share is based on average shares outstanding and resulted in less than $0.01 per share.
(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c)For the year ended June 30, 2010, 0.11% of the Fund's Class I shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error. Excluding this item, total  return would have been 30.69%.

(d) Not annualized.
(e) Annualized.

(f)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst Value Fund Class I shares commenced operations on March 27, 2009.

Catalyst Strategic Value Fund

The following table is intended to help you better understand the Catalyst Strategic Value Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Strategic Value Fund's financial statements, is included in the annual report, which is available upon request.

Catalyst Strategic Value Fund (1)	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	June 30, 2011 (1)		June 30, 2011 (1)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment income (loss)	0.01		(0.02)
Net realized and unrealized gain on
investments	1.50		1.53
Total from investment operations	1.51		1.51

Distributions from:
Net investment income	(0.02)		(0.01)
Total from distributions	(0.02)		(0.01)

Net Asset Value, End of Period	$ 11.49		$ 11.50

Total Return (a)	15.07%	(b)	15.07%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,821		$ 198

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.30%	(c)(d)	5.05%	(c)(d)
After fees waived and expenses absorbed	1.56%	(c)(d)	2.31%	(c)(d)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.74)%	(c)(d)	(3.49)%	(c)(d)
After fees waived and expenses absorbed	(0.00)%	(c)(d)(e)	(0.75)%	(c)(d)

Portfolio turnover rate	46.29%	((b)	46.29%	(b)

(a) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b) Not annualized.
(c) Annualized.
(d) The ratios include 0.01% attributed to interest expense.
(e) Ratio of net investment loss is less than (0.01)%.
(1) The Catalyst Strategic Value Fund commenced operations on October 28, 2010.

Catalyst/SMH High Income Fund

The following table is intended to help you better understand the Catalyst/SMH High Income Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/SMH High Income Fund's financial statements, is included in the annual report, which is available upon request.

Catalyst/SMH High Income Fund	Class A

	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2011	June 30, 2010	June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$6.95	$6.25	$7.74		$8.00

Investment Operations:
Net investment income	0.51	0.58	0.72		0.02	(a)
Net realized and unrealized gain (loss) on investments	0.56	0.81	(1.49)	(e)	(0.26)
Total from investment operations	1.07	1.39	(0.77)		(0.24)

Distributions from:
Net investment income	(0.52)	(0.58)	(0.72)		(0.02)
Net realized capital gains	(0.39)	(0.11)	-		-
Total from distributions	(0.91)	(0.69)	(0.72)		(0.02)

Net Asset Value, End of Period	$7.11	$6.95	$6.25		$7.74

Total Return (b)	15.84%	23.84%	(8.42)%		(2.98)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$99,854	$50,837	$24,966		$9,049

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.48%	1.59%	1.80%		3.43%	(c)
After fees waived and expenses absorbed	1.45%	1.45%	1.45%		1.45%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	7.06%	8.82%	13.51%		2.36%	(c)
After fees waived and expenses absorbed	7.09%	8.96%	13.86%		4.35%	(c)

Portfolio turnover rate	57.73%	58.16%	24.39%		0.07%	(d)

(a) Net investment income per share is based on average shares outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Not annualized.

(e) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the year ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst/SMH High Income Fund Class A shares commenced operations on May 21, 2008.

Catalyst/SMH High Income Fund	Class C

	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2011	June 30, 2010	June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$6.96	$6.25	$7.75		$8.00

Investment Operations:
Net investment income	0.46	0.58	0.69		0.02	(a)
Net realized and unrealized gain (loss) on
investments	0.55	0.82	(1.51)	(e)	(0.25)
Total from investment operations	1.01	1.40	(0.82)		(0.23)

Distributions from:
Net investment income	(0.47)	(0.58)	(0.68)		(0.02)
Net realized capital gains	(0.39)	(0.11)	-		-
Total from distributions	(0.86)	(0.69)	(0.68)		(0.02)

Net Asset Value, End of Period	$7.11	$6.96	$6.25		$7.75

Total Return (b)	14.82%	23.10%	(9.19)%		(2.93)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$25,522	$14,811	$7,932		$2,044

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.23%	2.34%	2.55%		4.18%	(c)
After fees waived and expenses absorbed	2.20%	2.20%	2.20%		2.20%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	6.31%	8.14%	12.60%		0.93%	(c)
After fees waived and expenses absorbed	6.34%	8.28%	12.95%		2.92%	(c)

Portfolio turnover rate	57.73%	58.16%	24.39%		0.07%	(d)

(a) Net investment income per share is based on average shares outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Not annualized.

(e) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the year ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst/SMH High Income Fund Class C shares commenced operations on May 21, 2008.

Catalyst/SMH Total Return Income Fund

The following table is intended to help you better understand the Catalyst/SMH Total Return Income Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/SMH Total Return Income Fund's financial statements, is included in the annual report, which is available upon request.

Catalyst/SMH Total Return Income Fund	Class A

	For the		For the	For the	For the
	Year Ended		Year Ended	Year Ended	Period Ended
	June 30, 2011		June 30, 2010	June 30, 2009	June 30, 2008 (1)

Net Asset Value, Beginning of Period	$5.90		$5.18	$7.18	$8.00

Investment Operations:
Net investment income	0.31		0.39	0.50	0.05	(a)
Net realized and unrealized gain (loss)
on investments	0.78	(e)	0.79	(1.96)	(0.82)
Total from investment operations	1.09		1.18	(1.46)	(0.77)

Distributions from:
Net investment income	(0.32)		(0.39)	(0.52)	(0.05)
Net realized capital gain	(0.08)		(0.07)	(0.02)	-
Total from distributions	(0.40)		(0.46)	(0.54)	(0.05)

Net Asset Value, End of Period	$6.59		$5.90	$5.18	$7.18

Total Return (b)	18.56%		23.23%	(19.49)%	(9.57)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$53,720		$6,365	$1,198	$519

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.56%		2.31%	3.14%	5.04%	(c)
After fees waived and expenses absorbed	1.55%		1.55%	1.55%	1.55%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.98%		5.52%	9.22%	4.17%	(c)
After fees waived and expenses absorbed	4.99%		6.28%	10.81%	7.66%	(c)

Portfolio turnover rate	60.04%		46.45%	8.43%	0.00%	((d)

(a) Net investment income per share is based on average shares outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized. (d) Not Annualized.

(e) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst/SMH Total Return Income Fund Class A shares commenced operations on May 21, 2008.

Catalyst/SMH Total Return Income Fund	Class C

	For the		For the	For the	For the
	Year Ended		Year Ended	Year Ended	Period Ended
	June 30, 2011		June 30, 2010	June 30, 2009	June 30, 2008 (1)

Net Asset Value, Beginning of Period	$5.90		$5.18	$7.18	$8.00

Investment Operations:
Net investment income	0.27		0.35	0.48	0.05	(a)
Net realized and unrealized gain (loss) on
investments	0.76	(e)	0.79	(1.98)	(0.82)
Total from investment operations	1.03		1.14	(1.50)	(0.77)

Distributions from:
Net investment income	(0.27)		(0.35)	(0.48)	(0.05)
Net realized capital gain	(0.08)		(0.07)	(0.02)	-
Total from distributions	(0.35)		(0.42)	(0.50)	(0.05)

Net Asset Value, End of Period	$6.58		$5.90	$5.18	$7.18

Total Return (b)	17.53%		22.32%	(20.09)%	(9.66)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$32,753		$8,702	$3,301	$3,108

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.31%		3.06%	3.89%	5.79%	(c)
After fees waived and expenses absorbed	2.30%		2.30%	2.30%	2.30%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.23%		5.13%	8.16%	2.47%	(c)
After fees waived and expenses absorbed	4.24%		5.89%	9.75%	5.96%	(c)

Portfolio turnover rate	60.04%		46.45%	8.43%	0.00%	( (d)

(a) Net investment income per share is based on average shares outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized. (d) Not Annualized.

(e) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst/SMH Total Return Income Fund Class C shares commenced operations on May 21, 2008.

Catalyst/Groesbeck Growth of Income Fund

1The following table is intended to help you better understand the Catalyst/Groesbeck Growth of Income Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for each fiscal period ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Catalyst/Groesbeck Growth of Income Fund's financial statements, is included in the annual report, which is available upon request.

Catalyst/Groesbeck Growth of Income Fund	Class A

	For the		For the
	Year Ended		Period Ended
	June 30, 2011		June 30, 2010 (1)

Net Asset Value, Beginning of Period	$9.21		$10.00

Investment Operations:
Net investment income	0.12		0.04
Net realized and unrealized gain (loss) on
investments	2.38		(0.79)
Total from investment operations	2.50		(0.75)

Distributions from:
Net investment income	(0.11)		(0.04)
Net realized capital gains	-	(b)	-
Total from distributions	(0.11)		(0.04)

Net Asset Value, End of Period	$11.60		$9.21

Total Return (a)	27.35%		(7.47)%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,649		$4,126

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.31%		3.81%	(d)
After fees waived and expenses absorbed	1.55%		1.55%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.37%		(0.90)%	(d)
After fees waived and expenses absorbed	1.13%		1.36%	(d)

Portfolio turnover rate	24.56%		10.75%	(c)

(a) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b) Realized capital gains distributed were less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(1) The Catalyst/Groesbeck Growth of Income Fund Class A shares commenced operations on December 30, 2009.

2

Catalyst/Groesbeck Growth of Income Fund	Class C

	For the		For the
	Year Ended		Period Ended
	June 30, 2011		June 30, 2010 (1)

Net Asset Value, Beginning of Period	$9.15		$10.00

Investment Operations:
Net investment income	0.04		0.04
Net realized and unrealized gain (loss) on
investments	2.37		(0.85)
Total from investment operations	2.41		(0.81)

Distributions from:
Net investment income	(0.05)		(0.04)
Net realized capital gains	-	(b)	-
Total from distributions	(0.05)		(0.04)

Net Asset Value, End of Period	$11.51		$9.15

Total Return (a)	26.42%		(8.11)%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$87		$6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.06%		4.56%	(d)
After fees waived and expenses absorbed	2.30%		2.30%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.38)%		(2.07)%	(d)
After fees waived and expenses absorbed	0.38%		0.19%	(d)

Portfolio turnover rate	24.56%		10.75%	(c)

(a) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)Realized capital gains distributed were less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(1) The Catalyst/Groesbeck Growth of Income Fund Class C shares commenced operations on December 30, 2009.

3

Catalyst/Groesbeck Growth of Income Fund	Class I

	For the
	Period Ended (1)
	June 30, 2011

Net Asset Value, Beginning of Period	$10.29

Investment Operations:
Net investment income	0.09
Net realized and unrealized gain on
investments	1.33
Total from investment operations	1.42

Distributions from:
Net investment income	(0.11)
Net realized capital gains	-	(b)
Total from distributions	(0.11)

Net Asset Value, End of Period	$11.60

Total Return (a)	13.94%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,237

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.06%	(d)
After fees waived and expenses absorbed	1.30%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.62%	(d)
After fees waived and expenses absorbed	1.38%	(d)

Portfolio turnover rate	24.56%	((c)

(a) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b) Realized capital gains distributed were less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(1) The Catalyst/Groesbeck Growth of Income Fund Class I shares commenced operations on November 24, 2010.

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Page 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Mutual Fund Series Trust does not jointly market.

1

2FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected each Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Funds at 1-866-447-4228 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Funds and to make shareholder inquiries. You may also obtain this information from the Funds' internet site at www.catalystmutualfunds.com.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21872

Day Hagan Tactical Allocation Fund of ETFs

Class A: DHAAX   Class C: DHACX

PROSPECTUS

NOVEMBER 1, 201 1

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FUND SUMMARY - DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

1

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT

STRATEGIES AND RELATED RISKS

6

HOW TO BUY SHARES

11

HOW TO REDEEM SHARES

17

DISTRIBUTION PLANS

19

VALUING FUND ASSETS

20

DIVIDENDS, DISTRIBUTIONS AND TAXES

20

MANAGEMENT OF THE FUND

21

FINANCIAL HIGHLIGHTS

24

PRIVACY NOTICE

24

FOR MORE INFORMATION

27

1

FUND SUMMARY - DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

1Investment Objective: The Fund’s primary objective is to achieve long-term capital appreciation with current income as a secondary objective.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 9 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net assets)	1.00%	None

Wire Transfer Fee	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.78%	0.78%
Acquired Fund Fees and Expenses[1]	0. 23%	0. 23%
Total Annual Fund Operating Expenses	2. 26%	3. 01%
Fee Waivers and Expense Reimbursement[2]	(0. 43 )%	(0. 43 )%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1. 83%	2. 58%

1 The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 201 2 ..  This agreement may only be terminated by the Fund's Board of Trustees on 60 days ’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for fee waivers and/or expense reimbursements reflected in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class C
1	$ 750	$ 261
3	$1, 202	$ 890
5	$1, 679	$1, 544
10	$ 2,990	$3, 297

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 201 1 was 232%.

2Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing in a portfolio of exchange traded funds (“ETFs”) selected using the Advisor’s proprietary quantitative asset allocation models.  The Fund invests, under normal circumstances, at least 80% of its net assets measured at the time of purchase plus the amount of any borrowings for investment purposes, in ETFs.

The Advisor typically selects ETFs for the Fund that invest across a broad range of global asset classes including, but not limited to, U.S., emerging market and other international stocks, U.S. and international bonds, U.S. and international real estate, commodities and currencies.  Equity securities held by ETFs in which the Fund invests may include any market capitalization, style, class or sector. In considering ETFs that invest in fixed income securities, the Advisor may utilize fixed income ETFs that represent broad-based fixed income indices, as well as more specific and narrow sectors, maturities and credit ratings.

The Advisor’s quantitative models incorporate time-tested indicators that mathematically evaluate economic fundamentals, price-trends and valuation to determine what the Advisor believes are the most attractive asset classes. The proprietary models quantitatively interpret the ever-changing market conditions and adjusts the portfolio by overweighting asset classes the Advisor believes have the greatest probability of success and underweighting areas of weakness.  The models may require frequent buying and selling of the Fund’s investments.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that a Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

•

Management Risk.  The Advisor’s asset allocation models, which attempt to evaluate the attractiveness, value and potential appreciation of various asset classes and particular ETFs, or other securities in which the Fund invests, may prove to be incorrect and there is no guarantee that the model will produce the desired results.

•

•

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of bond ETFs owned by the Fund. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). In addition, ETFs may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•

Foreign Exposure Risk.   Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Emerging Markets. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries.  The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

•

Currency Risk.  The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•

Stock Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Small and Mid Capitalization Stock Risk.    The earnings and prospects of small and mid capitalization companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies, normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures, and may have limited markets, product lines or financial resources and may lack management experience.

•

Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors.  Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.

•

Acquired Fund Risk. Because the Fund invests in other investment companies such as ETFs, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the acquired funds.

•

Sector Risk.  The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.  These events or developments might include additional government regulation, resource shortages or surpluses, changes in consumer demands or improvements in technology that make products or services of a particular sector less desirable.

•

Turnover Risk.  The models used by the Advisor may require a higher portfolio turnover, which may result in higher transactional and brokerage costs.

1Performance: The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.   Updated performance information is available at no cost by calling 877-329-4246 (877-DAY-HAGN).

Annual Total Returns

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 7.64% (quarter ended December 31, 2010), and the lowest return for a quarter was (7.14%) (quarter ended June 30, 2010). The Fund’s Class A year-to-date return for the period ended September 30, 2011 was (9.73)%.

Average Annual Total Returns

(for the periods ended

2 December 31, 2010)

Class A	1 Year	Since inception (10/30/2009)
Return Before Taxes	1.55%	4.54%
Return After Taxes on Distributions	1.10%	4.05%
Return After Taxes on Distributions and Sale of Fund Shares	1.01%	3.57%
Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)	16.93%	22.75%
Blended Index* (reflects no deduction for fees, expenses or taxes)	12.16%	14.69%

Class C	1 Year	Since inception (10/30/2009)
Return Before Taxes	6.93%	9.04%

*Represents a 55%/45%/5% blend of the Russell 3000 Total Return Index, the Barclays Capital U.S. Aggregate Index and Cash, respectively.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Advisor: Donald L. Hagan, LLC, also known as Day Hagan Asset Management, is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers: Donald Hagan , Managing Member and Chief Compliance Officer, and Arthur Day , Managing Member, serve as the Fund's Portfolio Managers. They have served the Fund in this capacity since the Fund commenced operations in 2009.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $10,000 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund’s primary objective is to achieve long-term capital appreciation with current income as a secondary objective.

The investment objective of the Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change the Fund’s investment objective, shareholders will be given 60 days advance notice.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing in a portfolio of exchange traded funds (“ETFs”) selected using the Advisor’s proprietary quantitative asset allocation models.  The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in ETFs. The Fund will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

The Fund uses Day Hagan Asset Management’s quantitative, model-based framework to define asset allocation.  The Advisor’s quantitative models incorporate time-tested indicators that mathematically evaluate economic fundamentals, price-trends and valuation to determine what the Advisor believes are the most attractive asset classes. The proprietary models quantitatively interpret the ever-changing market conditions and adjusts the portfolio by overweighting asset classes the Advisor believes have the greatest probability of success and underweighting areas of weakness. The models search for confirmation among many diverse indicators including relative valuation, economic variables, business conditions, sentiment, and trend-following statistics.  When the indicators are all providing a similar message, the probability of success is much higher.  The models’ “weight-of-the-evidence” approach provides a historically-based perspective on current risks and rewards. The models provide the flexibility to seize opportunities in the marketplace in a rational, model-based and un-emotional manner. The models may require frequent buying and selling of the Fund’s investments.

The Fund implements the asset allocation investment strategy using ETFs. An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day.  ETFs attempt to achieve the same investment return as that of a particular market index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index, a representative sample of securities in the index or investments and assets that provide similar exposure.

The Advisor typically selects ETFs for the Fund that invest across a broad range of global asset classes including, but not limited to, U.S., emerging market and other international stocks, U.S. and international bonds, U.S. and international real estate, commodities and currencies. The Fund, based on the Advisor’s quantitative models, will vary its asset allocation significantly among diverse asset classes as market environments change. At times, the Fund may invest over 90% in equity-related securities and at other times less than 10%. Up to 40% of the Fund’s overall equity allocation may be invested outside the U.S., including European, Asian and emerging market ETFs.  Equity securities held by ETFs in which the Fund invests may include any market capitalization, style, class or sector. In considering ETFs that invest in fixed income securities, the Advisor may utilize fixed income ETFs that represent broad-based fixed income indices, as well as more specific and narrow sectors, maturities and credit ratings.

Temporary Defensive Positions

The Fund intends to remain fully invested in its strategies at all times. However, the Fund regards the judicious use of cash as part of its strategy.  Therefore, the Fund may take temporary defensive cash-like positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions that may cause the Fund’s investment models to indicate a lower allocation to equities or fixed income is prudent.  For example, the Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although the Fund would do this only in seeking to avoid losses, the Fund would necessarily reduce the benefit from any upswing in the market.  The Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Investment Risks

All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that a Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.

The following summarizes the principal risks of investing in the Fund.  These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Fund’s Fund Summary section of the Prospectus.

•

Management Risk.  The Advisor’s asset allocation models, which attempt to evaluate the attractiveness, value and potential appreciation of various asset classes and particular ETFs, or other securities in which the Fund invests, may prove to be incorrect and there is no guarantee that the model will produce the desired results.

•

Fixed Income Risk. When the Fund invests in ETFs that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond ETFs owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.  In addition, ETFs may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•

Foreign Exposure Risk.  Although the Fund does not intend to invest in the securities of foreign companies directly, it does intend to invest in ETFs that will cause the Fund to be exposed to the risks associated with foreign markets.  Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Emerging Markets. The Fund may invest in ETFs that invest in emerging market securities.  Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries.  For example, emerging markets may experience significant declines in value due to political and currency volatility.  Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property.  The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

•

Currency Risk.  Although the Fund will report its net asset value and pay dividends in U.S. dollars, when the Fund invests in ETFs that invest in foreign currency denominated or foreign currency-linked securities, the Fund will be exposed to currency risk.  This means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.  Also, the ETFs in which the Fund invests may engage in various investments that are designed to hedge foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements

•

Stock Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Small and Mid Capitalization Stock Risk.  The Fund may invest in ETFs that invest in the stocks of small and mid-sized companies, and therefore may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

•

Commodity Risk. When the Fund invests in ETFs that invest in (1) companies that derive a large portion of their revenue or profit from commodities or (2) commodity-linked securities, the Fund will be exposed to commodity-related risks.  Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors.  Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.  The value of commodity-related securities may also be affected by changes in overall market movements, commodity index volatility, changes in interest rates and the global economy.

•

Real Estate Risk.  Because the Fund may invest in Underlying Funds that invest in Real Estate Investment Trusts (“REITs”), the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are also heavily dependent upon the success of their management teams and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

•

Acquired Fund Risk.  Each Acquired Fund, including each ETF, is subject to specific risks, depending on the nature of the Acquired Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

•

Acquired Fund Limitations and Expenses Risks.  The Fund will invest in other investment companies, primarily ETFs.  The cost of investing in the Fund will generally be higher than the cost of investing directly in other investment company shares.  Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will likely incur brokerage costs when it purchases and sells ETFs.  Furthermore, investments in other investment companies could affect the timing, amount and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by investors in the Fund.

•

Tracking Risks.  Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

•

Sector Risk.  The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.  These events or developments might include additional government regulation, resource shortages or surpluses, changes in consumer demands or improvements in technology that make products or services of a particular sector less desirable.

•

Turnover Risk.  The models used by the Advisor may require a higher portfolio turnover, which may result in higher transactional and brokerage costs and reduced Fund returns, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Portfolio Holdings Disclosure Policies

A description of the Fund’s policies regarding disclosure of the securities in the Fund’s portfolio is found in the Statement of Additional Information and on the Funds’ website at www.DHFunds.com.

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day.  This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The Fund calculates its net asset value (“NAV”) per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”).  The Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchases orders received in “proper form” by the Fund’s transfer agent before the close of trading on the NYSE will be processed at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. ET.  When that happens, purchase orders received after the NYSE closes will be processed the following business day.  To be in “proper form,” the purchase order must include:

•

Fund name and account number;

•

Account name(s) and address;

•

The dollar amount or number of shares you wish to purchase.

Multiple Classes

The Fund offers both Class A and Class C shares. Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C shares.  The up-front Class A sales charge and the commissions paid to dealers are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above(1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 18 months of purchase.

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Fund’s distributor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent:  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation:  You may add the current value of all of your existing Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely in the Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of the Fund’s investments held by the members of your immediately family, including the value of the Fund’s investments held by you or them in individual retirement plans, such as individual retirement accounts (“IRAs”), provided such balances are also currently held entirely in the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.  If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current broker-dealer.

Investments of $1 Million or More:  With respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for these Class A shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Fund.

Class A Sales Charge Waivers: The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by the Fund’s advisor or its affiliates; (2) officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Fund’s advisor or its affiliates and certain employee benefit plans for employees of the Fund’s investment advisor; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the advisor; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Funds’ advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Funds.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements.  Additional information is available by calling 877-329-4246 (877-DAY-HAGN).  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs.  The Fund may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Fund’s website at www.DayHagan.com.

Class C Shares

You can buy class C shares at NAV.    Class C shares are subject to an annual 12b-1 fee of 1.00%, payable to the Advisor or selected dealers. Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Opening an Account

You may purchase shares directly through the Fund’s transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Fund for the first time, please call toll-free 877-329-4246 (877-DAY-HAGN) to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Fund’s transfer agent, send the completed Shareholder Account Application and a check payable to the Fund to the following address:

Day Hagan Tactical Allocation Fund of ETFs

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Fund’s transfer agent, at 877-329-4246 (877-DAY-HAGN) to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Fund, the custodian and the transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  The Fund presently does not charge a fee for the receipt of wired funds, but the may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in the Fund is $10,000 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund’s transfer agent to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Trust at 877-329-4246 (877-DAY-HAGN).

1Additional Investments

The minimum subsequent investment in the Fund is $50.  You may purchase additional shares of a Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 877-329-4246 (877-DAY-HAGN) or by writing to the Fund at:

Day Hagan Tactical Allocation Fund of ETFs

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

2Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Fund.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that the Fund significantly invests in small or mid-capitalization equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy applies uniformly to all Fund shareholders.  While the Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.  Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker, to the Fund upon request.  If the Fund becomes aware of market timing in an omnibus account, they will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity.  In addition, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive.

2

HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Fund’s transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s NAV.  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Fund may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in the Fund at no charge by mail.  Your request, in proper form, should be addressed to:

Day Hagan Tactical Allocation Fund of ETFs

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

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Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 877-329-4246 (877-DAY-HAGN) if you have questions.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone.  You may redeem any part of your account in the Fund by calling the transfer agent at 877-329-4246 (877-DAY-HAGN).  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Redemption Fee and CDSC.  Currently, the Fund does not charge a redemption fee on Fund shares redeemed.  Shareholders in the Fund who purchased $1 million or more Class A shares and did not pay a front-end sales charge may be assessed a 1.00% CDSC on shares redeemed less than 18 months after the date of their purchase.

The Funds use a “first in, first out” method for calculating the CDSC.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  The CDSC is paid to the Advisor to reimburse expenses incurred in providing distribution-related services to the Fund.

The Fund reserves the right to add, modify, waive or eliminate the CDSC or redemption fee at any time.  If there is a material change to the Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.  The Statement of Additional Information contains further details about the redemption fee and CDSC and the conditions for waiving these fees.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 877-329-4246 (877-DAY-HAGN).  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

1

DISTRIBUTION PLANS

The Fund has adopted distribution and service plans under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and/or service fees in connection with the distribution of its Class A and Class C shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under the Fund’s Plan related to the Class A Shares, the Fund incurs an annual fee of up to 0.50% of the average daily net assets of the Fund’s Class A Shares (the “Class A 12b-1 Fee”) for shareholder services and distribution related expenses. The Fund is currently incurring a Class A 12b-1 Fee of 0.25% of its average daily net assets.

Class C Shares

Under the Fund’s Plan related to the Class C Shares, the Fund incurs an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares.   A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

2

VALUING FUND ASSETS

The Fund’s assets are generally valued at their market value.  If market prices are not available or, in the advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the advisor will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the advisor may need to price the security using the Fund’s fair value pricing guidelines. If a security, such as a small cap security, is so thinly traded that reliable market quotations are unavailable, the advisor may need to price the security using fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders.  The Fund may use pricing services to determine market value.  The Fund’s NAV is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

3

DIVIDENDS, DISTRIBUTIONS AND TAXES

1Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.  The Fund expects that its distributions will consist of both capital gains and dividend income.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

2Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment.

4

MANAGEMENT OF THE FUND

Advisor

Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Advisor”), a Florida limited liability company located at 330 South Orange Avenue, Sarasota, FL, serves as advisor to the Fund. The Advisor was formed in 2006 and has approximately $1 5 0 million in assets under advisement or management for individuals, institutions and financial advisors around the country.  The Fund is managed using the same investment models that the Advisor has been using for separately managed accounts since 2004. Under the terms of the management agreement, the Advisor is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and directing portfolio transactions.

Portfolio Managers

Mr. Donald Hagan, CFA, is a managing member, co-founder and chief compliance officer of the Advisor.  Mr. Hagan has served in those roles since September 2004 when the Advisor was registered with the SEC. Mr. Hagan is the senior portfolio manager primarily responsible for the day-to-day management and investment strategy of the Fund since its inception.

•

Prior to founding the Advisor, from 2001 – 2004 Mr. Hagan was Senior Vice President and Senior Portfolio Manager at Wells Fargo Bank’s Private Client Services. During his tenure with Wells Fargo, Don concurrently served on Wells Fargo’s National Asset Allocation Committee and National Investment Policy Committees.  Mr. Hagan’s role included directing wealth planning initiatives, asset allocation and investment strategy for Wells Fargo’s national PCS division.  He also served as one of the members of the Investment Management Committee for Wells Fargo’s flagship equity portfolio, Signature Core, which had several billion dollars in assets directed to the strategy.

•

Prior to Wells Fargo, Don served as Director of Research and Portfolio Manager for SCI Capital Management from 1996 – 2001.  Don directed research, allocation, investments and strategy for the firm.  He served as Lead Portfolio Manager for the SCI Traditional Value Equity, Blue Chip Bellwether Growth, Industry Select and Tactical Balanced investment strategies.  Don was also a member of the Executive Board.  SCI was acquired by Wells Fargo in early 2001.

•

Prior to being recruited as Director of Research for SCI, Don was Chief Sector Analyst and Editor for Ned Davis Research, Inc., one of the largest independent research organizations in the world. Don provided research and recommendations to institutional clients both nationally and internationally. Don has conducted research and developed decision-based asset allocation and individual stock buy/sell programs at the institutional level since 1988. From 1989 through 1996, Don also served as editor for the following institutional research periodicals: Industry Watch; Group Update; Techno-Fundamental Ranks; and Top 30 Picks.

•

Mr. Hagan has a B.A. in Economics and is a Chartered Financial Analyst.

Mr. Arthur Day, is a managing member and partner of the Advisor.  Mr. Day has served in those roles since April 2006.  Mr. Day has been a portfolio manager primarily responsible for the day-to-day management of the Fund since its inception.

•

Prior to joining the Advisor, from 1993 until 2006, Mr. Day served as a First Vice President at Paine Webber which was acquired by UBS in 2001. During his tenure, he was an advocate and leading participant in numerous alternative strategies ranging from private equity, wealth preservation insurance solutions, and single and multi-manager hedge fund strategies.

•

In 1987, he was recruited by E.F. Hutton, which through numerous mergers and corporate realignments became Shearson Lehman Brothers. During his tenure with Shearson Lehman Brothers, and aided by his affiliation with Capital Vectors Inc., Mr. Day was instrumental in initiating the launch of the Shearson Lehman Brothers TRAC mutual fund allocation program.  The TRAC allocation program is often cited as setting the standard by which portfolios are allocated based on clients’ risk profiles determined through questionnaires.  This first-of-its-kind strategy accumulated more than $5 billion within a year of its launch, and has since been duplicated by nearly every major and regional firm on Wall Street.

•

Mr. Day’s investment career began in 1984 as an account executive with Dean Witter Reynolds.

•

Mr. Day has a B.A. in Business.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed and ownership of shares of the Fund.

Advisory Fees

The Advisor is entitled to receive a fee equal to 1.00% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses, 12b-1 plan distribution expenses and extraordinary expenses) at 1.35% through October 31, 201 2 .. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.   For the fiscal year ended June 30, 2011, the Advisor to the Fund received advisory fees, after waivers, equal to 0.57% of the Fund’s average net assets. A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with the Advisor is available in the Trust’s semi-annual report to shareholders for the period ending December 31, 2009.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund’s financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for each fiscal year ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Class A
	For the		For the
	Year Ended		Period Ended
	June 30, 2011		June 30, 2010 (1)

Net Asset Value, Beginning of Period	$9.89		$10.00

Investment Operations:
Net investment income (loss)	0.02		-	(a)
Net realized and unrealized gain (loss) on
investments	1.46		(0.09)
Total from investment operations	1.48		(0.09)

Distributions from:
Net investment income	-	(b)	(0.03)
Net realized capital gains	(0.14)		-
Total distributions	(0.14)		(0.03)

Paid in Capital from Redemption Fees	-	(c)	0.01

Net Asset Value, End of Period	$11.23		$9.89

Total Return (d)	15.00%		(0.80)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$17,541		$12,735

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.03%		2.36%	(f)
After fees waived and expenses absorbed (e)	1.60%		1.60%	(f)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (e)	(0.24)%		(0.90)%	(f)
After fees waived and expenses absorbed (e)	0.19%		(0.14)%	(f)

Portfolio turnover rate	231.68%		148.23%	(g)

(1)		The Day Hagan Tactical Allocation Fund of ETFs Class A shares commenced operations on October 30, 2009.
(a)		Net investment loss was less than $0.01 per share.
(b)		Net investment income distribution was less than $0.01 per share.
(c)		Redemptions fees resulted in less than $0.01 per share.
(d)		Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(e)		These ratios exclude the impact of the expenses of the underlying securities.
(f) Annualized.
(g) Not Annualized.

	Class C
	For the	For the
	Year Ended	Period Ended
	June 30, 2011	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$ 9.85	$10.00

Investment Operations:
Net investment loss	(0.05)	(0.01)
Net realized and unrealized gain (loss) on
investments	1.45	(0.12)
Total from investment operations	1.40	(0.13)

Distributions from:
Net investment income	-	(0.02)
Net realized capital gains	(0.14)	-
Total distributions	(0.14)	(0.02)

Net Asset Value, End of Period	$11.11	$9.85

Total Return (a)	14.20%	(1.33)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 222	$157

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.78%	3.11%	(c)
After fees waived and expenses absorbed (b)	2.35%	2.35%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (b)	(0.93)%	(1.66)%	(c)
After fees waived and expenses absorbed (b)	(0.50)%	(0.89)%	(c)

Portfolio turnover rate	231.68%	148.23%	(d)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class C shares commenced operations on October 30, 2009.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.
(d) Not Annualized.

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Page 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Mutual Fund Series Trust does not jointly market .

2

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  The annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest annual fiscal year end.

Call the Fund at 877-329-4246 (877-DAY-HAGN) to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information from the Fund’s internet site at www.DayHagan.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21872

1

Eventide Gilead Fund

PROSPECTUS

CLASS A SHARES: ETAGX

CLASS C SHARES: ETCGX

NOVEMBER 1, 201 1

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FUND SUMMARY EVENTIDE GILEAD FUND

1

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT

 STRATEGIES AND RELATED RISKS

7

HOW TO BUY SHARES

11

HOW TO REDEEM SHARES

17

DISTRIBUTION PLANS

19

VALUING THE FUND’S ASSETS

20

DIVIDENDS, DISTRIBUTIONS AND TAXES

20

MANAGEMENT OF THE FUND

21

FINANCIAL HIGHLIGHTS

23

PRIVACY NOTICE

25

2

FUND SUMMARY EVENTIDE GILEAD FUND

Investment Objective: The Gilead Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund: The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 9 of the Fund's Prospectus.

 Shareholder Fees

(fees paid directly from your investment)

Class A         Class C

Maximum Sales Charge (Load) Imposed on Purchases

5.75%

NONE

(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)

1.00%

1.00%

(as a percentage of net assets)

Redemption Fee (wire transfer fee)

$15

$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

Other Expenses

1.37%

1.37%

Acquired Fund Fees and Expenses 1

0.01%

0.01%

Total Annual Fund Operating Expenses

             2 ..6 3%

             3 ..3 8%

Fee Waiver and Expense Reimbursement 2

( .9 0 )%

             ( 0 .. 90 )%

Total Annual Fund Operating Expenses After

   Fee Waiver and Expense Reimbursement

1. 73%

2.4 8%

1 The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses through October 31, 201 2 ..  This agreement may only be terminated by the Fund's Board of Trustees on 60 days ’ written notice to the advisor.

Example of Hypothetical Fund Costs:

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$7 41	$1, 265	$ 1,814	$ 3,306
Class C	$2 51	$ 955	$ 1,683	$ 3,607

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 201 1 was 487%.

Principal Investment Strategies

Normally, the Gilead Fund invests primarily in a broad range of equity securities without limitation to market capitalization. The Fund may invest without limitation in securities in companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”).

The Fund’s advisor, Eventide Asset Management, LLC (“Eventide” or the “Advisor”) analyzes the performance of potential investments not only for financial strengths and outlook, but also for the company’s ability to operate with integrity and create value for customers, shareholders and society.  While few companies may reach these ideals in every area of their business, these principles articulate the Advisor’s highest expectations for corporate behavior.   From time to time, the Fund may invest a substantial portion of its assets in the stock of companies in one or more industries or industry groups of the economy that are typically not highly correlated with the overall market, such as the industry group consisting of biotechnology and pharmaceutical companies.  The Advisor believes that such investments may help improve the Fund's risk-adjusted return profile.   The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse  market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

The Advisor may engage in frequent buying and selling of the Fund’s investments to achieve the Fund’s objective.  Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities or when the Advisor believes the underlying company is no longer consistent with the Advisor’s principles. There is no guarantee that the Advisor will be able to successfully screen out all companies that are inconsistent with its principles.

1Principal Risks of Investing in the Fund

As with any mutual fund, the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Market Risk.  Overall stock or bond market volatility may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Stock Value Risk.  Stocks involve the risk that they may never reach what the Advisor believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the Advisor misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Smaller Capitalization Stock Risk.  Smaller-sized companies may experience higher failure rates than larger companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Ethical Investment Risk.  The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Options Risk.    As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Biotechnology & Pharmaceutical Industry Group Risk. Companies in the Biotechnology & Pharmaceutical Industry Group may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the U.S. Food and Drug Administration. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some Biotechnology & Pharmaceutical companies may be dependent on a relatively limited number of products, and their products can become obsolete due to industry innovation, changes in technologies or other market developments.

Foreign Exposure Risk.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the performance of its Retail shares (which are offered through another prospectus) for each full calendar year and since the Fund commenced operations, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information will be available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.EventideFunds.com.

Annual Total Returns

Figures do not reflect the Class A sales charges.  If they did, returns would be lower.  Returns for Class A and Class C shares, which are not shown, would be lower.

During the period shown in the bar chart, the highest return for a quarter was 20.90% (quarter ended June 30, 2009), and the lowest return for a quarter was (13.43) % (quarter ended  June 30, 2010 ).

For the year to date period ended September 30, 201 1 , the total return on Retail Class shares was (15.48) %.

Average Annual Total Returns

(for the periods ended December 31, 20 1 0)

Retail Class	1 Year	Since inception (7/8/2008)
Return Before Taxes	18.46%	12.95%
Return After Taxes on Distributions	17.80%	12.50%
Return After Taxes on Distributions and Sale of Fund Shares	12.09%	10.88%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.80%

	1 Year	Since inception (10/28/2009)
Class A Return Before Taxes	11.55%	25.80%
Class C Return Before Taxes	17.41%	31.21%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	19.72%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Retail Class shares. After-tax returns for Class A and Class C shares, which are not shown, will vary from those of Retail Class shares.

Advisor:  Eventide Asset Management, LLC is the Fund's investment advisor (“Advisor”).

Portfolio Managers:  Finny Kuruvilla , Chief Investment Officer, and David Barksdale , Chief Financial Officer, serve as the Fund's Co-Portfolio Managers.  Mr. Kuruvilla has served the Fund in this capacity since the Fund commended operations in 2008, and Mr. Barksdale has served in this capacity since 2010..

Purchase and Sale of Fund Shares:  The minimum initial investment in the Class A and Class C shares of the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

3

ADDITIONAL INFORMATION ABOUT THE FUND’S
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Gilead Fund seeks to provide long-term capital appreciation.

The investment objective of the Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change the Fund’s investment objective, shareholders will be given 60 days ’ advance notice.

Principal Investment Strategies

The Fund’s main investment strategies described in this prospectus are the strategies that the Advisor believes are most likely to be important in trying to achieve the Fund’s investment objective.  You should note, however, that the Fund may use other non-principal strategies and invest in other securities not described in this prospectus, which are disclosed in detail in the Fund’s Statement of Additional Information (“SAI”).  For a copy of the SAI please call toll free at 877-771-3836 or visit the Funds’ website at www.eventidefunds.com .

Normally, the Gilead Fund invests primarily in a broad range of equity securities without limitation to market capitalization. The Fund may invest without limitation in securities in companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”).

The Advisor seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities or have significant near-term appreciation potential. The Advisor primarily considers securities for the Fund’s portfolio based on analysis of the holdings and recommendations of investors, analysts, firms or strategies that, in the Advisor’s opinion, have exhibited superior results, but the Advisor will also consider securities that the Advisor believes are undervalued based on indicators such as the price-to-sales ratio or future free cash flow estimates. This pool of securities represents the potential universe of securities for the Fund. The Advisor analyzes these securities to identify what it believes are the most attractive investment opportunities for the Fund. From time to time, the Fund may invest a substantial portion of its assets in the stock of companies in one or more industries or industry groups of the economy that are typically not highly correlated with the overall market, such as the industry group consisting of biotechnology and pharmaceutical companies.  The Advisor believes that such investments may help improve the Fund's risk-adjusted return profile.   The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse  market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

The Advisor may engage in frequent buying and selling of the Fund’s investments to achieve the Fund’s objective.  The Advisor analyzes the performance of potential investments not only for financial strengths and outlook, but also for the company’s ability to operate with integrity and create value for customers, shareholders and society.  While few companies may reach these ideals in every area of their business, these principles articulate the Advisor’s highest expectations for corporate behavior.  The Advisor seeks to invest in companies that reflect the following values:

- Respecting the value and freedom of all people; this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco and alcohol.

- Demonstrating a concern for justice and peace through fair and ethical relationships with customers, suppliers and business partners and through avoidance of products and services that promote weapons production and proliferation.

- Promoting family and community; this includes protecting children from violent forms of entertainment and also includes serving low income communities.

- Exhibiting responsible management practices, including fair-dealing with employees, communities, competitors, suppliers and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company and its record of promoting products and services that improve the lives of people.

- Practicing environmental stewardship.

Consistent with the Advisor’s values, the Fund may also invest in community development institutions that serve the financial needs of low-to-moderate income families and communities.

Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities or when the Advisor believes the underlying company is no longer consistent with the Advisor’s principles. There is no guarantee that the Advisor will be able to successfully screen out all companies that are inconsistent with its principles.

Puts and Calls

The Fund may buy and sell (write) call options on individual securities.  The purchaser of a call option has the right to buy a security from the seller at a predetermined price (exercise price) during the life of the option.  An option to considered “covered” if the seller owns the security against which the option is written.    As the seller of a call option, the Fund receives a premium from the purchaser of the option, which provides additional income to the Fund.  The Fund may also buy and sell (write) put options.  A put option gives the buyer the right to sell (or “put”) a security at a fixed price within a given time frame in exchange for a premium paid by the buyer.  If the market price drops below the strike price, the buyer will be able to sell the security for the strike price, thereby limiting the buyer’s potential loss until the option expires.

Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Fund will engage in transactions in put and call options on securities indices for the same purposes as it engages in transactions in options on securities.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  The Fund may also use options strategies that the Advisor believes may mitigate the effects of adverse conditions in order to continue to pursue its investment objective.  If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although the Fund would do this only in seeking to avoid losses, the Fund will not be able to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.  The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

1Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.

The following summarizes the principal risks of the Fund.  These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Fund's Fund Summary section of the Prospectus.

Management Risk.  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Market Risk.  Overall stock or bond market volatility may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Stock Value Risk.  Stocks involve the risk that they may never reach what the Advisor believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the Advisor misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing only stocks of a particular market capitalization, industry or investment strategy).

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of small and mid-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Ethical Investment Risk.  The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines. The Fund’s ethical screening criteria limits the potential universe of investments and could cause it to avoid investments that subsequently perform well.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Biotechnology & Pharmaceutical Industry Group Risk. Companies in the Biotechnology & Pharmaceutical Industry Group may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the U.S. Food and Drug Administration. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Biotechnology & Pharmaceutical companies are also subject to litigation based on infringement claims. Additionally, the profitability of some Biotechnology & Pharmaceutical companies may be dependent on a relatively limited number of products, and their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, companies in the Biotechnology & Pharmaceutical industry group may not be financially profitable and thus subject to additional risks.

Foreign Exposure Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.  In addition to the foreign risk the Fund is exposed to through direct investments, some of the underlying funds may have a greater exposure to foreign risk through their direct investments which would further expose the Fund to this risk.

Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Portfolio Holdings Disclosure Policies

A description of the Fund’s policies regarding disclosure of the securities in the Fund’s portfolio is found in the Statement of Additional Information.

4

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day.  This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The Fund calculates its net asset value (“NAV”) per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”).  The Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchase orders received in “proper form” by the Fund’s transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. ET.  When that happens, purchase orders received after the NYSE closes will be effective the following business day.  To be in “proper form,” the purchase order must include:

•

Fund name and account number;

•

Account name(s) and address;

•

The dollar amount or number of shares you wish to purchase.

Multiple Classes

The Fund offers both Class A and Class C shares in this prospectus. The Fund also offers Retail Class and Institutional Class shares in a separate prospectus.  Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C shares.

The up-front Class A sales charge and the commissions paid to dealers for the Fund are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 18 months of purchase.

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Fund’s distributor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent:  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more of the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation:  You may add the current value of all of your existing Catalyst Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely at  the Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Catalyst Funds’ investments held by the members of your immediately family, including the value of Funds’ investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at the Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.  If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

Investments of $1 Million or More: With respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for Class A shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Catalyst Fund.

Class A Sales Charge Waivers: The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by the Fund’s advisor or its affiliates; (2) officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Fund’s advisor or its affiliates and certain employee benefit plans for employees of the Fund’s investment advisor; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the advisors; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Fund’s advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Fund.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements.  Additional information is available by calling 877-771-3836.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs.  The Fund may modify or discontinue these programs at any time.

Class C Shares

You can buy class C shares at NAV.  Class C shares are subject to a 12b-1 fee of 1.00%, payable to the advisor or selected dealers. Your broker-dealer will receive a commission of up to 1% on the sale of Class C shares from the Fund’s distributor.  Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Class C shares are also subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions) to recover commissions paid to your broker-dealer.  The CDSC for these Class C shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Fund.

Opening an Account

You may purchase shares directly through the Fund’s transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Fund for the first time, please call toll-free 877-771-3836 or visit www.eventidefunds.com to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Funds’ transfer agent, send the completed Shareholder Account Application and a check payable to the Fund to the following address:

Eventide Gilead Fund

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Fund’s transfer agent, at 877-771-3836 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Fund’s custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment.  If you have an existing account that does not include the automatic investment plan, you can contact the Fund’s transfer agent to establish an automatic investment plan.  The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund.  You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100.  The Fund may alter, modify or terminate this plan at any time.  To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Fund at 877-771-3836.

1Additional Investments

The minimum subsequent investment in the Fund is $50.  You may purchase additional shares of the Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 877-771-3836 or by writing to the Fund at:

Eventide Gilead Fund

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

2Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Fund.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that the Fund significantly invests in small or mid-capitalization equity securities or derivative investments, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy applies uniformly to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

2

HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Fund’s transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s NAV.  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Fund may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in the Fund at no charge by mail.  Your request, in proper form, should be addressed to:

Eventide Gilead Fund

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if the mailing address of the account has been changed within 30 days of the redemption request.  The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 877-771-3836 if you have questions.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.  The Fund will not make checks payable to any one other than the shareholder of record.

By Telephone.  You may redeem any part of your account in the Fund by calling the transfer agent at 877-771-3836.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Redemption Fee.  The Fund currently does not have a redemption fee.  The Fund reserves the right to modify the redemption fee or waivers at any time.  If there is a material change to a Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.  The Statement of Additional Information contains further details about the redemption fee and the conditions for waiving these fees.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 877-771-3836.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

1

DISTRIBUTION PLANS

The Fund has adopted distribution and service plans under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution and/or service fees in connection with the distribution of its Class A and Class C shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under the Fund’s Plan related to the Class A Shares, the Fund incurs an annual fee of up to 0.50% of the average daily net assets of the Fund’s Class A Shares (the “Class A 12b-1 Fee”) for shareholder services and distribution related expenses .. The Fund is currently paying its adviser 0.25% of its average daily net assets.

Class C Shares

Under the Fund’s Plan related to the Class C Shares, the Fund incurs an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares. A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

2

VALUING THE FUND’S ASSETS

The Fund’s assets are generally valued at their market value.  If market prices are not available or, in the advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the advisor will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of the Fund’s securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The Fund may use pricing services to determine market value.  The NAV for the Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

3

DIVIDENDS, DISTRIBUTIONS AND TAXES

1Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.  The Fund expects that its distributions will consist of both capital gains and dividend income.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

2Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment.

4

MANAGEMENT OF THE FUND

Advisor

Eventide Asset Management, LLC, a Delaware limited liability company located at 60 State Street, Suite 700, Boston, Massachusetts 02109, serves as advisor to the Fund. The Advisor was formed in April 2008.  Management of the Fund is currently its primary business.  Under the terms of the management agreement, the Advisor is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Portfolio Managers

Finny Kuruvilla, MD PhD has been primarily responsible for the day-to-day management of the Gilead Fund since its inception.  Dr. Kuruvilla possesses a diverse background in quantitative methods, with applications focused on innovations in science, engineering, and medicine. He holds an MD from Harvard Medical School, a PhD in Chemistry and Chemical Biology from Harvard University, a master’s degree in Electrical Engineering and Computer Science from MIT, and a bachelor’s degree from Caltech in Chemistry. From 2005-2008, Dr. Kuruvilla was a clinical fellow at the Brigham and Women's Hospital and a postdoctoral scientist at MIT.  As an avid proponent of Values-based investing, Dr. Kuruvilla has established rigorous standards in seeking out the most ethical companies at the outset of the stock selection process.  In addition to his duties as the Fund’s co-portfolio manager, Dr. Kuruvilla is also currently a Principal at Clarus Ventures, a healthcare and life sciences venture capital firm that manages approximately $1.2 billion in assets.

David Barksdale has been responsible for managing the portfolio along with Dr. Kuruvilla since 2010. Mr. Barksdale has a background in software development, engineering and management and is primarily responsible for quantitative research, risk analysis and tactical asset allocation. He holds a bachelor’s degree from Caltech in Engineering & Applied Science. By developing and applying novel analytical tools and strategies, Mr. Barksdale works to optimize portfolio returns on a risk-adjusted basis.  Prior to joining the portfolio management team in 2008, Mr. Barksdale served as a Senior Services Manager with Cadence Design Systems, an information technology company, from October 2005 until November 2008.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Fund.

Advisory Fees

The Fund is authorized to pay the Advisor an annual fee of 1.00% of its average daily net assets.  For the fiscal period ended June 30, 201 1 , the Advisor earned a fee , after waivers, equal to 0.10 % of the Fund’s average net assets.  The advisory fee is paid monthly. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 Fees; and extraordinary expenses) at 1.42% through October 31, 201 2 ..

The Advisor intends that, after it achieves profitability, to contribute at least 25% of the management fees it receives from the Fund to charities and service organizations.  The Advisor does not anticipate making any contributions during the Fund’s first years of operations because it is anticipated that the Advisor will be waiving all or a portion of its management fees and profitability is not expected until the Advisor has approximately $80 million assets under management.  The Advisor may also pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services to the Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with the Advisor for the Fund is available in the Trust’s annual report to shareholders for the period ended June 30, 2011 ..

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the financial performance of the Fund’s Class A and Class C shares since their inception.   Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund’s Class A and Class C shares, assuming reinvestment of all dividends and distributions.   The information for the fiscal year s ended June 30 ha ve been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Class A
	For the		For the
	Year Ended		Period Ended
	June 30, 2011		June 30, 2010*

Net Asset Value, Beginning of Period	$10.25		$9.69

Investment Operations:
Net investment loss	(0.07)		(0.05)
Net realized and unrealized gain on investments	4.95		0.71
Total from investment operations	4.88		0.66

Distributions:
From net realized gain	(0.24)		(0.10)
Total distributions	(0.24)		(0.10)

Net Asset Value, End of Period	$14.89		$10.25

Total Return [1]	47.93%		6.67%	[2]

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,054		$349

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.62%	[4]	3.60%	[3,4]
After fees waived and expenses absorbed	1.72%	[4]	1.67%	[3,4]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.11)%	[4]	(3.15)%	[3,4]
After fees waived and expenses absorbed	(1.21)%	[4]	(1.22)%	[3,4]

Portfolio turnover rate	487%		398%	[2]

*	The Eventide Gilead Fund Class A shares commenced operations on October 28, 2009.
[1]	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Not annualized.
[3]	Annualized.
[4]

The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short. The ratios include 0.02% for the year ended June 30, 2011 attributed to interest expense.

	Class C

	For the		For the
	Year Ended		Period Ended
	June 30, 2011		June 30, 2010*

Net Asset Value, Beginning of Period	$10.19		$9.69

Investment Operations:
Net investment loss	(0.17)		(0.07)
Net realized and unrealized gain on investments	4.91		0.67
Total from investment operations	4.74		0.60

Distributions:
From net realized gain	(0.24)		(0.10)
Total distributions	(0.24)		(0.10)

Net Asset Value, End of Period	$14.69		$10.19

Total Return [1]	46.83%		6.05%	[2]

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 878		$291

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.37%	[4]	4.30%	[3,4]
After fees waived and expenses absorbed	2.47%	[4]	2.42%	[3,4]

Ratio of net investment loss to average net assets :
Before fees waived and expenses absorbed	(2.79)%	[4]	(3.84)%	[3,4]
After fees waived and expenses absorbed	(1.89)%	[4]	(1.96)%	[3,4]

Portfolio turnover rate	487%		398%	[2]

*	The Eventide Gilead Fund Class C shares commenced operations on October 28, 2009.
[1]	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Not annualized.
[3]	Annualized.
[4]

The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short. The ratios include 0.02% for the year ended June 30, 2011 attributed to interest expense.

  PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Page 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Mutual Fund Series Trust does not jointly market .

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into (made legally part of) this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Fund at 877-771-3836 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information from the Fund’s internet site at www.eventidefunds.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21872

1

Eventide Gilead Fund

RETAIL CLASS SHARES: ETGLX

INSTITUTIONAL CLASS SHARES: ETILX

PROSPECTUS

NOVEMBER 1, 201 1

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FUND SUMMARY EVENTIDE GILEAD FUND

1

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT

STRATEGIES AND RELATED RISKS

6

HOW TO BUY SHARES

10

HOW TO REDEEM SHARES

13

DISTRIBUTION PLAN

15

VALUING THE FUND’S ASSETS

16

DIVIDENDS, DISTRIBUTIONS AND TAXES

16

MANAGEMENT OF THE FUND

17

FINANCIAL HIGHLIGHTS

19

PRIVACY NOTICE

21

FUND SUMMARY EVENTIDE GILEAD FUND

Investment Objective: The Gilead Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund: The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

  Retail Class      Institutional Class

Redemption Fee (wire transfer fee)

$15

$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

Distribution (12b-1) Fees

0.20%

NONE

Other Expenses

1.37%

1.37%

Acquired Fund Fees and Expenses1

0.01%

0.01%

Total Annual Fund Operating Expenses

2.58%               2.38%

Fee Waiver and Expense Reimbursement2

          (0.90)%

(0.90)%

Total Annual Fund Operating Expenses After

   Fee Waiver and Expense Reimbursement

1.6 8%

1.4 8%

1  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 201 2 .. This agreement may only be terminated by the Fund's Board of Trustees on 60 days ’ written notice to the advisor.

Example of Hypothetical Fund Costs:

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail Class	$1 71	$ 717	$1, 290	$ 2,848
Institutional Class	$1 51	$ 656	$ 1,189	$ 2,647

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 201 1 was 487%.

Principal Investment Strategies

Normally, the Gilead Fund invests primarily in a broad range of equity securities without limitation to market capitalization. The Fund may invest without limitation in securities in companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”).

The Fund’s advisor, Eventide Asset Management, LLC (“Eventide” or the “Advisor”) analyzes the performance of potential investments not only for financial strengths and outlook, but also for the company’s ability to operate with integrity and create value for customers, shareholders and society. While few companies may reach these ideals in every area of their business, these principles articulate the Advisor’s highest expectations for corporate behavior. From time to time, the Fund may invest a substantial portion of its assets in the stock of companies in one or more industries or industry groups of the economy that are typically not highly correlated with the overall market, such as the industry group consisting of biotechnology and pharmaceutical companies.  The Advisor believes that such investments may help improve the Fund's risk-adjusted return profile.   The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse  market, political or other conditions are likely.  The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

The Advisor may engage in frequent buying and selling of the Fund’s investments to achieve the Fund’s objective.  Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities or when the Advisor believes the underlying company is no longer consistent with the Advisor’s principles. There is no guarantee that the Advisor will be able to successfully screen out all companies that are inconsistent with its principles.

2Principal Risks of Investing in the Fund

As with any mutual fund, the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Market Risk.  Overall stock or bond market volatility may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Stock Value Risk.  Stocks involve the risk that they may never reach what the Advisor believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the Advisor misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Smaller Capitalization Stock Risk.  Smaller-sized companies may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Ethical Investment Risk.  The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Options Risk.    As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Biotechnology & Pharmaceutical Industry Group Risk. Companies in the Biotechnology & Pharmaceutical Industry Group may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the U.S. Food and Drug Administration. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some Biotechnology & Pharmaceutical companies may be dependent on a relatively limited number of products, and their products can become obsolete due to industry innovation, changes in technologies or other market developments.

Foreign Exposure Risk.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the performance of its Retail shares for each full calendar year and since the Fund commenced operations, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The Institutional Class shares were not in operation for a full calendar year .. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information will be available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.EventideFunds.com.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 20.90% (quarter ended June 30, 2009), and the lowest return for a quarter was (13.43) % (quarter ended June 30, 2010 ).

For the year to date period ended September 30, 201 1 , the total return on Retail Class shares was (15.48) %.

Average Annual Total Returns

(for the periods ended December 31, 20 1 0)

Retail Class	1 Year	Since inception (7/8/2008)
Return Before Taxes	18.46%	12.95%
Return After Taxes on Distributions	17.80%	12.50%
Return After Taxes on Distributions and Sale of Fund Shares	12.09%	10.88%
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.80%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Retail Class shares. After-tax returns for Institutional Class shares, which are not shown, will vary from those of Retail Class shares.

Advisor:  Eventide Asset Management, LLC is the Fund's investment advisor (“Advisor”).

Portfolio Managers:  Finny Kuruvilla , Chief Investment Officer, and David Barksdale , Chief Financial Officer, serve as the Fund's Co-Portfolio Managers.  Mr. Kuruvilla has served the Fund in this capacity since the Fund commended operations in 2008, and Mr. Barksdale has served in this capacity since 2010.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Retail Class shares of the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  The minimum initial investment in the Institutional Class shares is $1 00,000 ..   You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

2

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Gilead Fund seeks to provide long-term capital appreciation.

The investment objective of the Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change the Fund’s investment objective, shareholders will be given 60 days ’ advance notice.

Principal Investment Strategies

The Fund’s main investment strategies described in this prospectus are the strategies that the Advisor believes are most likely to be important in trying to achieve the Fund’s investment objective.  You should note, however, that the Fund may use other non-principal strategies and invest in other securities not described in this prospectus, which are disclosed in detail in the Fund’s Statement of Additional Information (“SAI”).  For a copy of the SAI please call toll free at 877-771-3836 or visit the Fund’s website at www.eventidefunds.com .

Normally, the Gilead Fund invests primarily in a broad range of equity securities without limitation to market capitalization. The Fund may invest without limitation in securities in companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”).

The Advisor seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities or have significant near-term appreciation potential. The Advisor primarily considers securities for the Fund’s portfolio based on analysis of the holdings and recommendations of investors,  analysts, firms or strategies that, in the Advisor’s opinion, have exhibited superior results, but the Advisor will also consider securities that the Advisor believes are undervalued based on indicators such as the price-to-sales ratio or future free cash flow estimates. This pool of securities represents the potential universe of securities for the Fund. The Advisor analyzes these securities to identify what it believes are the most attractive investment opportunities for the Fund. From time to time, the Fund may invest a substantial portion of its assets in the stock of companies in one or more industries or industry groups of the economy that are typically not highly correlated with the overall market, such as the industry group consisting of biotechnology and pharmaceutical companies.  The Advisor believes that such investments may help improve the Fund's risk-adjusted return profile.   The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse  market, political or other conditions are likely.  The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

The Advisor analyzes the performance of potential investments not only for financial strengths and outlook, but also for the company’s ability to operate with integrity and create value for customers, shareholders and society.  While few companies may reach these ideals in every area of their business, these principles articulate the Advisor’s highest expectations for corporate behavior.  The Advisor seeks to invest in companies that reflect the following values:

- Respecting the value and freedom of all people; this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco and alcohol.

-  Demonstrating a concern for justice and peace through fair and ethical relationships with customers, suppliers and business partners and through avoidance of products and services that promote weapons production and proliferation.

-  Promoting family and community; this includes protecting children from violent forms of entertainment and also includes serving low income communities.

-  Exhibiting responsible management practices, including fair-dealing with employees, communities, competitors, suppliers and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company and its record of promoting products and services that improve the lives of people.

-  Practicing environmental stewardship.

Consistent with the Advisor’s values, the Fund may also invest in community development institutions that serve the financial needs of low-to-moderate income families and communities.

The Advisor may engage in frequent buying and selling of the Fund’s investments to achieve the Fund’s objective.  Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities or when the Advisor believes the underlying company is no longer consistent with the Advisor’s principles. There is no guarantee that the Advisor will be able to successfully screen out all companies that are inconsistent with its principles.

Puts and Calls

The Fund may buy and sell (write) call options on individual securities.  The purchaser of a call option has the right to buy a security from the seller at a predetermined price (exercise price) during the life of the option.  An option to considered “covered” if the seller owns the security against which the option is written.  As the seller of a call option, the Fund receives a premium from the purchaser of the option, which provides additional income to the Fund.  The Fund may also buy and sell (write) put options.  A put option gives the buyer the right to sell (or “put”) a security at a fixed price within a given time frame in exchange for a premium paid by the buyer.  If the market price drops below the strike price, the buyer will be able to sell the security for the strike price, thereby limiting the buyer’s potential loss until the option expires.

Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Fund will engage in transactions in put and call options on securities indices for the same purposes as it engages in transactions in options on securities.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  The Fund may also use options strategies that the Advisor believes may mitigate the effects of adverse conditions in order to continue to pursue its investment objective.  If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although the Fund would do this only in seeking to avoid losses, the Fund will not be able to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.  The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

1Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.

The following summarizes the principal risks of the Fund.  These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Fund's Fund Summary section of the Prospectus.

Management Risk.  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Market Risk.  Overall stock or bond market volatility may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Stock Value Risk.  Stocks involve the risk that they may never reach what the Advisor believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the Advisor misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing only stocks of a particular market capitalization, industry or investment strategy).

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of small and mid-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Ethical Investment Risk.  The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines. The Fund’s ethical screening criteria limits the potential universe of investments and could cause it to avoid investments that subsequently perform well.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Biotechnology & Pharmaceutical Industry Group Risk. Companies in the Biotechnology & Pharmaceutical Industry Group may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the U.S. Food and Drug Administration. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Biotechnology & Pharmaceutical companies are also subject to litigation based on infringement claims. Additionally, the profitability of some Biotechnology & Pharmaceutical companies may be dependent on a relatively limited number of products, and their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, companies in the Biotechnology & Pharmaceutical industry group may not be financially profitable and thus subject to additional risks.

Foreign Exposure Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.  In addition to the foreign risk the Fund is exposed to through direct investments, some of the underlying funds may have a greater exposure to foreign risk through their direct investments which would further expose the Fund to this risk.

Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Portfolio Holdings Disclosure Policies

A description of the Fund’s policies regarding disclosure of the securities in the Fund’s portfolio is found in the Statement of Additional Information.

3

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day.  This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The Fund calculates its net asset value (“NAV”) per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”).  The Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchase orders received in “proper form” by the Fund’s transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. ET.  When that happens, purchase orders received after the NYSE closes will be effective the following business day.  To be in “proper form,” the purchase order must include:

•

Fund name and account number;

•

Account name(s) and address;

•

The dollar amount or number of shares you wish to purchase.

Multiple Classes

The Fund offers both Retail Class and Institutional Class shares in this prospectus. The Fund also offers Class A shares and Class C shares in a separate prospectus.  Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. Additionally, the Institutional Class shares have a minimum initial investment amount of $1 00,000 .. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares

Opening an Account

You may purchase shares directly through the Fund’s transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Fund for the first time, please call toll-free 877-771-3836 or visit www.eventidefunds.com to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Funds’ transfer agent, send the completed Shareholder Account Application and a check payable to the Fund to the following address:

Eventide Gilead Fund

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Fund’s transfer agent, at 877-771-3836 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Fund’s custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in the Retail Class shares of the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  The minimum initial investment in the Institutional Class shares is $1 00,000 ..  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment.  If you have an existing account that does not include the automatic investment plan, you can contact the Fund’s transfer agent to establish an automatic investment plan.  The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund.  You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100.  The Fund may alter, modify or terminate this plan at any time.  To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Fund at 877-771-3836.

1Additional Investments

The minimum subsequent investment in the Fund is $50.  You may purchase additional shares of the Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 877-771-3836 or by writing to the Fund at:

Eventide Gilead Fund

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

2Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Fund.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that the Fund significantly invests in small or mid-capitalization equity securities or derivative investments, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy applies uniformly to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

2

HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Fund’s transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s NAV.  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Fund may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in the Fund at no charge by mail.  Your request, in proper form, should be addressed to:

Eventide Gilead Fund

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if the mailing address of the account has been changed within 30 days of the redemption request.  The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 877-771-3836 if you have questions.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.  The Fund will not make checks payable to any person other than the shareholder of record.

By Telephone.  You may redeem any part of your account in the Fund by calling the transfer agent at 877-771-3836.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Redemption Fee.  The Fund currently does not have a redemption fee.  The Fund reserves the right to modify the redemption fee or waivers at any time.  If there is a material change to a Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.  The Statement of Additional Information contains further details about the redemption fee and the conditions for waiving these fees.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 877-771-3836.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $1,000 for Retail Class shares or $1 00,000 for Institutional Class shares due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

1

DISTRIBUTION PLAN

The Fund has adopted distribution and service plans under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution and/or service fees in connection with the distribution of its shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Fund’s Plans, the Fund incurs an annual fee of up to 0.25% of the average daily net assets of the Fund’s Retail Class shares (the “12b-1 Fee”) for shareholder services and distribution related expenses ..  The Fund is currently paying a 12b-1 fee of 0.20% for the Retail Class shares. A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

2

VALUING THE FUND’S ASSETS

The Fund’s assets are generally valued at their market value.  If market prices are not available or, in the advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the advisor will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of the Fund’s securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The Fund may use pricing services to determine market value.  The NAV for the Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

3

DIVIDENDS, DISTRIBUTIONS AND TAXES

1Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.  The Fund expects that its distributions will consist of both capital gains and dividend income.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

2Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment.

4

MANAGEMENT OF THE FUND

Advisor

Eventide Asset Management, LLC, a Delaware limited liability company located at 60 State Street, Suite 700, Boston, Massachusetts 02109, serves as advisor to the Fund. The Advisor was formed in April 2008.  Management of the Fund is currently its primary business.  Under the terms of the management agreement, the Advisor is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Portfolio Managers

Finny Kuruvilla, MD PhD has been primarily responsible for the day-to-day management of the Gilead Fund since its inception.  Dr. Kuruvilla possesses a diverse background in quantitative methods, with applications focused on innovations in science, engineering, and medicine. He holds an MD from Harvard Medical School, a PhD in Chemistry and Chemical Biology from Harvard University, a master’s degree in Electrical Engineering and Computer Science from MIT, and a bachelor’s degree from Caltech in Chemistry. From 2005-2008, Dr. Kuruvilla was a clinical fellow at the Brigham and Women's Hospital and a postdoctoral scientist at MIT. As an avid proponent of Values-based investing, Dr. Kuruvilla has established rigorous standards in seeking out the most ethical companies at the outset of the stock selection process.  In addition to his duties as the Fund’s co-portfolio manager, Dr. Kuruvilla is also currently a Principal at Clarus Ventures, a healthcare and life sciences venture capital firm that manages approximately $1.2 billion in assets.

David Barksdale has been responsible for managing the portfolio along with Dr. Kuruvilla since 2010. Mr. Barksdale has a background in software development, engineering and management and is primarily responsible for quantitative research, risk analysis and tactical asset allocation. He holds a bachelor’s degree from Caltech in Engineering & Applied Science. By developing and applying novel analytical tools and strategies, Mr. Barksdale works to optimize portfolio returns on a risk-adjusted basis. Prior to joining the portfolio management team in 2008, Mr. Barksdale served as a Senior Services Manager with Cadence Design Systems, an information technology company, from October 2005 until November 2008.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Fund.

Advisory Fees

The Fund is authorized to pay the Advisor an annual fee of 1.00% of its average daily net assets.  For the fiscal period ended June 30, 201 1 , the Advisor earned a fee , after waivers, equal to 0.10 % of the Fund’s average net assets.  The advisory fee is paid monthly. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 Fees; and extraordinary expenses) at 1.42% through October 31, 201 2 ..

The Advisor intends that, after it achieves profitability, to contribute at least 25% of the management fees it receives from the Fund to charities and service organizations.  The Advisor does not anticipate making any contributions during the Fund’s first years of operations because it is anticipated that the Advisor will be waiving all or a portion of its management fees and profitability is not expected until the Advisor has approximately $80 million assets under management.  The Advisor may also pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services to the Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with the Advisor for the Fund is available in the Trust’s annual report to shareholders for the period ended June 30, 201 1 ..

5

6

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the financial performance of the Fund’s Retail Class and Institutional Class since their inception.    Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund’s Retail Class and Institutional Class shares, assuming reinvestment of all dividends and distributions. The information for the fiscal years ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Retail Class

	For the		For the		For the
	Year		Year		Period Ended
	June 30, 2011		June 30, 2010		June 30, 2009*

Net Asset Value, Beginning of Period	$10.25		$9.66		$10.00

Investment Operations:
Net investment income (loss)	(0.14)		(0.08)		0.02
Net realized and unrealized gain (loss) on investments	5.02		0.77		(0.33)
Total from investment operations	4.88		0.69		(0.31)

Distributions:
From net investment income	-		-		(0.02)
Distribution in excess of net investment income	-		-		(0.01)
From net realized gain	(0.24)		(0.10)		-
Total distributions	(0.24)		(0.10)		(0.03)

Net Asset Value, End of Period	$14.89		$10.25		$9.66

Total Return [1]	47.93%		7.00%		(2.96)%	[2]

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,935		$4,858		$1,753

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.57%	[4]	4.12%	[4]	10.95%	[3,4]
After fees waived and expenses absorbed	1.67%	[4]	1.63%	[4]	1.69%	[3,4]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.98)%	[4]	(3.49)%	[4]	(9.05)%	[3,4]
After fees waived and expenses absorbed	(1.08)%	[4]	(1.00)%	[4]	(0.21)%	[3,4]

Portfolio turnover rate	487%		398%		339%	[2]

*	The Eventide Gilead Fund Retail Class shares commenced operations on July 8, 2008.
[1]	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Not annualized.
[3]	Annualized.
[4]

The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributed to dividends on securities sold short. The ratios include 0.02% for the year ended June 30, 2011 attributed to interest expense.

	Class I

	For the		For the
	Year Ended		Period Ended
	June 30, 2011		June 30, 2010*

Net Asset Value, Beginning of Period	$10.26		$11.46

Investment Operations:
Net investment loss	(0.10)		(0.03)
Net realized and unrealized gain (loss) on investments	5.01		(1.17)
Total from investment operations	4.91		(1.20)

Distributions:
From net realized gain	(0.24)		-
Total distributions	(0.24)		-

Net Asset Value, End of Period	$14.93		$10.26

Total Return [1]	48.18%		(10.47)%	[2]

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 1,159		$758

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.37%	[4]	3.20%	[3,4]
After fees waived and expenses absorbed	1.47%	[4]	1.42%	[3,4]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.81)%	[4]	(2.77%)	[3,4]
After fees waived and expenses absorbed	(0.91)%	[4]	(0.99%)	[3,4]

Portfolio turnover rate	487%		398%	[2]

*	The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.
[1]	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Not annualized.
[3]	Annualized.
[4]

The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short. The ratios include 0.02% for the year ended June 30, 2011 attributed to interest expense.

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Page 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Mutual Fund Series Trust does not jointly market .

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into (made legally part of) this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Fund at 877-771-3836 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information from the Fund’s internet site at www.eventidefunds.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21872

1

Listed Private Equity Plus Fund

Class A: LPEAX Class C: LPECX

PROSPECTUS

NOVEMBER 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY - LISTED PRIVATE EQUITY PLUS FUND

1

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

6

HOW TO BUY SHARES

10

HOW TO REDEEM SHARES

16

DISTRIBUTION PLANS

18

VALUING THE FUND’S ASSETS

18

DIVIDENDS, DISTRIBUTIONS AND TAXES

19

MANAGEMENT OF THE FUND

20

FINANCIAL HIGHLIGHTS

22

PRIVACY NOTICE

24

FOR MORE INFORMATION

27

2

FUND SUMMARY - LISTED PRIVATE EQUITY PLUS FUND

Investment Objective: The Fund's primary goal is to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 10 of the Fund's Prospectus.

  Listed Private

Shareholder Fees

 Equity Plus Fund

(fees paid directly from your investment)

Class A

Class C

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)

5.75%

NONE

Maximum Deferred Sales Charge (Load) (as a percentage of net assets)

1.00%

0.00%

Redemption Fee (as a percentage of amounts redeemed within 30 days of purchase)

2.00%

2.00%

Wire Transfer Fee

$15

$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.25%

1.25%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

Other Expenses

1. 01%

1. 01%

Total Annual Fund Operating Expenses

2.51%

3. 26%

Fee Waivers and Expense Reimbursement 1

(0. 26 )%

(0. 26 )%

Total Annual Fund Operating Expenses After Fee Waivers and
Expense Reimbursement

2.2 5%

 3.0 0%

1 The Advisor has contractually agreed to waive fees and/or reimburse expenses through October 31, 201 2 ..  This agreement may only be terminated by the Fund's Board of Trustees on 60 days written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example of Hypothetical Fund Costs:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for fee waiver and/or expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	LISTED PRIVATE EQUITY PLUS FUND
	Class A	Class C
1	$79 0	$30 3
3	$1, 288	$ 980
5	$ 1,812	$1, 680
10	$3, 239	$3, 541

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 201 1 was 174.95%.

Principal Investment Strategies

The Fund intends to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies that are primarily engaged in private equity. A company is "primarily engaged in private equity" if:

•

a majority of its income is earned from private equity investments or transactions,

•

a majority of its assets are invested in private equity, or

•

it is a closed-end or open-end investment company that invests primarily in private equity investments, listed private equity funds or listed private equity fund-of-funds.

The Fund invests in publicly listed financial institutions and investment vehicles whose primary business is private equity investing. This includes mezzanine debt, venture capital investing, buy-outs, and seed investing in unlisted companies, as well as holding companies that have significant private equity holdings or specialty companies that have a specific private equity core competency. The Fund’s investments may also include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs), investment banks and merchant banking firms.

The Fund will invest primarily in private equity related companies of all capitalizations traded on stock exchanges in the United States and on foreign stock exchanges (“Universe”). The Advisor selects equity securities based on fundamental, bottom up research. These securities consist of common stocks and securities having the characteristics of common stocks, including sponsored and unsponsored American Depositary Receipts (ADRs). The Fund will typically hold between 30 and 60 securities at any time; however, from time to time, there may be more or less than this range. The Fund will sell a security when the Advisor believes a new opportunity is superior to an existing position, or when the adviser believes the position has reached its full valuation.

The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The Fund is managed by Vista Research and Management, LLC (the "Advisor").

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk. The Fund is actively managed. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Smaller Capitalization Stock Risk. The earnings and prospects of smaller-sized companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Private Equity Company Risk. Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs that can limit or negatively impact the performance of the company.

Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Valuation Risk. Stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Non-Diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Turnover Risk .  The Fund may have higher than average portfolio turnover, which may result in higher transactional and brokerage costs.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at www.vrmfunds.com or by calling 1-877-477-7373.

Annual Total Returns

65.00%
45.00%
25.00%
5.00%
-15.00%
-35.00%
-55.00%
-75.00%
-61.63%
42.82%
2008
2009

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 33.58% (quarter ended June 30, 2009), and the lowest return for a quarter was (42.69%) (quarter ended December 31, 2008). The Fund’s Class A year-to-date return for the period ended September 30, 201 1 was (26.46) %.

Average Annual Total Returns

(for the periods ended

1December 31, 20 1 0)

Class A	1 Year	Since inception (7/2/2007)
Return Before Taxes	9.77%	(18.27)%
Return After Taxes on Distributions	8.35%	(18.98)%
Return After Taxes on Distributions and Sale of Fund Shares	6.35%	(15.25)%
S&P Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	31.50%	(12.07)%

Class C	1 Year	Since inception (7/2/2007)
Return Before Taxes	15.83%	(17.53)%
S&P Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	31.50%	(12.07)%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Advisor: Vista Research and Management, LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers: Steven R. Samson and Luke J. Aucoin serve as the Fund's Portfolio Managers. They have served the Fund in this capacity since the Fund commenced operations in 2007.

Purchase and Sale of Fund Shares: The minimum initial investment in the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-deferred plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund's primary goal is to achieve long-term capital appreciation.

The investment objective of the Fund and the Fund's policy to invest, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies that are primarily engaged in private equity are non-fundamental policies and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change the Fund's investment objective, or the 80% policy, shareholders will be given 60 days advance notice.

Principal Strategies

The Fund’s main investment strategies described in this prospectus are the strategies that the Advisor believes are most likely to be important in trying to achieve the Fund’s investment objective.  You should note, however, that the Fund may use other non-principal strategies and invest in other securities not described in this prospectus, which are disclosed in detail in the Fund’s Statement of Additional Information (“SAI”).  For a copy of the SAI please call toll free at 1-877-477-7373or visit the Funds’ website at www.vrmfunds.com .

The Fund intends to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies that are primarily engaged in private equity. A company is "primarily engaged in private equity" if:

•

a majority of its income is earned from private equity investments or transactions,

•

a majority of its assets are invested in private equity, or

•

it is a closed-end or open-end investment company that invests primarily in private equity investments, listed private equity funds or listed private equity fund-of-funds.

The Fund invests in publicly listed financial institutions and investment vehicles whose primary business is private equity investing. This includes mezzanine debt, venture capital investing, buy-outs, and seed investing in unlisted companies, as well as holding companies that have significant private equity holdings or specialty companies that have a specific private equity core competency. The Fund’s investments may also include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs), investment banks and merchant banking firms.

The Fund will invest primarily in private equity related companies of all sizes traded on stock exchanges in the United States and on foreign stock exchanges (“Universe”). The Universe is not limited by market capitalization and may include large-, mid-, small- and micro- cap companies. The Advisor selects equity securities based on fundamental, bottom up research. These securities consist of common stocks and securities having the characteristics of common stocks, including sponsored and unsponsored ADRs. The Fund will typically hold between 30 and 60 securities at any time; however, from time to time, there may be more or less than this range.

The Fund's strategy is geared towards companies engaged in private equity or supporting the activities of private equity participants that the Fund's investment advisor believes will be able to grow earnings and revenues for long-term stock appreciation. The Advisor attempts to control risk by overall asset allocation, diversification and by conducting valuation analysis to avoid overpayment for a security. The Advisor seeks to diversify across different industries that participate in the private equity sector in order to minimize industry specific risk. The Advisor conducts valuation analysis on a specific security basis in order to determine what the Advisor believes is the true value of a company. This includes, but is not limited to, price-to-earnings ratio analysis and discounted cash-flow analysis. When conducting price-to-earnings ratio analysis, the Advisor compares a specific company to its peers, to the market in general, and to its own historical valuation. The Advisor seeks to assign a value to a specific security and to purchase those securities that have the most attractive disparities between current price and the Advisor’s projected price.

The Advisor generally looks at a three-year investment horizon when initially committing to an equity position and then periodically re-evaluates, which can either shorten or lengthen the time horizon. The Fund will sell a security when the Advisor believes a new opportunity is superior to an existing position, or when the Advisor believes the position has reached its full valuation.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its respective assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund will not be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. The Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective. The Fund's returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Also, an investment in the Fund is not a complete investment program. Below are some specific risks of investing in the Fund.

These risks could adversely affect the net asset value, total return and the value of the Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Fund's Fund Summary section of the Prospectus.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Smaller Capitalization Stock Risk. To the extent the Fund (and the private equity companies in which the Fund invests) invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience. All of these risks are increased when the Fund invests in micro-cap stocks.

Private Equity Company Risk. There are certain risks associated with investing in listed private equity companies which include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs) and other financial institutions and vehicles whose primary business is to invest in, lend to or provide advice to privately held companies. Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs that can limit or negatively impact the performance of the company.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. Depository receipts maintain substantially the same risks as those associated with investments in foreign securities and may be under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities.

Valuation Risk. Stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing only stocks of a particular market cap or industry).

Non-Diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Private Equity Company Risk. The Fund invests primarily in listed private equity companies which include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs) and other financial institutions and vehicles whose primary business is to invest in, lend to or provide advice to privately held companies. Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or in thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt instruments that mature in one year or less. SPACs typically hold 85% to 100% of the proceeds raised from their IPO in trust to be used at a later date for a merger or acquisition. The SPAC must sign a letter of intent for a merger or acquisition within 18 months of the IPO. Otherwise it will be forced to dissolve and return the assets held in the trust to the public stockholders. However, if a letter of intent is signed within 18 months, the SPAC can close the transaction within 24 months. In addition, the target of the acquisition must have a fair market value that is equal to at least 80% of the SPAC’s assets at the time of acquisition and a majority of shareholders voting must approve this combination with no more than 20% of the shareholders voting against the acquisition and requesting their money back. When a deal is proposed, a shareholder can stay with the transaction by voting for it or elect to sell his shares in the SPAC if voting against it. SPACs are more transparent than private equity as they may be subject to certain SEC regulations, including registration statement requirements under the Securities Act of 1933 and 10-K, 10-Q and 8-K financial reporting requirements. Since SPACs are publicly traded, they provide limited liquidity to an investor (i.e. investment comes in the form of common shares and warrants which can be traded). Other than the risks normally associated with IPOs, SPACs’ public shareholders' risks include limited liquidity of their securities (as shares are generally thinly traded), loss of 0-15% of their investments (resulting from the SPACs operating costs) if no deals are made and lack of investment diversification as assets are invested in a single company.

Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition to the foreign risk a Fund is exposed to through direct investments, some of the underlying funds may have a greater exposure to foreign risk through their direct investments, which would further expose the Funds to this risk.

Depositary Receipts. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in the U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Turnover Risk .  The Fund may have higher than average portfolio turnover, which may result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Portfolio Holdings Disclosure Policies

A description of the Fund’s policies regarding disclosure of the securities in the Fund's portfolio is found in the Statement of Additional Information and on the Fund's website at www.VRMFunds.com.

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The Fund calculates its net asset value ("NAV") per share as of the close of regular trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time ("ET"). Each day's NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchase orders received in "proper form" by the Fund’s transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. ET. When that happens, purchase orders received after the NYSE closes will be effective the following business day. To be in "proper form," the purchase order must include:

•

Fund name and account number;

•

Account name(s) and address;

•

The dollar amount or number of shares you wish to purchase.

Multiple Classes

The Fund offers both Class A and Class C shares. Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described below. The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions. Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C shares.

The up-front Class A sales charge and the commissions paid to dealers are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 18 months of purchase.

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge. The Fund’s distributor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent: An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in the Fund, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent. However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation: You may add the current value of all of your existing Fund shares to determine the front-end sales charge to be applied to your current Class A purchase. Only balances currently held entirely at the Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of the Fund’s investments held by the members of your immediately family, including the value of Fund investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase. The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater. The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV. If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

Investments of $1 Million or More: With respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The CDSC for these Class A shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Fund.

Class A Sales Charge Waivers: The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by the Fund’s Advisor or its affiliates; (2) officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Fund’s Advisor or its affiliates and certain employee benefit plans for employees of the Fund’s investment Advisor; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisor; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Fund’s Advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Fund.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available by calling 877-477-7373. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs. The Fund may modify or discontinue these programs at any time. Information about Class A sales charges and breakpoints is available on the Fund’s website at www.VRMfunds.com.

Class C Shares

You can buy class C shares at NAV. Class C shares are subject to a 12b-1 fee of 1.00%, payable to the Advisor or selected dealers. Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Opening an Account

You may purchase shares directly through the Fund’s transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares. If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Fund for the first time, please call toll-free 877-477-7373 to request a Shareholder Account Application. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Fund’s transfer agent, send the completed Shareholder Account Application and a check payable to the Fund to the following address:

VRM Fund s

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Fund’s transfer agent, at 877-477-7373 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and purchase order are received by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in the Fund is $2,500 for a regular account, $2,500 for an IRA account, or $100 for an automatic investment plan account. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund’s transfer agent to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Fund at 877-477-7373.

1Additional Investments

The minimum subsequent investment in the Fund is $50. You may purchase additional shares of the Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account. To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be made. You may revoke your election to make automatic investments by calling 877-477-7373 or by writing to the Fund at:

VRM Fund s

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

2Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell to any person. If your wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that the Fund significantly invests in small or mid-capitalization equity securities or derivative investments, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy applies uniformly to all Fund shareholders. The Board of Trustees has also adopted a redemption fee for the Listed Private Equity Plus Fund due to the nature of the securities in which the Fund invests. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

2

HOW TO REDEEM SHARES

You may redeem your shares on any business day. Redemption orders received in proper order by the Fund’s transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day's NAV. Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Fund may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail. You may redeem any part of your account in the Fund at no charge by mail. Your request, in proper form, should be addressed to:

VRM Fund s

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 877-477-7373 if you have questions. At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account in the Fund by calling the transfer agent at 877-477-7373. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Redemption Fee. Shareholders in the Listed Private Equity Plus Fund who redeem shares within 30 days of their purchase will be assessed a redemption fee of 2.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Listed Private Equity Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact, and other costs associated with short-term money movement in and out of the Fund. Any applicable CDSC is described in the section of the Prospectus titled “How to Buy Shares.”

Additional Information. If you are not certain of the requirements for redemption please call the transfer agent at 877-477-7373. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

1

DISTRIBUTION PLANS

The Fund has adopted distribution and service plans under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution and/or service fees in connection with the distribution of its Class A and Class C shares and for services provided to shareholders. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under the Fund’s Plan related to the Class A Shares, the Fund incurs an annual fee of up to 0.50% of the average daily net assets of the Fund’s Class A Shares (the “Class A 12b-1 Fee”) for shareholder services and distribution related expenses .. The Fund is currently paying its Advisor 0.25% of its average daily net assets.

Class C Shares

Under the Fund’s Plan related to the Class C Shares, the Fund incurs an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares.  A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

2

VALUING THE FUND’S ASSETS

The Fund's assets are generally valued at their market value. If market prices are not available or, in the Advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of a Fund's securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short term traders. The Fund may use pricing services to determine market value. The NAV for the Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

3

DIVIDENDS, DISTRIBUTIONS AND TAXES

1Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist of both capital gains and dividend income. The Fund intends to make annual dividend distributions if applicable. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

2Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment.

4

MANAGEMENT OF THE FUND

Advisor

Vista Research and Management, LLC, a New York limited liability company located at 124 Ritch Avenue, Suite A-201, Greenwich, CT 06830 (“Vista” or the “Advisor”) serves as Advisor to the Listed Private Equity Plus Fund. The Advisor was formed in January 2007. Management of the Fund is currently its primary business. Under the terms of the management agreement, Vista Research and Management, LLC is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Portfolio Managers

Steven R. Samson is the President and CEO and Chief Investment Officer of Vista Research and Management, LLC and has held these positions since he founded the company in January 2007.    Mr. Samson has been responsible for the day-to-day management of the Fund since its inception in July 2007. Mr. Samson has 25 years of experience in the mutual fund and alternative investment management industry. Prior to forming Vista, Mr. Samson served as Chief Operating Officer at Al Frank Asset Management, Inc. from July 2005 until January 2007. Mr. Samson was an independent consultant to the asset management industry from December 2004 until June 2005. From February 2002 until November 2004 Mr. Samson served as President and Chief Executive Officer of Alternative Investment Partners, LLC (AIP), and as Chairman of AIP Mutual Funds, Inc. From June 1999 until February 2002, Mr. Samson was President of Kinetics Asset Management, Inc. and Chairman of Kinetics Mutual Funds, Inc. From 1993 to 1999, Mr. Samson was the Managing Director, Global Marketing and Product Management at Chase Global Asset Management and Mutual Funds, the investment adviser to the Chase Manhattan Bank’s family of mutual funds and the Chase Manhattan Vista Funds (offshore). Previously, Mr. Samson was responsible for the Mutual Funds Management Group at The U.S. Trust Company of New York. Mr. Samson began his career as Senior Economist in the Corporate Economist’s Office of the American Express Company, where he later became Director, Corporate Development and Planning. Mr. Samson presently serves on the Investment Company Institute’s (ICI) Research and Small Funds Committees. He previously was a member of the ICI’s International and Marketing Committees and its Bank Affiliated Funds Sub-Committee. Mr. Samson earned a Graduate Fellowship in Economics from the City University of New York.

Luke J. Aucoin serves as Chief Operating Officer and Portfolio Manager for Vista Research and Management, LLC. He has served as the head of research for the Advisor since the Fund’s inception and began co-managing the Fund in June, 2008. Prior to joining Vista, Mr. Aucoin served as the institutional relationship manager with Al Frank Asset Management, Inc. from March 2006 until June 2007. From March 2000 until March 2006, Mr. Aucoin prepared investment analytics material for financial advisors while representing Capital Research and Management and the American Funds. Mr. Aucoin earned a bachelor’s degree in Economics from the University of Southern California and an MBA from the University of California, Irvine’s Paul Merage School of Business.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed and ownership of securities in the Fund.

Advisory Fees

The Fund is authorized to pay the Advisor an annual fee based on its average daily net assets. The advisory fee is paid monthly. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at a certain level.

The following table describes the advisory fee and expense limitation for the Fund.

Advisory Fee	Class A Expense Limitation	Class C Expense Limitation
1.25%	2.24%	2.99%

The Fund’s Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. For the fiscal year ended June 30, 201 1 , the Advisor to the Fund received advisory fees, after waivers, equal to 0. 98 % of the Fund’s average net assets. A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with Vista Research and Management, LLC for the Fund is available in the Trust's annual report to shareholders for the period ended June 30, 201 1 ..

5

6

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal periods ended June 30 ha ve been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Listed Private Equity Plus Fund	Class A

	For the Year		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended
	June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008*

Net Asset Value, Beginning of Year/Period	$3.65		$3.66		$6.85		$10.00

Investment Operations:
Net investment income (a)	-	(b)	0.02		0.06		0.10
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	1.31		0.12		(3.21)		(3.24)
Total from investment operations	1.31		0.14		(3.15)		(3.14)

Distributions from:
Net investment income	(0.18)		(0.15)		(0.04)		(0.01)
Total from distributions	(0.18)		(0.15)		(0.04)		(0.01)

Paid in capital from redemption fees	-	(b)	-	(b)	-	(b)	-

Net Asset Value, End of Year/Period	$4.78		$3.65		$3.66		$6.85

Total Return (c)	36.00%		3.16%	(d)	(45.77)%		(31.39)%	(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$13,463		$11,478		$3,792		$746

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.51%	(f)	2.99%	(f)	9.73%		13.75%	(g)
After fees waived and expenses absorbed	2.25%	(f)	2.25%	(f)	1.99%		1.99%	(g)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.24)%	(f)	(0.25)%	(f)	(6.04)%		(10.55)%	(g)
After fees waived and expenses absorbed	0.02%	(f)	0.49%	(f)	1.70%		1.21%	(g)

Portfolio turnover rate	174.95%		194.79%		101.45%		36.43%	(e)

(a)			Net investment income per share is based on average shares outstanding.
(b)			Less than $0.01 per share.
(c)			Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)			Class A shares’ total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading errors. This item had no effect on total return.
(e)	Not annualized.
(f)			The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(g)	Annualized.

* The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.

	Listed Private Equity Plus Fund	Class C

		For the Year		For the Year		For the Year		For the Period
		Ended		Ended		Ended		Ended
		June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008*

Net Asset Value, Beginning of Year/Period		$3.63		$3.65		$6.80		$10.06

Investment Operations:
	Net investment income (loss)(a)	(0.04)		-	(b)	(0.05)		0.07
	Net realized and unrealized gain (loss) on
	investments and foreign currency transactions	1.30		0.12		(3.09)		(3.32)
	Total from investment operations	1.26		0.12		(3.14)		(3.25)

Distributions from:
	Net investment income	(0.15)		(0.14)		(0.01)		(0.01)
	Total from distributions	(0.15)		(0.14)		(0.01)		(0.01)

Paid in capital from redemption fees		-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, End of Year/Period		$4.74		$3.63		$3.65		$6.80

Total Return (d)		34.83%		2.68%	(e)	(46.13)%		(32.32)%	(f)

Ratios/Supplemental Data
	Net assets, end of year/period (in 000’s)	$1,530		$1,070		$109		$129

Ratio of expenses to average net assets:
	Before fees waived and expenses absorbed	3.26%	(g)	3.74%	(g)	10.46%		14.52%	(h)
	After fees waived and expenses absorbed	3.00%	(g)	3.00%	(g)	2.74%		2.74%	(h)

Ratio of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed	(0.99%)	(g)	(0.72)%	(g)	(8.93)%		(10.83)%	(h)
	After fees waived and expenses absorbed	(0.73%)	(g)	0.02%	(g)	(1.21)%		0.95%	(h)

	Portfolio turnover rate	174.95%		194.79%		101.45%		36.43%	(f)

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Net investment income resulted in less than $0.01 per share.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(e)	Class C shares’ total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading errors. This item had no effect on total return.
(f)	Not annualized.
(g)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(h)	Annualized.

* The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Page 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Mutual Fund Series Trust does not jointly market .

1

2

FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Fund at 877-477-7373 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information from the Fund’s internet site at www.vrmfunds.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21872

1

SMH Representation Trust

SMHRX

PROSPECTUS

NOVEMBER 1, 2011

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FUND SUMMARY-SMH REPRESENTATION TRUST

1

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT

STRATEGIES AND RELATED RISKS

6

HOW TO BUY SHARES

10

HOW TO REDEEM SHARES

12

DISTRIBUTION PLAN

14

VALUING THE FUND’S ASSETS

14

DIVIDENDS, DISTRIBUTIONS AND TAXES

15

MANAGEMENT OF THE FUND

15

FINANCIAL HIGHLIGHTS

17

PRIVACY NOTICE

19

FOR MORE INFORMATION

20

FUND SUMMARY-SMH REPRESENTATION TRUST

Investment Objective: The Fund seeks to provide a high level of current income with capital appreciation as a secondary objective.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Redemption Fee (Wire Transfer Fee)

$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees

0.55%

Distribution and/or Service (12b-1) Fees

0.00%

Other Expenses

0. 25%

Acquired Fund Fees and Expenses1

0.01%

Total Annual Fund Operating Expenses

     0 .. 8 1%

Fee Waivers and Expense Reimbursement2

- 0 .. 8 0%

Total Annual Fund Operating Expenses

     After Fee Waivers and Expense Reimbursement

0.01%

1 The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2The Advisor has contractually agreed to waive all fees and/or reimburse all ordinary expenses of the Fund through October 31, 2013 and intends to continue to waive fees and reimburse expenses as long as the Fund is used exclusively for “wrap account” programs.  The expense limitation agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR
1	$1
3	$ 93
5	$ 287
10	$ 848

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal period ended June 30, 201 1 was 61.17%.

2Principal Investment Strategies

The Fund invests in a non-diversified group of low-quality, high yield U.S. corporate bonds, convertible securities and asset-backed securities.  The Fund may invest without limitation in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds).  The Fund may also invest in corporate issues that have defaulted.  Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume.  While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.  The Fund seeks capital appreciation from selling securities above the purchase price.  Bonds may appreciate in value through an improvement in credit quality among other reasons.

To select the securities in which to invest, the Advisor conducts fundamental credit research on each issuer.  Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund invests primarily in, and will choose its investments from, the following types of securities:

• Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.
• Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders.
• Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

•

Asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).

• Collateralized Mortgage Obligations (CMOs). CMOs are a specific type of asset backed securities that are collateralized by mortgages or mortgage pass-through securities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

1Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Asset-Backed Security Risk.  When the Fund invests in asset-backed securities, including mortgage-backed securities and CMOs, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk may be substantial for the Fund (the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return).

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk.  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Prepayment Risk.  During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates.  Prepayment may shorten the effective maturities of these securities and the Fund may have to reinvest at a lower interest rate.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

U.S. Agency Securities Risk. The Fund may invest in Securities issued by the U.S. government or its agencies or instrumentalities. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Performance: Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 866-447-4228.

Advisor: SMH Capital Advisors, Inc. serves as the Fund’s investment advisor (the “Advisor”).

Portfolio Managers: Jeffrey Cummer , President and Senior Portfolio Manager, Dwayne Moyers , CIO and Senior Portfolio Manager, and Morgan Neff, Portfolio Manager and Head Trader, serve as the Fund’s Portfolio Managers.    Mr. Cummer and Mr. Moyers have served the Fund in this capacity since the Fund commenced operations in 2010. Mr. Neff has served the Fund in this capacity since October 2011.

Purchase and Sale of Fund Shares:  To invest in the Fund, you must be a participant in a “wrap account” program sponsored by the Advisor, its affiliates, or a broker dealer that has an agreement with the Advisor. The minimum initial investment in the Fund is $10,000. The minimum subsequent investment in the Fund is $1,000.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA a 401(k) plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

2

3

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

1Investment Objective

The Fund seeks to provide a high level of current income with capital appreciation as a secondary objective.

The investment objective of the Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change the Fund's investment objective, shareholders will be given 60 days advance notice.

2Principal Investment Strategies

The Fund invests in a non-diversified portfolio of low-quality, high yield U.S. corporate bonds, convertible securities and asset-backed securities.  The Fund may invest without limitation in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds).  The Fund may also invest in corporate issues that have defaulted.  Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume.  While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.  The Fund seeks capital appreciation from selling securities above the purchase price.  Bonds may appreciate in value through an improvement in credit quality among other reasons.

To select the securities in which to invest, the Advisor conducts fundamental credit research on each issuer.  Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund invests primarily in, and will choose its investments from, the following types of securities:

• Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.

•

Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders. Preferred stock has a superior claim on the issuer’s income and assets relative to common stock but a lower claim on assets than corporate bondholders.

• Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

•

Asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the underlying loans transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund does not intend to invest in sub-prime mortgage backed securities.

•

Collateralized Mortgage Obligations (CMOs). CMOs are a specific type of asset backed securities that are collateralized by mortgages or mortgage pass-through securities. When CMOs are created, the rights to receive principal and interest payments on the underlying mortgages are divided up to create short, intermediate and long-term CMO bonds. These rights are delegated and divided among the various maturity structures of the CMOs based on assumptions made by the creators concerning the timing of cash flows on the underlying mortgages, including expected prepayment rates.

1

2The Fund is non-diversified under the 1940 Act. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

2

Temporary Defensive Positions

3

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although the Fund would do this only in seeking to avoid losses, the Fund will not be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.  The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

1Principal Investment Risks

All mutual funds carry a certain amount of risk.  The Fund's returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.

The following summarizes the principal risks of the Fund.  These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Fund's Fund Summary section of the Prospectus.

Asset-Backed Security Risk.  When the Fund invests in asset-backed securities, including mortgage-backed securities and CMOs, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.  In addition, changes in interest rates affect that value of these securities. Some mortgage-backed securities may be structured so that they may be particularly sensitive to changes in interest rates; and investment in mortgage-related securities are subject to special risks if the issuer of the security prepays the principal prior to the security's maturity (including increased volatility in the price of the security and wider fluctuations in response to interest rates).   If the security is backed by sub-prime mortgages, there is a greater risk that the Fund may lose money.

Convertible Securities Risk.  Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities.  If a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk).  Such securities may also include “Rule 144A” securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Management Risk.  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. The Fund is non-diversified under the 1940 Act. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Portfolio Holdings Disclosure Policies

A description of the Fund’s policies regarding disclosure of the securities in the Fund’s portfolios is found in the Statement of Additional Information and on the Fund’s website at www.SMHCA.com/SMHRX.

HOW TO BUY SHARES

Who May Purchase the Fund

Shares of the Fund may only be purchased by or on behalf of clients of “wrap account” programs sponsored by the Advisor, its affiliates, or a broker dealer that has an agreement with the Advisor.  The Fund intends to redeem shares held by or on behalf of any shareholder who ceases to be an eligible investor as described above and, by purchasing shares, each investor agrees to such redemption.

Purchasing Shares

In most cases, purchase and redemption orders are effected based on instructions from the “wrap account” program sponsor (in its capacity as advisor or sub-advisor to the account) to the broker dealer who executes trades for the account. Shares may be purchased or redeemed on any business day.  This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The Fund calculates its net asset value (“NAV”) per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”).  The Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchase orders received in “proper form” by the Fund’s transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. ET.  When that happens, purchase orders received after the NYSE closes will be effective the following business day.  To be in “proper form,” the purchase order must include:

•

Fund name and account number;

•

Account name(s) and address;

•

The dollar amount or number of shares you wish to purchase.

Opening an Account

Shares must be purchased through a “wrap account” program sponsor or a broker dealer designated by such sponsor.  The sponsor or broker dealer acting on behalf of an eligible account must submit an order through the Fund’s transfer agent (1-866-447-4228) or through a brokerage firm or other financial institution that has agreement to sell Fund shares.  The transfer agent credits shares to an account maintained on your behalf by the sponsor or broker dealer.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or a Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

Wire orders will be accepted only on a day on which the Fund’s custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in the Fund is $10,000.   The minimum subsequent investment is $1,000. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.

1Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Fund.

The Fund has authorized certain broker dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that the Fund significantly invests in small or mid-capitalization equity securities or derivative investments, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive.  This policy applies uniformly to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

2

HOW TO REDEEM SHARES

The “wrap account” program sponsor or broker dealer acting on behalf of an eligible account must submit a redemption order through the Fund’s transfer agent (1-866-447-4228) or through a brokerage firm or other financial institution that has an agreement with the Fund. Shares may be redeemed on any business day.  Redemption orders received in proper order by the Fund’s transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s NAV.  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Fund may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in the Fund at no charge by mail.  Your request, in proper form, should be addressed to:

SMH Representation Trust

c/o Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-866-447-4228 if you have questions.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone.  You may redeem any part of your account in the Fund by calling the transfer agent at 1-866-447-4228.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 1-866-447-4228.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

DISTRIBUTION PLAN

The Fund has adopted a distribution and service plan under Rule 12b-1 of the 1940 Act that, if activated by the Fund, will allow the Fund to pay distribution and/or service fees in connection with the distribution of its shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

If activated, under the Fund's Plan, the Fund will incur an annual fee of up to 0.50% of the average daily net assets of the Fund’s Shares (the “12b-1 Fee”) for shareholder services and distribution related expenses ..  As of the date of this Prospectus, the Rule 12b-1 Plan has not been activated and the Fund has no present intention to activate the Rule 12b-1 Plan.

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VALUING THE FUND’S ASSETS

The Fund’s assets are generally valued at their market value.  If market prices are not available or, in the advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the advisor will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the advisor may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of a Fund’s securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders.  The Fund may use pricing services to determine market value.  The NAV for a Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

2

DIVIDENDS, DISTRIBUTIONS AND TAXES

1Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.  The Fund expects that its distributions will consist of both capital gains and dividend income.  The Fund intends to make quarterly dividend distributions if applicable. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carryforwards) annually.
2Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment.

3

MANAGEMENT OF THE FUND

1Advisor

SMH Capital Advisors, Inc. (“SMH CA ”) a Texas corporation located at 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109, is it the investment advisor to the Fund. SMH CA is an investment management firm serving institutions and individuals. As of June 30 , 20 11 , SMH CA had approximately $1.6 billion in assets under management.  In addition to serving as advisor, SMH CA serves high net worth individuals, pension and profit sharing plans and charitable organizations. SMHCA is a wholly owned subsidiary of The Edelman Financial Group, Inc., formerly Sanders Morris Harris Group, Inc.

Jeffrey Cummer , Dwayne Moyers and Morgan Neff , as portfolio managers, are jointly and primarily responsible for the day-to-day management of the Fund’s portfolios. In addition, SMH CA is responsible for maintaining certain transaction and compliance related records of the Fund.

Portfolio Managers

Jeffrey A. Cummer, President and Senior Portfolio Manager , Fort Worth Division

Jeffrey A. Cummer, CFP, has served as President of SMH CA since December 2008 and served as President of the Fort Worth Division from October 2000 to December 2008. He has also served as Senior Portfolio Manager of SMH CA and its predecessors since 1989 with responsibility for portfolio design, portfolio management and risk/return disposition of the SMH CA portfolios. He has served as portfolio manager of the Fund since its inception. Under the direction of Mr. Cummer, SMH CA has increased its asset base over the past 14 years from $70 million to more than $1.5 billion (as of December 31, 2009). Mr. Cummer, born in 1957 in Madison, Wisconsin, is a graduate of the University of Illinois with a bachelor’s degree in finance and risk management and has a masters degree in Science from the University of London Centre for Financial & Management Studies. Before forming his own investment firm in 1989, Mr. Cummer served as a Limited Partner with Edward D. Jones & Company. Prior to that, he was a corporate cash manager and financial analyst for the GTE Corporation.

Dwayne Moyers, Chief Investment Officer and Senior Portfolio Manager , Fort Worth Division

Dwayne Moyers has served as Senior Vice President of SMH CA since October 2000.  He has been a Senior Portfolio Manager and the Chief Investment Officer at SMH CA and its predecessors since 1991 with responsibility for research and the investment selection process for the SMH portfolios.  He has served as portfolio manager of the Fund since its inception. As portfolio manager and Chief Investment Officer, Dwayne Moyers has helped grow client assets at SMH CA .. Mr. Moyers was born in 1968 in Fort Worth, Texas. Before teaming with Mr. Cummer, Mr. Moyers was a credit analyst with the Tandy Corporation. In 1991, he joined SMH CA as a portfolio manager. He became Chief Investment Officer and Senior Portfolio Manager in 1995. He holds a bachelor’s degree in business administration from the University of Texas at Arlington.

Morgan Neff, Portfolio Manager and Head Trader, Fort Worth Division

Morgan Neff joined SMHCA in 2003 as SVP and Head Trader. In 2009 he was made Portfolio Manager and Head Trader. He has served as portfolio manager of the High Income and Total Return Income Funds since October 2011. As Portfolio Manager, Mr. Neff’s responsibilities include research and credit analysis, day-to-day portfolio management, investment origination and financial modeling. In conjunction with the rest of the portfolio management team, Mr. Neff stays abreast of current market and company news that may affect positions in the portfolios or those that are under consideration. As Head Trader, Mr. Neff is responsible for effectively coordinating best execution for all the investment strategies under SMHCA.  Mr. Neff holds a bachelor degree in business administration from the University of Texas at Arlington.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed and ownership of securities in his managed Fund.

Advisory Fees

The Advisor has agreed to waive all of its advisory fees through October 31, 2013.  If the Advisor were not waiving all of its fees, the Fund would pay the Advisor an annual fee of 0.55% of its average daily net assets. The Advisor has contractually agreed to reimburse all ordinary fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) through October 31, 2013.

The Fund will not charge any fees or expenses (other than the indirect costs of investing in other funds).  The Advisor will waive all advisory fees to the Fund and will absorb all the expenses of operating the Fund.  The Fund is an integral part of one or more “wrap account” programs. Participants in these programs pay a wrap fee to the sponsor of the program and the sponsor compensates the Advisor.  You should read carefully the “wrap account” program brochure provided to you by the sponsor or your investment advisor.

The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with the Fund is available in the Fund’s annual report to shareholders for the period ended June 30, 201 1 ..

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for the fiscal period s ended June 30 ha ve been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

	For the	For the
	Year Ended	Period Ended
	June 30, 2011	June 30, 2010 (1)

Net Asset Value, Beginning of Year/Period	$10.03	$10.00

Investment Operations:
Net investment income	0.97	0.08
Net realized and unrealized gain on investments	0.88	0.03
Total from investment operations	1.85	0.11

Distributions from:
Net investment income	(0.98)	(0.08)
Net realized gains	(0.18)	-
Total from distributions	(1.16)	(0.08)

Net Asset Value, End of Year/Period	$10.72	$10.03

Total Return (a)	18.73%	1.14%

Ratios/Supplement Data
Net assets, end of year/period (in 000’s)	$66,801	$63,498

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.80%	1.50%(b)
After fees waived and expenses absorbed	0.00%	0.00%(b)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	8.09%	7.21%(b)
After fees waived and expenses absorbed	8.89%	8.71%(b)

Portfolio turnover rate	61.17%	6.66%(c)

(1) The SMH Representation Trust commenced operations on May 24, 2010.

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investors would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(b) Annualized.

(c) Not annualized.

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Page 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Mutual Fund Series Trust does not jointly market .

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected each Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Fund at 1-866-447-4228 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information at www.smhca.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21872

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2011

AmericaFirst Quantitative Strategies Fund

Class A: AFIAX  Class C: AFISX

AmericaFirst Absolute Return Fund

Class A: ABRFX  Class U: ABRUX  Class I: ABRWX

AmericaFirst Income Trends Fund

Class A: AFPAX  Class U: AFPUX  Class I: AFPIX

AmericaFirst Defensive Growth Fund

Class A: DGQAX  Class U: DGQUX  Class I: DGQIX

630 Fitzwatertown Road, Building A, 2nd Floor,

Willow Grove, PA 19090

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the AmericaFirst Quantitative Strategies Fund, AmericaFirst Absolute Return Fund, AmericaFirst Income Trends Fund and AmericaFirst Defensive Growth Fund (each a “Fund” and together the “Funds”) dated November 1, 2011 (“Prospectus”). The Funds are separate series of the Mutual Fund Series Trust, formerly known as Catalyst Funds (“Trust”), an open-end management company organized as an Ohio business trust.  This SAI is incorporated in its entirety into the Prospectus.  The Funds’ Annual Report to Shareholders dated June 30, 201 1 ha s been incorporated by reference into this SAI..  Copies of the Prospectus and the Annual Report to Shareholders may be obtained at no charge from the Funds by writing to the above address or calling 877-217-8363.

The AmericaFirst Funds	1
Investment Restrictions	1
Other Investment Policies	2
Additional Information about Investments and Risks	2
Disclosure of Portfolio Holdings	25
Trustees and Officers	27
Principal Shareholders	31
Advisor	36
Code of Ethics	40
Transfer Agent, Fund Accounting Agent and Administrator	40
Custodian	41
Independent Registered Public Accounting Firm	41
Counsel	41
Distributor	41
Proxy Voting Policy	43
Portfolio Turnover	44
Portfolio Transactions	44
Purchase and Redemption of Shares	47
Reduction of Up-Front Sales Charge on Class A and Class U Shares	48
Waivers of Up-Front Sales Charge on Class A and Class U Shares	49
Net Asset Value	49
Tax Information	50
Investments In Foreign Securities	50
Backup Withholding	51
Foreign Shareholders	51
Financial Statements	51
Appendix A
Appendix B

i

THE AMERICAFIRST FUNDS

Mutual Fund Series Trust  (“the Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on February 27, 2006. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. There are currently several other series (or funds) of the Trust, and additional series (or funds) may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time. The AmericaFirst Quantitative Strategies Fund (the “Quantitative Strategies Fund”), AmericaFirst Absolute Return Fund (the “Absolute Return Fund”), AmericaFirst Income Trends Fund (the “Income Trends Fund”) and AmericaFirst Defensive Growth Fund (the “Defensive Growth Fund”) are each separate diversified series of the Trust.  The Quantitative Strategies Fund commenced operations on September 28, 2007, the Absolute Return Fund commenced operations on February 26, 2010 , the Income Trends Fund commenced operations on July 1, 2010 and the AmericaFirst Defensive Growth Fund commenced operations on May 23, 2011 ..  Prior to November 3, 2008, the AmericaFirst Quantitative Strategies Fund was known as the AmericaFirst Income Strategies Fund.

The Trust does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of that series and is entitled to such dividends and distributions out of income belonging to the applicable class of that series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any class of a series are borne by that class, and thus the net asset values per share of the classes may differ. There can be no assurance that a series will grow to an economically viable size, in which case the Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.   No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Each Fund offers multiple classes of shares:  Class A and Class C Shares for the Quantitative Strategies Fund and Class A, Class U and Class I Shares for the Absolute Return Fund, Income Trends Fund and Defensive Growth Fund.  Each share class represents an interest in the same assets of the respective Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

AmericaFirst Capital Management, LLC (“AFCM” or the “Advisor”), acts as advisor to the Funds.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Funds and cannot be changed unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of a Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of a Fund.

As a matter of fundamental policy, the Funds may not:

(a)

borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(b)

issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c)

engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(d)

purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Funds reserve freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities;

(e)

purchase physical commodities or forward contracts relating to physical commodities;

(f)

make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund’s investment objective and policies may be deemed to be loans;

(g)

invest 25% or more of its total assets in a particular industry or group of related industries other than other investment companies. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Funds:

(a)

The Funds will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  Rule 144A securities with registration rights are not considered to be illiquid;

(b)

The Funds will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques;

(a)

The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with permitted borrowings.  The Funds will not mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the Fund shall maintain asset coverage of 300% of all borrowing.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation;

(b)

The Funds will not purchase any security while borrowings (including reverse repurchase transactions) representing more than one third of its total assets are outstanding.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of the Funds, the following policies supplement the investment objective and policies of the Funds as set forth in the Prospectus.

Common Stocks. The Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Fund may also invest in warrants and rights related to common stocks.

Investments in Small and Unseasoned Companies.  Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management.  In addition, they often face competition from larger or more established firms that have greater resources.  Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.  To dispose of these securities, the Fund may need to sell them over an extended period or below the original purchase price.  Investments by the Fund in these small or unseasoned companies may be regarded as speculative.

Securities of Other Investment Companies. The Fund may invest in securities issued by other investment companies. The Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC rule or exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the "5% Limitation"); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the "10% Limitation"); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Fund s may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

The Fund s intend to rely on Section 12(d)(1)(G) and Rule 12d1-2 under the Investment Company Act of 1940 to invest in other investment companies (including registered unit investment trusts) beyond the above-described limits to the extent the other investment companies (including registered unit investment trusts) are members of the same group of investment companies.

Exchange Traded Funds.  The Fund may invest in a range of exchange-traded funds ("ETFs").  An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day.  Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies, see "Securities of Other Investment Companies" above.

When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF. These risks could include those associated with small companies, illiquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.  ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may be more heavily invested will vary.

To offset the risk of declining security prices, the Funds may invest in inverse ETFs.  Inverse ETFs are funds designed to rise in price when stock prices are falling.    Inverse ETF index funds seek to provide investment results that will match the inverse of the performance of a specific benchmark on a daily basis.  For example, if an inverse ETFs current benchmark is the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 5%). Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  However, the Funds will not invest in inverse ETFs that employ leverage.

Under the 1940 Act, the Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless: (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies to invest in the various series of the iShares Trust and iShares, Inc. (“iShares Funds”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Fund may seek to qualify to invest in iShares Funds in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating its investments in the manner that the Fund’s advisor, considers optimal, or cause the Fund to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”) as an alternative. The Fund may also invest in Other Investment Companies or Stock Baskets when the advisor believes they represent more attractive opportunities than similar ETFs. The Fund’s investments in Other Investment Companies will be subject to the same 3% Limitation described above.

Closed-End Investment Companies.  The Fund may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below.  The Fund, together with any company or companies controlled by the Fund, and any other investment companies having a sub-adviser as an investment adviser, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of that fund’s shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. The Fund may also invest in preferred shares of closed-end funds.

An investor in the Fund should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through the Fund he will bear not only his proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds.  An investor may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds.

Options on Securities. The Fund may purchase put options only on equity securities (including securities of ETFs) held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an “over-the-counter” transaction). The Fund may write (sell) “covered” call options and purchase options in a spread to hedge (cover) written options, and to close out options previously written by it.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer (seller) of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security upon exercise of a call option subject to the Options Clearing Corporation (“OCC”), a writer is required to deposit in escrow the underlying security or other assets in accordance with the OCC rules.

The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

The Fund may write only call options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying security or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that security, In addition, the Fund will not permit the call to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to the Fund by the purchaser of the option is the “premium.”  The Fund’s obligation as the writer of a call option to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do unless the Fund arranges to have its Custodian segregate sufficient cash or liquid assets as described above), but capable of enhancing the Fund’s total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when the Fund may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security, cash or other liquid assets covering the call will be maintained either in a segregated status by the Fund’s Custodian or on deposit in escrow in accordance with the OCC rules.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value which is the mean of the closing bid and asked prices, after closing rotation is completed (i.e., after such closing prices are computed, currently at 4:02 p.m. and 4:15 p.m., depending on the type of contract), the closing prices as of the time at which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange).  The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot effect such a closing transaction, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to the Fund, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option.  It is possible that the cost of effecting a closing transaction may be greater than the premium received by the Fund for writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

In order to write a call option, the Fund is required to comply with the OCC rules and the rules of the various exchanges with respect to collateral requirements.

The Fund may also purchase put options so long as they are listed on an exchange. If the Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a stock that the advisor feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put option’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put option’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Fund may write put options on a fully covered basis on a stock the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. If the Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to the Fund by the purchaser of the option is the “premium.” The Fund’s obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, that is not covered by the Fund’s having an immediate and absolute right to sell such securities, it will segregate with its Custodian, or pledge to a broker as collateral any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier, which will be adjusted daily to the option’s current market value.

The Fund may purchase a call option or sell a put option on a stock (including securities of ETFs) it may purchase at some point in the future. The purchase of a call option or sale of a put option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will normally not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If the Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by the Fund to the seller of the call option is known as the “premium.” If during the period of the option the market price of the underlying security remains at or below the exercise price, the Fund will be able to purchase the security at the lower market price. The profit or loss the Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.   If, during the period of the call option, the market price for the underlying security is at or below the call option’s strike price, the call option will expire worthless, representing a loss of the price the Fund paid for the call option, plus transaction costs.

Stock Index Options. Except as described below, the Fund will write call options on stock indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts or the Fund arranges with its Custodian to segregate cash or other liquid assets equal in value to the exercise liability of the call option adjusted daily to the option’s current market value. When the Fund writes a call option on a broadly-based stock market index, it will segregate with its custodian, and/or pledge to a broker as collateral for the option, any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated or pledged falls below 100% of the current stock index value times the multiplier times the number of contracts, the Fund will so segregate and/or pledge an amount in cash or other liquid assets or securities equal in value to the difference. However, if the Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities (including common stocks) in a segregated account with the Custodian, it will not be subject to the requirements described in this section.

Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer.  Although the Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call or put option writer, is unable to effect an offsetting closing transaction in a secondary market, and does not arrange with its Custodian to segregate cash or other liquid assets equal in value to the Fund’s exercise liability of the option adjusted daily to the option’s current market value, it will, for a call option it has written, not be able to sell the underlying security until the call option expires and, for a put option it has written, not be able to avoid purchasing the underlying security until the put option expires.

Risks of Options on Stock Indexes. The Fund’s purchase and sale of options on stock indexes will be subject to risks described above under “Risks of Transactions in Stock Options.” In addition, the distinctive characteristics of options on stock indexes create certain risks that are not present with stock options.

Since the value of a stock index option depends upon the movements in the level of the stock index, rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes is subject to the advisor’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires skills and techniques different from predicting changes in the price of individual stocks.

Stock index prices may be distorted if trading of certain stocks included in the stock index is interrupted. Trading in the stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the stock index. If this occurred, the Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the policy of the Fund to purchase or write options only on stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the stock index, for example, the S&P 100 or S&P 500 index option.

Trading in stock index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional stock index option contracts have been introduced, including options on industry stock indexes. Although the markets for certain stock index option contracts have developed rapidly, the markets for other stock index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all stock index option contracts. The Fund will not purchase or sell stock index option contracts unless and until, in the advisor’s opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Fund is permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, or (c) to manage the duration of a portfolio’s fixed income investments.

Hedging activity in the Fund may include buying or selling (writing) put or call options on stocks, shares of exchange traded funds (“ETFs”) or stock indexes, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures.  The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. The Fund may hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk and they cannot be for speculation.

The Fund may engage in transactions in futures contracts and options on futures contracts.  The Fund may purchase and sell futures contracts and options thereon only to the extent that such activities are consistent with the requirements of General Regulations Section 4.5 (“Rule 4.5”) promulgated under the Commodity Exchange Act, as amended (the “CEA”), by the Commodity Futures Trading Commission (the “CFTC”), under which the Fund is excluded from the definition of a “commodity pool operator.”  Under Rule 4.5, as amended effective August 8, 2003, the Fund may engage in futures transactions without limitation, if the Fund (1) makes the following disclosures in writing to each participant, whether existing or prospective; (2) submits to such special calls as the CFTC may make to require the Fund to demonstrate compliance with Rule 4.5(c); and (3) files a notice of eligibility under Rule 4.5 with the National Futures Association (“NFA”).  As required by Rule 4.5, shareholders are hereby notified that each advisor, which have each claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.  The Fund has filed under Rule 4.5 with the NFA the requisite notice of eligibility, or a supplemental notice of eligibility to its previously filed notice of eligibility to complete or accurately update such notice.

Convertible Securities. The Fund may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Preferred Stock. The Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Warrants. The Fund may invest in warrants. The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

United States Government Obligations. The Fund may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Fund may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.  See “Foreign Investment Risk.”

Bank Obligations. The Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments will be in bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the advisor acting as agent, for no additional fee, in its capacity as advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor.  Master Notes typically are not rated by credit rating agencies.

The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). The Fund may also invest in commercial paper that is not rated but is determined by the advisor, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality.

Other Fixed Income Securities. Other fixed income securities in which the Fund may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities.

The Fund may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act).

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. These notes must satisfy the same quality standards as commercial paper investments. Unrated variable and floating rate notes purchased by the Fund must be determined by the advisor under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Investments. The Fund may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, and exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Fund to currency fluctuation risks.

Depositary Receipts. The Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets. The Fund may invest in securities of issuers located in “emerging markets” (lesser developed countries located outside of the U.S.) or ETFs or other investment companies that invest in emerging market securities. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Brady Bonds. The Fund may invest in “Brady Bonds,” which are issued by certain Latin American countries in connection with restructurings of their debt. The Brady Bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Brady Bonds do not have a long payment history and, due to the loan default record for Latin American public and private entities, may be considered speculative investments. They may be collateralized or uncollateralized and are issued in various currencies. They are actively traded in the over-the-counter secondary market for debt of Latin American issuers.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Fund until settlement. The Fund will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund’s total assets, less liabilities other than the obligations created by these commitments.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the advisor, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Advisor, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by the Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect the Fund’s ability to sell securities at their fair value. The Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of the Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in the Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A description of the quality ratings of certain Nationally Recognized Statistical Rating Organizations (NSRSOs) is contained in Appendix A.

Zero Coupon Securities. The Fund may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. The Fund anticipates that it will not normally hold zero coupon securities to maturity. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by the Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Futures Contracts. The Fund may invest in futures contracts and options thereon (stock index futures contracts, interest rate futures contracts or currency futures contracts or options thereon) to hedge or manage risks associated with the Fund’s securities investments.  When a futures contract is executed, each party deposits with a futures commission merchant (“FCM”) or broker (“Custodian”), or in a segregated custodial account, a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the FCM or broker or segregated custodial account. In the case of options on futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in the futures contract and related margin account.  If the option is exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index, interest rate or currency price, as applicable, on the expiration date is delivered.

As required by the 1940 Act, the Fund may purchase or sell futures contracts or options thereon only if the Fund’s liability for the futures position is “covered” by an offsetting position in a futures contract or option thereon, or by the Fund’s segregating liquid assets equal to the Fund’s liability on the futures contract or option thereon, which are adjusted daily to equal the current market value of Fund’s liability on the futures contract or option thereon.  To enter into a futures contract, an amount of cash, U.S. Government securities, or other liquid securities or assets, equal to the market value of the futures contract, is segregated with the Custodian and/or in a margin account with a FCM or broker, and this amount of cash or cash equivalents is adjusted daily to the current market value of the futures contract to collateralize the position and thereby ensure that the use of such futures is unleveraged.  Alternatively, the Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or other liquid securities or assets.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close positions in futures or options thereon also could have an adverse impact on the Fund’s ability to hedge or manage risks effectively.

Successful use of futures by the Fund is also subject to the advisor’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisor may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Fund. The Fund will purchase or sell futures contracts (or related options thereon) in accordance with the CFTC regulations described above.

Interest Rate Futures. The Fund may purchase an interest rate futures contract as a hedge against changes in interest rates. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Thus, if the Fund holds long-term debt obligations and the advisor anticipates a rise in long-term interest rates, the Fund could, instead of selling its debt obligations, enter into an interest rate futures contract for the sale of similar long-term securities. If interest rates rise, the value of the futures contract would also rise, helping to offset the price decline of the obligations held by the Fund. The Fund might also purchase futures contracts as a proxy for underlying securities that it cannot currently buy.

Stock Index Futures. The Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the advisor anticipates an advance, the Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against the Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities, which may later be purchased in a more advantageous manner.

The Fund’s successful use of stock index futures contracts depends upon the advisor’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund’s portfolio diverges from the composition of the relevant index. In addition, if the Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of the Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to the Fund is theoretically unlimited when the Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

The Fund may write only foreign currency options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency.  The Fund may write put options on a fully covered basis on a currency the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, the Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” above.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect the Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

REITs. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs” “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Structured Securities. The Fund may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. The Fund may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. The Fund may invest in assignments of and participations in loans issued by banks and other financial institutions.

When the Fund purchases assignments from lending financial institutions, the Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in the Fund having a contractual relationship with the lending financial institution, not the borrower. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, the Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

The Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

The Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of the Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by CSAM to be creditworthy.

When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations or Assignments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

Restricted and Illiquid Securities. The Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, the Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. The Fund’s valuation of these securities will reflect relevant liquidity considerations.  Under criteria established by the Fund’s Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

Restricted securities in which the Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the advisor, as liquid and not subject to the investment limitations applicable to illiquid securities.

Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. These transactions permit the Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities.  Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the Advisor deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund’s obligation to repurchase the securities.

Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders’ and custodial fees, including fees to an advisor or its affiliate, in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not lend their securities to any director, officer, employee, or affiliate of an advisor,  the Administrator or Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Short Sales Against The Box. The Fund may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund’s custodian or qualified sub-custodian. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). The Fund may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

The Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Municipal Securities.  Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.  Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax.  Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds.  There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody’s and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

The Fund may invest in "private activity" bonds.  The Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers.  A participation interest gives the Fund an undivided interest in the municipal securities in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal securities.  These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states.  In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

Unit Investment Trusts.  A unit investment trust, commonly referred to as a UIT, is one of three basic types of investment companies.  The other two types are mutual funds and closed-end funds.  A unit investment trust is a registered investment company that buys and holds a generally fixed portfolio of stocks, bonds, or other securities. "Units" in the trust are sold to investors (unitholders) who receive a share of principal and dividends (or interest).  A UIT has a stated date for termination that varies according to the investments held in its portfolio. A UIT investing in long-term bonds may remain outstanding for 20 to 30 years. UITs that invest in stocks may seek to capture capital appreciation over a period of a year or a few years. When these trusts are dissolved, proceeds from the securities are either paid to unitholders or reinvested in another trust.  A UIT does not actively trade its investment portfolio. That is, a UIT buys a relatively fixed portfolio of securities (for example, five, ten, or twenty specific stocks or bonds), and holds them with little or no change for the life of the UIT. Because the investment portfolio of a UIT generally is fixed, investors know more or less what they are investing in for the duration of their investment. Investors will find the portfolio securities held by the UIT listed in its prospectus.

Key Features of Unit Investment Trusts

Professional Selection

The securities in a UIT are professionally selected to meet a stated investment objective, such as growth, income, or capital appreciation. The securities held by a UIT are listed in its prospectus (see Regulation and Disclosure). UITs employ a "buy-and-hold" investment strategy: once the trust’s portfolio is selected, its securities typically will not be sold or new ones bought. (Some UITs may sell or replace a security if questions arise concerning the financial viability of the issuer or the security’s creditworthiness.)

Diversification

A UIT diversifies its holdings by purchasing a variety of stocks or bonds. The trust’s diversified investment portfolio helps reduce an investor’s risk by offsetting potential losses from some securities with potential gains in others. The average investor might find it expensive and difficult to construct a portfolio of individual securities as diversified as that of a UIT.

Variety

There are two main types of UITs, fixed-income and equity, although a variety of UITs within those two categories are available to meet almost any investment objectives and level of risk tolerance.  UITs invest in a wide range of securities, including municipal and corporate bonds, U.S. government securities, common or preferred stock (domestic and international), mortgage-backed securities, and international bonds (see Types of Unit Investment Trusts).

Historically, the majority of UIT assets have been invested in fixed-income investments, especially tax-free municipal bonds. In recent years, however, some research indicates that deposits in equity UITs have exceeded deposits in both taxable and tax-free bonds (see Deposits in UITs, below), reflecting investor interest in the capital growth opportunities afforded by the equity markets. Many equity UITs are structured to mirror the performance of a particular stock index, and give investors a way to participate in broad market trends. UITs that concentrate on specific market segments, such as health care, energy, technology, real estate, telecommunications, or certain international markets, seek to capitalize on price appreciation in those market segments.

Distribution Frequency

Investors who choose fixed-income UITs typically receive regular income, usually monthly. In contrast, investors holding bonds directly receive interest semiannually or even annually. Investors who choose equity UITs may receive dividend income monthly, quarterly, or semiannually, or simply reap any long-term capital appreciation the trust may accrue following its dissolution. (Of course, a UIT, like any investment, may potentially lose money as well.)

Reinvestment and Exchange

Fixed-income UITs generally permit unitholders to automatically reinvest distributions of interest income and/or principal into a separate mutual fund that holds similar securities or in limited cases, into another series of the UIT. Equity UITs frequently offer reinvestment in additional units of the same trust. Reinvesting interest income and/or principal distributions expands an individual’s holdings, and allows compounding to enhance overall potential return.

Some UITs allow investors to exchange units for those in another UIT to accommodate a changed investment objective or market outlook by the investor, and many offer a reduced sales charge for new units purchased through an exchange.

Investment Return

A UIT typically quotes "estimated current return" in its advertising, sales literature, and prospectuses. Estimated current return is defined as estimated net annual interest income per unit divided by the offering price, and is a measure of a trust’s current cash flow. In fixed-income UITs-because the bonds remain unchanged except when they are sold, called, or mature-any income paid may remain relatively predictable over the life of the UIT.

Fixed-income UITs also quote an estimated long-term return or estimated yield. This performance measure is calculated using a formula that averages the "yield to maturity" of the bonds in the trust, giving weight to the call or maturity date and market value of each bond, and reflects the impact of any sales charges.

Of course, there is no guarantee that the estimated current return or the estimated long-term return (or estimated yield) will be realized. For example, defaults by bond issues and bond calls can reduce expected return. If an investor sells units prior to maturity, the price may be higher or lower than the price originally paid.

The performance, or total return, of equity UITs is typically based on the price changes of the stocks and other securities held in the UIT, plus reinvestment of any income and distributions the UIT receives from its securities. An equity UIT’s total return is determined by dividing all of the realized and unrealized gains by its original public offering price. This figure fluctuates according to the changing valuations of the stocks and other securities held in the UIT and as market and economic conditions change in the U.S. and abroad.

Buying and Selling Units

Investors can obtain UIT price quotes from brokerage or investment firms, and some but not all UITs list their prices on Nasdaq’s Mutual Fund Quotation Service (www.nasdaq.com). Some publications, such as Barron’s, call UITs "defined asset funds" and list prices weekly. Some broker-dealers sponsor their own trusts or sell trusts sponsored by nationally recognized independent sponsors. Units of these trusts may be purchased through their registered representatives. Investors may also purchase units from the representatives of smaller investment firms that sell trusts sponsored by third-party bond and brokerage firms.

While only a limited number of units of a UIT are sold in an initial public offering, many trust sponsors voluntarily maintain a secondary market in trust units (where outstanding units are repurchased from initial investors and subsequently resold to other investors). Thus, an investor may be able to purchase units in the secondary market.

Liquidity

Although many investors purchase units with the intention of holding them until the trust terminates, UIT investors may sell their units at any time. Even in the absence of a secondary market for UITs, trusts are required by law to redeem (buy back) outstanding units at their net asset value (NAV), which is based upon the current market value of the underlying securities. The NAV may be more or less than the price the investor paid initially.

If your investment objectives change, some UIT sponsors allow you to exchange your units for another UIT at a reduced sales charge. Unit trusts can be purchased, sold, or exchanged on any business day at the current net asset value-including the deduction of any applicable sales charges.

Regulation and Disclosure

Unit investment trusts are subject to stringent federal laws and oversight by the U.S. Securities and Exchange Commission (SEC). In addition to being regulated by the same federal securities laws as other publicly offered investments (under the Securities Act of 1933), UITs, like mutual funds and closed-end funds, are subject to the Investment Company Act of 1940. This federal statute is highly detailed and governs the structure and day-to-day operations of trusts.

UITs are required by law to provide a prospectus containing information about the trust, including investment objectives, portfolio securities, sales charges and expenses, and terms for the buying and selling of units. Investors receive a prospectus with their confirmation of the sale, regardless of whether they buy units in the initial offering or in the secondary market. Unitholders also receive an annual report from the UIT.

UIT annual reports contain financial statements, audited by the trust’s independent public accountants, and the trust management’s discussion of fund operations, investment results, and strategies. In addition, a UIT or an investor’s broker may provide statements that update and summarize individual account holdings and values.

Fees and Expenses

UITs are affordable-investors can purchase a trust’s portfolio of several stocks or bonds with one transaction and at one purchase price. Generally, there is a $1,000 minimum investment for UITs, although the amount can usually be lowered if purchased for Individual Retirement Accounts (IRAs).

UIT investors generally pay a sales charge, or load, at the time of initial purchase, and often pay deferred sales charges. The offering price, which is the price paid to purchase units, reflects the current NAV plus the initial sales charge. Sales charge discounts may be available for large purchases.

UITs pay an annual fee to cover operating expenses and often to reimburse the trust sponsor for its supervisory activities, organization costs, and a creation and development fee. Since UITs offer a fixed portfolio, there are no investment management fees and, because the buying and selling of portfolio securities is limited, transaction costs are minimal. Further, there are no ongoing marketing fees charged to the trust, as most UITs do not continually market their units to the public.

Taxes

Generally, unitholders must pay income taxes on the interest, dividends, and/or capital gains distributed to them, although in retirement accounts such as IRAs taxes are deferred until distributions are taken from the account. UITs provide IRS Form 1099 to their unitholders annually to summarize the trust’s distributions. Also, when an investor sells units, he or she will realize either a taxable gain or a loss that should be reported on income tax returns. Certain UITs provide income that is free from federal and/or state taxation.

Types of Unit Investment Trusts

There are UITs to satisfy a variety of investment objectives, from conservative to aggressive.

Corporate Bond UITs hold bonds issued by corporations. They seek a high level of income while maintaining low risk. As an added degree of safety, some of these UITs may be privately insured to guarantee timely payment of interest and principal on the bonds in the trust. Uninsured corporate bond UITs usually reduce risk by investing only in high-quality (investment-grade) bonds.

Equity UITs are portfolios of preselected domestic and/or international stocks that are chosen based upon their potential to provide total return. Equity UITs include specialty trusts, such as index trusts, that offer portfolios mirroring specific market indices like the S&P 500. Other equity UITs concentrate on specific market trends, such as telecommunications, health care, and energy. Many UIT sponsors also offer equity UITs that adhere to specific investment approaches, such as contrarian, growth and value, and emerging market strategies.

International Bond UITs hold debt issues of foreign companies and governments. They provide access to foreign, fixed-income markets, which are difficult for the average, middle-income investor to access directly. Because these trusts are denominated in foreign currencies and then converted into U.S. dollars, they are subject to an extra level of price and performance fluctuation, but often offer higher return potential to help offset potential currency volatility.

Mortgage-Backed Securities UITs seek a high level of income by holding mortgages backed by government-sponsored enterprises, such as the Government National Mortgage Association (Ginnie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac).

National Municipal Bond UITs hold bonds issued by states and municipalities to finance schools, highways, hospitals, airports, bridges, and other public projects. In most cases, the federal government does not tax income earned on these securities (although it may be taxed under state and local laws), making municipal bonds an attractive investment for higher-income taxpayers. For some taxpayers, portions of income earned on these securities may be subject to the federal alternative minimum tax.

State Municipal Bond UITs work just like national municipal bond UITs, except that their portfolios contain the issues of only one state. A resident of that state has the advantage of receiving income free of both federal and state personal income tax, and, in some cases, local and other taxes. Again, for some taxpayers, portions of income may be subject to the federal alternative minimum tax.

U.S. Government Securities UITs seek to provide income with a minimal level of risk by holding a variety of government securities, such as U.S. Treasury bonds and other government notes, which are considered among the safest bond investments.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ Board of Trustees has adopted Portfolio Holdings Disclosure Policies and Procedures (the “Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interests of Fund shareholders and the interests of the Funds’ Advisor, principal underwriters, or affiliated persons of the Funds, Advisor or principal underwriters.

The Policy is intended to prevent the misuse of material non-public information regarding the portfolio holdings of the Funds (“Holdings Information”).  Holdings Information will be disclosed to selected third parties only when a Fund has a legitimate business purpose for doing so, and the Recipients (as defined below) are subject to a duty of confidentiality (including a duty not to trade based on the non-public information).  Under this Policy, the receipt of compensation by a Fund, the Advisor or an affiliate as consideration for disclosing Holdings Information will not be deemed a legitimate business purpose.  Recipients will receive Holdings Information only after furnishing written assurances to the advisor and/or the Fund that the Holdings Information will remain confidential, and Recipients and persons with access to the Holdings Information will be prohibited from trading based on the Information.  In all instances, Holdings Information will be disclosed only when consistent with the antifraud provisions of the federal securities laws and the advisor’s fiduciary duties, and the advisor’s and Fund’s obligations to prevent the misuse of material, non-public information.

Pursuant to the policy, the Funds, the Advisor, and their agents are obligated to:

•

Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

•

Ensure that Holdings Information is not provided to a favored group of clients or potential clients; and

•

Adopt such safeguards and controls around the release of Holdings Information so that no client or group of clients is unfairly disadvantaged as a result of such release.

The following policies and procedures will apply to the disclosure of listings of portfolio holdings for the Funds by the Advisor and the Funds:

SEC Filings.  The Funds must disclose their complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter end of the Funds’ fiscal year on the Form N-CSR on the second and fourth quarter of the Funds’ fiscal year.  The N-Q report is not required to be mailed to shareholders, but is made public through the SEC electronic filings.

The Funds must provide either complete portfolio holdings or summaries of their portfolio holdings to shareholders in tabular or graphical format by identifiable categories (e.g., industry sector, geographic region, credit quality, or maturity) according to the percentage of net assets.  The ruling requires at least disclosure of the top 50 holdings (based on percentage of net assets) and any investment exceeding 1% of a Fund’s net asset value.  This change is intended to provide a more concise and investor-friendly presentation of the allocation of the Fund’s investments across asset classes.

Service Providers.  Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis, with no lag time, to the Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds.  The Funds may also release portfolio information on an as needed basis, with varying lag times, to other third parties providing services to the Funds.   The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors.  The information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time, with no lag time, and information may be given to proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors at intervals and lag times which will vary.

Other Disclosure.  The Advisor and the Funds currently do not disclose Holdings Information except as noted above.  The CCO may authorize providing non-public Holdings Information of a Fund that is current as  of thirty business day after the month-end to third-party rating and ranking organizations  (each a “Recipient”) for use in connection with their rating or ranking of the Fund. The disclosure may include additional information; however, any such additional information provided to a Recipient shall not include any material information about the Fund’s trading strategies or pending transactions.

The CCO may approve the distribution in an electronic format of non-public Holdings Information posted on the public Internet site of the Company to Recipients and rating agencies upon request, and such Recipients and rating agencies will not be required to execute a Nondisclosure Agreement.

Occasions may arise where the Advisor, the Funds or an affiliate may have a conflict of interest in connection with a Recipient’s request for disclosure of Holdings Information.  In order to protect the interests of shareholders and the Funds and to ensure no adverse effect on the shareholders or the Funds, in the limited instances where a Designated Person is considering making non-public Holdings Information, the Designated Person will disclose the conflict to the CCO.  If the CCO determines, to the best of his knowledge following appropriate due diligence, that the disclosure of non-public Holdings Information would be in the best interests of shareholders, and the Fund and will not adversely effect the shareholders or the Fund, the CCO may approve the disclosure.  The CCO will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the Board of the Fund for its review at a subsequent Board meeting.  Any such exceptions log shall be retained in the Fund’s records.

The Funds and the Advisor will not enter into any arrangement providing for the disclosure of Holdings Information for the receipt of compensation or benefit of any kind in return for the disclosure of the Holdings Information.  The Board of Trustees exercises oversight of the disclosure of Portfolio Holdings by reviewing quarterly reports presented by the Fund’s CCO regarding violations of the Funds’ policies, exceptions to the policies, and new arrangements for disclosing Portfolio Holdings.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or the Advisor or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the advisor, the performance of the Fund, the advisor’s costs and the profitability of the agreements to the Advisor, ancillary benefits to the Advisor or their affiliates in connection with its relationship to the Fund and the amount of fees charged in comparison to those of other investment companies.

The Audit Committee consists of the Independent Trustees of the Trust. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Fund’s internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board.

The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement.  The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held During the Past Five Years
Tobias Caldwell c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 2000. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	22	None
Tiberiu Weisz c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	22	None
Dr. Bert Pariser The MITCU Corp. 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	22	None

Interested Trustee* and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During the Past Five Years
Jerry Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 3/2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006.	22	None
Christopher Anci 420 Lexington Avenue 11th Floor New York, NY 100 17 Year of Birth: 1968	President, Principal Executive Officer	Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 1/2004); President of LM Anderson Securities, a broker-dealer, since 2/2002.	N/A	N/A
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007	Senior V.P. of Matrix Capital Group, Inc. since 2/2005.	N/A	N/A

* The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages a series of the Trust.

Leadership Structure.  The Trust is led by Mr. Jerry Szilagyi, who has served as the Chairman of the Board since 2010.  Mr. Szilagyi is an interested person by virtue of his controlling interest in Catalyst Capital Advisors LLC, investment adviser to certain series of the Trust.  The Board of Trustees is comprised of Mr. Szilagyi, an Interested Trustee, and Mr. Tobias Caldwell, Mr. Tiberiu Weisz and Dr. Bert Pariser, each an Independent Trustee.  The Trust does not have a Lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting.  Under the Trust’s bylaws and governance guidelines, the Chairman of the Board is responsible for (a) chairing Board meetings, (b) setting the agendas for these meetings and (c) providing information to Board members in advance of each Board meeting and between Board meetings.   The Trustees believe this is the most appropriate leadership structure for the Trust given Mr. Szilagyi’s background in the investment management industry and his experience in providing both advisory and administrative services to other mutual funds.  Additionally, as the President of Abbington Capital Group LLC, which provides management and administrative services to the Funds, Mr. Szilagyi is well positioned and informed regarding issues requiring the attention of the Board, and as the leader of the Board, can ensure such issues are included in the Board’s agenda for meetings and that appropriate time is allocated to discuss such issues and take any necessary actions.

  Risk Oversight. In its risk oversight role, the Board oversees risk management, and the full Board engages in discussions of risk management and receives reports on investment and compliance risk  at quarterly meetings and on an ad hoc basis, when and if necessary. The Board, directly or through its Audit Committee, reviews reports from among others, the advisers, sub-advisers, the Trust’s Chief Compliance Officer, the Trust’s independent registered public accounting firm, and the Independent Trustees’ counsel, as appropriate, regarding risks faced by the Trust and the Funds and the risk management programs of the Trust, the advisers and certain service providers. The full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from the Trust’s Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Trust’s Chief Compliance Officer also meets at least quarterly in executive session with the Independent Trustees. The actual day-to-day risk management with respect to the Funds resides with the Funds’ adviser, sub-adviser(s), if any, and other service providers to the Funds. Although the risk management policies of the adviser, sub-adviser(s), if any, and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Audit Committee.  Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on the Board’s Audit Committee.   The Board’s Audit Committee is a standing independent committee with a separate chair. The Audit Committee considers financial reporting risk to be within its area of responsibilities.   During the fiscal year ended June 30, 201 1 , the Audit Committee met five times.

Mr. Szilagyi is the managing member of Catalyst Capital Advisors, an original sponsor of the Trust.  He is also President of Abbington Capital Group LLC which provides management and administrative services to the Trust. Mr. Szilagyi has many years of experience managing mutual funds and providing administrative services to other mutual funds.  His experience in the investment management industry makes him uniquely qualified to serve as the Trust’s Chairman.

Mr. Caldwell is the manager of a real estate investment firm.  Mr. Caldwell’s experience in the real estate and investment industries provides the Board with an additional perspective and understanding of investment strategies used by advisers to the Funds.

Mr. Weisz is an attorney and provides the Board with insight and experience regarding their duties and standards of care as well as legal procedures related to the Board’s responsibilities.

Dr. Pariser in the managing partner of a technology consulting firm and has served on the Boards of many other companies.  His experience with other Boards provides the Trustees with insight as to the manner in which matters are handled in other corporate settings, including the hiring and use of professionals such as counsel and audit firms.

Share Ownership in the Funds

Fund Shares Owned by Trustees as of December 31, 2010

Name of Trustee	Mr. Caldwell	Mr. Weisz	Dr. Pariser	Mr. Szilagyi
Dollar Range of Equity Securities in the Quantitative Strategies Fund	None	None	None	None
Dollar Range of Equity Securities in the Absolute Return Fund	$1-$10,000	None	None	None
Dollar Range of Equity Securities in the Income Trends Fund	None	None	None	None
Dollar Range of Equity Securities in the Defensive Growth Fund	None	None	None	None
Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust	$10,001-$50,000	Over $100,000	Over $100,000	Over $100,000

Compensation of the Board of Trustees

Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds, will be paid a quarterly retainer of $250 per fund under the Trust and $500 per special Board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the Trust.  The “interested persons” of the Trust receive no Board member compensation from the Funds.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 201 1 .. The Trust has no retirement or pension plans.

Compensation Table
Name of Person, Position(s)	Mr. Caldwell	Mr. Weisz	Dr. Pariser	Mr. Szilagyi**
Aggregate Compensation from the Quantitative Strategies Fund	$ 968	$ 821	$ 821	$0
Aggregate Compensation from the Absolute Return Fund	$ 968	$ 821	$ 821	$0
Aggregate Compensation from the Income Trends Fund	$ 968 7	$ 820	$ 820	$0
Aggregate Compensation from the Defensive Growth Fund	$0	$0	$0	$0
Total Compensation from Fund Complex*	$ 14,850	$ 12,600	$ 12,600	$0

* The ‘Fund Complex’ includes Catalyst Funds and Variable Insurance Trust, a registered open-end investment company with series currently in registration.

** Mr. Szilagyi is compensated by Abbington Capital Group LLC for administrative support services.  Please see the “Transfer Agent, Fund Accounting Agent and Administrator” section for more details.

PRINCIPAL SHAREHOLDERS

Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the advisor.  Persons owning 25% or more of the outstanding shares of a Fund (or a class of shares of a Fund) may be deemed to control the Fund (or class of the Fund).

Quantitative Strategies Fund

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Quantitative Strategies Fund Class A shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Services 9785 Towne Center Dr. San Diego, CA 92121	653,192	20.71%
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	479,196	15.19%
First Clearing LLC 196 Lakeview Ln. Murphy, NC 28906	494,093	15.66%

As of October 3 , 2011, securities of the Quantitative Strategies Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1.0% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Quantitative Strategies Fund Class C shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	1,431,124	27.71%*
LPL Financial Services 9785 Towne Center Dr. San Diego, CA 92121	794,737	15.39%

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3 , 2011, securities of the Quantitative Strategies Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1.0% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Absolute Return Fund

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Absolute Return Fund Class A shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
First Clearing LLC 2801 Market St. St. Louis, MO 63101	918,849	26.78% *
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	669,314	19.51%
Charles Schwab 101 Montgomery St. San Francisco, CA 94101	310,201	9.04%

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3 , 2011 securities of the Absolute Return Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1.0% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Absolute Return Fund Class U shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	1,653,793	41.94%*
LPL Financial Services 9785 Towne Center Dr. San Diego, CA 92121	1,129,299	28.64%*

*May be deemed to control Class U shares of the Fund because holds more than 25% of the outstanding Class U shares.

As of October 3 , 2011, securities of the Absolute Return Fund Class U shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1.0% of the outstanding Class U shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Absolute Return Fund Class I shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Services 9785 Towne Center Dr. San Diego, CA 92121	944,311	87.64%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 3 , 2011, securities of the Absolute Return Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1.0% of the outstanding Class I shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Income Trends Fund

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Income Trends Fund Class A shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	176,320	22.23%
LPL Financial Services 9785 Towne Center Dr. San Diego, CA 92121	88,932	11.21%
PERSHING LLC PO BOX 2052 Jersey City, NJ 07303-9998	81,826	10.32%
McFarland 707 2nd Ave., South Minneapolis, MN 55 402	51,139	6.45%

As of October 3 , 2011 securities of the Income Trends Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1.0% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Income Trends Fund Class U shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Services 9785 Towne Center Dr. San Diego, CA 92121	839,442	39.93%*
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	608,737	28.96%*
Deloria 707 2nd Ave., South Minneapolis, MN 55402	115,757	5.51%

*May be deemed to control Class U shares of the Fund because holds more than 25% of the outstanding Class U shares.

As of October 3 , 2011, securities of the Income Trends Fund Class U shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1.0% of the outstanding Class U shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Income Trends Fund Class I shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Services 9785 Towne Center Dr. San Diego, CA 92121	633,434	58.57%*
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94102	157,158	14.53%
Ameritrade Inc. PO Box 2226 Omaha, NE 68103	66,915	6.19%

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 3 , 2011, securities of the Income Trends Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1.0% of the outstanding Class I shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Defensive Growth Fund

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Defensive Growth Fund Class A shares on October 3, 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Southwest Securities, Inc. PO Box 509002 Dallas, TX 75250	87,555	28.82%*
Oppenheimer & Co., Inc. PO Box 9446 Ingleside, IL 60041	36,858	12.13%
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	20,368	6.71%
LPL Financial Services 9785 Towne Center Dr. San Diego, CA 92121	30,019	9.88%
Marilyn Cummings 348 Rosemont Ringoes Rd. Stockton, NJ 08559	17,207	5.66%

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3, 2011 securities of the Defensive Growth Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1.0% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Defensive Growth Fund Class U shares on October 3, 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	238,910	53.52%*
LPL Financial Services 9785 Towne Center Dr. San Diego, CA 92121	51,186	11.47%

*May be deemed to control Class U shares of the Fund because holds more than 25% of the outstanding Class U shares.

As of October 3, 2011, securities of the Defensive Growth Fund Class U shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1.0% of the outstanding Class U shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Defensive Growth Fund Class I shares on October 3, 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Services 9785 Towne Center Dr. San Diego, CA 92121	158,346	51.99%*
June 109 FM 204 Omaha, NE 68103	136,788	44.91%*

*May be deemed to control Class I shares of the Fund because holds more than 25% of the outstanding Class I shares.

As of October 3, 2011, securities of the Defensive Growth Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1.0% of the outstanding Class I shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

ADVISOR

AmericaFirst Capital Management, LLC (“AFCM” or the “Advisor”), a California limited liability company located at 8150 Sierra College Blvd., Suite 290, Roseville, CA serves as advisor to the Funds. The Advisor was formed in January 2007 and had no prior experience in advising investment accounts or a mutual fund.  Management of the Funds and unit investment trusts is currently its primary business.  Under the terms of the management agreement, the Advisor is responsible for formulating each Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions. AFCM is controlled by Rick Gonsalves c/o AFCM, 8150 Sierra College Blvd., Suite 290, Roseville, CA 95661.

The Investment Advisory Agreement provides that the Advisor will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of each Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Investment Advisory Agreement, the Advisor manages the investment of the assets of the Funds in conformity with the investment objectives and policies of each Fund. It is the responsibility of the Advisor to make investment decisions for the Funds and to provide continuous supervision of the investment portfolios of the Funds.

For its services under the Investment Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of the Quantitative Strategies Fund, 1.50% of the average daily net assets of the Absolute Return Fund and Defensive Growth Fund and 1.25% of the average daily net assets of the Income Trends Fund.  The management fee is accrued daily and paid monthly.  The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and other expenses paid by the Funds as detailed in the Investment Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) at the amounts listed in the table below, through October 31, 2012.

Fund	Class A Shares	Class C Shares
Quantitative Strategies Fund	1.50%	2.25%

Fund	Class A Shares	Class U Shares	Class I Shares
Absolute Return Fund	2.45%	2.95%	1.95%
Income Trends Fund	2.20%	2.70%	1.70%
Defensive Growth Fund	2.45%	2.95%	1.95%

Except for the expenses described above that have been assumed by the Advisor, all expenses incurred in administration of the Funds will be charged to the Funds, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Funds are also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of the Funds, including the expenses of communications with its shareholders, are paid by the Funds.

The Investment Advisory Agreement with the Funds continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the Funds.  The Investment Advisory Agreement may be terminated at any time upon 60 days’ written notice by the relevant Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the Advisor and will terminate automatically upon assignment.

The Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The table below states the amount of advisory fees earned by the Adviser with respect to each Fund for the previous three fiscal years and amount subject to recapture per the terms of the Expense Limitation Agreement:

	Quantitative Strategies Fund	Absolute Return Fund	Income Trends Fund	Defensive Growth Fund
For the fiscal period ended June 30, 2009
Advisory fees before the application of fee waivers and expense reimbursements	$21,022	*	*	*
Advisory fees after the application of fee waivers and expense reimbursements	$0	*	*	*
Amount subject to recapture no later than June 30, 2012	$85,989	*	*	*
For the fiscal period ended June 30, 2010
Advisory fees before the application of fee waivers and expense reimbursements	$154,683	$262,730	*	*
Advisory fees after the application of fee waivers and expense reimbursements	$19,759	$204,626	*	*
Amount subject to recapture no later than June 30, 2013	$134,924	$58,104	*	*
For the fiscal period ended June 30, 2011
Advisory fees before the application of fee waivers and expense reimbursements	$500,447	$1,464,890	$433,662	$10,277
Advisory fees after the application of fee waivers, expense reimbursements and recapture	$362,243	$1,522,994	$397,780	$0
Amount subject to recapture no later than June 30, 2014	$138,204	$0	$35,882	$23,101

* The Fund did not operate during the applicable period.

Portfolio Manager

Rick Gonsalves is the portfolio manager responsible for the day-to-day management of the Funds.  Mr. Gonsalves’ compensation from the Funds’ Advisor is based on a base salary plus a share of the net income of the Advisor and is paid monthly.  He is also entitled to a portion of the proceeds if the Advisor sells all or a portion of the Advisor’s business.  He does not receive bonuses or participate in a pension plan.

As of June 30, 201 1 , Rick Gonsalves was responsible for managing the following types of accounts:

Rick Gonsalves	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	4	$ 220 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	35	$6 million	0	$0

The following table shows the dollar range of equity securities in the Fund beneficially owned by Mr. Gonsalves as of June 30, 201 1 :

Name of Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
Rick Gonsalves	Quantitative Strategies Fund	None
Rick Gonsalves	Absolute Return Fund	None
Rick Gonsalves	Income Trends Fund	None
Rick Gonsalves	Defensive Growth Fund	None

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds’ code of ethics will adequately address such conflicts.  One of the portfolio manager’s numerous responsibilities is to assist in the sale of Fund shares.  Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, he may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

•

Although the Portfolio Manager generally does not trade securities in this own personal account, the Funds have adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Advisor and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

AmericaFirst Capital Management, LLC, Matrix Capital Group, Inc. and the Funds have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Funds.  Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by the Funds, subject to the restrictions of the code.  The codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Matrix 360 Administration, LLC (“MFS” or the “Transfer Agent” or “Administrator”), a subsidiary of Matrix Capital Group Inc., the Funds’ Distributor, provides the Funds with transfer agent, accounting, compliance and administrative services.  MFS is located at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.  MFS maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MFS provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, administrative services, and compliance services.  For compliance services, each Fund pays MFS $12,000 annually.  For transfer agent, accounting, and administrative services each Fund pay s MFS a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. The table below provides information about the transfer agent, accounting, and administrative fees paid by each Fund for the fiscal period indicated:

	Quantitative Strategies Fund	Absolute Return Fund	Income Trends Fund	Defensive Growth Fund
Period ended June 30, 2009	$25,256	*	*	*
Period ended June 30, 2010	$67,966	$54,594	*	*
Period ended June 30, 2011	$114,374	$179,033	$85,620	$3,966

* The Fund was not in operation during the applicable period.

Effective December 1, 2010 the Trust entered into a Management Services Agreement with Abbington Capital Group, LLC (“ACG”) for various management and administrative services.  For these services, each Fund pays ACG a base fee of $5,000 annually, an annual asset-based fee of 0.10% of net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.  Jerry Szilagyi is the controlling member of ACG, the controlling member of Catalyst Capital Advisors LLC, an investment advisor to other series of the Trust, and a Trustee of the Trust. ACG did not provide any services to the Funds prior to December 1, 2010. During the fiscal year ended June 30, 2011, the Funds paid ACG the following amounts for its services.

	Quantitative Strategies Fund	Absolute Return Fund	Income Trends Fund	Defensive Growth Fund
Period ended June 30, 2011	$36,122	$65,490	$28,339	$1,211

CUSTODIAN

Huntington National Bank, 41 South High Street , Columbus, OH  43219, serves as the custodian of the Funds and has custody of all securities and cash of the Funds.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ independent registered public accounting firm is BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103.  Shareholders will receive annual financial statements, together with a report of independent registered public accounting firm, and semiannual unaudited financial statements of the Funds.  The independent registered public accounting firm will report on the Funds’ annual financial statements, review certain regulatory reports and the Funds’ income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215 , serves as counsel for the Trust and the independent Trustees.

DISTRIBUTOR

Shares of the Funds are offered on a continuous basis through Matrix Capital Group, Inc., 420 Lexington Ave., 6th floor, New York, N.Y., 10017   , (the "Distributor").  MFS is a subsidiary of the Distributor.

The Funds have entered into a Distribution and Services Agreement whereby the Distributor serves as principal underwriter and distributor of the Funds.  Pursuant to this agreement, the Distributor purchases shares of the Funds for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  The Distributor has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares.  The Distributor receives for its services the applicable sales charge of the Funds’ shares, and reallows a majority or all of such amount to the dealers who sold the shares.  The Distributor may act as such a dealer.  The staff of the SEC takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

Mr. Anci and Mr. Ganley, as officers of the Trust and the Distributor may be deemed to be affiliated persons of the Distributor.

The Distributor earned the following commissions from the sale of shares of the Funds for the three most recently completed fiscal years:

	Quantitative Strategies Fund	Absolute Return Fund	Income Trends Fund	Defensive Growth Fund
For the fiscal period ended June 30, 2009	$77	*	*	*
For the fiscal period ended June 30, 2010	$26,052	$236,597	*	*
For the fiscal period ended June 30, 2011	$22,805	$169,048	$110,756	$16,172

* The Fund was not in operation during the applicable period.

12b-1 Plans

The Funds have adopted plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that any payments made by the Funds in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing.  Under the Funds’ Plan related to the Class A Shares, the Funds incur an annual fee of up to 0.50% of the average daily net assets of the Fund’s Class A Shares (the “Class A 12b-1 Fee”).  Class A Shares of the Quantitative Strategies Fund are currently incurring an annual fee of up to 0.25% of their respective average daily net assets. Class A Shares of the Absolute Return Fund, Income Trends Fund and Defensive Growth Fund are currently incurring an annual fee of up to 0.50% of their respective average daily net assets. Under the Funds’ Plan related to the Class U Shares, the Funds incur an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class U Shares (the “Class U 12b-1 Fee”). Under the Funds’ Plan related to the Class C Shares, the Funds incur an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares (the “Class C 12b-1 Fee”) (the Class A 12b-1 Fee, Class U 12b-1 Fee and Class C 12b-1 Fee are collectively referred to as the “12b-1 Fee”).   Prior to September 9, 2011, Brokers receive d a 2% commission from the Distributor for the sale of Class C shares.  The Advisor reimburse d the Distributor for the commission amount paid to the broker that exceed ed the front end sales load paid by the investor.  The Advisor recoups the expenses during the first fiscal year as it receives 12b-1 payments and Contingent Deferred Sales Charges ..
E ach 12b-1 Fee may be used to pay a fee on a quarterly or other periodic basis to broker-dealers, including the Distributor and affiliates of the Distributor, the Advisor, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the respective Fund owned by shareholders with whom the Service Organization has a servicing relationship. The 12b-1 Fees may also be used to reimburse parties for shareholder services and distribution related expenses.
The Funds’ Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Trust’s Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan (the “Qualified Trustees”).  The Funds’ Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of a Fund or by vote of a majority of the outstanding shares of a Fund.  Any amendment to a Plan to increase materially the amount a Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the respective Fund.  Other material amendments to the Funds’ Plan would be required to be approved by vote of the Board of Trustees, including a majority of the Qualified Trustees.  The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

D ealers who are holders or dealers of record for accounts in one or more of the Funds may receive payments from 12b-1 Fees ..  A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer.   D ealers are compensated differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  From time to time, the Advisor or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of the Funds.  Such compensation provided by the Advisor or Distributor may include financial assistance to dealers that enable the Advisor or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events.  Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA.  The Advisor and Distributor make payments for events they deem appropriate, subject to applicable law.  These payments may vary depending upon the nature of the event.

The table below states the amounts paid by the applicable share classes of each Fund under the Plans for the fiscal year ended June 30, 201 1 :

Fund	Class A Shares	Class C Shares
Quantitative Strategies Fund	$ 42,109	$ 226,420

Fund	Class A Shares	Class U Shares
Absolute Return Fund	$ 210,935	$ 402,317
Income Trends Fund	$44,610	$153,779
Defensive Growth Fund	$615	$3,015

The table below states the principal types of activities for which each Fund made payments under the Plans for the fiscal year ended June 30, 201 1 :

	Quantitative Strategies Fund – Class A	Quantitative Strategies Fund – Class C	Absolute Return Fund – Class A	Absolute Return Fund – Class U	Income Trends Fund – Class A	Income Trends Fund – Class U	Defensive Growth Fund – Class A	Defensive Growth Fund – Class U
Advertising & Sales Literature
Printing & Mailing of Prospectuses
Compensation to Underwriters
Compensation to Broker Dealers	$ 30,088	$ 39,623	$29,777	$83	$11	$75
Compensation to Sales Personnel
Interest, Carrying or other Financial Charges		$ 186,797
Compensation to the Advisor for Distribution-Related Expenses	$ 27,142		$ 181,158	$ 402,234	$42,917	$149,590	$615	$3,015

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Advisor.  The Advisor may delegate such proxy voting to a third party proxy voting service provider. The Advisor will vote such proxies in accordance with its proxy policies and procedures.  In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between its interests and the interests of a Fund’s shareholders.  In such a case, the Trust’s policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  The Advisor has developed a detailed proxy voting policy that has been approved by the Board of Trustees.

The Advisor’s policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes.  When exercising its voting responsibilities, the Advisor’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance.  While no set of proxy voting guidelines can anticipate all situations that may arise, the advisors have adopted guidelines describing the advisors’ general philosophy when proposals involve certain matters.  The following is a summary of those guidelines:

•

electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent.  The Advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

•

approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;

•

providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, the Advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

•

corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.  The Advisor opposes super-majority requirements and generally support the ability of shareholders to cumulate their votes for the election of directors; and

•

shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the advisors generally consider to have a negative impact on shareholder value.

Information on how the Funds voted proxies relating to portfolio securities is available without charge, upon request, by calling 877-217-8363 or on the SEC’s Internet site at www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures is also available by calling 877-217-8363 and will be sent within three business days of receipt of a request.

The Advisor’s Proxy Voting Policies are attached hereto as Appendix B.

PORTFOLIO TURNOVER

Turnover rates are primarily a function of a Fund’s response to market conditions.  The portfolio turnover rate s for the Funds during the last three fiscal periods ended June 30 are as follows:

Fund	2009	2010	2011
Quantitative Strategies	189%	77%	284%
Absolute Return	*	348%	575%
Income Trends	*	*	309%
Defensive Growth	*	*	41%

* The Fund was not in operation during the applicable period.

The increase in the turnover rate for the Quantitative Strategies Fund can be attributed to an increase in the number of holdings selected by the Fund’s three models.  The additional holdings selected by the models added diversification to the Fund.  The increase in the turnover rate for the Absolute Return Fund can be attributed to an increase in the number of Fund holdings and an increase in the frequency with which the holdings are rebalanced.  The increased rebalance frequency was implemented to help the Fund shift more proactively with movements in the investment markets, while the additional holdings added to the Fund’s diversification.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Funds on the basis of the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the Advisor, be reasonable in relation to the value of the brokerage services provided, under the Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor may cause the Funds to pay a commission to broker-dealers who provide brokerage and research services to the Advisor for effecting a securities transaction for the Funds. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Funds and to its other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Advisor and not solely or necessarily for the benefit of the Funds. The Advisor’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Funds pay to the Advisor will not be reduced as a consequence of the Advisor’s receipt of brokerage and research services.  To the extent the Funds’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisor in serving the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor in carrying out its obligations to the Funds.

Certain investments may be appropriate for the Funds and also for other clients advised by the Advisor. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to the Advisor will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

AmericaFirst Capital Management, LLC owns less than 5% of the shares of Matrix Capital Group, Inc. The Funds have no obligation to deal with any broker or dealer in the execution of its transactions. The Funds paid no brokerage commissions to Matrix during the most recent fiscal year; however, the Funds may place transactions with affiliates of the Advisor or the Distributor. As the level of securities trading increases, the level of commissions paid by the Funds to the affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliates receive compensation based on the amount of transactions completed, there could be an incentive on the part of the Advisor to effect as many transactions as possible, thereby maximizing the commissions it receives. In connection with the execution of securities transactions, subject to its policy of best execution, the Funds may pay higher brokerage commissions to the affiliate than it might pay to unaffiliated broker-dealers.

In order for the affiliated broker to effect any portfolio transactions for the Funds on an exchange, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time.  This standard would allow the affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor or the Distributor (such as Matrix Capital Group, Inc.) may be prohibited from dealing with the Funds as a principal in the purchase and sale of securities.  Therefore, Matrix Capital Group, Inc. will not serve as a Fund’s dealer in connection with over-the-counter transactions.  However, Matrix Capital Group, Inc. may serve as a Fund’s broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions.  Such agency transactions will be executed through the clearing broker.  Pershing LLC is the clearing broker for Matrix Capital Group, Inc.

The Funds will not effect any brokerage transactions in their portfolio securities with Matrix Capital Group, Inc., if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services.  The Investment Advisory Agreements provide that affiliates of affiliates of the Advisor may receive brokerage commissions in connection with effecting such transactions for the Funds.  In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the Trust’s Board of Trustees, be (a) at least as favorable to the Funds as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Funds as commissions contemporaneously charged by the affiliated broker on comparable transactions for its most favored unaffiliated customers, except for customers of the affiliated broker considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Funds.  The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to the Funds and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Agreement does not provide for a reduction of the Distributor’s or Advisor’s fee by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of the Funds.  While other brokerage business may be given from time to time to other firms, the affiliated brokers will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

The Funds will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Advisor, the Distributor or their affiliates.

The table below states for the three most recent fiscal years for each Fund, the aggregate amount of any brokerage commissions paid by the Fund and the aggregate amount of any brokerage commissions paid by the Fund to Matrix Capital (an affiliated person of each Fund):

	Quantitative Strategies Fund	Absolute Return Fund	Income Trends Fund	Defensive Growth Fund
For the fiscal period ended June 30, 2009
Aggregate Commissions	$1,899	*	*	*
Aggregate Commissions Earned by Matrix Capital	$0	*	*	*
For the fiscal period ended June 30, 2010
Aggregate Commissions	$9,593	$12,010	*	*
Aggregate Commissions Earned by Matrix Capital	$0	$0	*	*
For the fiscal period ended June 30, 2011
Aggregate Commissions	$54,756	$268,776	$44,411	$5,485
Aggregate Commissions Earned by Matrix Capital	$0	$0	$0	$0

* The Fund was not in operation during the applicable period.

PURCHASE AND REDEMPTION OF SHARES

Fund shares may be purchased from investment dealers who have sales agreements with the Funds’ Distributor or from the Distributor directly.  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences by offering Class A Class U and Class C shares as described below.  Each Fund assesses a 1% redemption fee for short-term trading of shares sold within 90 days of purchase.

Class A Shares

You may purchase Class A and Class U shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class A and Class U shares of the Funds.  The example assumes a purchase on June 30, 201 1 of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares. .

Class A Shares	Quantitative Strategies Fund	Absolute Return Fund	Income Trends Fund	Defensive Growth Fund
Net Asset Value per share	$ 6.67	$ 10.80	$10.0 9	$ 9.99
Per Share Sales Charge—4.00% of public offering price (4.17% of net asset value per share) for the Quantitative Strategies Fund and Income Trends Fund and 5.00% of public offering price (5.26% of net asset value per share) for the Absolute Return Fund and Defensive Growth Fund	$0.2 8	$0. 57	$0.42	$0.53
Per Share Offering Price to the Public	$ 6.95	$ 11.37	$10. 51	$10.5 2

Class U Shares	Absolute Return Fund	Income Trends Fund	Defensive Growth Fund
Net Asset Value per share	$ 10.72	$10.0 7	$ 9.97
Per Share Sales Charge—2.50% of public offering price (2.56% of net asset value per share) for the Absolute Return Fund and Defensive Growth Fund and 2.00% of public offering price (2.04% of net asset value per share) for the Income Trends Fund	$0.2 7	$0.2 1	$0.26
Per Share Offering Price to the Public	$ 10.99	$10.2 8	$10.2 3

Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor.  Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor.  These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in the Funds.  Purchase requests should be addressed to the dealer or agent from which the Prospectus was received which has a sales agreement with the Distributor.  Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares.  It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price).  Reference should be made to the wire order to ensure proper settlement of the trade.  Payment for redemptions of shares purchased by telephone normally will be processed within three business days.

REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A AND CLASS U SHARES

Letters of Intent

An investor may qualify for a reduced sales charge on Class A and Class U shares immediately by stating his or her intention to invest in Class A or Class U shares of the Fund, during a 13-month period, an amount that would qualify for a reduced sales charge shown in the Funds’ Prospectus under “How to Buy Shares — Class A and Class U Shares” and by signing a non-binding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  After signing the Letter of Intent, each investment in Class A or Class U shares made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent.  If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased.  When an investor signs a Letter of Intent, Class A or Class U shares of the Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted.  If the total purchases of Class A or Class U shares made by an investor under the Letter of Intent, less redemptions, prior to the expiration of the 13-month period equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed.  In addition, if the total purchases of Class A or Class U shares exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional Class A or Class U shares at the then current applicable offering price.  If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and, if after written notice to the investor, he or she does not pay the increased sales charge, sufficient Class A or Class U restricted shares will be redeemed at the current net asset value to pay such charge.

Rights of Accumulation

A right of accumulation ("ROA") permits an investor to aggregate shares owned by the investor, his spouse, children and grandchildren under 21 (cumulatively, the "Investor") in the Funds to reach a breakpoint discount.  This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply).  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

(a)

Investor’s current purchase of Class A or Class U shares in the Funds; and

(b)

The net asset value (at the close of business on the previous day) of the Class A or Class U shares of the Funds held by Investor.

For example, if Investor owned Class A shares worth $40,000 at the current net asset value and purchased an additional $10,000 of Class A shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for a ROA on a purchase of Class A or Class U shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

Investments of $1 Million or More

With respect to Class A and Class U shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A or Class U shares without an initial sales charge. However, you may be subject to a 1% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A AND CLASS U SHARES

The Prospectus describes the classes of persons that may purchase shares without an up-front sales charge.  The elimination of the up-front sales charge for redemptions by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A or Class U shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the Funds with sufficient information to verify that the purchase qualifies for the discount.

The Funds make available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

NET ASSET VALUE

For the Funds, net asset value ("NAV") per share is determined by dividing the total value of that Fund’s assets, less any liabilities, by the number of shares of that Fund outstanding.

The net asset value per share of the Funds is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company’s involvement in merger or acquisition activity, with widely varying valuations placed on the company’s assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund’s Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

The Funds have qualified, and intend to continue to qualify, as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Funds of liability for federal income taxes.  If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Funds’ net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carry forwards.   Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains only for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

INVESTMENTS IN FOREIGN SECURITIES

The Funds may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Funds’ income dividends paid to you.

Pass-Through of Foreign Tax Credits. The  Funds may be subject to certain taxes imposed by the countries in which it invests or operates.  If a Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders.  It is not likely that the Funds will be able to do so.  For any year for which a Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any.  No deduction for foreign taxes may be claimed by individuals who do not itemize deductions.  In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualified dividend income.”

Effect of Foreign Debt Investments and Hedging on Distributions. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. The Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund may elect to mark-to-market a PFIC and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are generally not eligible for the reduced rate of tax on “qualified dividend income.”    In the alternative, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require the Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

BACKUP WITHHOLDING

The Funds may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by a Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax.  The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by the Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor.  These exemptions from withholding are effective for distributions of income earned by the Fund in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in the Funds held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

FINANCIAL STATEMENTS

The Funds’ Annual Report to shareholders for the fiscal year ended June 30, 201 1 is incorporated herein by reference.  You can obtain the Annual Report without change by calling the Funds at 1-877-217-8363.

Appendix A—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

App. - #

Appendix B

AMERICAFIRST CAPITAL MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

(Adopted August 20, 2007)

Pursuant to the recent adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill its responsibilities under the Act, AmericaFirst Capital Management LLC (hereinafter “we” or “our”) has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors.  While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability.  Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions.  Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests.  Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency.  Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to  make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal may impact the financial prospects of a company, and vote accordingly.

We believe that we invest in companies with strong management.  Therefore we will tend to vote proxies consistent with management’s recommendations. However, we will vote contrary to management’s recommendations if we believe those recommendations are not consistent with increasing shareholder value.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value.  We will generally vote in favor of non-incumbent independent directors.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

1.

Requiring senior executives to hold stock in a company.

2.

Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

App. - #

Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value.  Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-877-217-8363. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities.

App. - #

STATEMENT OF ADDITIONAL INFORMATION

November 1 , 2011

MUTUAL FUND SERIES TRUST

Catalyst Value Fund

Class A: CTVAX  Class C: CTVCX   Class I: CTVIX

Catalyst Strategic Value Fund

Class A: STVAX  Class C: STVCX

Catalyst Large Cap Value Fund

Class A: LVXAC  Class C: LVXCX

Catalyst International Value Fund

Class A: IVXAX  Class C: IVXCX

Catalyst/SMH High Income Fund

Class A: HIIFX  Class C: HIICX

Catalyst/SMH Total Return Income Fund

Class A: TRIFX  Class C: TRICX

Catalyst/Groesbeck Growth of Income Fund

Class A: CGGAX  Class C: CGGCX   Class I: CGGIX

Catalyst/MAP Global Total Return Income Fund

Class A: TRXAX  Class C: TRXCX

Catalyst/MAP Global Capital Appreciation Fund

Class A: CAXAX  Class C: CAXCX

630 Fitzwatertown Road, Building A, 2nd Floor,

Willow Grove, PA 19090

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Catalyst Value Fund, Catalyst Strategic Value Fund, Catalyst Large Cap Value Fund, Catalyst International Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/Groesbeck Growth of Income Fund, Catalyst/MAP Global Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund dated November 1 , 2011. Each Fund is a separate series of the Mutual Fund Series Trust (formerly known as Catalyst Funds) (“Trust”), an open-end management company organized as an Ohio business trust.  The Catalyst Value Fund's, Catalyst Strategic Value Fund’s, Catalyst/SMH High Income Fund’s, Catalyst/SMH Total Return Income Fund’s and Catalyst/Groesbeck Growth of Income Fund’s Annual Reports to shareholders for the period ended June 30, 2011, and the Semi-Annual Reports to Shareholders for the period ended December 31, 2010 are incorporated herein by reference .  This SAI has been incorporated in its entirety into the Prospectuses. Copies of the Prospectuses, Annual and Semi-Annual Reports may be obtained at no charge from the Trust by writing to the above address or calling 1-866-447-4228.

The Catalyst Funds	1
Investment Restrictions	1
Other Investment Policies	2
Additional Information about Investments and Risks	3
Disclosure of Portfolio Holdings	23
Trustees and Officers	24
Principal Shareholders	28
Advisor and Sub-Advisors	36
Code of Ethics	41
Transfer Agent, Fund Accounting Agent and Administrator	41
Custodian	41
Independent Registered Public Accounting Firm	41
Counsel	41
Distributor	41
Proxy Voting Policy	44
Portfolio Turnover	44
Portfolio Transactions	44
Purchase and Redemption of Shares	46
Reduction of Up-Front Sales Charge on Class A Shares	47
Waivers of Up-Front Sales Charge on Class A Shares	48
Exchange Privilege	48
Net Asset Value	48
Tax Information	49
Investments In Foreign Securities	49
Backup Withholding	50
Foreign Shareholders	51
Financial Statements	51
Appendix A	52
Appendix B	54
Appendix C	57
Appendix D	58
Appendix E	61

THE CATALYST FUNDS

The Mutual Fund Series Trust (formerly known as Catalyst Funds) (“Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on February 27, 2006. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Catalyst Value Fund (the “Value Fund”), Catalyst Strategic Value Fund (the “Strategic Value Fund”), Catalyst Large Cap Value Fund (the “Large Cap Fund”), Catalyst International Value Fund (the “International Fund”),  Catalyst/SMH High Income Fund (the “High Income Fund”), Catalyst/SMH Total Return Income Fund (the “TRI Fund”), Catalyst/Groesbeck Growth of Income Fund (the “GOI Fund”), Catalyst/MAP Global Total Return Income Fund (the “Global TRI Fund”) and Catalyst/MAP Global Capital Appreciation Fund (the “Global Appreciation Fund” and collectively, the “Funds” ) are each separate non-diversified series of the Trust. There are currently several other series (or funds) and additional series may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.

Catalyst Capital Advisors LLC (“Catalyst”) acts as Advisor to the Funds.

The Trust does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. There can be no assurance that a series will grow to an economically viable size, in which case the Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.   No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Each Fund offers two classes of shares:  Class A and Class C Shares.  The Value Fund and GOI Fund also offer Class I Shares. Each share class represents an interest in the same assets of a Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Funds and cannot be changed unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of that Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of that Fund.

As a matter of fundamental policy, the Funds may not:

(a)

borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(b)

issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c)

engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(d)

purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(e)

purchase physical commodities or forward contracts relating to physical commodities;

(f)

make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

(g)

invest 25% or more of its total assets in a particular industry or group of industries other than other investment companies. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Funds:

(a)

No Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  Rule 144A securities with registration rights are not considered to be illiquid;

(b)

No Fund will purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques;

(a)

No Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings.  No Fund will mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the Fund shall maintain asset coverage of 300% of all borrowing.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation;

(b)

No Fund will purchase any security while borrowings (including reverse repurchase transactions) representing more than one third of its total assets are outstanding.

Temporary Defensive Positions

From time to time, the Funds may take temporary defensive positions, which are inconsistent with a Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, a Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although a Fund would do this only in seeking to avoid losses, the Fund will be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.  A Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of any Fund, the following policies supplement the investment objective and policies of the Funds as set forth in the Prospectus.

Common Stocks. The Funds may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Funds may also invest in warrants and rights related to common stocks.

Investments in Small and Unseasoned Companies.  Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management.  In addition, they often face competition from larger or more established firms that have greater resources.  Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.  To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price.  Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Securities of Other Investment Companies. The Funds may invest in securities issued by other investment companies. Each Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC rule or exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by a Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the "5% Limitation"); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the "10% Limitation"); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Catalyst Funds intend to rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

Exchange Traded Funds.  Each Fund may invest in a range of exchange-traded funds ("ETFs").  An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day.  Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies, see "Securities of Other Investment Companies" above.

When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF. These risks could include those associated with small companies, illiquidity risk, sector risk, foreign and emerging market risk, short selling, leverage as well as risks associated with fixed income securities, real estate investments, and commodities.  ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

When a Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, a Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which each Fund may be more heavily invested will vary.

To offset the risk of declining security prices, the Funds may invest in inverse ETFs.  Inverse ETFs are funds designed to rise in price when stock prices are falling.   Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis.  For example, if an inverse ETFs current benchmark is the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 5%).  Under the 1940 Act, the Funds may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless: (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies to invest in the various series of the iShares Trust and iShares, Inc. (“iShares Funds”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Funds may seek to qualify to invest in iShares Funds in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Funds from allocating its investments in the manner that the Fund’s advisor, considers optimal, or cause the Fund to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”) as an alternative. The Funds may also invest in Other Investment Companies or Stock Baskets when the advisor believes they represent more attractive opportunities than similar ETFs. The Fund’s investments in Other Investment Companies will be subject to the same 3% Limitation described above.

ETFs or Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse or leveraged securities could cause a Fund to suffer significant losses.

Closed-End Investment Companies.  The Funds may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below.  The Funds, together with any company or companies controlled by the Funds, and any other investment companies having a sub-adviser as an investment adviser, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Funds may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of that fund’s shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds. The Funds may also invest in preferred shares of closed-end funds.

An investor in the Funds should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through the Funds he will bear not only his proportionate share of the expenses of the Funds (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds.  An investor may incur increased tax liabilities by investing in the Funds rather than directly in the underlying funds.

Business Development Companies (BDCs) and Special Purpose Acquisition Companies (SPACs). The Funds may invest in BDCs and SPACs.  Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs.  For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or in thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt instruments that mature in one year or less.  SPACs typically hold 85% to 100% of the proceeds raised from their IPO in trust to be used at a later date for a merger or acquisition. The SPAC must sign a letter of intent for a merger or acquisition within 18 months of the IPO. Otherwise it will be forced to dissolve and return the assets held in the trust to the public stockholders. However, if a letter of intent is signed within 18 months, the SPAC can close the transaction within 24 months. In addition, the target of the acquisition must have a fair market value that is equal to at least 80% of the SPAC’s assets at the time of acquisition and a majority of shareholders voting must approve this combination with no more than 20% of the shareholders voting against the acquisition and requesting their money back. When a deal is proposed, a shareholder can stay with the transaction by voting for it or elect to sell his shares in the SPAC if voting against it.  SPACs are more transparent than private equity as they may be subject to certain SEC regulations, including registration statement requirements under the Securities Act of 1933 and 10-K, 10-Q and 8-K financial reporting requirements.  Since SPACs are publicly traded, they provide limited liquidity to an investor (i.e. investment comes in the form of common shares and warrants which can be traded).  Other than the risks normally associated with IPOs, SPACs’ public shareholders' risks include limited liquidity of their securities (as shares are generally thinly traded), loss of 0-15% of their investments (resulting from the SPACs operating costs) if no deals are made and lack of investment diversification as assets are invested in a single company.

Options on Securities. A Fund may purchase put options only on equity securities (including securities of ETFs) held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an “over-the-counter” transaction). Each Fund may write (sell) “covered” call options and purchase options in a spread to hedge (cover) written options, and to close out options previously written by it.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer (seller) of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security upon exercise of a call option subject to the Options Clearing Corporation (“OCC”), a writer is required to deposit in escrow the underlying security or other assets in accordance with the OCC rules.

The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the particular Fund.

A Fund may write only call options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying security or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that security . In addition, a Fund will not permit the call to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the “premium”. A Fund’s obligation as the writer of a call option to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. A Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do unless the Fund arranges to have its Custodian segregate sufficient cash or liquid assets as described above), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when the Fund may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security, cash or other liquid assets covering the call will be maintained either in a segregated status by the Fund’s Custodian or on deposit in escrow in accordance with the OCC rules.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value which is the mean of the closing bid and asked prices, after closing rotation is completed (i.e., after such closing prices are computed, currently at 4:02 p.m. and 4:15 p.m., depending on the type of contract), the closing prices as of the time at which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange).  The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot effect such a closing transaction, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to the Fund, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option.  It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

In order to write a call option, a Fund is required to comply with the OCC rules and the rules of the various exchanges with respect to collateral requirements.

A Fund may also purchase put options so long as they are listed on an exchange. If a Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that the advisor feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put option’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put option’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Fund may write put options on a fully covered basis on a stock the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. If a Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the “premium”. A Fund’s obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, that is not covered by the Fund’s having an immediate and absolute right to sell such securities, a Fund will segregate with its Custodian, or pledge to a broker as collateral any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier, which will be adjusted daily to the option’s current market value.

A Fund may purchase a call option or sell a put option on a stock (including securities of ETFs) it may purchase at some point in the future. The purchase of a call option or sale of a put option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will normally not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If a Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by a Fund to the seller of the call option is known as the “premium”. If during the period of the option the market price of the underlying security remains at or below the exercise price, a Fund will be able to purchase the security at the lower market price. The profit or loss a Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.  If, during the period of the call option, the market price for the underlying security is at or below the call option’s strike price, the call option will expire worthless, representing a loss of the price a Fund paid for the call option, plus transaction costs.

Stock Index Options. Except as described below, a Fund will write call options on stock indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts or the Fund arranges with its Custodian to segregate cash or other liquid assets equal in value to the exercise liability of the call option adjusted daily to the option’s current market value. When a Fund writes a call option on a broadly-based stock market index, it will segregate with its custodian, and/or pledge to a broker as collateral for the option, any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated or pledged falls below 100% of the current stock index value times the multiplier times the number of contracts, a Fund will so segregate and/or pledge an amount in cash or other liquid assets or securities equal in value to the difference. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities (including common stocks) in a segregated account with the Custodian, it will not be subject to the requirements described in this section.

Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer.  Although a Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call or put option writer, is unable to effect an offsetting closing transaction in a secondary market, and does not arrange with its Custodian to segregate cash or other liquid assets equal in value to the Fund’s exercise liability of the option adjusted daily to the option’s current market value, it will, for a call option it has written, not be able to sell the underlying security until the call option expires and, for a put option it has written, not be able to avoid purchasing the underlying security until the put option expires.

Risks of Options on Stock Indexes. Each Fund’s purchase and sale of options on stock indexes will be subject to risks described above under “Risks of Transactions in Stock Options”. In addition, the distinctive characteristics of options on stock indexes create certain risks that are not present with stock options.

Since the value of a stock index option depends upon the movements in the level of the stock index, rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes is subject to the advisor’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires skills and techniques different from predicting changes in the price of individual stocks.

Stock index prices may be distorted if trading of certain stocks included in the stock index is interrupted. Trading in the stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the stock index. If this occurred, a Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the stock index, for example, the S&P 100 or S&P 500 index option.

Trading in stock index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional stock index option contracts have been introduced, including options on industry stock indexes. Although the markets for certain stock index option contracts have developed rapidly, the markets for other stock index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all stock index option contracts. Fund will not purchase or sell stock index option contracts unless and until, in the advisor’s opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, or (c) to manage the duration of a portfolio’s fixed income investments.

Hedging activity in a Fund may include buying or selling (writing) put or call options on stocks, shares of exchange traded funds or stock indexes, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures.  The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. A Fund may hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk and they cannot be for speculation.

The Funds may engage in transactions in futures contracts and options on futures contracts.  The Funds may purchase and sell futures contracts and options thereon only to the extent that such activities are consistent with the requirements of General Regulations Section 4.5 (“Rule 4.5”) promulgated under the Commodity Exchange Act, as amended (the “CEA”), by the Commodity Futures Trading Commission (the “CFTC”), under which each of these Funds is excluded from the definition of a “commodity pool operator.”  Under Rule 4.5, as amended effective August 8, 2003, a Fund may engage in futures transactions without limitation, if the Fund (1) makes the following disclosures in writing to each participant, whether existing or prospective; (2) submits to such special calls as the CFTC may make to require the Fund to demonstrate compliance with Rule 4.5(c); and (3) files a notice of eligibility under Rule 4.5 with the National Futures Association (“NFA”).  As required by Rule 4.5, shareholders are hereby notified that each advisor, which have each claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.  Each of the Funds has filed under Rule 4.5 with the NFA the requisite notice of eligibility, or a supplemental notice of eligibility to its previously filed notice of eligibility to complete or accurately update such notice.

Convertible Securities. The Funds may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Preferred Stock. The Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Warrants. The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

United States Government Obligations. The Funds may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Funds may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.  See “Foreign Investment Risk.”

Bank Obligations. Each Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments will be in bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the advisor acting as agent, for no additional fee, in its capacity as advisor to a Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor.  Master Notes typically are not rated by credit rating agencies.

The Funds may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). The Funds may also invest in commercial paper that is not rated but is determined by the advisor, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality.

Other Fixed Income Securities. Other fixed income securities in which the Funds may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities.

The Funds may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act).

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. These notes must satisfy the same quality standards as commercial paper investments. Unrated variable and floating rate notes purchased by a Fund must be determined by the advisor under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, a Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Investments. The Funds may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, and exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Funds to currency fluctuation risks.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Depositary Receipts. Each Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets. Each Fund may invest in securities of issuers located in “emerging markets” (lesser developed countries located outside of the U.S.) or ETFs or other investment companies that invest in emerging market securities. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Brady Bonds. The Funds may invest in “Brady Bonds,” which are issued by certain Latin American countries in connection with restructurings of their debt. The Brady Bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Brady Bonds do not have a long payment history and, due to the loan default record for Latin American public and private entities, may be considered speculative investments. They may be collateralized or uncollateralized and are issued in various currencies. They are actively traded in the over-the-counter secondary market for debt of Latin American issuers.

When-Issued and Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to a Fund until settlement. The Funds will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of a Fund’s total assets, less liabilities other than the obligations created by these commitments.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the advisor, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Advisor, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by a Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on a Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect a Fund’s ability to sell securities at their fair value. Each Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in a Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A description of the quality ratings of certain NRSROs is contained in Appendix A.

Zero Coupon Securities. The Funds may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Each Fund anticipates that it will not normally hold zero coupon securities to maturity. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Forward Foreign Currency Exchange Contracts. A Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by a Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Futures Contracts. Each Fund may invest in futures contracts and options thereon (stock index futures contracts, interest rate futures contracts or currency futures contracts or options thereon) to hedge or manage risks associated with the Fund’s securities investments.  When a futures contract is executed, each party deposits with a futures commission merchant (“FCM”) or broker (“Custodian”), or in a segregated custodial account, a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the FCM or broker or segregated custodial account. In the case of options on futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in the futures contract and related margin account.  If the option is exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index, interest rate or currency price, as applicable, on the expiration date is delivered.

As required by the 1940 Act, a Fund may purchase or sell futures contracts or options thereon only if the Fund’s liability for the futures position is “covered” by an offsetting position in a futures contract or option thereon, or by the Fund’s segregating liquid assets equal to the Fund’s liability on the futures contract or option thereon, which are adjusted daily to equal the current market value of Fund’s liability on the futures contract or option thereon.  To enter into a futures contract, an amount of cash, U.S. Government securities, or other liquid securities or assets, equal to the market value of the futures contract, is segregated with the Custodian and/or in a margin account with a FCM or broker, and this amount of cash or cash equivalents is adjusted daily to the current market value of the futures contract to collateralize the position and thereby ensure that the use of such futures is unleveraged.  Alternatively, a Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or other liquid securities or assets.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close positions in futures or options thereon also could have an adverse impact on a Fund’s ability to hedge or manage risks effectively.

Successful use of futures by a Fund is also subject to the advisor’s  ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisor may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. A Fund will purchase or sell futures contracts (or related options thereon) in accordance with the CFTC regulations described above.

Interest Rate Futures. A Fund may purchase an interest rate futures contract as a hedge against changes in interest rates. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Thus, if a Fund holds long-term debt obligations and the advisor anticipates a rise in long-term interest rates, the Fund could, instead of selling its debt obligations, enter into an interest rate futures contract for the sale of similar long-term securities. If interest rates rise, the value of the futures contract would also rise, helping to offset the price decline of the obligations held by the Fund. A Fund might also purchase futures contracts as a proxy for underlying securities that it cannot currently buy.

Stock Index Futures. A Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

A Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the advisor anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against a Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities, which may later be purchased in a more advantageous manner.

A Fund’s successful use of stock index futures contracts depends upon the advisor’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund’s portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of a Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to a Fund is theoretically unlimited when the Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Funds may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A Fund may write only foreign currency options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency.  A Fund may write put options on a fully covered basis on a currency the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, a Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” above.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect a Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if a Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

REITs. The Funds may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Structured Securities. The Funds may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. The Funds may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. The Funds may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. The Funds may invest in assignments of and participations in loans issued by banks and other financial institutions.

When the Fund purchases assignments from lending financial institutions, the Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in a Fund having a contractual relationship with the lending financial institution, not the borrower. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, a Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

A Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

A Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of a Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. A Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by CSAM to be creditworthy.

When a Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations or Assignments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

Restricted and Illiquid Securities. A Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, a Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. A Fund’s valuation of these securities will reflect relevant liquidity considerations.  Under criteria established by the Funds’ Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, each Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

Restricted securities in which a Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. Each advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Funds are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the advisor, as liquid and not subject to the investment limitations applicable to illiquid securities.

Repurchase Agreements. Securities held by a Fund may be subject to repurchase agreements. These transactions permit a Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities.  Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the Advisor deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of the Funds’ securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. The Funds will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. No Fund may enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund’s obligation to repurchase the securities.

Loans of Portfolio Securities. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders’ and custodial fees, including fees to an advisor or its affiliate, in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of an advisor,  the Administrator or Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Short Sales Against The Box. The Funds may engage in short sales against the box. In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Funds may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund’s custodian or qualified sub-custodian. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

A Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Municipal Securities.  Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.  Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax.  Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds.  There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody's and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

Each Fund may invest in "private activity" bonds.  Each Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers.  A participation interest gives a Fund an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal securities.  These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states.  In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ Board of Trustees has adopted Portfolio Holdings Disclosure Policies and Procedures (the “Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interests of Fund shareholders and the interests of the Funds’ advisors, principal underwriters, or affiliated persons of the Funds, advisors or principal underwriters.  This Policy is applicable to each advisor to the Funds.

The Policy is intended to prevent the misuse of material non-public information regarding the portfolio holdings of the Funds (“Holdings Information”).  Holdings Information will be disclosed to selected third parties only when the Funds have a legitimate business purpose for doing so, and the Recipients (as defined below) are subject to a duty of confidentiality (including a duty not to trade based on the non-public information).  Under this Policy, the receipt of compensation by a Fund, an advisor or an affiliate as consideration for disclosing Holdings Information will not be deemed a legitimate business purpose.  Recipients will receive Holdings Information only after furnishing written assurances to the advisor and/or the Funds that the Holdings Information will remain confidential, and Recipients and persons with access to the Holdings Information will be prohibited from trading based on the Information.  In all instances, Holdings Information will be disclosed only when consistent with the antifraud provisions of the federal securities laws and the advisor’s fiduciary duties, and the advisor’s and Fund’s obligations to prevent the misuse of material, non-public information.

Pursuant to the policy, the Funds, the advisors, and their agents are obligated to:

•

Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

•

Ensure that Holdings Information is not provided to a favored group of clients or potential clients; and

•

Adopt such safeguards and controls around the release of Holdings Information so that no client or group of clients is unfairly disadvantaged as a result of such release.

Pursuant to the policy, the following is a summary of the third parties to which portfolio holdings information may be shared and the time frame in which the information is shared:

•

To the public in required filings with the SEC, as soon as made public.  Filing are generally made within 60 days after the relevant fiscal period.

•

To the Fund’s Advisor, transfer agent, fund accountant and administrator have access to the Fund’s holdings on a daily basis without delay.

•

To the Fund’s auditor, legal counsel and proxy voting services (if applicable) have access to the Fund’s portfolio holdings information on an as needed basis without delay.

•

Pricing services, printers, merger partners, new advisers or sub-advisers to the fund have access to the Fund’s portfolio holdings information on an as needed basis, usually without delay.

The following policies and procedures will apply to the disclosure of listings of portfolio holdings for one or more of the Funds by the applicable advisor and the Funds:

SEC Filings.  The Funds must disclose their complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter end of the Funds’ fiscal year or the Form N-CSR on the second and fourth quarter of the Funds’ fiscal year.  The N-Q report is not required to be mailed to shareholders, but is made public through the SEC electronic filings.

The Funds must provide either complete portfolio holdings or summaries of their portfolio holdings to shareholders in tabular or graphical format by identifiable categories (e.g., industry sector, geographic region, credit quality, or maturity) according to the percentage of net assets.  The ruling requires at least disclosure of the top 50 holdings (based on percentage of net assets) and any investment exceeding 1% of the Fund's net asset value.  This change is intended to provide a more concise and investor-friendly presentation of the allocation of a Fund's investments across asset classes.

Service Providers.   Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis, with no lag time, to the Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund.  The Fund~~s~~ may also release portfolio information on an as needed basis, with varying lag times, to other third parties providing services to the Fund.   The Fund discloses portfolio holdings to its auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors.  The information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time, with no lag time, and information may be given to proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors at intervals and lag times which will vary.

Other Disclosure.  The advisors and the Funds currently do not disclose Holdings Information except as noted above.  The CCO may authorize providing non-public Holdings Information of the Funds that is current as  of thirty business days after the month-end to third-party rating and ranking organizations  (each a “Recipient”) for use in connection with their rating or ranking of the Funds. The disclosure may include additional information; however, any such additional information provided to a Recipient shall not include any material information about the Funds’ trading strategies or pending transactions.

The CCO may approve the distribution in an electronic format of non-public Holdings Information posted on the public Internet site of the Company to Recipients and rating agencies upon request, and such Recipients and rating agencies will not be required to execute a Nondisclosure Agreement.

Occasions may arise where an advisor, the Funds or an affiliate may have a conflict of interest in connection with a Recipient’s request for disclosure of Holdings Information.  In order to protect the interests of shareholders and the Funds and to ensure no adverse effect on the shareholders or the Funds, in the limited instances where a Designated Person is considering making non-public Holdings Information, the Designated Person will disclose the conflict to the CCO.  If the CCO determines, to the best of his knowledge following appropriate due diligence, that the disclosure of non-public Holdings Information would be in the best interests of shareholders, and the Funds and will not adversely effect the shareholders or the Funds, the CCO may approve the disclosure.  The CCO will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the Board of the Fund for its review at a subsequent Board meeting.  Any such exceptions log shall be retained in the Fund’s records.

The Funds and the advisors will not enter into any arrangement providing for the disclosure of Holdings Information for the receipt of compensation or benefit of any kind in return for the disclosure of the Holdings Information.  The Board of Trustees exercises oversight of the disclosure of Portfolio Holdings by reviewing quarterly reports presented by the Funds' CCO regarding violations of the Funds' policies, exceptions to the policies, and new arrangements for disclosing Portfolio Holdings.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or an advisor or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the advisor, the performance of the Funds, the advisor’s costs and the profitability of the agreements to the advisor, ancillary benefits to the advisor or their affiliates in connection with its relationship to the Funds and the amount of fees charged in comparison to those of other investment companies.

The Audit Committee consists of the Independent Trustees of the Trust. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Funds’ internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board.

The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement.  The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	2 2	None
Tiberiu Weisz c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	2 2	None
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	2 2	None

Interested Trustee* and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jerry Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Since 7/2006

Managing Member, Catalyst Capital Advisors LLC, 1/2006- present;

President, Abbington Capital Group LLC, 1998- present;

President, Cross Sound Capital LLC, 6/2011 to present;

President, Mutual Advisors, Inc., 3/2011 to present ;

CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010;

SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006;

				2 2	None
Christopher Anci 420 Lexington Avenue New York, NY 100 17 Year of Birth: 1968	President, Principal Executive Officer	Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 1/2004); President of LM Anderson Securities, a broker-dealer, since 2/2002.	N/A	N/A
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 11/2001 to 12/2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 11/2001 to 12/2004.

				N/A	N/A

* The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of a Fund advisor.

The Trust is led by Mr. Jerry Szilagyi, who has served as the Chairman of the Board since 2010.  Mr. Szilagyi is an interested person by virtue of his controlling interest in Catalyst Capit a l Advisors LLC, investment adviser to certain of the Funds.  The Board of Trustees is comprised of Mr. Szilagyi, an Interested Trustee, and Mr. Tobias Caldwell, Mr. Tiberiu Weisz and Dr. Bert Pariser, each   Independent Trustees.  The Trust does not have a Lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting.  Under the Trust’s bylaws and governance guidelines, the Chairman of the Board is responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each Board meeting and between Board meetings.  The Trustees believe this is the most appropriate leadership structure for the Trust given Mr. Szilagyi’s background in the investment management industry and his experience in providing both advisory and administrative services to other mutual funds.

Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on the Board’s Audit Committee.   The Board’s Audit Committee is a standing independent committee with a separate chair.  In its risk oversight role, the Board oversees risk management, and the full Board engages in discussions of risk management and receives reports on investment and compliance risk from the Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial reporting risk to be within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information. The Board also meets with and receives reports from the Trust’s independent registered public accounting firm.  During the fiscal year ended June 30, 2011, the Audit Committee met five times.

Mr. Szilagyi is the managing member of Catalyst Capital Advisors, an original sponsor of the Trust.  Mr. Szilagyi has many years of experience managing mutual funds and providing administrative services to other mutual funds.  His experience in the investment management industry makes him uniquely qualified to serve as the Trust’s Chairman.

Mr. Caldwell is the manager of a real estate investment firm.  Mr. Caldwell’s experience in the real estate and investment industries provides the Board with an additional perspective and understanding of investment strategies used by advisers to the Funds.

Mr. Weisz is an attorney and provides the Board with insight and experience regarding their duties and standards of care as well as legal procedures related to the Board’s responsibilities.

Dr. Pariser in the managing partner of a technology consulting firm and has served on the Boards of many other companies.  His experience with other Boards provides the Trustees with insight as to the manner in which matters are handled in other corporate settings, including the hiring and use of professionals such as counsel and audit firms.

Share Ownership in the Funds

Fund Shares Owned by Trustees as of December 31, 2010

Name of Trustee	Mr. Caldwell	Mr. Weisz	Dr. Pariser	Mr. Szilagyi
Dollar Range of Equity Securities in Value Fund	$1-$10,000	Over $100,000	$50,001-$100,000	Over $100,000
Dollar Range of Equity Securities in Strategic Value Fund	None	None	None	Over $100,000
Dollar Range of Equity Securities in the High Income Fund	None	$10,001-$50,000	$10,001-$50,000	Over $100,000
Dollar Range of Equity Securities in the TRI Fund	None	None	$1-$10,000	Over $100,000
Dollar Range of Equity Securities in GOI Fund	None	None	$1-$10,000	$10,001-$50,000
Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust	$1-$10,000	Over $100,000	$50,001-$100,000	Over $100,000

The Large Cap Value, International Value, Global TRI and Global Capital Appreciation Funds were not in operation as of December 31, 2010.

Compensation of the Board of Trustees

Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Funds, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The “interested persons” of the Trust receive no compensation from the Funds.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2011.  The Trust has no retirement or pension plans.  The Large Cap Value, International Value, Global TRI and Global Capital Appreciation Funds were not in operation during the Trust’s fiscal year ended June 30, 2011.

Compensation Table
Name of Person, Position(s)	Mr. Caldwell	Mr. Weisz	Dr. Pariser	Mr. Szilagyi **
Aggregate Compensation from the Value Fund	$968	$821	$821	$0
Aggregate Compensation from the Strategic Value Fund	$675	$581	$581	$0
Aggregate Compensation from the High Income Fund	$968	$821	$821	$0
Aggregate Compensation from the TRI Fund	$968	$821	$821	$0
Aggregate Compensation from the GOI Fund	$968	$821	$821	$0
Total Compensation from Fund Complex*	$14,850	$12,600	$12,600	$0

* The ‘Fund Complex’ includes Mutual Fund Series Trust and Variable Insurance Trust, a registered open-end investment company with series currently in registration.

** Mr. Szilagyi is compensated by Abbington Capital Group LLC for administrative support services to the Trust.  Please see the “Transfer Agent, Fund Accounting and Administrator” section for more details.

PRINCIPAL SHAREHOLDERS

Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the advisory agreement with the advisor.  Persons owning 25% or more of the outstanding shares of a Fund (or a class of shares of a Fund) may be deemed to control the Fund (or class of the Fund). Below are the beneficial and/or record holders of 5% or more of each fund.

Catalyst Value Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Value Fund Class A shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
American Enterprise P.O. Box 9446 Minneapolis, MN 55474	981,250.130	16.92%
LPL Financial Services 9785 Towne Centre Drive San Diego, CA 92121-1968	740,639.981	12.77%
Charles Schwab & Co 101 Montgomery Street San Francisco, CA	522,622.640	9.01%
Prudential Investment 100 Mulberry Street Newark, NJ 07102	490,076.762	8.45%
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	446,322.285	7.70%

As of October 3 , 2011, securities of the Catalyst Value Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst Value Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Value Fund Class C shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
First Clearing LLC 10700 Wheat First Drive Glen Allen, VA	373,082.151	31.03%*
LPL Financial Services 9785 Towne Centre Drive San Diego, CA 92121-1968	122,134.399	10.16%
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	76,650.715	6.21%
American Enterprise Investment Serv. 70400 Ameriprise Financial Center Minneapolis, MN 55474	78,424.119	6.52%

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 3 , 2011, securities of the Catalyst Value Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst Value Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Value Fund Class I shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Charles Schwab & Co 101 Montgomery St. San Francisco, CA	26,628.130	17.68%
Oppenheimer & Co 125 Broadway New York, NY	25,663.266	17.04%
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	25,362.503	16.84%
NFS FMTC 2609 Cascade Way Longview, WA 98632	16,066.838	10.67%
Fahnstock & Co., Inc. 260 West End Ave. New York, NY 10023	9,615.405	6.38%

As of October 3 , 2011, securities of the Catalyst Value Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class I shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst Strategic Value Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Strategic Value Fund Class A shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Services 9785 Towne Centre Drive San Diego, CA 92121-1968	128,007.896	34.83%*
American Enterprise P.O. Box 9446 Minneapolis, MN 55474	99,858.430	27.17%*
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	40,232.466	10.95%
American Enterprise Inv Svcs 707 2nd Ave. South Minneapolis, MN 55402	24,019.198	6.54%
Catalyst Capital Advisors 5 Abbington Dr. Lloyd Harbor, NY 11743	20,588.393	5.60%

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3 , 2011, securities of the Catalyst Strategic Value Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst Strategic Value Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Strategic Value Fund Class C shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Stifel Nicolaus & Co 501 North Broadway St. Louis, MO 63102	8,139.518	42.90%*
American Enterprise Inv. Serv. P.O. Box 9446 Minneapolis, MN 55474	6,640.358	35.00%*
LPL Financial Services 9785 Towne Centre Drive San Diego, CA 92121-1968	2,233.139	11.77%
Oppenheimer & Co 125 Broadway New York, NY	1,404.007	7.40%

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 3 , 2011, securities of the Catalyst Strategic Value Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

High Income Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the High Income Fund Class A shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	4,846,818.801	34.84%*

Charles Schwab & Co. Inc. 101 Montgomery St San Francisco, CA	3,473,792.365	24.97%

Prudential 100 Mulberry St., 11th Fl Newark, NJ 07102	812,930.947	5.84%

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3 , 2011, securities of the High Income Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

High Income Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the High Income Fund Class C shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
First Clearing LLC 10700 Wheat First Drive Glen Allen, VA	1,378,096.064	35.49%*

LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	928,401.753	23.91%

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3 , 2011, securities of the High Income Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

TRI Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the TRI Fund Class A shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	1,578,037.312	23.7 6%

American Enterprise P.O. Box 9446 Minneapolis, MN 55474	1,050,380.215	15.81%

Charles Schwab & Co. Inc. 101 Montgomery St San Francisco, CA	644,537.284	9.70%
Prudential 100 Mulberry St., 11th Fl Newark, NJ 07102	552,955.237	8.32%
First Clearing LLC 10700 Wheat First Drive Glen Allen, VA	355,644.012	5.35%

As of October 3 , 2011, securities of the TRI Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

TRI Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the TRI Fund Class C shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
First Clearing LLC 10700 Wheat First Drive Glen Allen, VA	2,828,959.642	57.91%*

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 3 , 2011, securities of the Total Return Income Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

GOI Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the GOI Fund Class A shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Reliance Trust Company 501 North Broadway Atlanta, GA 30362	364,202.513	54.18%*

MG Trust Company 700 17th St. Suite 300 Denver, CO 80202	87,476.539	13.0 1%

Robert P. Groesbeck Emerson, NJ	75, 505.329	11. 2 3%

NFS LLC FBO Dominick & Dominick PST New York, NY	56,975.436	8.48%

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3 , 2011, securities of the GOI Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

GOI Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the GOI Fund Class C shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	5,295.059	89.02%*

UBS Financial 224 S. Remington Road Bexley, OH 43209	454.545	7.64%

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 3 , 2011, securities of the GOI Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

GOI Fund Class I Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the GOI Fund Class I shares on October 3 , 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
RBC Capital Markets Corp. 400 Austin Ave., Suite 1003 Waco, TX 76701	817,911.496	13.42%
RBC Capital Markets Corp. 9788 Carriage Run Ct. Loveland, OH 45140	17,432.336	13.06%
RBC Capital Markets Corp. 18 Arrowhead Wat Darien, CT 06820	10,746.898	8.05%
RBC Capital Markets Corp. 34 Old Chester Rd. Gladstone, NJ 07934	9,399.766	7.04%
RBC Capital Markets Corp. 370 Lexington Ave., 27th Fl New York, NY 10017	9,321.108	6.98%
RBC Capital Markets Corp. 47 Ash Tree Ln. New Caanan, CT 06840	8,955.749	6.71%
RBC Capital Markets Corp. 26 Doral Farm Rd. Stamford, CT 06902	7,856.454	5.89%

As of October 3 , 2011, securities of the GOI Fund Class I shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class I shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst Large Cap Value Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Large Cap Value Fund Class A shares on October 3, 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
David S. Miller 1521 Alton Rd., Box 527 Miami Beach, FL 33139	16,315.285	42.66%*
Ameritrade Inc. PO Box 2226 Omaha, NE 68103	10,000.000	26.15%*
Catalyst Capital Advisors 5 Abbington Dr. Lloyd Harbor, NY 11743	10,000.000	26.15%*

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3, 2011, securities of the Catalyst Large Cap Value Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented 52.30% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst Large Cap Value Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Large Cap Value Fund Class C shares on October 3, 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Catalyst Capital Advisors 5 Abbington Dr. Lloyd Harbor, NY 11743	100.000	100.00%*

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 3, 2011, securities of the Catalyst Large Cap Value Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented 100% of the outstanding Class C shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst International Value Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst International Value Fund Class A shares on October 3, 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
David S. Miller 1521 Alton Rd., Box 527 Miami Beach, FL 33139	16,315.285	42.66%*
Ameritrade Inc. PO Box 2226 Omaha, NE 68103	10,000.000	26.15%*
Catalyst Capital Advisors 5 Abbington Dr. Lloyd Harbor, NY 11743	10,000.000	26.15%*

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3, 2011, securities of the Catalyst International Value Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented 52.30% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst International Value Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst International Value Fund Class C shares on October 3, 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Catalyst Capital Advisors 5 Abbington Dr. Lloyd Harbor, NY 11743	100.000	100.00%*

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 3, 2011, securities of the Catalyst International Value Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented 100% of the outstanding Class C shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst/MAP Global Total Return Income Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/MAP Global Total Return Income Fund Class A shares on October 3, 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
American Enterprise Inv Svcs 707 2nd Ave. South Minneapolis, MN 55402	82,696.403	48.50%*
Charles Schwab & Co. Inc. 101 Montgomery St San Francisco, CA	59,533.808	34.91%*
American Enterprise P.O. Box 9446 Minneapolis, MN 55474	13,395.382	7.86%
Jerry & Isobel Szilagyi 5 Abbington Dr. Lloyd Harbor, NY 11743	10,000.000	5.86%

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3, 2011, securities of the Catalyst/MAP Global Total Return Income Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented 5.86% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst/MAP Global Total Return Income Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/MAP Global Total Return Income Fund Class C shares on October 3, 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	13,390.771	94.32%*

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 3, 2011, securities of the Catalyst/MAP Global Total Return Income Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented 1% of the outstanding Class C shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst/MAP Global Capital Appreciation Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/MAP Global Capital Appreciation Fund Class A shares on October 3, 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
American Enterprise Inv Svcs 707 2nd Ave. South Minneapolis, MN 55402	71,428.294	61.74%*
Charles Schwab & Co. Inc. 101 Montgomery St San Francisco, CA	19,126.153	16.53%
American Enterprise P.O. Box 9446 Minneapolis, MN 55474	9,198.367	7.95%
Jerry & Isobel Szilagyi 5 Abbington Dr. Lloyd Harbor, NY 11743	10,000.000	8.64%

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3, 2011, securities of the Catalyst/MAP Global Capital Appreciation Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented 8.64% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst/MAP Global Capital Appreciation Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst/MAP Global Capital Appreciation Fund Class C shares on October 3, 2011 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
American Enterprise Inv Svcs 707 2nd Ave. South Minneapolis, MN 55402	1,580.629	94.05%*
Peter Swan 2112 Sage Creek Loop Austin, TX 78704	100.000	5.95%

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 3, 2011, securities of the Catalyst/MAP Global Capital Appreciation Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented 1% of the outstanding Class C shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

ADVISOR AND SUB-ADVISORS

Catalyst Capital Advisors LLC has been retained by the Funds under Investment Advisory Agreements to act as each Fund’s advisor, subject to the authority of the Board of Trustees.  Catalyst Capital Advisors was organized under the laws of New York on January 24, 2006.  Catalyst Capital Advisors makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program.  The address of Catalyst Capital Advisors is 5 Abbington Drive, Lloyd Harbor, NY 11743. Jerry Szilagyi, 5 Abbington Drive, Lloyd Harbor, NY 11743, is the controlling member of Catalyst Capital Advisors LLC.

Each Investment Advisory Agreement provides that the advisor will provide the applicable Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of each Investment Advisory Agreement, the advisor manages the investment of the assets of the applicable Fund in conformity with the investment objectives and policies of that Fund. It is the responsibility of the advisor to make investment decisions for the applicable Fund and to provide continuous supervision of the investment portfolios of the Fund.

For its services under each Investment Advisory Agreement, the advisor is paid a monthly management fee at the annual rate of 1.25% of the average daily net assets for the Value Fund and Strategic Value Fund and at the annual rate of 1.00% of the average daily net assets for the Large Cap Fund, International Fund, High Income Fund, TRI Fund, Global TRI Fund, Global Appreciation Fund and GOI Fund.  The advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and other expenses paid by the Funds as detailed in each Fund’s Investment Advisory Agreement. The advisor pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

Except for the expenses described above that have been assumed by the advisor, all expenses incurred in administration of the Funds will be charged to a particular Fund, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Funds are also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

The Investment Advisory Agreement with each Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the applicable Fund.  Each Investment Advisory Agreement may be terminated at any time upon 60 days’ written notice by the relevant Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the advisor and will terminate automatically upon assignment.

Each Investment Advisory Agreement provides that the advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The table below provides information about the advisory fees paid to the Advisor of the Value Fund, High Income Fund, TRI Fund and GOI Fund for each of the fiscal periods ended June 30:

	2009	2010	2011
Value Fund	$0	$290,650	$886,069
High Income Fund	$105,506	$451,738	$980,916
TRI Fund	$0	$19,391	$538,012
GOI Fund	n/a	$0	$14,077
Strategic Value Fund	n/a	n/a	$0

Since the Large Cap, International, Global TRI and Global Appreciation Funds were not in operation during the fiscal year ended June 30, 2011, the Advisor did not earn any advisory fees.

Sub-Investment Advisor – High Income Fund and TRI Fund

SMH Capital Advisors, Inc., an investment advisory firm founded in 1997 (“SMHCA”), has been retained to act as the Sub-Advisor to the Funds under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor.  SMHCA also provides investment advisory services to high net worth individuals, pension and profit sharing plans and charitable organizations. SMHCA is a wholly owned subsidiary of The Edelman Financial Group, Inc., formerly Sanders Morris Harris Group, Inc. The Investment Adviser and the Trustees have chosen to engage SMHCA’s services as Sub-Adviser to the Fund in part because of SMHCA’s prior expertise and performance in advising other accounts similar in objective to that of the Funds.

As compensation for the sub-advisory services it provides to the Funds, the Advisor will pay SMHCA 50% of the net advisory fees earned by the Advisor from each Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Funds. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. For the previous two fiscal years, SMHCA earned the following amounts in sub-advisory fees for its services to the High Income and TRI Funds:

	Fiscal Year Ended June 30, 2011	Fiscal Period Ended June 30, 2010
High Income Fund	$490,458	$225,869
TRI Fund	$269,006	$9,696

Sub-Investment Advisor – GOI Fund

Groesbeck Investment Management Corp. (“GIM”), an investment advisory firm founded in 1993, has been retained to act as the Sub-Adviser to the Fund under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor.  GIM is controlled by Robert Groesbeck, GIM’s President and Chief Compliance Officer.  GIM also provides investment advisory services to high net worth individuals, pension and profit sharing plans and charitable organizations. The Investment Adviser and the Trustees have chosen to engage GIM as Sub-Advisor to the Fund in part because of GIM’s prior expertise and performance in advising other accounts similar in objective to that of the Fund.

As compensation for the sub-advisory services it provides to the Fund, the Investment Adviser will pay GIM 50% of the net advisory fees earned by the Investment Adviser from the Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Adviser by the Investment Adviser will be paid from the Investment Adviser’s management fee and is not an additional cost to the Fund. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. The Sub-Adviser has agreed to pay 100% of the start-up costs of the Fund, which it expects to recoup through sub-advisory fees received. For the fiscal period ended June 30, 2011, GIM earned $ 7,038 in sub-advisory fees for its services to the GOI Fund.

Sub-Investment Advisor – Global TRI Fund and Global Appreciation Fund

Managed Asset Portfolios, LLC (“MAP”)., an investment advisory firm founded in 2000, has been retained to act as the Sub-Advisor to the Funds under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor.  MAP is controlled by Michael Dzialo, MAP’s President and Managing Member.  MAP also provides investment advisory services to high net worth individuals, pension and profit sharing plans and charitable organizations. The Investment Adviser and the Trustees have chosen to engage MAP’s services as Sub-Adviser to the Funds in part because of MAP’s prior expertise and performance in advising other accounts similar in objective to that of the Funds.

As compensation for the sub-advisory services it provides to the Funds, the Advisor will pay MAP 50% of the net advisory fees earned by the Advisor from each Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Funds. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. Since the Global TRI and Global Appreciation Funds were not in operation during the fiscal year ended June 30, 2011, the Sub-Advisor did not earn any sub-advisory fees.

Portfolio Managers –Value Fund, Strategic Value Fund, Large Cap Value Fund and International Value Fund

David Miller is the senior portfolio manager responsible for the day-to-day management of the Catalyst Value Fund, Strategic Value Fund, Large Cap Value Fund and International Value Fund.  Jerry Szilagyi is portfolio manager for the Catalyst Strategic Value Fund. Messrs. Miller and Szilagyi's compensation from the Fund’s advisor is based on a percentage of the overall profits of the advisor.  They are also entitled to a portion of the proceeds if the advisor sells all or a portion of the advisor's business.  They also participate in a pension plan. Todd Walters is portfolio manager for the International Value Fund. Mr. Walter’s compensation from the Fund’s Advisor is a base salary plus discretionary bonus.

Portfolio Managers - High Income Fund and TRI Fund

Subject to the oversight and approval of the Advisor, Mr. Jeffrey Cummer , Mr. Dwayne Moyers and Mr. Morgan Neff , as portfolio managers, have sole responsibility for the day-to-day management of the portfolio of the Funds. Messrs. Cummer , Moyers and Neff ’ s compensation is based on a salary plus a bonus based on the overall profits of SMHCA .. They are also contractually entitled to a portion of the proceeds if the advisor sells all or a portion of the advisor's business.

Portfolio Managers – GOI Fund

Subject to the oversight and approval of the Advisor, Mr. Robert Groesbeck and Mr. Robert Dainesi, as portfolio managers, have primary responsibility for the day-to-day management of the portfolio of the Fund.  Messrs. Groesbeck and Dainesi’s compensation is based on a salary plus a bonus based on the overall profits of GIM. Messrs. Groesbeck and Dainesi are also owners of GIM and therefore benefit for any increase in value of the firm.

Portfolio Managers – Global TRI Fund and Global Capital Appreciation Fund

Subject to the oversight and approval of the Advisor, Mr. Michael Dzialo and Mr. Peter Swan, as portfolio managers, have primary responsibility for the day-to-day management of the portfolio of the Funds.  Mr. Dzialo’s compensation is based on a salary plus the overall profits of MAP. He is also the owner of MAP and therefore benefits from any increase in value of the firm. Mr. Swan’s compensation is based on a salary plus a percentage of the profits from MAP’s mutual fund business. He also participates in a stock appreciation plan for MAP and therefore benefits from any increase in value of the firm if it is sold.

As of June  30, 2011, the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by David Miller, Jerry Szilagyi, Todd Walters, Jeffrey Cummer, Dwayne Moyers, Morgan Neff, Robert Groesbeck, Robert Dainesi, Michael Dzialo and Peter Swan are as follows:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (millions)	Number	Total Assets (millions)	Number	Total Assets (millions)
David Miller	2	$119	0	$0	0	$0
Jerry Szilagyi	1	$5	0	$0	0	$0
Todd Walters	0	$0	0	$0	0	$0
Jeffrey Cummer	4	$297	2	$12	1894	$1,352
Dwayne Moyers	4	$297	2	$12	1894	$1,352
Morgan Neff	4	$297	2	$12	1894	$1,352
Robert Groesbeck	1	$9	0	$0	340	$273
Robert Dainesi	1	$9	0	$0	340	$273
Michael Dzialo	0	$0	1	$11	275	$121
Peter Swan	0	$0	0	$0	150	$54

The advisory fee is not based on the performance of the respective account for any of the registered investment companies, other pooled investment vehicles or other accounts referred to above.

The following table shows the dollar range of equity securities of the Funds beneficially owned by each portfolio manager as of June 30, 2011.

Name of Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
David Miller	Value Fund	$50,001-$100,000
David Miller	Strategic Value Fund	$100,001-$500,000
Jerry Szilagyi	Strategic Value Fund	$100,001-$500,000
Jeffrey Cummer	High Income Fund	$0
Jeffrey Cummer	TRI Fund	$0
Dwayne Moyers	High Income Fund	$0
Dwayne Moyers	TRI Fund	$0
Morgan Neff	High Income Fund	$0
Morgan Neff	TRI Fund	$0
Robert Groesbeck	GOI Fund	$500,001 - $1,000,000
Robert Dainesi	GOI Fund	$100,001-$500,000

Since the Large Cap, International, Global TRI and Global Appreciation Funds had not yet commenced operations as of June 30, 2011, the portfolio managers do not beneficially own any shares of the Funds.

Potential Conflicts of Interest – Advisor and Sub-Advisors

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the advisor or sub-advisors determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where an advisor or sub-advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts.  One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares.  Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

•

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

Each advisor, sub-advisor and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

Catalyst Capital Advisors, SMH Capital Advisors, Inc., Groesbeck Investment Management Corp., Managed Asset Portfolios, LLC , Matrix Capital Group, Inc. and the Funds have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Funds.  Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by the Funds, subject to the restrictions of the code.  The codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Matrix 360 Administration, LLC (“MFS” or the “Transfer Agent” or “Administrator”), a subsidiary of Matrix Capital Group Inc., the Funds' Distributor, provides each Fund with transfer agent, accounting, compliance and administrative services.  MFS is located at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.  MFS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MFS provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, administrative services, and compliance services.  For these services, each Fund pays MFS an annual asset-based fee of 0.15% of net assets up to $60 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.  During the fiscal year ended June 30, 2011, the Value Fund paid accounting and transfer agent fees of $121,323, the Strategic Value Fund paid accounting and transfer agent fees of $10,291, the High Income Fund paid accounting and transfer agent fees of $134,358, Total Return Income Fund paid accounting and transfer agent fees of $82,061 and the GOI Fund paid accounting and transfer agent fees of $16,369. For compliance services, each of the Funds pay MFS $7,000 annually .   For the period ended June 30, 2011, the Strategic Value Fund paid MFS $4,724 for compliance services

Abbington Capital Group LLC (“ACG”), provides the Funds with various management and administrative services.  Funds currently do not  pay ACG for these services.  Jerry Szilagyi is the controlling member of ACG, the controlling member of Catalyst Capital Advisors LLC, an investment advisor to other series of the Trust, and a Trustee of the Trust.

CUSTODIAN

The Huntington National Bank, 41 South High Street, Columbus, OH 43215, serves as the custodian of the Funds.  The custodian has custody of all securities and cash of a Fund.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ independent registered public accounting firm is BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103.  Shareholders will receive annual financial statements, together with a report of independent accountants, and semiannual unaudited financial statements of the Funds.  BBD, LLP will report on the Funds’ annual financial statements, review certain regulatory reports and the Funds’ income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215 , serves as counsel for the Trust and the independent Trustees.

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through Matrix Capital Group, Inc., 420 Lexington Avenue, New York, NY, 10017, (the "Distributor").

Each Fund has entered into a Distribution and Services Agreement whereby the Distributor serves as principal underwriter and distributor of the Funds.  Pursuant to this agreement, the Distributor purchases shares of the Funds for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  The Distributor has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares.  The Distributor receives for its services the applicable sales charge of a Fund’s shares, and reallows a majority or all of such amount to the dealers who sold the shares.  The Distributor may act as such a dealer.  The staff of the SEC takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

Mr. Anci and Mr. Ganley, as officers of the Trust and the Distributor may be deemed to be affiliated persons of the Distributor.

12b-1 Plans

The Funds have adopted plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that any payments made by a Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing.  Under each Funds’ Plan related to the Class A Shares, the Funds incur an annual fee of up to 0.50% of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b-1 Fee”).  Under each Funds’ Plan related to the Class C Shares, the Funds incur an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares (the “Class C 12b-1 Fee”) (the Class A 12b-1 Fee and Class C 12b-1 Fee are collectively referred to as the “12b-1 Fee”).  Brokers receive a 1% commission from the Distributor for the sale of Class C shares.  The Advisor reimburses the Distributor for this expense, and recoups the expense during the first year as it receives 12b-1 payments.
Each 12b-1 Fee may be used to pay a fee on a quarterly basis to broker-dealers, including the Distributor and affiliates of the Distributor, the Advisor, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the respective Fund owned by shareholders with whom the Service Organization has a servicing relationship. The 12b-1 Fees may also be used to reimburse parties for shareholder services and distribution related expenses.
Each Fund’s Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Trust's Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan (the “Qualified Trustees”).  Each Fund’s Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of a Fund or by vote of a majority of the outstanding shares of the Fund.  Any amendment to a Plan to increase materially the amount the Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the respective Fund.  Other material amendments to a Funds’ Plan would be required to be approved by vote of the Board of Trustees, including a majority of the Qualified Trustees.  The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

D ealers who are holders or dealers of record for accounts in one or more of the Funds may receive payments from 12b-1 Fees ..  A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer.   Dealers are compensated differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  From time to time, the Advisor, Sub-Advisor or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of a Fund.  Such compensation provided by the Advisor, Sub-Advisor or Distributor may include financial assistance to dealers that enable the Advisor, Sub-Advisor or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events.  Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the FINRA.  The Advisor, Sub-Advisor and Distributor make payments for events they deem appropriate, subject to applicable law.  These payments may vary depending upon the nature of the event.

The table below states the amounts paid by each Fund’s Class A and Class C shares under the distribution plan for the year ended June 30, 2011.

Fund	Class A Shares	Class C Shares
Value Fund	$156,031	$92,379
Strategic Value Fund	$2,109	$443
High Income Fund	$166,337	$197,988
TRI Fund	$48,316	$196,749
GOI Fund	$12,674	$608

The table below states the principal types of activities for which each Fund made payments under the distribution plan for the year ended June 30, 2011.

Fund	Advertising & Sales Literature	Printing & Mailing of Prospectuses	Compensation to Underwriters	Compensation to Broker Dealers	Compensation to the Advisor for other distribution related expenses	Interest, Carrying or other Financial Charges
Value				$141,035	$19,237	$88,138
Strategic Value				$2,138	$0	$414
High Income				$211,887	$36,219	$116,219
TRI				$73,117	$6,064	$165,884
GOI				$6,779	$5,895	$608

Since the Large Cap, International, Global TRI and Global Appreciation Funds had not yet commenced operations as of June 30, 2011, the funds paid no distribution plan fees.

The Distributor for the Funds received the following commissions and other compensation during the fiscal year ended June 30, 2011.

	Net Underwriting	Compensation
	Discounts and	on Redemptions	Brokerage	Other
	Commissions	and Repurchases	Commissions	Compensation
Value Fund	$30,815	$0	$119,098	$0
Strategic Value	$1,617	$0	$0	$0
High Income Fund	$9,696	$0	$0	$0
TRI Fund	$17,632	$0	$0	$0
GOI Fund	$0	$0	$3,585	$0

Since the Large Cap, International, Global TRI and Global Appreciation Funds had not yet commenced operations as of June 30, 2011, the funds paid no commissions.

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the respective Fund’s Advisor or Sub-Advisor, as follows:

Fund	Responsible Party
Value	Catalyst Capital Advisors LLC
Strategic Value	Catalyst Capital Advisors LLC
Large Cap	Catalyst Capital Advisors LLC
International	Catalyst Capital Advisors LLC
High Income	SMHCA
TRI	SMHCA
GOI	GIM
Global TRI	MAP
Global Appreciation	MAP

The proxy voting delegates may further delegate such proxy voting to a sub-advisor or a third party proxy voting service provider. The proxy voting delegates will vote such proxies in accordance with their proxy policies and procedures.  In some instances, the proxy voting delegates may be asked to cast a proxy vote that presents a conflict between its interests and the interests of a Fund’s shareholders.  In such a case, the Trust’s policy requires that the proxy voting delegate abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  Each proxy voting delegate has developed a detailed proxy voting policy that has been approved by the Board of Trustees.  A copy of the proxy voting policies are attached hereto as Appendix B, Appendix C , Appendix D and Appendix E ..

Information on how the Funds voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228 or on the SEC's Internet site at www.sec.gov.  In addition, a copy of the Funds' proxy voting policies and procedures is also available by calling 1-866-447-4228 and will be sent within three business days of receipt of a request.

PORTFOLIO TURNOVER

Turnover rates are primarily a function of the Funds’ response to market conditions.  The portfolio turnover rate of the Funds for the fiscal periods ended June 30 were as follows:

Fund	2011	2010	2009
Value	123.34%	157.77%	168.92%
Strategic Value	46.29%	N/A	N/A
Large Cap	N/A	N/A	N/A
International	N/A	N/A	N/A
High Income	57.73%	58.16%	24.39%
TRI	60.04%	46.45%	8.43%
GOI	24.56%	10.75%	N/A
Global TRI	N/A	N/A	N/A
Global Appreciation	N/A	N/A	N/A

 Since the Large Cap Fund, International Fund, Global TRI Fund and Global Appreciation Fund had not commenced operations as of the end of the Trust's last fiscal year, they do not have any annual portfolio turnover data to report.  Such information will be provided in future filings.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor and Sub-Advisors attempt to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the Advisor or Sub-Advisors, be reasonable in relation to the value of the brokerage services provided, under each Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor or Sub-Advisor may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor or Sub-Advisor for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor or Sub-Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor’s or Sub-Advisor’s overall responsibilities to the Funds and to their other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Advisor or Sub-Advisor and not solely or necessarily for the benefit of the Funds. The Advisor's or Sub-Advisor’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor or Sub-Advisor as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Funds pay to the Advisor or Sub-Advisor will not be reduced as a consequence of the Advisor's or Sub-Advisor’s receipt of brokerage and research services.  To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisor or Sub-Advisor in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor or Sub-Advisor in carrying out its obligations to the Funds.

Certain investments may be appropriate for the Funds and also for other clients advised by the Advisor or Sub-Advisor. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor or Sub-Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to the Advisor or Sub-Advisor, will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

Each Fund has no obligation to deal with any broker or dealer in the execution of its transactions.  However, it is anticipated that each Fund may place substantially all or a significant portion of its transactions, both in stocks and options, with affiliates of the Advisor or the Distributor. As the level of option writing or stock trading increases, the level of commissions paid by each Fund to the affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliates receive compensation based on the amount of transactions completed, there could be an incentive on the part of the Advisor to effect as many transactions as possible, thereby maximizing the commissions and premiums it receives. In connection with the execution of transactions, subject to its policy of best execution, a Fund may pay higher brokerage commissions to the affiliate than it might pay to unaffiliated broker-dealers.

In order for the affiliated broker to effect any portfolio transactions for the Funds on an exchange, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time.  This standard would allow the affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

Under the Investment Company Act of 1940, persons affiliated with the Advisor, the Distributor (such as Matrix Capital Group, Inc.) or an affiliate of the Advisor or Distributor, may be prohibited from dealing with the Funds as a principal in the purchase and sale of securities.  Therefore, Matrix Capital Group, Inc. will not serve as a Fund’s dealer in connection with over-the-counter transactions.  However, Matrix Capital Group, Inc. may serve as a Fund’s broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions.  Such agency transactions will be executed through the clearing broker.  Pershing LLC is the clearing broker for Matrix Capital Group, Inc.

The Funds will not effect any brokerage transactions in its portfolio securities with Matrix Capital Group, Inc., if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services.  The Investment Advisory Agreements provide that affiliates of affiliates of the Advisor may receive brokerage commissions in connection with effecting such transactions for the Funds.  In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the Trust’s Board of Trustees, be (a) at least as favorable to a Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to a Fund as commissions contemporaneously charged by the affiliated broker on comparable transactions for its most favored unaffiliated customers, except for customers of the affiliated broker considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Fund.  The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to a Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Agreement does not provide for a reduction of the Distributor's or Advisor’s fee by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of the Funds.  While other brokerage business may be given from time to time to other firms, the affiliated brokers will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

A Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Advisor, Sub-Advisor, the Distributor or their affiliates.

The Funds paid the following amounts in commissions (including amounts paid to Matrix Capital Group, Inc.) on the purchase and sale of securities for fiscal periods ended June 30:

Fund	2011	2010	2009
Value	$260,634 ($119,098 paid to Matrix)	$217,302 ($216,517 paid to Matrix)	$22,965 ($22,965 paid to Matrix)
Strategic Value	$6,311 ($0 paid to Matrix)	N/A	N/A
Large Cap	N/A	N/A	N/A
International	N/A	N/A	N/A
High Income	$0	$0	$0
TRI	$52,797 ($0 paid to Matrix)	$3,929 ($70 paid to Matrix)	$149 ($0 paid to Matrix)
GOI	$3,585 ($3,585 paid to Matrix)	$4,185 ($4,185 paid to Matrix)	N/A
Global TRI	N/A	N/A	N/A
Global Appreciation	N/A	N/A	N/A

PURCHASE AND REDEMPTION OF SHARES

Fund shares may be purchased from investment dealers who have sales agreements with a Fund’s Distributor or from the Distributor directly.  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences by offering Class A shares as described below.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class A shares of the Funds.  The example assumes a purchase on June 30, 2011, of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

Fund	Net Asset Value per Share	Per Share Sales Charge*	Per Share Offering Price to Public	Shares Outstanding (June 30, 201 1 )
Value	$14.28	$0.87	$15.15	6,57 2,495
Strategic Value	$11.49	$0.70	$12.19	41 9,481
Large Cap Value	$10.00	$0.61	$10.61	0
International Value	$10.00	$0.61	$10.61	0
High Income	$7.11	$0.35	$7.46	14,044,865
TRI	$6.59	$0.40	$6.99	8, 156,904
GOI	$11.60	$0.71	$12.31	659, 358
Global TRI	$10.00	$0.61	$10.61	0
Global Appreciation	$10.00	$0.61	$10.61	0

*Per Share Sales Charge - 5.75% of public offering price (6.10% of net asset value per share) for Value, Strategic Value, Large Cap Value, International Value, TRI, GOI, Global TRI and Global Appreciation  and 4.75% of public offering price (4.99% of net asset value per share) for High Income. Prior to October 31, 2009, the maximum sales charge for the High Income Fund and the TRI Fund was 4.25%.

Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor.  Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor.  These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in a Fund.  Purchase requests should be addressed to the dealer or agent from which this Prospectus was received which has a sales agreement with the Distributor.  Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares.  It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price).  Reference should be made to the wire order to ensure proper settlement of the trade.  Payment for redemptions of shares purchased by telephone should be processed within three business days.  Payment must be received within seven days of the order or the trade may be canceled, and the dealer or broker placing the trade will be liable for any losses.

REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

Letters of Intent

An investor may qualify for a reduced sales charge on Class A shares immediately by stating his or her intention to invest in Class A shares of one or more of the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge shown in the Funds’ Prospectus under “How to Buy Shares — Class A Shares” and by signing a non-binding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  After signing the Letter of Intent, each investment in Class A shares made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent.  If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased.  When an investor signs a Letter of Intent, Class A shares of a Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted.  If the total purchases of Class A shares made by an investor under the Letter of Intent, less redemptions, prior to the expiration of the 13-month period equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed.  In addition, if the total purchases of Class A shares exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional Class A shares at the then current applicable offering price.  If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and, if after written notice to the investor, he or she does not pay the increased sales charge, sufficient Class A restricted shares will be redeemed at the current net asset value to pay such charge.

Rights of Accumulation

A right of accumulation ("ROA") permits an investor to aggregate shares owned by the investor, his spouse, children and grandchildren under 21 (cumulatively, the "Investor") in some or all of the Funds to reach a breakpoint discount.  This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply).  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

(a)

Investor's current purchase of Class A shares in the Fund; and

(b)

The net asset value (at the close of business on the previous day) of the Class A shares of the Fund held by Investor.

For example, if Investor owned Class A shares worth $40,000 at the current net asset value and purchased an additional $10,000 of Class A shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for a ROA on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

Investments of $1 Million or More

For each Fund, with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES

The Prospectus describes the classes of persons that may purchase shares without an up-front sales charge.  The elimination of the up-front sales charge for redemptions by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

The Funds make available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

EXCHANGE PRIVILEGE

As described in the Funds’ Prospectus under “How To Redeem Shares—Exchange Privilege,” each Fund offers an exchange privilege pursuant to which a shareholder in a Fund may exchange some or all of his shares in any of the funds in the Trust, in the same class shares at net asset value.  The exchange privilege may be changed or discontinued upon 60 days’ written notice to shareholders and is available only to shareholders where such exchanges may be legally made.  A shareholder considering an exchange should obtain and read the prospectus of the Fund and consider the differences between it and the Fund whose shares he owns before making an exchange.  For further information on how to exercise the exchange privilege, contact the Transfer Agent.

NET ASSET VALUE

For each Fund, net asset value ("NAV") per share is determined by dividing the total value of that Fund's assets, less any liabilities, by the number of shares of that Fund outstanding.

The net asset value per share of each Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

Each Fund intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.   Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could only be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

INVESTMENTS IN FOREIGN SECURITIES

The Funds may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Fund's income dividends paid to you.

Pass-Through of Foreign Tax Credits. A Fund may be subject to certain taxes imposed by the countries in which it invests or operates.  If a Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, that Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders.  It is not likely that the Funds will be able to do so.  For any year for which a Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any.  No deduction for foreign taxes may be claimed by individuals who do not itemize deductions.  In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualified dividend income.”

Effect of Foreign Debt Investments and Hedging on Distributions. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. Each Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, each Fund may elect to mark-to-market a PFIC and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are generally not eligible for the reduced rate of tax on “qualified dividend income.”    In the alternative, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require the Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by a Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax.  The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by a Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor.  These exemptions from withholding are effective for distributions of income earned by a Fund in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

FINANCIAL STATEMENTS

The financial statements of the Catalyst Value Fund, the Catalyst Strategic Value Fund, the Catalyst/SMH High Income Fund, the Catalyst/SMH Total Return Income Fund and the Groesbeck/Growth of Income Fund and the independent registered public accounting firm’s report appearing in the Annual Report for the fiscal year ended June 30, 201 1 are incorporated herein by reference. You can obtain the Annual and Semi-Annual Reports without change by calling the Funds at 1-866-447-4228.

Appendix A—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Appendix B

CATALYST CAPITAL ADVISORS LLC

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the recent adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill its responsibilities under the Act, Catalyst Capital Advisors LLC (hereinafter “we” or “our”) has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors.  While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability.  Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions.  Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests.  Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency.  Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to  make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal may impact the financial prospects of a company, and vote accordingly.

We believe that we invest in companies with strong management.  Therefore we will tend to vote proxies consistent with management’s recommendations. However, we will vote contrary to management’s recommendations if we believe those recommendations are not consistent with increasing shareholder value.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value.  We will generally vote in favor of non-incumbent independent directors.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

1.

Requiring senior executives to hold stock in a company.

2.

Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value.  Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-866-447-4228. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities.

Appendix C

SMH CAPITAL ADVISORS, INC.

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Policies

Under normal circumstances, a client is responsible for voting proxies for securities held for a client account.  Under normal circumstances, if a client does not vote the proxies then SMH Capital Advisors may exercise its right to vote the securities if allowed by the advisory agreement.  If SMHCA votes the securities, the SMHCA will consider only those factors that relate to a client investment, including how the vote will economically impact and affect the value of the client’s investment.

Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interest of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect.  In voting on each and every issue, SMHCA and its employees will vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

In the event that a proxy involves a tender offer for the company consent to a change in bond indenture covenants, votes to restructure debt obligations of the company, or a tender offer for bonds held, the SMHCA intends to exercise its right to vote unless specifically prohibited by client advisory agreement.

Proxy Voting Procedures

In the event that SMH Capital Advisors exercises its right to vote a proxy, all proxies and ballots will be logged in upon receipt and the materials will be forwarded to the appropriate parties.

Prior to voting, the investment adviser representative will verify that he or she has the authority to vote, and if so, will determine whether his or her voting is subject to guidelines issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries).  The investment adviser representative will promptly vote proxies received in the manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefits plan, the plan’s trustee or other fiduciaries). The investment adviser representative will keep records on how he or she voted on each issue.  The proxy will then be filed in the proper client’s file and becomes a permanent part of the records of SMHCA.

Appendix D

GROESBECK INVESTMENT MANAGEMENT CORP.

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Policies

The act of managing assets of clients may include the voting of proxies related to such managed assets. Where the power to vote in person or by proxy has been delegated to the investment adviser, the investment adviser has the fiduciary responsibility for (a) voting in a manner that is in the best interests of the client, and (b) properly dealing with potential conflicts of interest arising from proxy proposals being voted upon.

The policies and procedures of Groesbeck Investment Management ("the Adviser") for voting proxies received for accounts managed by the Adviser are set forth below and are applicable if:

• The underlying advisory agreement entered into with the client expressly provides that the Adviser shall be responsible to vote proxies received in connection with the client’s account; or

• In case of an employee benefit plan, the client (or any plan trustee or other fiduciary) has not reserved the power to vote proxies in either the underlying advisory agreement entered into with the client or in the client’s plan documents.

These Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in an appropriate manner and should complement the Adviser’s investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies which are issuers of securities held in managed accounts.

Proxy Voting Guidelines

It is the policy of the firm to encourage our clients to vote their own proxies. In the event that a client directs in writing that we are to handle that responsibility, the following guidelines will apply.

• The portfolio manager will vote proxies in an informed, responsible and timely manner in the best interests of the client.

• The firm will keep adequate voting records, as well as any documents used in making voting decisions.

• If the portfolio manager has a material conflict of interest in a proxy issue, he/she will disclose such conflict to the client and request instruction from the client, clearly indicating the timeframe for a response. In the absence of client instruction, the portfolio manager may delegate the voting to an informed, neutral third party or may convene a committee to discuss and vote on the issue.

• When requested to do so in writing by the client, the firm will provide a record of proxy voting to the client for whom we perform that service.

• Written procedures have been developed to comply with this policy and will be reviewed and revised, if necessary, on a regular basis.

• Groesbeck Investment Management reserves the right to amend these policies and procedures at any time and may do so without prior notice to clients.

Proxy Voting Policies

In the absence of specific voting guidelines from a client, Groesbeck Investment Management will vote proxies in a manner that is in the best interest of the client, which may result in different voting results for proxies for the same issuer. The Adviser shall consider only those factors that relate to the client's investment or dictated by the client’s written instructions, including how its vote will economically impact and affect the value of the client's investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client). Groesbeck Investment Management believes that voting in accordance with the following policies is in the best interests of its clients.

A. Specific Voting Policies

1. Routine Items:

• The Adviser will generally vote for the election of directors (where no corporate governance issues are implicated).

• The Adviser will generally vote for the selection of independent auditors.

• The Adviser will generally vote for increases in or reclassification of common stock.

• The Adviser will generally vote for management recommendations adding or amending indemnification provisions in charter or by-laws.

• The Adviser will generally vote for changes in the board of directors.

• The Adviser will generally vote for outside director compensation.

• The Adviser will generally vote for proposals that maintain or strengthen the shared interests of shareholders and management.

• The Adviser will generally vote for proposals that increase shareholder value.

• The Adviser will generally vote for proposals that will maintain or increase shareholder influence over the issuer's board of directors and management.

• The Adviser will generally vote for proposals that maintain or increase the rights of shareholders.

2. Non-Routine and Conflict of Interest Items:

• The Adviser will generally vote for management proposals for merger or reorganization if the transaction appears to offer fair value.

• The Adviser will generally vote against shareholder resolutions that consider non-financial impacts of mergers, corporate governance issues, or non-financial matters in general.

• The Adviser will generally vote against anti-greenmail provisions.

B. General Voting Policy

If the proxy includes a Routine Item that implicates corporate governance changes, a Non-Routine Item where no specific policy applies or a Conflict of Interest Item where no specific policy applies, then the Adviser may engage an independent third party to determine how the proxies should be voted. In voting on each and every issue, the Adviser and its employees shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot. In exercising its voting discretion, the Adviser and its employees shall avoid any direct or indirect conflict of interest raised by such voting decision. The Adviser will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to the Adviser or

• any affiliate of the Adviser. For purposes of these Proxy Voting Policies and Procedures, an affiliate means:

(i) any person directly, or indirectly through one or more intermediaries, controlling, controlled by or under common control with the Adviser;

(ii) any officer, director, principal, partner, employer, or direct or indirect beneficial owner of any 10% or greater equity or voting interest of the Adviser; or

(iii) any other person for which a person described in clause (ii) acts in any such capacity;

• any issuer of a security for which the Adviser (or any affiliate of the Adviser) acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

• any person with whom the Adviser (or any affiliate of the Adviser) has an existing, material contract or business relationship that was not entered into in the ordinary course of the Adviser’s (or its affiliate’s) business.

(Each of the above persons being an “Interested Person.”)

After informing the client of any potential conflict of interest, the Adviser will take other appropriate action as required under these Proxy Voting Policies and Procedures, as provided below. The Adviser shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written request.

Consistent with SEC Rule 206(4)-6, as amended, the Adviser shall take reasonable measures to inform its clients of (1) its proxy voting policies and procedures, and (2) the process or procedures clients must follow to obtain information regarding how the Adviser voted with respect to assets held in their accounts. This information may be provided to clients through the Adviser’s Form ADV (Part II or Schedule H) disclosure or by separate notice to the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

Proxy Voting Procedures

A. The assigned portfolio manager (the “Responsible Party”) shall be designated by the Adviser to make discretionary investment decisions for the client's account and will be responsible for voting the proxies related to that account. The Responsible Party should assume that he or she has the power to vote all proxies related to the client’s account if any one of the circumstances set forth in Section 1 above regarding proxy voting powers is applicable.

B. Prior to voting, the Responsible Party will verify whether his or her voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

C. Prior to voting, the Responsible Party will verify whether an actual or potential conflict of interest with the Adviser or any Interested Person exists in connection with the subject proposal(s) to be voted upon. The determination regarding the presence or absence of any actual or potential conflict of interest shall be adequately documented by the Responsible Party (i.e., comparing the apparent parties affected by the proxy proposal being voted upon against the Adviser’s internal list of Interested Persons and, for any matches found, describing the process taken to determine the anticipated magnitude and possible probability of any conflict of interest being present), which shall be reviewed and signed off on by the Responsible Party’s direct supervisor.

D. If an actual or potential conflict is found to exist, written notification of the conflict (the “Conflict Notice”) shall be given to the client or the client’s designee (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) in sufficient detail and with sufficient time to reasonably inform the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) of the actual or potential conflict involved.

Specifically, the Conflict Notice should describe:

• the proposal to be voted upon;

• the actual or potential conflict of interest involved;

• the Adviser’s vote recommendation (with a summary of material factors supporting the recommended vote); and

• if applicable, the relationship between the Adviser and any Interested Person.

The Conflict Notice will either request the client’s consent to the Adviser’s vote recommendation or may request the client to vote the proxy directly or through another designee of the client. The Conflict Notice and consent thereto may be sent or received, as the case may be, by mail, fax, electronic transmission or any other reliable form of communication that may be recalled, retrieved, produced, or printed in accordance with the record-keeping policies and procedures of the Adviser. If the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) is unreachable or has not affirmatively responded before the response deadline for the matter being voted upon, the Adviser may:

• convene a committee of its choosing to discuss and vote on the material issue. The committee shall consist of parties who have knowledge in proxy voting matters.

• cast its vote as recommended if the vote recommendation would fall against the Adviser’s interest (or the interest of an Interested Person) and such vote recommendation is in the best interest of the client under the circumstances; or

• abstain from voting if such action is determined by the Adviser to be in the best interest of the client under the circumstances.

E. The Responsible Party will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries if such guidelines are consistent with ERISA).

F. In accordance with SEC Rule 204-2(c)(2), as amended, the Responsible Party shall retain in the respective client’s file, the following:

• A copy of the proxy statement received (unless retained by a third party for the benefit of the Adviser or the proxy statement is available from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

Appendix E

Managed Asset Portfolios, LLC

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Policies

POLICY

Managed Asset Portfolios, LLC (the “Adviser”) acts as discretionary investment adviser to high net worth individuals and institutional accounts (“clients”).  Our policy is to exercise voting authority with respect to clients’ securities only if a client has authorized us to exercise such discretion pursuant to the client’s advisory contract or otherwise in writing.

Our policy is to vote proxies in the best interests of clients.  In pursuing this policy, we vote in a manner that is intended to maximize the value of client’s assets.  Our investment strategies are predicated on the belief that the quality of management is often the key to ultimate success or failure of a business.  Because we generally make investments in companies in which we have confidence in management, proxies generally are voted in accordance with management’s recommendation.  We may vote a proxy in a manner contrary to management’s recommendation if, in our judgment, the proposal would not enhance shareholder value.

The procedures and guidelines described below are intended to implement this proxy voting policy.

PROCEDURES

Michael Dzialo, President, is responsible for monitoring corporate actions and ensuring that (a) proxies are received and forwarded to the appropriate decision makers; and (b) proxies are voted in a timely manner upon receipt of voting instructions.  The Adviser is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.

Daniel Patterson, Client Relations Manager, shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (a) significant client relationships; (b) other potential material business relationships; and (c) material personal and family relationships.

Proxy voting decisions will be determined by the applicable portfolio manager for each account.  Issues not covered by these guidelines or any deviations from these guidelines must be discussed with and reviewed by two (2) portfolio managers, at least one of which must be the President.

The Adviser may determine not to vote a particular proxy if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions).

VOTING GUIDELINES

The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Traditionally, these issues include:

•

Approval of auditors

•

Election of directors

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Indemnification provisions for directors

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Liability limitations of directors

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Name changes

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General updating/corrective amendment to charter

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder’s investment.  We will review and vote on each issue in this category on a case-by-case basis.  As previously stated, voting decisions will be made based on the economic interest of our clients.  Non-routine matters include:

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Mergers and acquisitions

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Restructuring

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Re-incorporation

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Changes in capitalization

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Increase in number of directors

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Increase in preferred stock

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Increase in common stock

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Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.  Proposals in this category include:

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Poison pills

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Golden parachutes

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Greenmail

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Supermajority voting

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Dual class voting

•

Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters.  We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund.  Shareholder matters include:

•

Annual election of directors

•

Anti-poison pill

•

Anti-greenmail

•

Confidential voting

•

Cumulative voting

CONFLICTS OF INTEREST

The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

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A principal of the Adviser or any person involved in the proxy decision-making process who currently serves on the company’s Board.

•

An immediate family member of a principal of the Adviser or any person involved in the proxy decision-making process who currently serves as a director or executive officer of the company.

•

The company is a client of the Adviser (or an affiliate of a client), provided that any client relationship that represents less than 2.5% of the firm’s revenues or less than $75,000 in annual revenues shall be presumed to be immaterial.

This list is not intended to be exclusive.  All employees of the Adviser are obligated to disclose any potential conflict to the Chief Compliance Officer.

If a material conflict is identified, proxies will be voted for that company in the following manner:

•

If our Voting Guidelines indicate a vote “For” or “Against” a specific issue, we will vote in accordance with such predetermined guidelines.

•

If the Guidelines do not cover an issue or indicate a “case-by-case” analysis, we will either seek the consent of applicable clients or the written recommendation of an independent third party.

RECORDKEEPING

Members of the Compliance department are responsible for maintaining the following records:

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proxy voting policies and procedures;

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proxy statements (provided, however, that the Adviser may rely on the Securities and Exchange Commission’s (the “SEC”) EDGAR system if the company filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);

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records of votes cast;

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records of client requests for voting information; and

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any records prepared by the Adviser that were material to a proxy voting decision or that memorialized a decision.

DISCLOSURE

The Adviser will describe these Policies and Procedures in Part II of its Form ADV and indicate that these Policies and Procedures are available to clients upon request.  The Adviser will also advise clients in Part II of its Form ADV how a client may obtain information on how the Adviser voted with respect to that client’s securities.  The Adviser will send the initial summary of these Policies and Procedures and the other information described in this Section to existing clients by separate notice.

STATEMENT OF ADDITIONAL INFORMATION,

November 1, 201 1

Mutual Fund Series Trust

Day Hagan Tactical Allocation Fund of ETFs

Class A: DHAAX   Class C: DHACX

630 Fitzwatertown Road, Building A, 2nd Floor,

Willow Grove, PA 19090

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Day Hagan Tactical Allocation Fund of ETFs (the “Fund”) dated November 1, 201 1 (“Prospectus”). The Fund is a separate series of the Mutual Fund Series Trust, formerly known as Catalyst Funds , (“Trust”), an open-end management company organized as an Ohio business trust.  The Fund’s Annual Report to shareholders for the period ended June 30, 201 1 is incorporated herein by reference. This SAI is incorporated in its entirety into the Prospectus.  Copies of the Prospectus and Annual Report may be obtained at no charge from the Fund by writing to the above address or calling 877-329-4246 (877-DAY-HAGN).

The Day Hagan Fund	1
Investment Restrictions	1
Other Investment Policies	2
Additional Information about Investments and Risks	2
Disclosure of Portfolio Holdings	22
Trustees and Officers	24

Principal Shareholders	27
Advisor	29
Code of Ethics	31
Transfer Agent, Fund Accounting Agent and Administrator	32
Custodian	32
Independent Registered Public Accounting Firm	32

Counsel	32
Distributor	32
Proxy Voting Policy	34
Portfolio Turnover	35
Portfolio Transactions	35
Purchase and Redemption of Shares	37
Reduction of Up-Front Sales Charge on Class A Shares	37
Waivers of Up-Front Sales Charge on Class A Shares	38

Net Asset Value	38
Tax Information	39
Investments In Foreign Securities	39
Backup Withholding	40
Foreign Shareholders	40
Financial Statements	40

Appendix A
Appendix B

THE DAY HAGAN FUND

Mutual Fund Series Trust (the “Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on February 27, 2006. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. There are currently several other series (or funds) of the Trust, and additional series (or funds) may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time. The Day Hagan Tactical Allocation Fund of ETFs (the “Fund”) is a separate diversified series of the Trust.

The Trust does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. There can be no assurance that a series will grow to an economically viable size, in which case the Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.   No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Fund offers two classes of shares:  Class A and Class C Shares.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the "Advisor"), acts as advisor to the Fund.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Fund and cannot be changed unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of the Fund.

As a matter of fundamental policy, the Fund may not:

(a)

borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(b)

issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c)

engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(d)

purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(e)

purchase physical commodities or contracts relating to physical commodities;

(f)

make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

(g)

invest 25% or more of its total assets in a particular industry or group of industries other than other investment companies. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Fund:

(a)

The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  Rule 144A securities with registration rights are not considered to be illiquid;

(b)

The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques;

(a)

The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings.  The Fund will not mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the Fund shall maintain asset coverage of 300% of all borrowing.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation;

(b)

The Fund will not purchase any security while borrowings (including reverse repurchase transactions) representing more than one third of its total assets are outstanding.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of the Fund, the following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus.

Common Stocks. The Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Fund may also invest in warrants and rights related to common stocks.

Investments in Small and Unseasoned Companies.  Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management.  In addition, they often face competition from larger or more established firms that have greater resources.  Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.  To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price.  Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Securities of Other Investment Companies. The Fund may invest in securities issued by other investment companies. Each Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC rule or exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by a Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the "5% Limitation"); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the "10% Limitation"); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Fund intends to rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

Exchange Traded Funds.  The Fund may invest in a range of exchange-traded funds ("ETFs").  An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day.  Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which general weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies, see "Investments in Other Investment Companies".

When the Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF. These risks could include those associated with small companies, illiquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.  ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may be more heavily invested will vary.

Under the 1940 Act, the Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless: (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies to invest in the various series of the iShares Trust and iShares, Inc. (“iShares Funds”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Fund may seek to qualify to invest in iShares Funds in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating its investments in the manner that the Fund’s advisor, considers optimal, or cause the Fund to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”) as an alternative. The Fund may also invest in Other Investment Companies or Stock Baskets when the advisor believes they represent more attractive opportunities than similar ETFs. The Fund’s investments in Other Investment Companies will be subject to the same 3% Limitation described above.

Closed-End Investment Companies.  The Fund may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below.  The Fund, together with any company or companies controlled by the Fund, and any other investment companies having a sub-adviser as an investment adviser, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the fund’s shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. The Fund may also invest in preferred shares of closed-end funds.

An investor in the Fund should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through the Fund he will bear not only his proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds.  An investor may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds.

Options on Securities. The Fund may purchase put options only on equity securities (including securities of ETFs) held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an “over-the-counter” transaction). The Fund may write (sell) “covered” call options and purchase options in a spread to hedge (cover) written options, and to close out options previously written by it.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer (seller) of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security upon exercise of a call option subject to the Options Clearing Corporation (“OCC”), a writer is required to deposit in escrow the underlying security or other assets in accordance with the OCC rules.

The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

The Fund may write only call options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying security or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that security, In addition, the Fund will not permit the call to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to the Fund by the purchaser of the option is the “premium”. The Fund’s obligation as the writer of a call option to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do unless the Fund arranges to have its Custodian segregate sufficient cash or liquid assets as described above), but capable of enhancing the Fund’s total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when the Fund may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security, cash or other liquid assets covering the call will be maintained either in a segregated status by the Fund’s Custodian or on deposit in escrow in accordance with the OCC rules.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value which is the mean of the closing bid and asked prices, after closing rotation is completed (i.e., after such closing prices are computed, currently at 4:02 p.m. and 4:15 p.m., depending on the type of contract), the closing prices as of the time at which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange).  The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot effect such a closing transaction, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to the Fund, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option.  It is possible that the cost of effecting a closing transaction may be greater than the premium received by the Fund for writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

In order to write a call option, the Fund is required to comply with the OCC rules and the rules of the various exchanges with respect to collateral requirements.

The Fund may also purchase put options so long as they are listed on an exchange. If the Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a stock that the advisor feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put option’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put option’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Fund may write put options on a fully covered basis on a stock the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. If the Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to the Fund by the purchaser of the option is the “premium”. The Fund’s obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, that is not covered by the Fund’s having an immediate and absolute right to sell such securities, the Fund will segregate with its Custodian, or pledge to a broker as collateral any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier, which will be adjusted daily to the option’s current market value.

The Fund may purchase a call option or sell a put option on a stock (including securities of ETFs) it may purchase at some point in the future. The purchase of a call option or sale of a put option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will normally not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If the Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by the Fund to the seller of the call option is known as the “premium”. If during the period of the option the market price of the underlying security remains at or below the exercise price, a Fund will be able to purchase the security at the lower market price. The profit or loss the Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.   If, during the period of the call option, the market price for the underlying security is at or below the call option’s strike price, the call option will expire worthless, representing a loss of the price the Fund paid for the call option, plus transaction costs.

Stock Index Options. Except as described below, the Fund will write call options on stock indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts or the Fund arranges with its Custodian to segregate cash or other liquid assets equal in value to the exercise liability of the call option adjusted daily to the option’s current market value. When the Fund writes a call option on a broadly-based stock market index, it will segregate with its custodian, and/or pledge to a broker as collateral for the option, any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated or pledged falls below 100% of the current stock index value times the multiplier times the number of contracts, the Fund will so segregate and/or pledge an amount in cash or other liquid assets or securities equal in value to the difference. However, if the Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities (including common stocks) in a segregated account with the Custodian, it will not be subject to the requirements described in this section.

Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer.  Although the Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call or put option writer, is unable to effect an offsetting closing transaction in a secondary market, and does not arrange with its Custodian to segregate cash or other liquid assets equal in value to the Fund’s exercise liability of the option adjusted daily to the option’s current market value, it will, for a call option it has written, not be able to sell the underlying security until the call option expires and, for a put option it has written, not be able to avoid purchasing the underlying security until the put option expires.

Risks of Options on Stock Indexes. The Fund’s purchase and sale of options on stock indexes will be subject to risks described above under “Risks of Transactions in Stock Options”. In addition, the distinctive characteristics of options on stock indexes create certain risks that are not present with stock options.

Since the value of a stock index option depends upon the movements in the level of the stock index, rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes is subject to the advisor’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires skills and techniques different from predicting changes in the price of individual stocks.

Stock index prices may be distorted if trading of certain stocks included in the stock index is interrupted. Trading in the stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the stock index. If this occurred, the Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the policy of the Fund to purchase or write options only on stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the stock index, for example, the S&P 100 or S&P 500 index option.

Trading in stock index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional stock index option contracts have been introduced, including options on industry stock indexes. Although the markets for certain stock index option contracts have developed rapidly, the markets for other stock index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all stock index option contracts. The Fund will not purchase or sell stock index option contracts unless and until, in the advisor’s opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Fund is permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, or (c) to manage the duration of a portfolio’s fixed income investments.

Hedging activity in the Fund may include buying or selling (writing) put or call options on stocks, shares of exchange traded funds (“ETFs”) or stock indexes, buying ETFs or other investment companies that engage in hedging strategies, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures.  The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. The Fund may hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk and they cannot be for speculation.

The Fund may engage in transactions in futures contracts and options on futures contracts.  The Fund may purchase and sell futures contracts and options thereon only to the extent that such activities are consistent with the requirements of General Regulations Section 4.5 (“Rule 4.5”) promulgated under the Commodity Exchange Act, as amended (the “CEA”), by the Commodity Futures Trading Commission (the “CFTC”), under which the Fund is excluded from the definition of a “commodity pool operator.”  Under Rule 4.5, as amended effective August 8, 2003, the Fund may engage in futures transactions without limitation, if the Fund (1) makes the following disclosures in writing to each participant, whether existing or prospective; (2) submits to such special calls as the CFTC may make to require the Fund to demonstrate compliance with Rule 4.5(c); and (3) files a notice of eligibility under Rule 4.5 with the National Futures Association (“NFA”).  As required by Rule 4.5, shareholders are hereby notified that each advisor, which have each claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.  The Fund has filed under Rule 4.5 with the NFA the requisite notice of eligibility, or a supplemental notice of eligibility to its previously filed notice of eligibility to complete or accurately update such notice.

Convertible Securities. The Fund may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Preferred Stock. The Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Warrants. The Fund may invest in warrants. The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

United States Government Obligations. The Fund may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Fund may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.  See “Foreign Investment Risk.”

Bank Obligations. The Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments will be in bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the advisor acting as agent, for no additional fee, in its capacity as advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor.  Master Notes typically are not rated by credit rating agencies.

The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). The Fund may also invest in commercial paper that is not rated but is determined by the advisor, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality.

Other Fixed Income Securities. Other fixed income securities in which the Fund may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities.

The Fund may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act).

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. These notes must satisfy the same quality standards as commercial paper investments. Unrated variable and floating rate notes purchased by the Fund must be determined by the advisor under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Investments. The Fund may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, and exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Fund to currency fluctuation risks.

Depositary Receipts. The Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets. The Fund may invest in securities of issuers located in “emerging markets” (lesser developed countries located outside of the U.S.) or ETFs or other investment companies that invest in emerging market securities. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Brady Bonds. The Fund may invest in “Brady Bonds,” which are issued by certain Latin American countries in connection with restructurings of their debt. The Brady Bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Brady Bonds do not have a long payment history and, due to the loan default record for Latin American public and private entities, may be considered speculative investments. They may be collateralized or uncollateralized and are issued in various currencies. They are actively traded in the over-the-counter secondary market for debt of Latin American issuers.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Fund until settlement. The Fund will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of a Fund’s total assets, less liabilities other than the obligations created by these commitments.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the advisor, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Advisor, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by the Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect the Fund’s ability to sell securities at their fair value. The Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of the Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in the Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A description of the quality ratings of certain NSRSOs is contained in Appendix A.

Zero Coupon Securities. The Fund may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. The Fund anticipates that it will not normally hold zero coupon securities to maturity. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by the Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Futures Contracts. The Fund may invest in futures contracts and options thereon (stock index futures contracts, interest rate futures contracts or currency futures contracts or options thereon) to hedge or manage risks associated with the Fund’s securities investments.  When a futures contract is executed, each party deposits with a futures commission merchant (“FCM”) or broker (“Custodian”), or in a segregated custodial account, a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the FCM or broker or segregated custodial account. In the case of options on futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in the futures contract and related margin account.  If the option is exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index, interest rate or currency price, as applicable, on the expiration date is delivered.

As required by the 1940 Act, the Fund may purchase or sell futures contracts or options thereon only if the Fund’s liability for the futures position is “covered” by an offsetting position in a futures contract or option thereon, or by the Fund’s segregating liquid assets equal to the Fund’s liability on the futures contract or option thereon, which are adjusted daily to equal the current market value of the Fund’s liability on the futures contract or option thereon.  To enter into a futures contract, an amount of cash, U.S. Government securities, or other liquid securities or assets, equal to the market value of the futures contract, is segregated with the Custodian and/or in a margin account with a FCM or broker, and this amount of cash or cash equivalents is adjusted daily to the current market value of the futures contract to collateralize the position and thereby ensure that the use of such futures is unleveraged.  Alternatively, the Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or other liquid securities or assets.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close positions in futures or options thereon also could have an adverse impact on the Fund’s ability to hedge or manage risks effectively.

Successful use of futures by the Fund is also subject to the advisor’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisor may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Fund. The Fund will purchase or sell futures contracts (or related options thereon) in accordance with the CFTC regulations described above.

Interest Rate Futures. The Fund may purchase an interest rate futures contract as a hedge against changes in interest rates. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Thus, if the Fund holds long-term debt obligations and the advisor anticipates a rise in long-term interest rates, the Fund could, instead of selling its debt obligations, enter into an interest rate futures contract for the sale of similar long-term securities. If interest rates rise, the value of the futures contract would also rise, helping to offset the price decline of the obligations held by the Fund. The Fund might also purchase futures contracts as a proxy for underlying securities that it cannot currently buy.

Stock Index Futures. The Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the advisor anticipates an advance, the Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against the Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities, which may later be purchased in a more advantageous manner.

The Fund’s successful use of stock index futures contracts depends upon the advisor’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund’s portfolio diverges from the composition of the relevant index. In addition, if the Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of the Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to the Fund is theoretically unlimited when the Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of its financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

The Fund may write only foreign currency options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency.  The Fund may write put options on a fully covered basis on a currency the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, the Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” above.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect the Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

REITs. The Fund may invest in securities of real estate investment trusts (“REITs”) or ETFs or other investment companies that invest in real estate securities. REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. The Fund can invest in all kinds of REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Structured Securities. The Fund may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. The Fund may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. The Fund may invest in assignments of and participations in loans issued by banks and other financial institutions.

When the Fund purchases assignments from lending financial institutions, the Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in the Fund having a contractual relationship with the lending financial institution, not the borrower. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, the Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

The Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

The Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of the Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by CSAM to be creditworthy.

When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations or Assignments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

Restricted and Illiquid Securities. The Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, a Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. The Fund’s valuation of these securities will reflect relevant liquidity considerations.  Under criteria established by the Fund’s Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

Restricted securities in which the Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the advisor, as liquid and not subject to the investment limitations applicable to illiquid securities.

Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. These transactions permit the Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities.  Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the Advisor deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund’s obligation to repurchase the securities.

Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders’ and custodial fees, including fees to an advisor or its affiliate, in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not lend their securities to any director, officer, employee, or affiliate of an advisor,  the Administrator or Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Short Sales Against The Box. The Fund may engage in short sales against the box. In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund’s custodian or qualified sub-custodian. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

The Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Municipal Securities.  Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.  Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax.  Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds.  There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody's and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

The Fund may invest in "private activity" bonds.  The Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers.  A participation interest gives the Fund an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal securities.  These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states.  In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

Unit Investment Trusts.  A unit investment trust, commonly referred to as a UIT, is one of three basic types of investment companies.  The other two types are mutual funds and closed-end funds.  A unit investment trust is a registered investment company that buys and holds a generally fixed portfolio of stocks, bonds, or other securities. "Units" in the trust are sold to investors (unitholders) who receive a share of principal and dividends (or interest).  A UIT has a stated date for termination that varies according to the investments held in its portfolio. A UIT investing in long-term bonds may remain outstanding for 20 to 30 years. UITs that invest in stocks may seek to capture capital appreciation over a period of a year or a few years. When these trusts are dissolved, proceeds from the securities are either paid to unitholders or reinvested in another trust.  A UIT does not actively trade its investment portfolio. That is, a UIT buys a relatively fixed portfolio of securities (for example, five, ten, or twenty specific stocks or bonds), and holds them with little or no change for the life of the UIT. Because the investment portfolio of a UIT generally is fixed, investors know more or less what they are investing in for the duration of their investment. Investors will find the portfolio securities held by the UIT listed in its prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s Board of Trustees has adopted Portfolio Holdings Disclosure Policies and Procedures (the “Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interests of Fund shareholders and the interests of the Fund’s Advisor, principal underwriters, or affiliated persons of the Fund, Advisor or principal underwriters.

The Policy is intended to prevent the misuse of material non-public information regarding the portfolio holdings of the Fund (“Holdings Information”).  Holdings Information will be disclosed to selected third parties only when the Fund has a legitimate business purpose for doing so, and the Recipients (as defined below) are subject to a duty of confidentiality (including a duty not to trade based on the non-public information).  Under this Policy, the receipt of compensation by the Fund, the Advisor or an affiliate as consideration for disclosing Holdings Information will not be deemed a legitimate business purpose.  Recipients will receive Holdings Information only after furnishing written assurances to the advisor and/or the Fund that the Holdings Information will remain confidential, and Recipients and persons with access to the Holdings Information will be prohibited from trading based on the Information.  In all instances, Holdings Information will be disclosed only when consistent with the antifraud provisions of the federal securities laws and the advisor’s fiduciary duties, and the Advisor’s and Fund’s obligations to prevent the misuse of material, non-public information.

Pursuant to the policy, the Fund, the Advisor, and their agents are obligated to:

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Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

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Ensure that Holdings Information is not provided to a favored group of clients or potential clients; and

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Adopt such safeguards and controls around the release of Holdings Information so that no client or group of clients is unfairly disadvantaged as a result of such release.

Pursuant to the policy, the following is a summary of the third parties to which portfolio holdings information may be shared and the time frame in which the information is shared:

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To the public in required filings with the SEC, as soon as made public.  Filing are generally made within 60 days after the relevant fiscal period.

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To the Fund's Advisor, transfer agent, fund accountant and administrator have access to the Fund's holdings on a daily basis without delay.

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To the Fund's auditor, legal counsel and proxy voting services (if applicable) have access to the Fund's portfolio holdings information on an as needed basis without delay.

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Pricing services, printers, merger partners, new advisers or sub-advisers to the fund have access to the Fund's portfolio holdings information on an as needed basis, usually without delay.

The following policies and procedures will apply to the disclosure of listings of portfolio holdings for the Fund by the Advisor and the Fund:

SEC Filings.  The Fund must disclose its complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter end of the Fund’s fiscal year or the Form N-CSR on the second and fourth quarter of the Fund’s fiscal year.  The N-Q report is not required to be mailed to shareholders, but is made public through the SEC electronic filings.

The Fund must provide either complete portfolio holdings or summaries of their portfolio holdings to shareholders in tabular or graphical format by identifiable categories (e.g., industry sector, geographic region, credit quality, or maturity) according to the percentage of net assets.  The ruling requires at least disclosure of the top 50 holdings (based on percentage of net assets) and any investment exceeding 1% of the Fund's net asset value.  This change is intended to provide a more concise and investor-friendly presentation of the allocation of a Fund's investments across asset classes.

Service Providers.  Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian and on an as needed basis to other third parties providing services to the Fund.   The Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund.   The Fund discloses portfolio holdings to its auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.  Some of the Fund’s service providers receive the information with no lag time. For example, the Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information with no lag time each day the Fund is open to the public.

Other Disclosure.  The Advisor and the Fund currently do not disclose Holdings Information except as noted above.  The CCO may authorize providing non-public Holdings Information of the Fund that is current as  of thirty business days after the month-end to third-party rating and ranking organizations  (each a “Recipient”) for use in connection with their rating or ranking of the Fund. The disclosure may include additional information; however, any such additional information provided to a Recipient shall not include any material information about the Fund’s trading strategies or pending transactions.

The CCO may approve the distribution in an electronic format of non-public Holdings Information posted on the public Internet site of the Company to Recipients and rating agencies upon request, and such Recipients and rating agencies will not be required to execute a Nondisclosure Agreement.

Occasions may arise where the Advisor, the Fund or an affiliate may have a conflict of interest in connection with a Recipient’s request for disclosure of Holdings Information.  In order to protect the interests of shareholders and the Fund and to ensure no adverse effect on the shareholders or the Fund, in the limited instances where a Designated Person is considering making non-public Holdings Information, the Designated Person will disclose the conflict to the CCO.  If the CCO determines, to the best of his knowledge following appropriate due diligence, that the disclosure of non-public Holdings Information would be in the best interests of shareholders, and the Fund and will not adversely effect the shareholders or the Fund, the CCO may approve the disclosure.  The CCO will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the Board of the Fund for its review at a subsequent Board meeting.  Any such exceptions log shall be retained in the Fund’s records.

The Fund and the Advisor will not enter into any arrangement providing for the disclosure of Holdings Information for the receipt of compensation or benefit of any kind in return for the disclosure of the Holdings Information.  The Board of Trustees exercises oversight of the disclosure of Portfolio Holdings by reviewing quarterly reports presented by the Fund’s CCO regarding violations of the Fund’s policies, exceptions to the policies, and new arrangements for disclosing Portfolio Holdings.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or the Advisor or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the advisor, the performance of the Fund, the advisor’s costs and the profitability of the agreements to the Advisor, ancillary benefits to the Advisor or their affiliates in connection with its relationship to the Fund and the amount of fees charged in comparison to those of other investment companies.

The Audit Committee consists of the Independent Trustees of the Trust. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Fund’s internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board.

The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement.  The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 2000. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	22	None
Tiberiu Weisz c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	22	None
Dr. Bert Pariser The MITCU Corp. 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	22

Interested Trustee** and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jerry Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 3/2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006.	22	None
Christopher Anci 420 Lexington Avenue 6 th Floor New York, NY 100 17 Year of Birth: 1968	President, Principal Executive Officer	Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 1/2004); President of LM Anderson Securities, a broker-dealer, since 2/2002.	N/A	N/A
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 11/2001 to 12/2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 11/2001 to 12/2004; Chief Admin. Officer of Declaration Group, a financial services firm, 4/1996 to 11/2001.

				N/A	N/A

*   The term of each Trustee is indefinite.

** The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages some series of the Trust.

The Trust is led by Mr. Jerry Szilagyi, who has served as the Chairman of the Board since 2010.  Mr. Szilagyi is an interested person by virtue of his controlling interest in Catalyst Capit a l Advisors LLC, investment adviser to certain of the Funds.  The Board of Trustees is comprised of Mr. Szilagyi, an Interested Trustee, and Mr. Tobias Caldwell, Mr. Tiberiu Weisz and Dr. Bert Pariser, each   Independent Trustees.  The Trust does not have a Lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting.  Under the Trust’s bylaws and governance guidelines, the Chairman of the Board is responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each Board meeting and between Board meetings.  The Trustees believe this is the most appropriate leadership structure for the Trust given Mr. Szilagyi’s background in the investment management industry and his experience in providing both advisory and administrative services to other mutual funds.

Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on the Board’s Audit Committee.   The Board’s Audit Committee is a standing independent committee with a separate chair.  In its risk oversight role, the Board oversees risk management, and the full Board engages in discussions of risk management and receives reports on investment and compliance risk from the Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial reporting risk to be within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information. The Board also meets with and receives reports from the Trust’s independent registered public accounting firm.  During the fiscal year ended June 30, 201 1 , the Audit Committee met five times.

Mr. Szilagyi is the managing member of Catalyst Capital Advisors, an original sponsor of the Trust.  Mr. Szilagyi has many years of experience managing mutual funds and providing administrative services to other mutual funds.  His experience in the investment management industry makes him uniquely qualified to serve as the Trust’s Chairman.

Mr. Caldwell is the manager of a real estate investment firm.

Mr. Caldwell’s experience in the real estate and investment industries provides the Board with an additional perspective and understanding of investment strategies used by advisers to the Funds.

Mr. Weisz is an attorney and provides the Board with insight and experience regarding their duties and standards of care as well as legal procedures related to the Board’s responsibilities.

Mr. Pariser in the managing partner of a technology consulting firm and has served on the Boards of many other companies.  His experience with other Boards provides the Trustees with insight as to the manner in which matters are handled in other corporate settings, including the hiring and use of professionals such as counsel and audit firms.

Share Ownership in the Fund

Fund Shares Owned by Trustees as of December 31, 20 1 0

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust
Mr. Caldwell	$1-$10,000	$1-$10,000
Mr. Weisz	None	Over $100,000
Dr. Pariser	None	$50,001-$100,000
Mr. Szilagyi	None	Over $100,000

Compensation of the Board of Trustees

Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Fund, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750.   The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The “interested persons” of the Trust receive no compensation from the Funds.

The following table describes the compensation paid to the Trustees of the Trust for the Trust’s fiscal year ended June 30, 201 1 ..  The Trust has no retirement or pension plans.

Name of Person, Position(s)	Aggregate Compensation from the Fund	Total Compensation from the Trust and the Fund Complex *
Tobias Caldwell	$ 968	$ 14,850
Tiberiu Weisz	$ 821	$ 12,600
Dr. Bert Pariser	$ 821	$ 12,600
Jerry Szilagyi* *	$0	$0

* The ‘Fund Complex’ includes Mutual Fund Series Trust and Variable Insurance Trust, a registered open-end investment company with series currently in registration.

** Mr. Szilagyi is compensated by Abbington Capital Group LLC for administrative support services.  Please see the “Transfer Agent, Fund Accounting and Administrator” section for more details.

PRINCIPAL SHAREHOLDERS

Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the advisory agreement with the advisor.  Persons owning 25% or more of the outstanding shares of a Fund (or a class of shares of a Fund) may be deemed to control the Fund (or class of the Fund).

Day Hagan Tactical Allocation Fund of ETFs Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Fund’s Class A shares on October 3 , 201 1 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Raymond James & Assoc 6404 Manatee Ave. W., Suite N Bradenton , FL	99,459.445	6.41%

As of October 3 , 201 1 , securities of the Fund’s Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Day Hagan Tactical Allocation Fund of ETFs Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Fund’s Class C shares on October 3 , 201 1 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
STIFEL NICOLAUS & CO. INC. 501 North Broadway St. Louis, MO. 63102	4,656.878	23.27%
Raymond James & Assoc. 3302 60th Ave. West Bradenton, FL	3,346.302	16.72%*
Raymond James & Assoc. 1623 Del Webb Blvd. E. Sun City Center, FL	2,401.555	12.00%*
Raymond James & Assoc. 15516 Allegheny Dr. Edmond, OK	2,188.177	10.94%*
Raymond James & Assoc. 7712 31st St. E. Sarasota, FL	2,160.465	10.80%*
Raymond James & Assoc. 1312 38th St. NW Bradenton, FL	1,719.413	8.59%*
Raymond James & Assoc. PO Box 5573 Vail, CO	1,462.875	7.31%*

*May be deemed to control Class C shares of the Fund because the shareholders of record, collectively, hold more than 25% of the outstanding Class C shares.

As of October 3 , 201 1 , securities of the Fund’s Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

ADVISOR

Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Advisor”), a Florida limited liability company located at 330 South Orange Avenue, Sarasota, FL, serves as advisor to the Fund. The Advisor was formed in 2006 and has approximately $150 million in assets under advisement or management for individuals, institutions and financial advisors around the country.   The Fund is managed using the same investment models that the Advisor has been using for separately managed accounts since 2004.  Under the terms of the management agreement, the Advisor is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and directing portfolio transactions. The Advisor is controlled by Donald Hagan and Arthur Day.

The Investment Advisory Agreement provides that the Advisor will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Investment Advisory Agreement, the Advisor manages the investment of the assets of the Fund in conformity with the investment objectives and policies of the Fund. It is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolios of the Fund.

For its services under the Investment Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of the Fund.  The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Investment Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

Except for the expenses described above that have been assumed by the Advisor, all expenses incurred in administration of the Fund will be charged to the Fund, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Fund and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Fund is also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of the Fund, including the expenses of communications with its shareholders, are paid by the Fund.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; 12b-1 fees, borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.35% for all classes of the Fund's shares through October 31, 201 2 ..  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.

The Investment Advisory Agreement with the Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the applicable Fund.  The Investment Advisory Agreement may be terminated at any time upon 60 days’ written notice by the Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the Advisor and will terminate automatically upon assignment.

The Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The table below provides information about the advisory fees, net of waivers, paid to the Advisor of the Fund for each of the fiscal periods ended June 30:

	2010	2011
Day Hagan Fund	$15,532	$88,847

Portfolio Manager

Donald Hagan and Arthur Day are the portfolio managers responsible for the day-to-day management of the Fund.  Mr. Hagan and Mr. Day’s compensation from the Fund’s Advisor is based on a base salary plus a share of the net income of the Advisor and is paid monthly.  They are also entitled to a portion of the proceeds if the Advisor sells all or a portion of the Advisor's business.  They do not receive bonuses or participate in a pension plan.

As of June 30, 201 1 , Mr. Hagan and Mr. Day were responsible for co- managing the following types of accounts:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Donald Hagan	1	$1 8 million	0	$0	762	$ 172 million
Arthur Day	1	$1 8 million	0	$0	762	$172 million

The advisory fee is not based on the performance of the respective account for any of the registered investment companies, other pooled investment vehicles or other accounts referred to above.

The following table shows the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of June 30, 201 1 ..

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Donald Hagan	$10,001 to $50,000
Arthur Day	$100,001 to $500,000

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the Fund and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

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With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for a Fund or accounts other than the Fund may outperform the securities selected for the Fund.

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The appearance of a conflict of interest may arise where the advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Fund’s code of ethics will adequately address such conflicts.  One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares.  Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, he may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

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The Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Advisor and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

The Advisor, Matrix Capital Group, Inc. and the Fund have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Fund.  Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by the Fund, subject to the restrictions of the code.  The codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Matrix 360 Administration, LLC (“MFS” or the “Transfer Agent” or “Administrator”), a subsidiary of Matrix Capital Group Inc., the Fund’s Distributor, provides the Fund with transfer agent, accounting, compliance and administrative services.  MFS is located at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.  MFS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MFS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, administrative services, and compliance services.  For these services, the Fund pays MFS a base fee of $ 15 ,000 annually, an annual asset-based fee of 0. 1 5% of net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.  For compliance services, the Fund pays MFS $12,000 annually. During the fiscal year ended June 30, 201 1 , the Fund paid accounting and transfer agent fees of $ 53,051 and compliance service fees of $ 12,000 ..

Effective December 1, 2010, the Trust entered into an Management Services Agreement with Abbington Capital Group, LLC ("ACG") for various management and administrative services.  For these services, the Fund pays ACG a base fee of $5,000 annually, an annual asset-based fee of 0.10% of net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.  Jerry Szilagyi is the controlling member of ACG, the controlling member of Catalyst Capital Advisors LLC, an investment advisor to other series of the Trust, and a Trustee of the Trust.  For the year ended June 30, 2011, the Fund incurred $12,709 for fees to ACG.

CUSTODIAN

The Huntington National Bank, 41 South High Street , Columbus, Ohio 43219, serves as the custodian of the Fund and has custody of all securities and cash of the Fund.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s independent registered public accounting firm is BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103.  Shareholders will receive annual financial statements, together with a report of independent accountants, and semiannual unaudited financial statements of the Fund.  The independent accountants will report on the Fund’s annual financial statements, review certain regulatory reports and the Fund’s income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215 , serves as counsel for the Trust and the independent Trustees.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through Matrix Capital Group, Inc., 420 Lexington Avenue, New York, NY, 10017, (the "Distributor").  MFS is a subsidiary of the Distributor.

The Fund has entered into a Distribution and Services Agreement whereby the Distributor serves as principal underwriter and distributor of the Fund.  Pursuant to this agreement, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  The Distributor has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares.

Mr. Anci and Mr. Ganley, as officers of the Trust and the Distributor may be deemed to be affiliated persons of the Distributor.

12b-1 Plans

The Fund has adopted plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that any payments made by the Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing.  Under the Fund’s Plan related to the Class A Shares, the Fund incurs an annual fee of up to 0.50% of the average daily net assets of the Fund’s Class A Shares (the “Class A 12b-1 Fee”).  Class A Shares of the Fund are currently incurring an annual fee of up to 0.25% of its average daily net assets. Under the Fund’s Plan related to the Class C Shares, the Fund incurs an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares (the “Class C 12b-1 Fee”) (the Class A 12b-1 Fee and Class C 12b-1 Fee are collectively referred to as the “12b-1 Fee”).  Brokers receive a 1% commission from the Distributor for the sale of Class C Shares.  The Advisor reimburses the Distributor for this expense and recoups the expense during the first year as it receives 12b-1 payments.
Each 12b-1 Fee may be used to pay a fee to broker-dealers, including the Distributor and affiliates of the Distributor, the Advisor, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the Fund owned by shareholders with whom the Service Organization has a servicing relationship. The 12b-1 Fees may also be used to reimburse parties for shareholder services and distribution related expenses.
The Fund’s Plan s continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Trust's Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operation of the Plan s or in any agreements entered into in connection with the Plan s (the “Qualified Trustees”).  The Fund’s Plan s may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of the Fund or by vote of a majority of the outstanding shares of the Fund.  Any amendment to a Plan to increase materially the amount the Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the respective Fund.  Other material amendments to a Fund’s Plan would be required to be approved by vote of the Board of Trustees, including a majority of the Qualified Trustees.  The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

D ealers who are holders or dealers of record for accounts in the Fund may receive payments from 12b-1 Fees ..  A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer.   Dealers are compensated differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  From time to time, the Advisor or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of the Fund.  Such compensation provided by the Advisor or Distributor may include financial assistance to dealers that enable the Advisor or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events.  Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA.  The Advisor and Distributor make payments for events they deem appropriate, subject to applicable law.  These payments may vary depending upon the nature of the event.

For the year ended June 30, 201 1 , the Fund’s Class A and Class C shares paid $ 35,470 and $ 1,935 , respectively, under the distribution plan.

The table below states the principal types of activities for which the Fund’s Class A and Class C made payments under the distribution plan for the year ended June 30, 201 1 ..

	Class A	Class C
Advertising & Sales Literature
Printing & Mailing of Prospectuses
Compensation to Underwriters
Compensation to Broker Dealers	$ 1,310	$1,935
Compensation to Sales Personnel
Interest, Carrying or other Financial Charges
Compensation to the Advisor for Distribution-Related Expenses	$ 34,160

The Distributor for the Fund received the following commissions and other compensation during the fiscal year ended June 30, 201 1 ..

Net Underwriting	Compensation
Discounts and	on Redemptions	Brokerage	Other
Commissions	and Repurchases	Commissions	Compensation
$0	$0	$0	$0
$0	$0	$0	$0
$0	$0	$0	$0

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Advisor.  The Advisor may delegate such proxy voting to a third party proxy voting service provider. The Advisor will vote such proxies in accordance with its proxy policies and procedures.  In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between its interests and the interests of the Fund’s shareholders.  In such a case, the Trust’s policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  The Advisor has developed a detailed proxy voting policy that has been approved by the Board of Trustees.

Information on how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 877-329-4246 (877-DAY-HAGN) or on the SEC's Internet site at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures is also available by calling 877-329-4246 (877-DAY-HAGN) and will be sent within three business days of receipt of a request.

The Advisor's Proxy Voting Policies are attached hereto as Appendix B.

PORTFOLIO TURNOVER

Turnover rates are primarily a function of the Fund’s response to market conditions.  The portfolio turnover rate of the Fund for the fiscal period s ended June 30, 2010 and 2011 w ere 148.23% and 231.68%.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the Advisor, be reasonable in relation to the value of the brokerage services provided, under the Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor for effecting a securities transaction for the Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Fund and to its other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Advisor and not solely or necessarily for the benefit of the Fund. The Advisor's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Fund pays to the Advisor will not be reduced as a consequence of the Advisor's receipt of brokerage and research services.  To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisor in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor in carrying out its obligations to the Fund.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to the Advisor will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

The Fund has no obligation to deal with any broker or dealer in the execution of its transactions.  However, it is anticipated that the Fund may place substantially all or a significant portion of its transactions, both in stocks and options, with affiliates of the Advisor or the Distributor. As the level of securities trading increases, the level of commissions paid by the Fund to the affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliates receive compensation based on the amount of transactions completed, there could be an incentive on the part of the Advisor to effect as many transactions as possible and to write as many options as possible, thereby maximizing the commissions and premiums it receives. In practice, the number of options written at any time is limited to the value of the stocks and other assets in a Fund's portfolio, which are used to cover or secure those options. Options transactions commissions are often greater in relation to options premiums than are brokerage commissions in relation to the price of the underlying stocks. In connection with the execution of options transactions, subject to its policy of best execution, the Fund may pay higher brokerage commissions to the affiliate than it might pay to unaffiliated broker-dealers.

In order for the affiliated broker to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time.  This standard would allow the affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

Under the Investment Company Act of 1940, persons affiliated with the Advisor or the Distributor (such as Matrix Capital Group, Inc.), or an affiliate of the Advisor or the Distributor, may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities.  Therefore, Matrix Capital Group, Inc. will not serve as a Fund’s dealer in connection with over-the-counter transactions.  However, Matrix Capital Group, Inc. may serve as a Fund’s broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions.  Such agency transactions will be executed through the clearing broker.  Pershing LLC is the clearing broker for Matrix Capital Group, Inc.

The Fund will not effect any brokerage transactions in its portfolio securities with Matrix Capital Group, Inc. if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services.  The Investment Advisory Agreements provide that affiliates of affiliates of the Advisor may receive brokerage commissions in connection with effecting such transactions for the Fund.  In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the Trust’s Board of Trustees, be (a) at least as favorable to a Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to a Fund as commissions contemporaneously charged by the affiliated broker on comparable transactions for its most favored unaffiliated customers, except for customers of the affiliated broker considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Fund.  The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to a Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Agreement does not provide for a reduction of the Distributor's or Advisor’s fee by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of the Fund.  While other brokerage business may be given from time to time to other firms, the affiliated brokers will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

A Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Advisor, the Distributor or their affiliates.

The following table shows the commissions on the purchase and sale of securities paid by the Fund d uring the fiscal periods ended June 30 , none of which were paid to Matrix Capital Group, Inc.:

	2010	2011
Day Hagan Fund	$7,228	$17,817

PURCHASE AND REDEMPTION OF SHARES

Fund shares may be purchased from investment dealers who have sales agreements with the Fund’s Distributor or from the Distributor directly.  As described in the Prospectus, the Fund provides you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences by offering Class A and Class C shares as described below.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class A shares of the Fund.  The example assumes a purchase on June 30, 201 1 of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

Net Asset Value per share	$ 11.23
Per Share Sales Charge—5.75% of public offering price (6.10% of net asset value per share) for each Fund	$0.6 9
Per Share Offering Price to the Public	$1 1.92

Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor.  Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor.  These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in the Fund.  Purchase requests should be addressed to the dealer or agent from which the Prospectus was received which has a sales agreement with the Distributor.  Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares.  It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price).  Reference should be made to the wire order to ensure proper settlement of the trade.  Payment for redemptions of shares purchased by telephone normally will be processed within three business days.

REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

Letters of Intent

An investor may qualify for a reduced sales charge on Class A shares immediately by stating his or her intention to invest in Class A shares of the Fund, during a 13-month period, an amount that would qualify for a reduced sales charge shown in the Fund’s Prospectus under “How to Buy Shares — Class A Shares” and by signing a non-binding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  After signing the Letter of Intent, each investment in Class A shares made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent.  If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased.  When an investor signs a Letter of Intent, Class A shares of the Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted.  If the total purchases of Class A shares made by an investor under the Letter of Intent, less redemptions, prior to the expiration of the 13-month period equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed.  In addition, if the total purchases of Class A shares exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional Class A shares at the then current applicable offering price.  If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and, if after written notice to the investor, he or she does not pay the increased sales charge, sufficient Class A restricted shares will be redeemed at the current net asset value to pay such charge.

Rights of Accumulation

A right of accumulation ("ROA") permits an investor to aggregate shares owned by the investor, his spouse, children and grandchildren under 21 (cumulatively, the "Investor") in some or all Funds in the Trust to reach a breakpoint discount.  This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply).  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

(a)

Investor's current purchase of Class A shares in the Fund; and

(b)

The net asset value (at the close of business on the previous day) of the Class A shares of the Fund held by Investor.

For example, if Investor owned Class A shares worth $40,000 at the current net asset value and purchased an additional $10,000 of Class A shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for a ROA on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the Fund with sufficient information to verify that the purchase qualifies for the discount.

Investments of $1 Million or More

With respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge.

WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES

The Prospectus describes the classes of persons that may purchase shares without an up-front sales charge.  The elimination of the up-front sales charge for redemptions by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the Fund with sufficient information to verify that the purchase qualifies for the discount.

The Fund makes available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

NET ASSET VALUE

Net asset value ("NAV") per share is determined by dividing the total value of the Fund's assets, less any liabilities, by the number of shares of the Fund outstanding.

The net asset value per share of the Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

The Fund has qualified, and intends to continue to qualify, as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carry forwards.   Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains only for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

INVESTMENTS IN FOREIGN SECURITIES

The Fund may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Fund's income dividends paid to you.

Pass-Through of Foreign Tax Credits. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates.  If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders.  It is not likely that the Fund will be able to do so.  For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any.  No deduction for foreign taxes may be claimed by individuals who do not itemize deductions.  In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualified dividend income.”

Effect of Foreign Debt Investments and Hedging on Distributions. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are not eligible for the reduced rate of tax on “qualified dividend income.”

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by a Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax.  The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by a Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor.  These exemptions from withholding are effective for distributions of income earned by a Fund in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

FINANCIAL STATEMENTS

The financial statements of the Day Hagan Tactical Allocation Fund of ETFs and the independent registered public accounting firm's report appearing in the Annual Report for the fiscal year ended June 30, 201 1 are hereby incorporated by reference.  You can obtain the Annual Report without charge by calling 1-988-329-4246.

Appendix A—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

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Appendix B

DAY HAGAN ASSET MANAGEMENT

PROXY VOTING POLICIES AND PROCEDURES

(Adopted September 16, 2009)

Pursuant to the recent adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill its responsibilities under the Act, Day Hagan Asset Management (hereinafter “we” or “our”) has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors.  While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability.  Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions.  Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests.  Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency.  Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to  make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal may impact the financial prospects of a company, and vote accordingly.

We believe that we invest in companies with strong management.  Therefore we will tend to vote proxies consistent with management’s recommendations. However, we will vote contrary to management’s recommendations if we believe those recommendations are not consistent with increasing shareholder value.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value.  We will generally vote in favor of non-incumbent independent directors.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

1.

Requiring senior executives to hold stock in a company.

2.

Requiring stock acquired through option exercise to be held

for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value.  Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1.877.329.4246. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities.

741908.6

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STATEMENT OF ADDITIONAL INFORMATION,

November 1, 201 1

Mutual Fund Series Trust

Eventide Gilead Fund

Retail Class: ETGLX     Institutional Class: ETILX

Class A: ETAGX    Class C: ETCGX

630 Fitzwatertown Road, Building A, 2nd Floor,

Willow Grove, PA 19090

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectuses of the Eventide Gilead Fund (the “Fund”) dated November 1, 201 1 (“Prospectus”). The Fund is a separate series of the Mutual Fund Series Trust, formerly known as Catalyst Funds (“Trust”), an open-end management company organized as an Ohio business trust.  This SAI is incorporated in its entirety into the Prospectuses. The Fund's Annual Report to Shareholders for the period ended June 30, 201 1 is incorporated herein by reference.  Copies of the Prospectuses and the Annual Report to Shareholders may be obtained at no charge from the Fund by writing to the above address or calling 1-877-771-3836.

The Eventide Gilead Fund	1
Investment Restrictions	1
Other Investment Policies	2
Additional Information about Investments and Risks	2
Disclosure of Portfolio Holdings	22
Trustees and Officers	24
Principal Shareholders	27
Advisor	29
Code of Ethics	31
Transfer Agent, Fund Accounting Agent and Administrator	31
Custodian	3 2
Independent Registered Public Accounting Firm	32
Counsel	32
Distributor	32
Portfolio Turnover	34
Proxy Voting Policy	34
Portfolio Transactions	35
Purchase and Redemption of Shares	36
Reduction of Up-Front Sales Charge on Class A Shares	37
Waivers of Up-Front Sales Charge on Class A Shares	38
Net Asset Value	38
Tax Information	39
Investments In Foreign Securities	40
Backup Withholding	40
Foreign Shareholders	4 1
Financial Statements	41

Appendix A	App-1
Appendix B	App-3

THE EVENTIDE GILEAD FUND

Mutual Fund Series Trust (the “ Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on February 27, 2006. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. There are currently several other series (or funds) of the Trust, and additional series (or funds) may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time. The Eventide Gilead Fund (the “Fund”) is a separate diversified series of the Trust.

The Trust does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. There can be no assurance that a series will grow to an economically viable size, in which case the Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.   No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Fund offers four classes of shares:   Class A, Class C, Retail Class and Institutional Class Shares.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.   The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Eventide Asset Management, LLC (“Eventide” or the “Advisor”), acts as advisor to the Fund.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Fund and cannot be changed unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of the Fund.

As a matter of fundamental policy, the Fund may not:

(a)

borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(b)

issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c)

engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(d)

purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities;

(e)

purchase physical commodities or contracts relating to physical commodities;

(f)

make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund’s investment objective and policies may be deemed to be loans.

(g)

invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Fund:

(a)

The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  Rule 144A securities with registration rights are not considered to be illiquid;

(b)

The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques;

(c)

The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings.  The  Fund will not mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the Fund shall maintain asset coverage of 300% of all borrowing.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation; and

(d)

The Fund will not purchase any security while borrowings (including reverse repurchase transactions) representing more than one third of its total assets are outstanding.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of the Fund, the following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus.

Common Stocks. The Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Fund may also invest in warrants and rights related to common stocks.

Investments in Small and Unseasoned Companies.  Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management.  In addition, they often face competition from larger or more established firms that have greater resources.  Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.  To dispose of these securities, the Fund may need to sell them over an extended period or below the original purchase price.  Investments by the Fund in these small or unseasoned companies may be regarded as speculative.

Securities of Other Investment Companies. The Fund may invest in securities issued by other investment companies. The Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC rule or exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the “5% Limitation”); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the “10% Limitation”); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Fund intends to rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

Exchange Traded Funds.  The Fund may invest in a range of exchange-traded funds (“ETFs”).  ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS,SM  Nasdaq-100 Index Tracking Stock (“QQQs”), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and Vanguard ETFs.  Additionally, the Fund may invest in new exchange traded shares as they become available.   The Fund will only invest in ETFs to the extent that all of the securities in the ETF are consistent with the ethical considerations that are a part of the Fund's principal investment strategy.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500 Index”).  SPDRs trade on the American Stock Exchange (“AMEX”) under the symbol SPY.  The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY.  DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust  that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow.  The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index.  The DIAMONDS Trust’s shares trade on the AMEX under the symbol DIA.  QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq 100 Index by holding shares of all the companies on the Index.  Shares trade on the AMEX under the symbol QQQ.  The iShares are managed by Barclays Global Investors, N.A. (“Barclays”).  They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the Lehman Brothers U.S. Aggregate Index and the Lehman 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500 Index). Each iShares international ETF represents a broad portfolio of publicly traded stocks in a selected country.  Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (“MSCI”) Index.  Barclays, the sole U.S. provider of fixed income ETFs, offers six iShares fixed income ETFs that track a particular Lehman Brothers’ bond index.  ETFS (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described above.  Investments in SPDRs, DIAMONDS, QQQQs and iShares are considered to be investment companies, see “Investments in Other Investment Companies” below.

When a Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, a Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may be more heavily invested will vary.

Under the 1940 Act, the Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless: (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies to invest in the various series of the iShares Trust and iShares, Inc. (“iShares Funds”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Fund may seek to qualify to invest in iShares Funds in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating its investments in the manner that the Advisor, considers optimal, or cause the Fund to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”) as an alternative. The Fund may also invest in Other Investment Companies or Stock Baskets when the advisor believes they represent more attractive opportunities than similar ETFs. The Fund’s investments in Other Investment Companies will be subject to the same 3% Limitation described above.

Closed-End Investment Companies.  The Fund may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below.  The Fund, together with any company or companies controlled by the Fund, and any other investment companies having the Advisor as an investment adviser, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. The Fund may also invest in preferred shares of closed-end funds.

An investor in the Fund should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through the Fund he will bear not only his proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds.  An investor may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds.

Options on Securities. The Fund may purchase put options only on equity securities (including securities of ETFs) held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an “over-the-counter” transaction). The Fund may write (sell) “covered” call options and purchase options in a spread to hedge (cover) written options, and to close out options previously written by it.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer (seller) of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security upon exercise of a call option subject to the Options Clearing Corporation (“OCC”), a writer is required to deposit in escrow the underlying security or other assets in accordance with the OCC rules.

The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the particular Fund.

The Fund may write only call options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying security or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that security, In addition, the Fund will not permit the call to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to the Fund by the purchaser of the option is the “premium.” A Fund’s obligation as the writer of a call option to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do unless the Fund arranges to have its Custodian segregate sufficient cash or liquid assets as described above), but capable of enhancing the Fund’s total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when the Fund may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security, cash or other liquid assets covering the call will be maintained either in a segregated status by the Fund’s Custodian or on deposit in escrow in accordance with the OCC rules.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value which is the mean of the closing bid and asked prices, after closing rotation is completed (i.e., after such closing prices are computed, currently at 4:02 p.m. and 4:15 p.m., depending on the type of contract), the closing prices as of the time at which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange).  The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot effect such a closing transaction, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to the Fund, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option.  It is possible that the cost of effecting a closing transaction may be greater than the premium received by the Fund for writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

In order to write a call option, the Fund is required to comply with the OCC rules and the rules of the various exchanges with respect to collateral requirements.

The Fund may also purchase put options so long as they are listed on an exchange. If the Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a stock that the advisor feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put option’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put option’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Fund may write put options on a fully covered basis on a stock the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. If the Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to the Fund by the purchaser of the option is the “premium”. The Fund’s obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, that is not covered by the Fund’s having an immediate and absolute right to sell such securities, the Fund will segregate with its Custodian, or pledge to a broker as collateral any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier, which will be adjusted daily to the option’s current market value.

The Fund may purchase a call option or sell a put option on a stock (including securities of ETFs) it may purchase at some point in the future. The purchase of a call option or sale of a put option is viewed as an alternative to the purchase of the actual stock. If the Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by the Fund to the seller of the call option is known as the “premium.” If during the period of the option the market price of the underlying security remains at or below the exercise price, the Fund will be able to purchase the security at the lower market price. The profit or loss the Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.   If, during the period of the call option, the market price for the underlying security is at or below the call option’s strike price, the call option will expire worthless, representing a loss of the price the Fund paid for the call option, plus transaction costs.

Stock Index Options. Except as described below, the Fund will write call options on stock indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts or the Fund arranges with its Custodian to segregate cash or other liquid assets equal in value to the exercise liability of the call option adjusted daily to the option’s current market value. When the Fund writes a call option on a broadly-based stock market index, it will segregate with its custodian, and/or pledge to a broker as collateral for the option, any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated or pledged falls below 100% of the current stock index value times the multiplier times the number of contracts, the Fund will so segregate and/or pledge an amount in cash or other liquid assets or securities equal in value to the difference. However, if the Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities (including common stocks) in a segregated account with the Custodian, it will not be subject to the requirements described in this section.

Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer.  Although the Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call or put option writer, is unable to effect an offsetting closing transaction in a secondary market, and does not arrange with its Custodian to segregate cash or other liquid assets equal in value to the Fund’s exercise liability of the option adjusted daily to the option’s current market value, it will, for a call option it has written, not be able to sell the underlying security until the call option expires and, for a put option it has written, not be able to avoid purchasing the underlying security until the put option expires.

Risks of Options on Stock Indexes. The Fund’s purchase and sale of options on stock indexes will be subject to risks described above under “Risks of Transactions in Stock Options.” In addition, the distinctive characteristics of options on stock indexes create certain risks that are not present with stock options.

Since the value of a stock index option depends upon the movements in the level of the stock index, rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes is subject to the advisor’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires skills and techniques different from predicting changes in the price of individual stocks.

Stock index prices may be distorted if trading of certain stocks included in the stock index is interrupted. Trading in the stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the stock index. If this occurred, the Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the policy of the Fund to purchase or write options only on stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the stock index, for example, the S&P 100 or S&P 500 index option.

Trading in stock index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional stock index option contracts have been introduced, including options on industry stock indexes. Although the markets for certain stock index option contracts have developed rapidly, the markets for other stock index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all stock index option contracts. The Fund will not purchase or sell stock index option contracts unless and until, in the advisor’s opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Fund is permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, or (c) to manage the duration of a portfolio’s fixed income investments.

Hedging activity in the Fund may include buying or selling (writing) put or call options on stocks, shares of exchange traded funds (“ETFs”) or stock indexes, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures.  The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. The Fund may hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk and they cannot be for speculation.

The Fund may engage in transactions in futures contracts and options on futures contracts.  The Fund may purchase and sell futures contracts and options thereon only to the extent that such activities are consistent with the requirements of General Regulations Section 4.5 (“Rule 4.5”) promulgated under the Commodity Exchange Act, as amended (the “CEA”), by the Commodity Futures Trading Commission (the “CFTC”), under which the Fund is excluded from the definition of a “commodity pool operator.”  Under Rule 4.5, as amended effective August 8, 2003, the Fund may engage in futures transactions without limitation, if the Fund (1) makes the following disclosures in writing to each participant, whether existing or prospective; (2) submits to such special calls as the CFTC may make to require the Fund to demonstrate compliance with Rule 4.5(c); and (3) files a notice of eligibility under Rule 4.5 with the National Futures Association (“NFA”).  As required by Rule 4.5, shareholders are hereby notified that the Advisor, which has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.  The Fund has filed under Rule 4.5 with the NFA the requisite notice of eligibility, or a supplemental notice of eligibility to its previously filed notice of eligibility to complete or accurately update such notice.

Convertible Securities. The Fund may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Preferred Stock. The Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Warrants. The Fund may invest in warrants. The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

United States Government Obligations. The Fund may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Fund may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.  See “Foreign Investment Risk.”

Bank Obligations. The Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments will be in bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the advisor acting as agent, for no additional fee, in its capacity as advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor.  Master Notes typically are not rated by credit rating agencies.

The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). The Fund may also invest in commercial paper that is not rated but is determined by the advisor, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality.

Other Fixed Income Securities. Other fixed income securities in which the Fund may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities.

The Fund may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act).

Reverse Convertible Notes.  The Fund may invest in reverse convertible notes. A reverse convertible is a short-to-intermediate term structured product, generally issued by a financial institution, in which performance is based on that of an underlying security, commodity or index.  Generally, at maturity the note matures at par unless the price of the underlying instrument has fallen below a certain “break point,” in which case the note holder receives a proportionate amount of units or shares of the underlying instrument.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. These notes must satisfy the same quality standards as commercial paper investments. Unrated variable and floating rate notes purchased by the Fund must be determined by the advisor under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Investments. The Fund may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, and exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Funds to currency fluctuation risks.

Depositary Receipts. The Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets. The Fund may invest in securities of issuers located in “emerging markets” (lesser developed countries located outside of the U.S.) or ETFs or other investment companies that invest in emerging market securities. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Brady Bonds. The Fund may invest in “Brady Bonds,” which are issued by certain Latin American countries in connection with restructurings of their debt. The Brady Bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Brady Bonds do not have a long payment history and, due to the loan default record for Latin American public and private entities, may be considered speculative investments. They may be collateralized or uncollateralized and are issued in various currencies. They are actively traded in the over-the-counter secondary market for debt of Latin American issuers.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Fund until settlement. The Fund will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund’s total assets, less liabilities other than the obligations created by these commitments.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the advisor, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Advisor, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by the Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect the Fund’s ability to sell securities at their fair value. The Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in the Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A description of the quality ratings of certain NSRSOs is contained in Appendix A.

Zero Coupon Securities. The Fund may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. The Fund anticipates that it will not normally hold zero coupon securities to maturity. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by the Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Futures Contracts. The Fund may invest in futures contracts and options thereon (stock index futures contracts, interest rate futures contracts or currency futures contracts or options thereon) to hedge or manage risks associated with the Fund’s securities investments.  When a futures contract is executed, each party deposits with a futures commission merchant (“FCM”) or broker (“Custodian”), or in a segregated custodial account, a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the FCM or broker or segregated custodial account. In the case of options on futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in the futures contract and related margin account.  If the option is exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index, interest rate or currency price, as applicable, on the expiration date is delivered.

As required by the 1940 Act, the Fund may purchase or sell futures contracts or options thereon only if the Fund’s liability for the futures position is “covered” by an offsetting position in a futures contract or option thereon, or by the Fund’s segregating liquid assets equal to the Fund’s liability on the futures contract or option thereon, which are adjusted daily to equal the current market value of the Fund’s liability on the futures contract or option thereon.  To enter into a futures contract, an amount of cash, U.S. Government securities, or other liquid securities or assets, equal to the market value of the futures contract, is segregated with the Custodian and/or in a margin account with a FCM or broker, and this amount of cash or cash equivalents is adjusted daily to the current market value of the futures contract to collateralize the position and thereby ensure that the use of such futures is unleveraged.  Alternatively, the Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or other liquid securities or assets.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close positions in futures or options thereon also could have an adverse impact on the Fund’s ability to hedge or manage risks effectively.

Successful use of futures by the Fund is also subject to the advisor’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisor may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Fund. The Fund will purchase or sell futures contracts (or related options thereon) in accordance with the CFTC regulations described above.

Interest Rate Futures. The Fund may purchase an interest rate futures contract as a hedge against changes in interest rates. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Thus, if the Fund holds long-term debt obligations and the advisor anticipates a rise in long-term interest rates, the Fund could, instead of selling its debt obligations, enter into an interest rate futures contract for the sale of similar long-term securities. If interest rates rise, the value of the futures contract would also rise, helping to offset the price decline of the obligations held by the Fund. The Fund might also purchase futures contracts as a proxy for underlying securities that it cannot currently buy.

Stock Index Futures. The Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the advisor anticipates an advance, the Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against the Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities, which may later be purchased in a more advantageous manner.

The Fund’s successful use of stock index futures contracts depends upon the advisor’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund’s portfolio diverges from the composition of the relevant index. In addition, if the Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of the Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to the Fund is theoretically unlimited when the Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

The Fund may write only foreign currency options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency.  The Fund may write put options on a fully covered basis on a currency the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, the Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” above.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect the Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

REITs. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs,” “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Structured Securities. The Fund may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. The Fund may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. The Fund may invest in assignments of and participations in loans issued by banks and other financial institutions.

When the Fund purchases assignments from lending financial institutions, the Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in the Fund having a contractual relationship with the lending financial institution, not the borrower. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, the Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

The Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

The Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of the Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by the Advisor to be creditworthy.

When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations or Assignments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

Restricted and Illiquid Securities. The Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, the Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. The Fund’s valuation of these securities will reflect relevant liquidity considerations.  Under criteria established by the Fund’s Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

Restricted securities in which the Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the advisor, as liquid and not subject to the investment limitations applicable to illiquid securities.

Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. These transactions permit the Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities.  Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the Advisor deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund’s obligation to repurchase the securities.

Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders’ and custodial fees, including fees to an advisor or its affiliate, in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not lend their securities to any director, officer, employee, or affiliate of an advisor,  the Administrator or Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Short Sales Against The Box. The Fund may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund’s custodian or qualified sub-custodian.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

The Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Municipal Securities.  The Fund may purchase municipal securities. Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.  Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax.  Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are “general obligation” and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds.  There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody’s and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

The Fund may invest in “private activity” bonds.  The Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers.  A participation interest gives the Fund an undivided interest in the municipal securities in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal securities.  These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states.  In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted Portfolio Holdings Disclosure Policies and Procedures (the “Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interests of Fund shareholders and the interests of the Fund’s Advisor, principal underwriters, or affiliated persons of the Fund, Advisor or principal underwriters.

The Policy is intended to prevent the misuse of material non-public information regarding the portfolio holdings of the Fund (“Holdings Information”).  Holdings Information will be disclosed to selected third parties only when the Fund has a legitimate business purpose for doing so, and the Recipients (as defined below) are subject to a duty of confidentiality (including a duty not to trade based on the non-public information).  Under this Policy, the receipt of compensation by the Fund, the Advisor or an affiliate as consideration for disclosing Holdings Information will not be deemed a legitimate business purpose.  Recipients will receive Holdings Information only after furnishing written assurances to the advisor and/or the Fund that the Holdings Information will remain confidential, and Recipients and persons with access to the Holdings Information will be prohibited from trading based on the Information.  In all instances, Holdings Information will be disclosed only when consistent with the antifraud provisions of the federal securities laws and the advisor’s fiduciary duties, and the advisor’s and Fund’s obligations to prevent the misuse of material, non-public information.

Pursuant to the policy, the Fund, the Advisor, and their agents are obligated to:

•

Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

•

Ensure that Holdings Information is not provided to a favored group of clients or potential clients; and

•

Adopt such safeguards and controls around the release of Holdings Information so that no client or group of clients is unfairly disadvantaged as a result of such release.

Pursuant to the policy, the following is a summary of the third parties to which portfolio holdings information may be shared and the time frame in which the information is shared:

•

To the public in required filings with the SEC, as soon as made public.  Filings are generally made within 60 days after the relevant fiscal period.

•

To the Fund's Advisor, transfer agent, fund accountant and administrator which have access to the Fund's holdings on a daily basis without delay

•

To the Fund's auditor, legal counsel and proxy voting service (if applicable) which have access to the Fund's holdings information on an as needed basis without delay.

•

Pricing services, printers, merger partners, new advisers or sub-advisers to the Fund which have access to the Fund's portfolio holdings information on an as needed basis, usually without delay.

The following policies and procedures will apply to the disclosure of listings of portfolio holdings for the Fund by the Advisor and the Fund:

SEC Filings.  The Fund must disclose its complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter end of the Fund’s fiscal year or the Form N-CSR on the second and fourth quarter of the Fund’s fiscal year.  The N-Q report is not required to be mailed to shareholders, but is made public through the SEC electronic filings.

The Fund must provide either complete portfolio holdings or summaries of its portfolio holdings to shareholders in tabular or graphical format by identifiable categories (e.g., industry sector, geographic region, credit quality, or maturity) according to the percentage of net assets.  The ruling requires at least disclosure of the top 50 holdings (based on percentage of net assets) and any investment exceeding 1% of the Fund’s net asset value.  This change is intended to provide a more concise and investor-friendly presentation of the allocation of the Fund’s investments across asset classes.

Service Providers.  Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian and on an as needed basis to other third parties providing services to the Fund.   The Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund.   The Fund discloses portfolio holdings to its auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.  Some of the Fund’s service providers receive the information with no lag time. For example, the Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information with no lag time each day the Fund is open to the public.

Other Disclosure.  The Advisor and the Fund currently do not disclose Holdings Information except as noted above.  The CCO may authorize providing non-public Holdings Information of the Fund that is current as of thirty business day after the month-end to third-party rating and ranking organizations  (each a “Recipient”) for use in connection with their rating or ranking of the Funds. The disclosure may include additional information; however, any such additional information provided to a Recipient shall not include any material information about the Fund’s trading strategies or pending transactions.

The CCO may approve the distribution in an electronic format of non-public Holdings Information posted on the public Internet site of the Company to Recipients and rating agencies upon request, and such Recipients and rating agencies will not be required to execute a Nondisclosure Agreement.

Occasions may arise where the Advisor, the Fund or an affiliate may have a conflict of interest in connection with a Recipient’s request for disclosure of Holdings Information.  In order to protect the interests of shareholders and the Fund and to ensure no adverse effect on the shareholders or the Fund, in the limited instances where a Designated Person is considering making non-public Holdings Information, the Designated Person will disclose the conflict to the CCO.  If the CCO determines, to the best of his knowledge following appropriate due diligence, that the disclosure of non-public Holdings Information would be in the best interests of shareholders, and the Fund and will not adversely effect the shareholders or the Fund, the CCO may approve the disclosure.  The CCO will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the Board of the Fund for its review at a subsequent Board meeting.  Any such exceptions log shall be retained in the Fund’s records.

The Fund and the Advisor will not enter into any arrangement providing for the disclosure of Holdings Information for the receipt of compensation or benefit of any kind in return for the disclosure of the Holdings Information.  The Board of Trustees exercises oversight of the disclosure of Portfolio Holdings by reviewing quarterly reports presented by the Fund’s CCO regarding violations of the Fund’s policies, exceptions to the policies, and new arrangements for disclosing Portfolio Holdings.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or the Advisor or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the advisor, the performance of the Funds, the advisor’s costs and the profitability of the agreements to the Advisor, ancillary benefits to the Advisor or their affiliates in connection with its relationship to the Funds and the amount of fees charged in comparison to those of other investment companies.

The Audit Committee consists of the Independent Trustees of the Trust. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Funds’ internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board.

The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement.  The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Independent Trustees

Name, Address and Age	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 2000. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	22	None
Tiberiu Weisz c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	22	None
Dr. Bert Pariser The MITCU Corp. 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	22	None

Interested Trustee** and Officers

Name, Address and Age	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jerry Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 3/2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006;	22	None
Christopher Anci 420 Lexington Avenue 6th Floor New York, NY 100 17 Year of Birth: 1968	President and Principal Executive Officer	Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 1/2004).	N/A	N/A
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer, and Chief Compliance Officer (CCO)	Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 11/2001 to 12/2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 11/2001 to 12/2004.

				N/A	N/A

* The term of office of each Trustee is indefinite.

** The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages a series of the Trust.

The Trust is led by Mr. Jerry Szilagyi, who has served as the Chairman of the Board since 2010.  Mr. Szilagyi is an interested person by virtue of his controlling interest in Catalyst Capit a l Advisors LLC, investment adviser to certain series of the Trust.  The Board of Trustees is comprised of Mr. Szilagyi, an Interested Trustee, and Mr. Tobias Caldwell, Mr. Tiberiu Weisz and Dr. Bert Pariser, each   Independent Trustees.  The Trust does not have a Lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting.  Under the Trust’s bylaws and governance guidelines, the Chairman of the Board is responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each Board meeting and between Board meetings.  The Trustees believe this is the most appropriate leadership structure for the Trust given Mr. Szilagyi’s background in the investment management industry and his experience in providing both advisory and administrative services to other mutual funds.

Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on the Board’s Audit Committee.   The Board’s Audit Committee is a standing independent committee with a separate chair.  In its risk oversight role, the Board oversees risk management, and the full Board engages in discussions of risk management and receives reports on investment and compliance risk from the Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial reporting risk to be within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information. The Board also meets with and receives reports from the Trust’s independent registered public accounting firm.  During the fiscal year ended June 30, 201 1 , the Audit Committee met five times.

Mr. Szilagyi is the managing member of Catalyst Capital Advisors, an original sponsor of the Trust.  Mr. Szilagyi has many years of experience managing mutual funds and providing administrative services to other mutual funds.  His experience in the investment management industry makes him uniquely qualified to serve as the Trust’s Chairman.

Mr. Caldwell is the manager of a real estate investment firm.  Mr. Caldwell’s experience in the real estate and investment industries provides the Board with an additional perspective and understanding of investment strategies used by advisers to the Funds.

Mr. Weisz is an attorney and provides the Board with insight and experience regarding their duties and standards of care as well as legal procedures related to the Board’s responsibilities.

Dr. Pariser in the managing partner of a technology consulting firm and has served on the Boards of many other companies.  His experience with other Boards provides the Trustees with insight as to the manner in which matters are handled in other corporate settings, including the hiring and use of professionals such as counsel and audit firms.

Share Ownership in the Funds

Fund Shares Owned by Trustees as of December 31, 20 1 0

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust
Mr. Caldwell	None	$1-$10,000
Mr. Weisz	None	Over $100,000
Dr. Pariser	None	$50,001-$100,000
Mr. Szilagyi	None	Over $100,000

Compensation of the Board of Trustees

Trustees who are not “interested persons” of the Fund as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750.   The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Fund in the complex. The “interested persons” of the Trust receive no compensation from the Fund.

The following table describes the compensation paid to the Trustees of the Trust for the Fund’s fiscal year ended June 30, 201 1 ..  The Trust has no retirement or pension plans.

Name of Person, Position(s)	Aggregate Compensation from the Fund	Total Compensation from the Trust and the Fund Complex *
Tobias Caldwell	$ 968	$ 14,850
Tiberiu Weisz	$ 821	$ 12,600
Dr. Bert Pariser	$ 821	$ 12,600
Jerry Szilagyi* *	$0	$0

* The ‘Fund Complex’ includes Mutual Fund Series Trust and Variable Insurance Trust, a registered open-end investment company with series currently in registration.

** Mr. Szilagyi is compensated by Abbington Capital Group LLC for administrative support services.  Please see the “Transfer Agent, Fund Accounting Agent and Administrator” section for more details.

PRINCIPAL SHAREHOLDERS

Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the advisory agreement with the advisor.  Persons owning 25% or more of the outstanding shares of a Fund (or a class of shares of a Fund) may be deemed to control the Fund (or class of the Fund).

Retail Class

As of October 3 , 201 1 , no persons owned 5% or more of the outstanding shares of the Fund’s Retail Class of shares .

As of October 3 , 201 1 , securities of the Fund owned by all officers and Trustees, including beneficial ownership, as a group represented less than 1.00% of the outstanding shares of the Fund’s Retail Class of shares.

Institutional Class

As of October 3 , 201 1 , the following persons owned 5% or more of the outstanding shares of the Fund’s Institutional Class of shares:

Name and Address Of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
AMERITRADE INC . PO BOX 2226 OMAHA, NE. 68103-2226	44,991.732	47.02%*
Calhoun & Co., c/o Comerica Bank PO Box 75000 Detroit, MI 48275	16,873.587	17.63%

*May be deemed to control Institutional Class shares of the Fund because holds more than 25% of the outstanding Institutional Class shares.

As of October 3 , 2011 , securities of the Fund owned by all officers and Trustees, including beneficial ownership, as a group represented less than 1.00 % of the outstanding shares of the Fund’s Institutional Class of shares.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Class A Shares

As of October 3 , 201 1 , the following persons owned 5% or more of the outstanding shares of the Fund’s Class A shares:

Name and Address Of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Pershing LLC PO Box 2052 Jersey City, NJ. 07303-9998	24,513.682	7.09%

As of October 3 , 201 1 , securities of the Fund owned by all officers and Trustees, including beneficial ownership, as a group represented less than 1.00 % of the outstanding shares of the Fund’s Class A shares.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Class C Shares

As of October 3 , 201 1 , the following persons owned 5% or more of the outstanding shares of the Fund’s Class C shares:

Name and Address Of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Pershing LLC PO Box 2052 Jersey City, NJ. 07303-9998	13,100.588	17.46%
NFS LLC 406 Homestead Ave. Salinas, CA 93901	7,494.647	9.99%
NFS LLC Scales Family Trust 720 N Refugio Rd. Santa Ynez, CA 93460	4,484.628	5.98%

As of October 3 , 201 1 , securities of the Fund owned by all officers and Trustees, including beneficial ownership, as a group represented less than 1.00 % of the outstanding shares of the Fund’s Class C shares.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

ADVISOR

Eventide Asset Management, LLC (the “Advisor”), a  Delaware limited liability company located at 60 State Street, Suite 700, Boston, MA 02109,  serves as advisor to the Fund. The Advisor was formed in April of 2008 and registered as an investment adviser with the SEC in June of 2008.   Management of the Fund is currently its primary business. Under the terms of the management agreement, the Advisor is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and directing portfolio transactions.  The Advisor is controlled by Finny Kuruvilla.

The Investment Advisory Agreement provides that the Advisor will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Investment Advisory Agreement, the Advisor manages the investment of the assets of the Fund in conformity with the investment objectives and policies of the Fund. It is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolios of the Fund.

For its services under the Investment Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of the Fund.  The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Investment Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

Except for the expenses described above that have been assumed by the Advisor, all expenses incurred in administration of the Fund will be charged to the Fund, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Fund and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Fund is also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of a particular series of the Trust, including the expenses of communications with its shareholders, are paid by that series.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; 12b-1 fees, borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.42% for all classes of the Fund's shares through October 31, 201 2 ..  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.

The Investment Advisory Agreement with the Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the Fund.  The Investment Advisory Agreement may be terminated at any time upon 60 days’ written notice by the Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the Advisor and will terminate automatically upon assignment.

The Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

For the fiscal year ended June 30, 2009, the Advisor earned $8,211 in advisory fees before the application of fee waivers and expense reimbursements and the Advisor waived fees or reimbursed expenses in the amount of $76,051. For the fiscal year ended June 30, 2010, the Advisor earned $40,618 in advisory fees before the application of fee waivers and expense reimbursements and the Advisor waived management fees of $40,618 and reimbursed $58,096 of Fund expenses. For the fiscal year ended June 30, 2011, the Advisor earned $114,869 in advisory fees before the application of fee waivers and expense reimbursements and the Advisor waived management fees of $103,626.

Portfolio Managers

Mr. Finny Kuruvilla and Mr. David Barksdale are the co-portfolio managers responsible for the day-to-day management of the Fund.  As a co-owner of the Advisor, Mr. Kuruvilla’s compensation from the Advisor is based on a share of the net income of the Advisor.  He is also entitled to a portion of the proceeds if the Advisor sells all or a portion of the Advisor's business.  Mr. Kuruvilla does not receive bonuses or participate in a pension plan. Mr. Barksdale’s compensation from the Advisor is based on a fixed monthly distribution from the Advisor.  As a co-owner of the Advisor, Mr. Barksdale is also entitled to a portion of the proceeds if the Advisor sells all or a portion of the Advisor's business, and Mr. Barksdale does not receive bonuses or participate in a pension plan.

As of June 30, 201 1 , Finny Kuruvilla and David Barksdale were each responsible for managing the following types of accounts (other than the Fund):

	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$ 15.5 million	none	$0
Other Pooled Investment Vehicles	2	$ 5.4 million	none	$0
Other Accounts	none	$0	none	$0

As of June 30, 201 1 , the portfolio manager s owned, shares of the Fund the value of which fell within the following ranges:

Finny Kuruvilla	None.
David Barksdale	$100,001-$500,000,

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.

•

The appearance of a conflict of interest may arise where the advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Fund’s code of ethics will adequately address such conflicts.  One of the portfolio manager’s numerous responsibilities is to assist in the sale of Fund shares.  Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, he may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

•

Although the Portfolio Manager generally does not trade securities in this own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Advisor and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

Eventide Asset Management, LLC, Matrix Capital Group, Inc. and the Fund have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Fund.  Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by the Fund, subject to the restrictions of the code.  The codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Matrix 360 Administration, LLC (“MFS” or the “Transfer Agent” or “Administrator”), a subsidiary of Matrix Capital Group Inc., the Fund’s Distributor, provides the Fund with transfer agent, accounting, compliance and administrative services.  MFS is located at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.  MFS maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MFS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, administrative services, and compliance services.  For these services, the Fund pays MFS a base fee of $ 15 ,000 annually, an annual asset-based fee of 0. 1 5% of net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.  For compliance services, the Fund pays MFS $12,000 annually. During the fiscal year ended June 30, 201 1 , the Fund paid MFS accounting and transfer agent fees of $ 49,233 and $12,000 for compliance services.

Effective December 1, 2010, the Trust entered into an Management Services Agreement with Abbington Capital Group, LLC ("ACG") for various management and administrative services.  For these services, the Fund pays ACG a base fee of $5,000 annually, an annual asset-based fee of 0.10% of net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.  Jerry Szilagyi is the controlling member of ACG, the controlling member of Catalyst Capital Advisors LLC, an investment advisor to other series of the Trust and a Trustee of the Trust.. For the year ended June 30, 2011, the Fund incurred $11,299 for fees to ACG.

CUSTODIAN

The Huntington National Bank, 41 South High Street, Columbus, OH 43215, serves as the custodian of the Fund and has custody of all securities and cash of the Fund.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s independent registered public accounting firm is BBD, LLP.  Shareholders will receive annual financial statements, together with a report of independent accountants, and semiannual unaudited financial statements of the Fund.  The independent accountants will report on the Fund’s annual financial statements, review certain regulatory reports and the Fund’s income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215 , serves as counsel for the Trust and the independent Trustees.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through Matrix Capital Group, Inc., 420 Lexington Ave., 6th floor, New York, N.Y., 100 17 , (the “Distributor”).  MFS is a subsidiary of the Distributor.

The Fund has entered into a Distribution and Services Agreement whereby the Distributor serves as principal underwriter and distributor of the Fund.  Pursuant to this agreement, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  The Distributor has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares.  The Distributor receives for its services the applicable sales charge of the Fund’s shares, and reallows a majority or all of such amount to the dealers who sold the shares.  The Distributor may act as such a dealer.  The staff of the SEC takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

Mr. Anci and Mr. Ganley, as officers of the Trust and the Distributor may be deemed to be affiliated persons of the Distributor.

12b-1 Plans

The Fund has adopted plans (each a  “Plan,” collectively, the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that any payments made by a Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing.  Under the Fund’s Plan related to Retail Class Shares, the Fund incurs an annual fee of up to 0.25% of the average daily net assets of the Fund’s shares (the “Retail Class 12b-1 Fee”).  Under the Fund’s Plan related to Class A Shares, the Fund incurs an annual fee of up to 0.50% of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b - 1 Fee”).   Under the Fund’s Plan related to Class C Shares, the Fund incurs an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares (the “Class C 12b - 1 Fee”) (the Retail Class 12b-1 Fee, the Class A 12b-1 Fee and the Class C 12b-1 Fee are collectively referred to as the “12b-1 Fee”).   Brokers receive a 1% commission from the Distributor for the sale of Class C Shares.   The Advisor reimburses the Distributor for this expense, and recoups the expense during the first year as it receives 12b-1 payments.  The Fund is currently incurring an annual fee of up to 0.20% of the Fund’s average daily net assets for Retail Class Shares, of up to 0.25% of the Fund’s average daily net assets for Class A Shares and of up to 1.00% for Class C Shares.

Each 12b-1 Fee may be used to pay a fee on a quarterly basis to broker-dealers, including the Distributor and affiliates of the Distributor, the Advisor, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the Fund owned by shareholders with whom the Service Organization has a servicing relationship. The 12b-1 Fees may also be used to reimburse parties for shareholder services and distribution related expenses.

The Fund’s Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Trust’s Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan (the “Qualified Trustees”).  The Fund’s Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of the Fund or by vote of a majority of the outstanding shares of the Fund.  Any amendment to a Plan to increase materially the amount the Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the Fund.  Other material amendments to a Fund’s Plan would be required to be approved by vote of the Board of Trustees, including a majority of the Qualified Trustees.  The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

D ealers who are holders or dealers of record for accounts in the Fund may receive payments from 12b-1 Fees ..  A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer.   Dealers are compensated differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  From time to time, the Advisor or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of the Fund.  Such compensation provided by the Advisor or Distributor may include financial assistance to dealers that enable the Advisor or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events.  Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the FINRA.  The Advisor and Distributor make payments for events they deem appropriate, subject to applicable law.  These payments may vary depending upon the nature of the event.

The table below states the amounts paid by each class of the Fund under the distribution plan for the year ended June 30, 201 1 ..

Fund
Retail Class Shares	$ 16,228
Class A Shares	$ 2,555
Class C Shares	$ 4,833

The table below states the principal types of activities for which each class of the Fund made payments under the distribution plans for the year ended June 30, 2011 ..

	Retail Class	Class A	Class C
Advertising & Sales Literature
Printing & Mailing of Prospectuses
Compensation to Underwriters
Compensation to Broker Dealers	$ 4,270	$ 2,555	$ 36 6
Compensation to Sales Personnel
Interest, Carrying or other Financial Charges			$4,467
Compensation to the Advisor for Distribution-Related Expenses	$ 11,958

The Distributor for the Fund received the following commissions and other compensation during the fiscal year ended June 30, 201 1 ..

	Net Underwriting	Compensation
	Discounts and	on Redemptions	Brokerage	Other
	Commissions	and Repurchases	Commissions	Compensation
Gilead Fund	$0	$0	$ 153,968	$0

PORTFOLIO TURNOVER

Turnover rates are primarily a function of the Fund's response to market conditions.  The portfolio turnover rate of the Fund for the fiscal periods ended June 30, 2009 , June 30, 2010 and June 30, 2011 were 339% , 398% and 487% ..

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Advisor.  The Advisor may delegate such proxy voting to a third party proxy voting service provider. The Advisor will vote such proxies in accordance with its proxy policies and procedures.  In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between its interests and the interests of the Fund’s shareholders.  In such a case, the Trust’s policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  The Advisor has developed a detailed proxy voting policy that has been approved by the Board of Trustees.

Information on how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836 or on the SEC’s Internet site at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures is also available by calling 1-877-771-3836 and will be sent within three business days of receipt of a request.

The Advisor’s Proxy Voting Policies are attached hereto as Appendix B.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund on the basis of the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the Advisor, be reasonable in relation to the value of the brokerage services provided, under the Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor for effecting a securities transaction for the Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Fund and to its other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Advisor and not solely or necessarily for the benefit of the Fund. The Advisor’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Fund pays to the Advisor will not be reduced as a consequence of the Advisor’s receipt of brokerage and research services.  To the extent the Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisor in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor in carrying out its obligations to the Fund.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to the Advisor will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

The Fund has no obligation to deal with any broker or dealer in the execution of its transactions.  However, it is a possibility that the Fund will place a significant portion of its transactions, in stocks, bonds and options, with affiliates of the Advisor or the Distributor. As the level of securities trading increases, the level of commissions paid by the Fund to the affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliates receive compensation based on the amount of transactions completed, there could be an incentive on the part of the Advisor to effect as many transactions as possible and to write as many options as possible, thereby maximizing the commissions and premiums it receives. In practice, the number of options written at any time is limited to the value of the stocks and other assets in a Fund’s portfolio, which are used to cover or secure those options.  Options transactions commissions are often greater in relation to options premiums than are brokerage commissions in relation to the price of the underlying stocks. In connection with the execution of options transactions, subject to its policy of best execution, the Fund may pay higher brokerage commissions to the affiliate than it might pay to unaffiliated broker-dealers.

In order for the affiliated broker to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor or the Distributor (such as Matrix Capital Group, Inc.) may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities.  Therefore, Matrix Capital Group, Inc. will not serve as the Fund’s dealer in connection with over-the-counter transactions.  However, Matrix Capital Group, Inc. may serve as the Fund’s broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions.  Such agency transactions will be executed through the clearing broker.  Pershing LLC is the clearing broker for Matrix Capital Group, Inc.

The Fund will not effect any brokerage transactions in its portfolio securities with Matrix Capital Group, Inc. if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services.  The Investment Advisory Agreements provide that affiliates of affiliates of the Advisor may receive brokerage commissions in connection with effecting such transactions for the Fund.  In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the Trust’s Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by the affiliated broker on comparable transactions for its most favored unaffiliated customers, except for customers of the affiliated broker considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Fund.  The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Agreement does not provide for a reduction of the Distributor’s or Advisor’s fee by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of the Fund.  While other brokerage business may be given from time to time to other firms, the affiliated brokers will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

The Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Advisor, the Distributor or their affiliates.

During the fiscal period ended June 30, 2009, the Fund paid $19,638 in commissions on the purchase and sale of securities of which $19,638 was paid to Matrix Capital Group, Inc. During the fiscal year ended June 30, 2010, the Fund paid $57,427 in commissions on the purchase and sale of securities, none of which was paid to Matrix Capital Group, Inc. During the fiscal period ended June 30, 2011, the Fund paid $170,123 in commissions on the purchase and sale of securities of which $153,968 was paid to Matrix Capital Group, Inc.

PURCHASE AND REDEMPTION OF SHARES

Fund shares may be purchased from investment dealers who have sales agreements with the Fund’s Distributor or from the Distributor directly.  As described in the Prospectus, the Fund provides you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences by offering the classes described below.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up - front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class A shares of the Fund.  The example assumes a purchase on June 30, 2011 , of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

Net Asset Value per share	$ 14.89
Per Share Sales Charge—5.75% of public offering price (6.10% of net asset value per share) for each Fund	$0. 91
Per Share Offering Price to the Public	$ 15.80
Shares Outstanding (June 30, 2011)	272,303

Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor.  Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor.  These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in the Fund.  Purchase requests should be addressed to the dealer or agent from which this Statement of Additional Information was received which has a sales agreement with the Distributor.  Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares.  It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price).  Reference should be made to the wire order to ensure proper settlement of the trade.  Payment for redemptions of shares purchased by telephone should be processed within three business days.  Payment must be received within seven days of the order or the trade may be canceled, and the dealer or broker placing the trade will be liable for any losses.

  REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

Letters of Intent

An investor may qualify for a reduced sales charge on Class A shares immediately by stating his or her intention to invest in Class A shares of the Fund, during a 13 - month period, an amount that would qualify for a reduced sales charge shown in the Fund’s Prospectus under “How to Buy Shares — Class A Shares” and by signing a non-binding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  After signing the Letter of Intent, each investment in Class A shares made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent.  If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased.  When an investor signs a Letter of Intent, Class A shares of the Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted.  If the total purchases of Class A shares made by an investor under the Letter of Intent, less redemptions, prior to the expiration of the 13 - month period equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed.  In addition, if the total purchases of Class A shares exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional Class A shares at the then current applicable offering price.  If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and, if after written notice to the investor, he or she does not pay the increased sales charge, sufficient Class A restricted shares will be redeemed at the current net asset value to pay such charge.

Rights of Accumulation

A right of accumulation (“ROA”) permits an investor to aggregate shares owned by the investor, his spouse, children and grandchildren under 21 (cumulatively, the “Investor”) in some or all Funds in the Trust to reach a breakpoint discount.  This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply).  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

(a)

Investor's current purchase of Class A shares in the Fund; and

(b)

The net asset value (at the close of business on the previous day) of the Class A shares of the Fund held by

Investor.

For example, if Investor owned Class A shares worth $40,000 at the current net asset value and purchased an additional $10,000 of Class A shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for a ROA on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

Investments of $1 Million or More

With respect to Class A shares of the Fund, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES

The Prospectus describes the classes of persons that may purchase shares without an up-front sales charge.  The elimination of the up - front sales charge for redemptions by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the Fund with sufficient information to verify that the purchase qualifies for the discount.

The Fund makes available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

NET ASSET VALUE

The Fund’s net asset value (“NAV”) per share is determined by dividing the total value of the Fund’s assets, less any liabilities, by the number of shares of the Fund outstanding.

The net asset value per share of the Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company’s involvement in merger or acquisition activity, with widely varying valuations placed on the company’s assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund’s Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

The Fund intends to continue to qualify as a regulated investment company, or “RIC,” under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carry forwards.   Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains only for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

INVESTMENTS IN FOREIGN SECURITIES

The Fund may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Fund’s income dividends paid to you.

Pass-Through of Foreign Tax Credits. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates.  If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders.  It is not likely that the Fund will be able to do so.  For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any.  No deduction for foreign taxes may be claimed by individuals who do not itemize deductions.  In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualified dividend income.”

Effect of Foreign Debt Investments and Hedging on Distributions. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are not eligible for the reduced rate of tax on “qualified dividend income.”

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by a Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax.  The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by a Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor.  These exemptions from withholding are effective for distributions of income earned by the Fund in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

FINANCIAL STATEMENTS

The Eventide Gilead Fund's Annual Report to Shareholders for the period ended June 30, 201 1 (and the independent registered public accounting firm’s   report included therein) is incorporated herein by reference.  You can obtain the Annual Report without charge by calling the Fund at 1-866-771-3836.

Appendix A—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

App. -#

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Appendix B

EVENTIDE ASSET MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the recent adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill its responsibilities under the Act, Eventide Asset Management, LLC (hereinafter “we” or “our”) has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors.  While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability.  Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions.  Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests.  Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency.  Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to  make informed decisions about the purchase and sale of a company’s securities.

Consistency with Ethical Screening Criteria.  Maintaining consistency with our ethical criteria is a requirement for ongoing Fund investments in companies.  We believe it is consistent with our fiduciary duties to encourage alignment of corporate actions with our ethical criteria for companies in which the Fund is invested so-as to allow the Fund to continue to hold companies' securities which we believe offer financial benefits to Fund investors.

DECISION METHODS

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal may impact the financial prospects of a company, and vote accordingly.

We believe that we invest in companies with strong management.  Therefore we will tend to vote proxies consistent with management’s recommendations. However, we will vote contrary to management’s recommendations if we believe those recommendations are not consistent with increasing shareholder value.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value.  We will generally vote in favor of non-incumbent independent directors.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

1.

Requiring senior executives to hold stock in a company.

2.

Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value.  Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-877-771-3836.   We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities.

App. -#

STATEMENT OF ADDITIONAL INFORMATION,

November 1, 2011

MUTUAL FUND SERIES TRUST

Listed Private Equity Plus Fund

Class A: LPEAX  Class C: LPECX

630 Fitzwatertown Road, Building A, 2nd Floor,

Willow Grove, PA 19090

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Listed Private Equity Plus Fund (the “Fund”) dated November 1, 201 1 (the “Prospectus”). The Fund is a separate series of the Mutual Fund Series Trust, formerly known as Catalyst Funds (“Trust”), an open-end management company organized as an Ohio business trust.  The Fund’s Annual Report to shareholders for the period ended June 30, 201 1 is incorporated herein by reference. This SAI is incorporated in its entirety into the Prospectus. Copies of the Prospectus and Annual Report may be obtained at no charge from the Trust by writing to the above address or calling 877-477-7373.

THE LISTED PRIVATE EQUITY PLUS FUND

1

INVESTMENT RESTRICTIONS

1

OTHER INVESTMENT POLICIES

2

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

3

DISCLOSURE OF PORTFOLIO HOLDINGS

23

TRUSTEES AND OFFICERS

25

PRINCIPAL SHAREHOLDERS

29

ADVISOR

30

CODE OF ETHICS

33

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

33

CUSTODIAN

33

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

33

COUNSEL

33

DISTRIBUTOR

34

PROXY VOTING POLICY

35

PORTFOLIO TURNOVER

36

PORTFOLIO TRANSACTIONS

36

PURCHASE AND REDEMPTION OF SHARES

38

REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

38

WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES

39

NET ASSET VALUE

40

TAX INFORMATION

40

INVESTMENTS IN FOREIGN SECURITIES

41

BACKUP WITHHOLDING

42

FOREIGN SHAREHOLDERS

42

FINANCIAL STATEMENTS

42

Appendix A

43

Appendix B

45

THE LISTED PRIVATE EQUITY PLUS FUND

The Mutual Fund Series Trust (“Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on February 27, 2006. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Listed Private Equity Plus Fund (the “Fund”) is a separate non-diversified series of the Trust. There are currently several other series (or funds, and together with the Fund, the “Funds”) and additional series may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.

Vista Research and Management, LLC (“VRM” or the “Advisor”), acts as investment advisor to the Listed Private Equity Plus Fund.

The Trust does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. There can be no assurance that a series will grow to an economically viable size, in which case the Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.   No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Fund offers two classes of shares:  Class A and Class C Shares.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Fund and cannot be changed unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of that Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of the Fund.

As a matter of fundamental policy, the Fund may not:

(a)

borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(b)

issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c)

engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(d)

purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(e)

purchase physical commodities or contracts relating to physical commodities;

(f)

make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

(g)

The Listed Private Equity Plus Fund will, under normal circumstances, invest at least 25% of its total assets in companies engaged in the following private equity related industries: Publicly Listed Private Equity Firms, Publicly Listed Venture Capital Firms, U.S. Business Development Companies, U.S. Special Purpose Acquisition Companies (SPACs), Investment Banks with Large Private Equity Interests, Merchant Banks with Large Private Equity Interests, Publicly Listed Private Equity Funds, Leveraged Buy-Out Firms, Alternative Investment Asset Management Firms.

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Fund:

(a)

The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  Rule 144A securities with registration rights are not considered to be illiquid;

(b)

The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques;

(c)

The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings.  The Fund will not mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the Fund shall maintain asset coverage of 300% of all borrowing.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation;

(d)

The Fund will not purchase any security while borrowings (including reverse repurchase transactions) representing more than one third of its total assets are outstanding; and

The Listed Private Equity Plus Fund has adopted a policy to invest at least 80% of its total assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities of publicly listed companies that are primarily engaged in private equity.  Shareholders of the Fund will be provided with at least 60 days' prior notice of any change in the Fund's policy.  The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type:  "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although the Fund would do this only in seeking to avoid losses, the Fund will not be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.  The Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of the Fund, the following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus.

Common Stocks. The Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Fund may also invest in warrants and rights related to common stocks.

Investments in Small and Unseasoned Companies.  Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management.  In addition, they often face competition from larger or more established firms that have greater resources.  Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.  To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price.  Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Securities of Other Investment Companies. The Fund may invest in securities issued by other investment companies. The Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC rule or exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the "5% Limitation"); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the "10% Limitation"); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Fund intend s to rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

Exchange Traded Funds.  The Fund may invest in a range of exchange-traded funds ("ETFs").  An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day.  Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies, see "Securities of Other Investment Companies" above.

When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF. These risks could include those associated with small companies, illiquidity risk, sector risk, foreign and emerging market risk, short selling, leverage as well as risks associated with fixed income securities, real estate investments, and commodities.  ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may be more heavily invested will vary.

To offset the risk of declining security prices, the Fund may invest in inverse ETFs.  Inverse ETFs are funds designed to rise in price when stock prices are falling.  Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying stock index upon which they are based.  Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis.  For example, if an inverse ETFs current benchmark is 200% of the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 10%). Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse or leveraged securities could cause a Fund to suffer significant losses.

The Fund may also invest in ETFs that include high beta index funds (“HBIFs”), which track an index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices.  HBIFs are more volatile than the benchmark index they track and typically don’t invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark.  On a day-to-day basis, HBIFs will target a volatility that is a specific percentage of the volatility of the underlying index.  HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis.  For example, if a HBIF’s current benchmark is 200% of the S&P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S&P 500 Index goes up 5% then the HBIF’s value should go up 10%). When the value of the underlying index declines, the value of the HBIF’s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S&P 500 Index goes down 5% then the value of the HBIF should go down 10%).

Under the 1940 Act, the Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless: (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies to invest in the various series of the iShares Trust and iShares, Inc. (“iShares Funds”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Fund may seek to qualify to invest in iShares Funds in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating its investments in the manner that the Fund’s advisor, considers optimal, or cause the Fund to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”) as an alternative. The Fund may also invest in Other Investment Companies or Stock Baskets when the advisor believes they represent more attractive opportunities than similar ETFs. The Fund’s investments in Other Investment Companies will be subject to the same 3% Limitation described above.

Closed-End Investment Companies.  The Fund may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below.  The Fund, together with any company or companies controlled by the Fund, and any other investment companies having a sub-adviser as an investment adviser, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of that fund’s shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. The Fund may also invest in preferred shares of closed-end funds.

An investor in the Fund should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through the Fund he will bear not only his proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds.  An investor may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds.

Business Development Companies (BDCs) and Special Purpose Acquisition Companies (SPACs). The Fund may invest in BDCs and SPACs.  Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs.  For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or in thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt instruments that mature in one year or less.  SPACs typically hold 85% to 100% of the proceeds raised from their IPO in trust to be used at a later date for a merger or acquisition. The SPAC must sign a letter of intent for a merger or acquisition within 18 months of the IPO. Otherwise it will be forced to dissolve and return the assets held in the trust to the public stockholders. However, if a letter of intent is signed within 18 months, the SPAC can close the transaction within 24 months. In addition, the target of the acquisition must have a fair market value that is equal to at least 80% of the SPAC’s assets at the time of acquisition and a majority of shareholders voting must approve this combination with no more than 20% of the shareholders voting against the acquisition and requesting their money back. When a deal is proposed, a shareholder can stay with the transaction by voting for it or elect to sell his shares in the SPAC if voting against it.  SPACs are more transparent than private equity as they may be subject to certain SEC regulations, including registration statement requirements under the Securities Act of 1933 and 10-K, 10-Q and 8-K financial reporting requirements.  Since SPACs are publicly traded, they provide limited liquidity to an investor (i.e. investment comes in the form of common shares and warrants which can be traded).  Other than the risks normally associated with IPOs, SPACs’ public shareholders' risks include limited liquidity of their securities (as shares are generally thinly traded), loss of 0-15% of their investments (resulting from the SPACs operating costs) if no deals are made and lack of investment diversification as assets are invested in a single company.

Options on Securities. The Fund may purchase put options only on equity securities (including securities of ETFs) held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an “over-the-counter” transaction). The Fund may write (sell) “covered” call options and purchase options in a spread to hedge (cover) written options, and to close out options previously written by it.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer (seller) of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security upon exercise of a call option subject to the Options Clearing Corporation (“OCC”), a writer is required to deposit in escrow the underlying security or other assets in accordance with the OCC rules.

The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

The Fund may write only call options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying security or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that security, In addition, the Fund will not permit the call to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to the Fund by the purchaser of the option is the “premium”. The Fund’s obligation as the writer of a call option to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. A Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do unless the Fund arranges to have its Custodian segregate sufficient cash or liquid assets as described above), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when the Fund may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security, cash or other liquid assets covering the call will be maintained either in a segregated status by the Fund’s Custodian or on deposit in escrow in accordance with the OCC rules.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value which is the mean of the closing bid and asked prices, after closing rotation is completed (i.e., after such closing prices are computed, currently at 4:02 p.m. and 4:15 p.m., depending on the type of contract), the closing prices as of the time at which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange).  The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot effect such a closing transaction, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to the Fund, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option.  It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

In order to write a call option, a Fund is required to comply with the OCC rules and the rules of the various exchanges with respect to collateral requirements.

A Fund may also purchase put options so long as they are listed on an exchange. If a Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that the advisor feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put option’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put option’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Fund may write put options on a fully covered basis on a stock the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. If a Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the “premium”. A Fund’s obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, that is not covered by the Fund’s having an immediate and absolute right to sell such securities, a Fund will segregate with its Custodian, or pledge to a broker as collateral any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier, which will be adjusted daily to the option’s current market value.

A Fund may purchase a call option or sell a put option on a stock (including securities of ETFs) it may purchase at some point in the future. The purchase of a call option or sale of a put option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will normally not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If a Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by a Fund to the seller of the call option is known as the “premium”. If during the period of the option the market price of the underlying security remains at or below the exercise price, a Fund will be able to purchase the security at the lower market price. The profit or loss a Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.  If, during the period of the call option, the market price for the underlying security is at or below the call option’s strike price, the call option will expire worthless, representing a loss of the price a Fund paid for the call option, plus transaction costs.

Stock Index Options. Except as described below, a Fund will write call options on stock indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts or the Fund arranges with its Custodian to segregate cash or other liquid assets equal in value to the exercise liability of the call option adjusted daily to the option’s current market value. When a Fund writes a call option on a broadly-based stock market index, it will segregate with its custodian, and/or pledge to a broker as collateral for the option, any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated or pledged falls below 100% of the current stock index value times the multiplier times the number of contracts, a Fund will so segregate and/or pledge an amount in cash or other liquid assets or securities equal in value to the difference. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities (including common stocks) in a segregated account with the Custodian, it will not be subject to the requirements described in this section.

Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer.  Although a Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call or put option writer, is unable to effect an offsetting closing transaction in a secondary market, and does not arrange with its Custodian to segregate cash or other liquid assets equal in value to the Fund’s exercise liability of the option adjusted daily to the option’s current market value, it will, for a call option it has written, not be able to sell the underlying security until the call option expires and, for a put option it has written, not be able to avoid purchasing the underlying security until the put option expires.

Risks of Options on Stock Indexes. Each Fund’s purchase and sale of options on stock indexes will be subject to risks described above under “Risks of Transactions in Stock Options”. In addition, the distinctive characteristics of options on stock indexes create certain risks that are not present with stock options.

Since the value of a stock index option depends upon the movements in the level of the stock index, rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes is subject to the advisor’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires skills and techniques different from predicting changes in the price of individual stocks.

Stock index prices may be distorted if trading of certain stocks included in the stock index is interrupted. Trading in the stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the stock index. If this occurred, a Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the stock index, for example, the S&P 100 or S&P 500 index option.

Trading in stock index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional stock index option contracts have been introduced, including options on industry stock indexes. Although the markets for certain stock index option contracts have developed rapidly, the markets for other stock index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all stock index option contracts. Fund will not purchase or sell stock index option contracts unless and until, in the advisor’s opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, or (c) to manage the duration of a portfolio’s fixed income investments.

Hedging activity in a Fund may include buying or selling (writing) put or call options on stocks, shares of exchange traded funds (“ETFs”) or stock indexes, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures.  The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. A Fund may hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk and they cannot be for speculation.

The Funds may engage in transactions in futures contracts and options on futures contracts.  The Funds may purchase and sell futures contracts and options thereon only to the extent that such activities are consistent with the requirements of General Regulations Section 4.5 (“Rule 4.5”) promulgated under the Commodity Exchange Act, as amended (the “CEA”), by the Commodity Futures Trading Commission (the “CFTC”), under which each of these Funds is excluded from the definition of a “commodity pool operator.”  Under Rule 4.5, as amended effective August 8, 2003, a Fund may engage in futures transactions without limitation, if the Fund (1) makes the following disclosures in writing to each participant, whether existing or prospective; (2) submits to such special calls as the CFTC may make to require the Fund to demonstrate compliance with Rule 4.5(c); and (3) files a notice of eligibility under Rule 4.5 with the National Futures Association (“NFA”).  As required by Rule 4.5, shareholders are hereby notified that each advisor, which have each claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.  Each of the Funds has filed under Rule 4.5 with the NFA the requisite notice of eligibility, or a supplemental notice of eligibility to its previously filed notice of eligibility to complete or accurately update such notice.

Convertible Securities. The Funds may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Preferred Stock. The Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Warrants. The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

United States Government Obligations. The Funds may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Funds may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.  See “Foreign Investment Risk.”

Bank Obligations. Each Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments will be in bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the advisor acting as agent, for no additional fee, in its capacity as advisor to a Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor.  Master Notes typically are not rated by credit rating agencies.

The Funds may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). The Funds may also invest in commercial paper that is not rated but is determined by the advisor, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality.

Other Fixed Income Securities. Other fixed income securities in which the Funds may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities.

The Funds may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act).

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. These notes must satisfy the same quality standards as commercial paper investments. Unrated variable and floating rate notes purchased by a Fund must be determined by the advisor under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, a Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Investments. The Funds may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, and exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Funds to currency fluctuation risks.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Depositary Receipts. Each Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets. Each Fund may invest in securities of issuers located in “emerging markets” (lesser developed countries located outside of the U.S.) or ETFs or other investment companies that invest in emerging market securities. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Brady Bonds. The Funds may invest in “Brady Bonds,” which are issued by certain Latin American countries in connection with restructurings of their debt. The Brady Bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Brady Bonds do not have a long payment history and, due to the loan default record for Latin American public and private entities, may be considered speculative investments. They may be collateralized or uncollateralized and are issued in various currencies. They are actively traded in the over-the-counter secondary market for debt of Latin American issuers.

When-Issued and Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to a Fund until settlement. The Funds will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of a Fund’s total assets, less liabilities other than the obligations created by these commitments.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the advisor, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Advisor, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by a Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on a Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect a Fund’s ability to sell securities at their fair value. Each Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in a Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A description of the quality ratings of certain NRSROs is contained in Appendix A.

Zero Coupon Securities. The Funds may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Each Fund anticipates that it will not normally hold zero coupon securities to maturity. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Forward Foreign Currency Exchange Contracts. A Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by a Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Futures Contracts. Each Fund may invest in futures contracts and options thereon (stock index futures contracts, interest rate futures contracts or currency futures contracts or options thereon) to hedge or manage risks associated with the Fund’s securities investments.  When a futures contract is executed, each party deposits with a futures commission merchant (“FCM”) or broker (“Custodian”), or in a segregated custodial account, a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the FCM or broker or segregated custodial account. In the case of options on futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in the futures contract and related margin account.  If the option is exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index, interest rate or currency price, as applicable, on the expiration date is delivered.

As required by the 1940 Act, a Fund may purchase or sell futures contracts or options thereon only if the Fund’s liability for the futures position is “covered” by an offsetting position in a futures contract or option thereon, or by the Fund’s segregating liquid assets equal to the Fund’s liability on the futures contract or option thereon, which are adjusted daily to equal the current market value of Fund’s liability on the futures contract or option thereon.  To enter into a futures contract, an amount of cash, U.S. Government securities, or other liquid securities or assets, equal to the market value of the futures contract, is segregated with the Custodian and/or in a margin account with a FCM or broker, and this amount of cash or cash equivalents is adjusted daily to the current market value of the futures contract to collateralize the position and thereby ensure that the use of such futures is unleveraged.  Alternatively, a Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or other liquid securities or assets.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close positions in futures or options thereon also could have an adverse impact on a Fund’s ability to hedge or manage risks effectively.

Successful use of futures by a Fund is also subject to the advisor’s  ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisor may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. A Fund will purchase or sell futures contracts (or related options thereon) in accordance with the CFTC regulations described above.

Interest Rate Futures. A Fund may purchase an interest rate futures contract as a hedge against changes in interest rates. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Thus, if a Fund holds long-term debt obligations and the advisor anticipates a rise in long-term interest rates, the Fund could, instead of selling its debt obligations, enter into an interest rate futures contract for the sale of similar long-term securities. If interest rates rise, the value of the futures contract would also rise, helping to offset the price decline of the obligations held by the Fund. A Fund might also purchase futures contracts as a proxy for underlying securities that it cannot currently buy.

Stock Index Futures. A Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

A Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the advisor anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against a Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities, which may later be purchased in a more advantageous manner.

A Fund’s successful use of stock index futures contracts depends upon the advisor’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund’s portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of a Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to a Fund is theoretically unlimited when the Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Funds may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A Fund may write only foreign currency options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency.  A Fund may write put options on a fully covered basis on a currency the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, a Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” above.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect a Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if a Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

REITs. The Funds may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Structured Securities. The Funds may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. The Funds may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. The Funds may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. The Funds may invest in assignments of and participations in loans issued by banks and other financial institutions.

When the Fund purchases assignments from lending financial institutions, the Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in a Fund having a contractual relationship with the lending financial institution, not the borrower. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, a Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

A Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

A Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of a Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. A Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by CSAM to be creditworthy.

When a Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations or Assignments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

Restricted and Illiquid Securities. A Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, a Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. A Fund’s valuation of these securities will reflect relevant liquidity considerations.  Under criteria established by the Funds’ Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, each Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

Restricted securities in which a Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. Each advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Funds are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the advisor, as liquid and not subject to the investment limitations applicable to illiquid securities.

Repurchase Agreements. Securities held by a Fund may be subject to repurchase agreements. These transactions permit a Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities.  Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the Advisor deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of the Funds’ securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. The Funds will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. No Fund may enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund’s obligation to repurchase the securities.

Loans of Portfolio Securities. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders’ and custodial fees, including fees to an advisor or its affiliate, in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of an advisor,  the Administrator or Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Short Sales Against The Box. The Funds may engage in short sales against the box. In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Funds may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund’s custodian or qualified sub-custodian. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). The Funds may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

A Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Municipal Securities.  Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.  Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax.  Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds.  There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody's and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

The Fund may invest in "private activity" bonds.  Each Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers.  A participation interest gives a Fund an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal securities.  These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states.  In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s Board of Trustees has adopted Portfolio Holdings Disclosure Policies and Procedures (the “Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interests of Fund shareholders and the interests of the Fund’s advisors, principal underwriters, or affiliated persons of the Fund, advisors or principal underwriters.  This Policy is applicable to each advisor to the Fund.

The Policy is intended to prevent the misuse of material non-public information regarding the portfolio holdings of the Fund (“Holdings Information”).  Holdings Information will be disclosed to selected third parties only when the Fund have a legitimate business purpose for doing so, and the Recipients (as defined below) are subject to a duty of confidentiality (including a duty not to trade based on the non-public information).  Under this Policy, the receipt of compensation by the Fund, an advisor or an affiliate as consideration for disclosing Holdings Information will not be deemed a legitimate business purpose.  Recipients will receive Holdings Information only after furnishing written assurances to the advisor and/or the Fund that the Holdings Information will remain confidential, and Recipients and persons with access to the Holdings Information will be prohibited from trading based on the Information.  In all instances, Holdings Information will be disclosed only when consistent with the antifraud provisions of the federal securities laws and the advisor’s fiduciary duties, and the advisor’s and Fund’s obligations to prevent the misuse of material, non-public information.

Pursuant to the policy, the Fund, the advisors, and their agents are obligated to:

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Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

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Ensure that Holdings Information is not provided to a favored group of clients or potential clients; and

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Adopt such safeguards and controls around the release of Holdings Information so that no client or group of clients is unfairly disadvantaged as a result of such release.

Pursuant to the policy, the following is a summary of the third parties to which portfolio holdings information may be shared and the time frame in which the information is shared:

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To the public in required filings with the SEC, as soon as made public.  Filing are generally made within 60 days after the relevant fiscal period.

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To the Fund’s Advisor, transfer agent, fund accountant and administrator have access to the Fund’s holdings on a daily basis without delay.

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To the Fund’s auditor, legal counsel and proxy voting services (if applicable) have access to the Fund’s portfolio holdings information on an as needed basis without delay.

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Pricing services, printers, merger partners, new advisers or sub-advisers to the fund have access to the Fund’s portfolio holdings information on an as needed basis, usually without delay.

The following policies and procedures will apply to the disclosure of listings of portfolio holdings for one or more of the Funds by the applicable advisor and the Fund:

SEC Filings.  The Funds must disclose their complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter end of the Funds’ fiscal year or the Form N-CSR on the second and fourth quarter of the Fund’s fiscal year.  The N-Q report is not required to be mailed to shareholders, but is made public through the SEC electronic filings.

The Funds must provide either complete portfolio holdings or summaries of their portfolio holdings to shareholders in tabular or graphical format by identifiable categories (e.g., industry sector, geographic region, credit quality, or maturity) according to the percentage of net assets.  The ruling requires at least disclosure of the top 50 holdings (based on percentage of net assets) and any investment exceeding 1% of the Fund's net asset value.  This change is intended to provide a more concise and investor-friendly presentation of the allocation of a Fund's investments across asset classes.

Service Providers.   Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis, with no lag time, to the Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund.  The Fund~~s~~ may also release portfolio information on an as needed basis, with varying lag times, to other third parties providing services to the Fund.   The Fund discloses portfolio holdings to its auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors.  The information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time, with no lag time, and information may be given to proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors at intervals and lag times which will vary.

Other Disclosure.  The advisors and the Fund currently do not disclose Holdings Information except as noted above.  The CCO may authorize providing non-public Holdings Information of the Funds that is current as  of thirty business days after the month-end to third-party rating and ranking organizations  (each a “Recipient”) for use in connection with their rating or ranking of the Funds. The disclosure may include additional information; however, any such additional information provided to a Recipient shall not include any material information about the Fund’s trading strategies or pending transactions.

The CCO may approve the distribution in an electronic format of non-public Holdings Information posted on the public Internet site of the Company to Recipients and rating agencies upon request, and such Recipients and rating agencies will not be required to execute a Nondisclosure Agreement.

Occasions may arise where an advisor, the Fund or an affiliate may have a conflict of interest in connection with a Recipient’s request for disclosure of Holdings Information.  In order to protect the interests of shareholders and the Funds and to ensure no adverse effect on the shareholders or the Funds, in the limited instances where a Designated Person is considering making non-public Holdings Information, the Designated Person will disclose the conflict to the CCO.  If the CCO determines, to the best of his knowledge following appropriate due diligence, that the disclosure of non-public Holdings Information would be in the best interests of shareholders, and the Funds and will not adversely effect the shareholders or the Fund, the CCO may approve the disclosure.  The CCO will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the Board of the Fund for its review at a subsequent Board meeting.  Any such exceptions log shall be retained in the Fund’s records.

The Fund and the advisors will not enter into any arrangement providing for the disclosure of Holdings Information for the receipt of compensation or benefit of any kind in return for the disclosure of the Holdings Information.  The Board of Trustees exercises oversight of the disclosure of Portfolio Holdings by reviewing quarterly reports presented by the Funds' CCO regarding violations of the Funds' policies, exceptions to the policies, and new arrangements for disclosing Portfolio Holdings.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or an advisor or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the advisor, the performance of the Funds, the advisor’s costs and the profitability of the agreements to the advisor, ancillary benefits to the advisor or their affiliates in connection with its relationship to the Funds and the amount of fees charged in comparison to those of other investment companies.

The Audit Committee consists of the Independent Trustees of the Trust. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Fund’s internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board.

The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement.  The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	22	None
Tiberiu Weisz c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	22	None
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	22	None

Interested Trustee** and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past Five Years
Jerry Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 3/2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006 .	22	None
Christopher Anci 420 Lexington Avenue 6th Floor New York, NY 100 17 Year of Birth: 1968	President, Principal Executive Officer	Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 1/2004); President of LM Anderson Securities, a broker-dealer, since 2/2002.	N/A	N/A
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 11/2001 to 12/2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 11/2001 to 12/2004.

				N/A	N/A

*    The term of office of each Trustee is indefinite.

** The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of a Fund advisor.

The Trust is led by Mr. Jerry Szilagyi, who has served as the Chairman of the Board since 2010.  Mr. Szilagyi is an interested person by virtue of his controlling interest in Catalyst Capit a l Advisors LLC, investment adviser to certain of the Funds.  The Board of Trustees is comprised of Mr. Szilagyi, an Interested Trustee, and Mr. Tobias Caldwell, Mr. Tiberiu Weisz and Dr. Bert Pariser, each Independent Trustees.  The Trust does not have a Lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting.  Under the Trust’s bylaws and governance guidelines, the Chairman of the Board is responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each Board meeting and between Board meetings.  The Trustees believe this is the most appropriate leadership structure for the Trust given Mr. Szilagyi’s background in the investment management industry and his experience in providing both advisory and administrative services to other mutual funds.

Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on the Board’s Audit Committee.   The Board’s Audit Committee is a standing independent committee with a separate chair.  In its risk oversight role, the Board oversees risk management, and the full Board engages in discussions of risk management and receives reports on investment and compliance risk from the Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial reporting risk to be within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information. The Board also meets with and receives reports from the Trust’s independent registered public accounting firm.  During the fiscal year ended June 30, 201 1 , the Audit Committee met five times.

Mr. Szilagyi is the managing member of Catalyst Capital Advisors, an original sponsor of the Trust.  Mr. Szilagyi has many years of experience managing mutual funds and providing administrative services to other mutual funds.  His experience in the investment management industry makes him uniquely qualified to serve as the Trust’s Chairman.  Mr. Caldwell is the manager of a real estate investment firm.  Mr. Caldwell’s experience in the real estate and investment industries provides the Board with an additional perspective and understanding of investment strategies used by advisers to the Funds.

Mr. Weisz is an attorney and provides the Board with insight and experience regarding their duties and standards of care as well as legal procedures related to the Board’s responsibilities.

Mr. Pariser in the managing partner of a technology consulting firm and has served on the Boards of many other companies.  His experience with other Boards provides the Trustees with insight as to the manner in which matters are handled in other corporate settings, including the hiring and use of professionals such as counsel and audit firms.

Share Ownership in the Funds

Fund Shares Owned by Trustees as of December 31, 20 1 0

Name of Trustee	Mr. Caldwell	Mr. Weisz	Dr. Pariser	Mr. Szilagyi
Dollar Range of Equity Securities in the Private Equity Fund	$1-$10,000	None	$1-$10,000	$1-$10,000
Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust	$1-$10,000	Over $100,000	$50,001-$100,000	Over $100,000

Compensation of the Board of Trustees

Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Funds, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750 .. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The “interested persons” of the Trust receive no compensation from the Funds.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 201 1 ..  The Trust has no retirement or pension plans.

Compensation Table
Name of Person, Position(s)	Mr. Caldwell	Mr. Weisz	Dr. Pariser	Mr. Szilagyi* *
Aggregate Compensation from the Private Equity Fund	$ 968	$ 821	$ 821	$0
Total Compensation from Fund Complex *	$ 14,850	$ 12,600	$ 12,600	$0

* The ‘Fund Complex’ includes Mutual Fund Series Trust and Variable Insurance Trust, a registered open-end investment company with series currently in registration.

** Mr. Szilagyi is compensated by Abbington Capital Group LLC for administrative support services.  Please see the “Transfer Agent, Fund Accounting and Administrator” section for more details.

PRINCIPAL SHAREHOLDERS

Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the advisory agreement with the advisor.  Persons owning 25% or more of the outstanding shares of a Fund (or a class of shares of a Fund) may be deemed to control the Fund (or class of the Fund).

Listed Private Equity Plus Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Listed Private Equity Plus Fund Class A shares on October 3 , 201 1 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial or Record Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Services 9785 Towne Center Drive San Diego, CA. 92121-1968	1,219,295.611	48.25%*
Prudential 100 Mulberry St., 10th Fl. Newark, NJ 07102	312,516.168	12.37%
American Enterprise Inv. Svcs. PO Box 9446 Minneapolis, MN 55747	260,411.795	10.31%
Charles Schwab & Co. Inc. 101 Montgomery St., Dept. 122 San Francisco, CA 94101	146,274.300	5.79%

*May be deemed to control Class A shares of the Fund because holds more than 25% of the outstanding Class A shares.

As of October 3 , 201 1 , securities of the Listed Private Equity Plus Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Listed Private Equity Plus Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Listed Private Equity Plus Fund Class C shares on October 3 , 201 1 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
LPL Financial Services 9785 Towne Center Drive San Diego, CA. 92121-1968	130,325.111	39.93%*
STIFEL NICOLAUS & CO. INC. 501 North Broadway St. Louis, MO. 63102	84,625.840	25.93%*
First Clearing, LLC 2801 Market St. Saint Louis, MO 63103	67,833.383	20.79%

*May be deemed to control Class C shares of the Fund because holds more than 25% of the outstanding Class C shares.

As of October 3 , 201 1 , securities of the Listed Private Equity Plus Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding Class C shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

ADVISOR

Vista Research and Management, LLC has been retained by the Listed Private Equity Plus Fund under an Investment Advisory Agreement to act as the Listed Private Equity Plus Fund’s advisor, subject to the authority of the Board of Trustees.  Vista Research and Management, LLC was organized under the laws of New York on February 28, 2007.  Vista Research and Management, LLC makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program.  The address of Vista Research and Management, LLC is 124 Ritch Ave., Suite A-201, Greenwich, CT 06830.  Steven R. Samson, 124 Ritch Ave., Suite A-201, Greenwich, CT 06830, is the controlling member of Vista Research and Management, LLC.

The Investment Advisory Agreement provides that the Advisor will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Investment Advisory Agreement, the Advisor manages the investment of the assets of the Fund in conformity with the investment objectives and policies of the Fund. It is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolios of the Fund.

For its services under the Investment Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 1.25% of the average daily net assets for the Listed Private Equity Plus Fund.  The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Fund’s Investment Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

Except for the expenses described above that have been assumed by the Advisor, all expenses incurred in administration of the Funds will be charged to a particular Fund, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Funds are also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

The Investment Advisory Agreement with the Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the Fund.  The Investment Advisory Agreement may be terminated at any time upon 60 days’ written notice by the Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the Advisor and will terminate automatically upon assignment.

The Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The table below provides information about the advisory fees paid to the Advisor of the Fund for each of the fiscal periods ended June 30:

	2009	2010	2011
Private Equity Fund	$0	$122,212	$170,515

Portfolio Managers – Listed Private Equity Plus Fund

Steven R. Samson is the portfolio manager responsible for the day-to-day management of the Listed Private Equity Plus Fund.  He does not receive bonuses or participate in a pension plan.  Mr. Samson is the controlling owner of the Adviser and is entitled to profits related to his ownership.  Since profits are expected to increase as assets increase, Mr. Samson is expected to receive increased profits as a shareholder as assets of the Fund increase.

Luke J. Aucoin is the co-portfolio manager responsible for the day-to-day management of the Listed Private Equity Plus Fund. He does not receive bonuses or participate in a pension plan.  Mr. Aucoin is an owner of the Adviser and is entitled to profits related to his ownership.  Since profits are expected to increase as assets increase, Mr. Aucoin is expected to receive increased profits as a shareholder as assets of the Fund increase.

As of June 30, 201 1 , the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by Steven Samson and Luke Aucoin are as follows:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Steven Samson	1	$ 14.7 million	0	$0	0	$0
Luke Aucoin	1	$ 14.7 million	0	$0	0	$0

The advisory fee is not based on the performance of the respective account for any of the registered investment companies, other pooled investment vehicles or other accounts referred to above.

The following table shows the dollar range of equity securities of the Funds beneficially owned by each portfolio manager as of June 30, 201 1 ..

Name of Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
Steven R. Samson	Listed Private Equity Plus Fund	$1 to $10,000
Luke Aucoin	Listed Private Equity Plus Fund	None

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for Fund or accounts other than the Fund may outperform the securities selected for the Fund.

•

The appearance of a conflict of interest may arise where the Advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Fund’s code of ethics will adequately address such conflicts.  One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares.  Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

•

Although the Portfolio Managers generally do not trade securities in their own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Advisor and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

Vista Research and Management, LLC, Matrix Capital Group, Inc. and the Fund have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Fund.  Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by the Fund, subject to the restrictions of the code.  The codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Matrix 360 Administration, LLC (“MFS” or the “Transfer Agent” or “Administrator”), a subsidiary of Matrix Capital Group Inc., the Fund’s Distributor, provides the Fund with transfer agent, accounting, compliance and administrative services.  MFS is located at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.  MFS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MFS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, administrative services, and compliance services.  For these services, the Fund pays MFS a base fee of $ 15 ,000 annually, an annual asset-based fee of 0. 1 5% of net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.  During the fiscal year ended June 30, 201 1 the Listed Private Equity Plus Fund paid administrative, accounting and transfer agent fees of $ 57,412 and $1 2 ,000 for compliance services.

Effective December 1, 2010 the Trust entered into a Management Services Agreement with Abbington Capital Group, LLC (“ACG”) for various management and administrative services to the Fund.  For these services, the Fund pays ACG a base fee of $5,000 annually, an annual asset-based fee of 0.10% of net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.  Jerry Szilagyi is the controlling member of ACG, the controlling member of Catalyst Capital Advisors LLC, an investment advisor to other series of the Trust, and a Trustee of the Trust.  During the fiscal year ended June 30, 2011, the Fund paid ACG $14,098 for its services.   ACG did not provide any services to the Fund prior to December 1, 2010.

CUSTODIAN

The Huntington National Bank, 41 South High Street, Columbus, OH 43215, serves as the custodian of the Fund.  The custodian has custody of all securities and cash of the Fund.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s independent registered public accounting firm is BBD, LLP , 1835 Market Street, 26th Floor, Philadelphia, PA 19103 ..  Shareholders will receive annual financial statements, together with a report of independent accountants, and semiannual unaudited financial statements of the Fund.  The independent accountants will report on the Fund’s annual financial statements, review certain regulatory reports and the Fund’s income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215 , serves as counsel for the Trust and the independent Trustees.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through Matrix Capital Group, Inc., 420 Lexington Ave., 6th floor, New York, N.Y., 100 17 , (the "Distributor").  MFS is a subsidiary of the Distributor.

The Fund has entered into a Distribution and Services Agreement whereby the Distributor serves as principal underwriter and distributor of the Fund.  Pursuant to this agreement, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  The Distributor has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares.  The Distributor receives for its services the applicable sales charge of the Fund’s shares, and reallows a majority or all of such amount to the dealers who sold the shares.  The Distributor may act as such a dealer.  The staff of the SEC takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

Mr. Anci and Mr. Ganley, as officers of the Trust and the Distributor may be deemed to be affiliated persons of the Distributor.

12b-1 Plans

The Fund has adopted plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that any payments made by the Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing.  Under the Fund’s Plan related to the Class A Shares, the Fund incurs an annual fee of up to 0.50% of the average daily net assets of the Fund’s Class A Shares (the “Class A 12b-1 Fee”).  Under the Fund’s Plan related to the Class C Shares, the Fund incurs an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares (the “Class C 12b-1 Fee”) (the Class A 12b-1 Fee and Class C 12b-1 Fee are collectively referred to as the “12b-1 Fee”).  Brokers receive a 1% commission from the Distributor for the sale of Class C Shares.  The Advisor reimburses the Distributor for this expense during the first year as it receives 12b-1 payments.

Each 12b-1 Fee may be used to pay a fee to broker-dealers, including the Distributor and affiliates of the Distributor, the advisor, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the Fund owned by shareholders with whom the Service Organization has a servicing relationship. The 12b-1 Fees may also be used to reimburse parties for shareholder services and distribution related expenses.

The Fund’s Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Trust's Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan (the “Qualified Trustees”).  The Fund’s Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of the Fund or by vote of a majority of the outstanding shares of the Fund.  Any amendment to a Plan to increase materially the amount the Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the respective Fund.  Other material amendments to the Fund’s Plan would be required to be approved by vote of the Board of Trustees, including a majority of the Qualified Trustees.  The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

D ealers who are holders or dealers of record for accounts in the Fund may receive payments from 12b-1 Fees ..  A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer.   D ealers are compensated differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  From time to time, the Advisor or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of the Fund.  Such compensation provided by the Advisor or Distributor may include financial assistance to dealers that enable the Advisor or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events.  Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the FINRA.  The Advisor and Distributor make payments for events they deem appropriate, subject to applicable law.  These payments may vary depending upon the nature of the event.

The table below states the amounts paid by the Fund’s Class A and Class C shares under the distribution plan for the fiscal year ended June 30, 201 1 ..

Fund	Class A Shares	Class C Shares
Listed Private Equity Plus Fund	$ 40,866	$ 14,539

The table below states the principal types of activities for which the Fund made payments under the distribution plan for the fiscal period ended June 30, 201 1 ..

	Class A	Class C
Advertising & Sales Literature
Printing & Mailing of Prospectuses
Compensation to Underwriters
Compensation to Broker Dealers	$ 32,429	$ 12,998
Compensation to Sales Personnel
Interest, Carrying or other Financial Charges
Compensation to the Advisor for Distribution-Related Expenses	$ 8,437	$ 1,541

The Distributor for the Fund received the following commissions and other compensation during the fiscal year ended June 30, 201 1 ..

	Net Underwriting	Compensation
	Discounts and	on Redemptions	Brokerage	Other
	Commissions	and Repurchases	Commissions	Compensation
Private Equity Fund	$0	$0	$0	$0

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Private Equity Fund to Vista Research and Management LLC.  The proxy voting delegates may further delegate such proxy voting to a sub-advisor or a third party proxy voting service provider. The proxy voting delegates will vote such proxies in accordance with their proxy policies and procedures.  In some instances, the proxy voting delegates may be asked to cast a proxy vote that presents a conflict between its interests and the interests of a Fund’s shareholders.  In such a case, the Trust’s policy requires that the proxy voting delegate abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  Each proxy voting delegate has developed a detailed proxy voting policy that has been approved by the Board of Trustees.  A copy of the proxy voting policies are attached hereto as Appendix B.

Information on how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 877-477-7373 or on the SEC's Internet site at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures is also available by calling 877-477-7373 and will be sent within three business days of receipt of a request.

PORTFOLIO TURNOVER

Turnover rates are primarily a function of the Fund’s response to market conditions.  The portfolio turnover rate of the Listed Private Equity Plus Fund for the fiscal periods ended June 30, 2009 , 2010 and 201 1 were 101.45% , 194.79% and 174.95% ..

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are affected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the Advisor, be reasonable in relation to the value of the brokerage services provided, under the Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor for effecting a securities transaction for the Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Fund and to their other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Advisor and not solely or necessarily for the benefit of the Fund. The Advisor's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Fund pays to the Advisor will not be reduced as a consequence of the Advisor's receipt of brokerage and research services.  To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisor in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor in carrying out its obligations to the Fund.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to the Advisor, will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

The Fund has no obligation to deal with any broker or dealer in the execution of its transactions.  However, it is anticipated that the Fund may place substantially all or a significant portion of its transactions, both in stocks and options, with affiliates of the Advisor, or the Distributor. As the level of securities trading increases, the level of commissions paid by the Fund to the affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliates receive compensation based on the amount of transactions completed, there could be an incentive on the part of the Advisor to effect as many transactions as possible thereby maximizing the commissions it receives. In connection with the execution of securities transactions, subject to its policy of best execution, the Fund may pay higher brokerage commissions to the affiliate than it might pay to unaffiliated broker-dealers.

In order for the affiliated broker to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time.  This standard would allow the affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

Under the Investment Company Act of 1940, persons affiliated with the Advisor, the Distributor (such as Matrix Capital Group, Inc.) or an affiliate of the Advisor or Distributor, may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities.  Therefore, Matrix Capital Group, Inc. will not serve as the Fund’s dealer in connection with over-the-counter transactions.  However, Matrix Capital Group, Inc. may serve as the Fund’s broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions.  Such agency transactions will be executed through the clearing broker.  Pershing LLC is the clearing broker for Matrix Capital Group, Inc.

The Fund will not effect any brokerage transactions in its portfolio securities with Matrix Capital Group, Inc., if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services.  The Investment Advisory Agreements provide that affiliates of affiliates of the Advisor may receive brokerage commissions in connection with effecting such transactions for the Fund.  In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the Trust’s Board of Trustees, be (a) at least as favorable to a Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to a Fund as commissions contemporaneously charged by the affiliated broker on comparable transactions for its most favored unaffiliated customers, except for customers of the affiliated broker considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Fund.  The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Agreement does not provide for a reduction of the Distributor's or Advisor’s fee by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of the Fund.  While other brokerage business may be given from time to time to other firms, the affiliated brokers will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

The Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Advisor, the Distributor or their affiliates.

During the fiscal period ended June 30, 2009, the Fund paid $56,899 of commissions on portfolio transactions , none of which was paid to Matrix Capital Group, Inc. During the fiscal period ended June 30, 2010, the Fund paid $385,594, none of which was paid to Matrix Capital Group, Inc. During the fiscal period ended June 30, 2011, the Fund paid $349,622, none of which was paid to Matrix Capital Group, Inc.

LPL Financial Corp. (“LPL”) acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, LPL received brokerage commissions from the Fund for the fiscal years ended June 30, 2011, 2010 and 2009 of $349,622, $385,594 and $56,899 , respectively.   Certain employees of the Advisor have an affiliation with LPL.

PURCHASE AND REDEMPTION OF SHARES

Fund shares may be purchased from investment dealers who have sales agreements with the Fund’s Distributor or from the Distributor directly.  As described in the Prospectus, the Fund provides you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences by offering Class A shares as described below.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class A shares of the Fund.  The example assumes a purchase on June 30, 201 1 , of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

Net Asset Value per share	$ 4.78
Per Share Sales Charge—5.75% of public offering price (6.10% of net asset value per share)	$0.2 9
Per Share Offering Price to the Public	$ 5.07
Shares Outstanding (June 30, 201 1 )	2,818,833

Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor.  Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor.  These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in the Fund.  Purchase requests should be addressed to the dealer or agent from which this Prospectus was received which has a sales agreement with the Distributor.  Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares.  It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price).  Reference should be made to the wire order to ensure proper settlement of the trade.  Payment for redemptions of shares purchased by telephone should be processed within three business days.  Payment must be received within seven days of the order or the trade may be canceled, and the dealer or broker placing the trade will be liable for any losses.

REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

Letters of Intent

An investor may qualify for a reduced sales charge on Class A shares immediately by stating his or her intention to invest in Class A shares of the Fund, during a 13-month period, an amount that would qualify for a reduced sales charge shown in the Fund’s Prospectus under “How to Buy Shares — Class A Shares” and by signing a non-binding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  After signing the Letter of Intent, each investment in Class A shares made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent.  If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased.  When an investor signs a Letter of Intent, Class A shares of a Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted.  If the total purchases of Class A shares made by an investor under the Letter of Intent, less redemptions, prior to the expiration of the 13-month period equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed.  In addition, if the total purchases of Class A shares exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional Class A shares at the then current applicable offering price.  If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and, if after written notice to the investor, he or she does not pay the increased sales charge, sufficient Class A restricted shares will be redeemed at the current net asset value to pay such charge.

Rights of Accumulation

A right of accumulation ("ROA") permits an investor to aggregate shares owned by the investor, his spouse, children and grandchildren under 21 (cumulatively, the "Investor") in the Fund to reach a breakpoint discount.  This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply).  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

(a)

Investor's current purchase of Class A shares in the Fund; and

(b)

The net asset value (at the close of business on the previous day) of the Class A shares of the Fund held by Investor.

For example, if Investor owned Class A shares worth $40,000 at the current net asset value and purchased an additional $10,000 of Class A shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for a ROA on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the Fund with sufficient information to verify that the purchase qualifies for the discount.

Investments of $1 Million or More

With respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES

The Prospectus describes the classes of persons that may purchase shares without an up-front sales charge.  The elimination of the up-front sales charge for redemptions by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the Fund with sufficient information to verify that the purchase qualifies for the discount.

The Fund makes available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

NET ASSET VALUE

Net asset value ("NAV") per share is determined by dividing the total value of the Fund's assets, less any liabilities, by the number of shares of the Fund outstanding.

The net asset value per share of the Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carry forwards.   Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains only for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

INVESTMENTS IN FOREIGN SECURITIES

The Fund may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Fund's income dividends paid to you.

Pass-Through of Foreign Tax Credits. A Fund may be subject to certain taxes imposed by the countries in which it invests or operates.  If a Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, that Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders.  It is not likely that the Funds will be able to do so.  For any year for which a Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any.  No deduction for foreign taxes may be claimed by individuals who do not itemize deductions.  In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualified dividend income.”

Effect of Foreign Debt Investments and Hedging on Distributions. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. Each Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, each Fund may elect to mark-to-market a PFIC and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are generally not eligible for the reduced rate of tax on “qualified dividend income.”    In the alternative, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require the Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by a Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax.  The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by a Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor.  These exemptions from withholding are effective for distributions of income earned by a Fund in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

FINANCIAL STATEMENTS

The financial statements of the Listed Private Equity Plus Fund and the independent registered public accounting firm’s report appearing in the Annual Report for the fiscal year ended June 30, 201 1 are hereby incorporated by reference.  You can obtain the Annual Report without charge by calling the Fund at 877-477-7373.

Appendix A—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Appendix B

VISTA RESEARCH AND MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

Background:  Pursuant to Rule 206(4)-6 and Rule 204-2 under the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

Policy:  The Adviser will vote proxies vote proxies on behalf of its individual clients.    In order to fulfill its responsibilities under the Advisers Act, the Adviser has adopted the following policies and procedures for proxy voting with regard to companies in the investment portfolio of the Fund(s).

Voting Proxies

1.

All proxies sent to clients that are actually received by the Adviser (to vote on behalf of the client) will be provided to the Chief Investment Officer.

2.

The Chief Investment Officer will generally adhere to the following procedures (subject to limited exception):

(a)

A written record of each proxy received by the Adviser (on behalf of its clients) will be kept in the Adviser's files;

(b)

The Chief Investment Officer will determine which of the Adviser holds the security to which the proxy relates;

(c)

Prior to voting any proxies, the Chief Investment Officer will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines set forth below.  If a conflict is identified, the Chief Investment Officer will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material.

(e)

If no material conflict is identified pursuant to these procedures, the Chief Investment Officer will vote the proxy in accordance with the guidelines set forth below.  Alternative:  The Chief Investment Officer will vote the proxies as recommended by an independent third party proxy voting service.  The Chief Investment Officer will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

Conflicts of Interest

1.

As stated above, in evaluating how to vote a proxy, the Chief Investment Officer will first determine whether there is a conflict of interest related to the proxy in question between Adviser and its Advisory Clients.  This examination will include (but will not be limited to) an evaluation of whether the Adviser (or any affiliate of the Adviser) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside of an investment in such company by a client of the Adviser.

2

If a conflict is identified and deemed “material” by the Chief Investment Officer the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined below is in the best interests of the client (which may include utilizing an independent third party to vote such proxies).

3

With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to affected clients give such clients the opportunity to vote the proxies in question themselves.  However, with respect to ERISA clients whose advisory contract reserves the right to vote proxies when the Adviser has determined that a material conflict exists that affects its best judgment as a fiduciary to the ERISA client, the Adviser will:

(a)

Give the ERISA client the opportunity to vote the proxies in question themselves; or

(b)

Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA clients (if any).

Proxy Voting Guidelines

The Chief Investment Officer aided by the advice of the Investment Committee will review the impact of the proxy vote and the Chief Investment Officer will make the final decision regarding any proxy voting.

Disclosure of Procedures

A summary of above these proxy voting procedures will be included in Part II of the Adviser's Form ADV and will be updated whenever these policies and procedures are updated.  Clients will be provided with contact information as to how they can obtain information about: (a) the Adviser's proxy voting procedures (i.e., a copy of these procedures); and (b) how the Adviser voted proxies that are relevant to the affected client.

Record-keeping Requirements

The Chief Compliance Officer will be responsible for maintaining files relating to the Adviser's proxy voting procedures.  Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser.  Records of the following will be included in the files:

1.

Copies of these proxy voting policies and procedures, and any amendments thereto;

2.

A copy of each proxy statement that the Adviser actually received; provided, however, that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

3.

A record of each vote that the Adviser casts;

4.

A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

5.

A copy of each written request for information on how the Adviser voted such client’s proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of clients.

STATEMENT OF ADDITIONAL INFORMATION,

November 1, 2011

SMH Representation Trust

SMHRX

630 Fitzwatertown Road, Building A, 2nd Floor,

Willow Grove, PA 19090

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the SMH Representation Trust (the “SMHRT Fund” or “Fund”) dated November 1, 2011 (the “Prospectus”). The Fund is a separate series of the Mutual Fund Series Trust, formerly known as Catalyst Funds , (“Trust”), an open-end management company organized as an Ohio business trust.  The Fund’s Annual Report to shareholders for the period ended June 30, 201 1 is incorporated herein by reference. This SAI is incorporated in its entirety into the Prospectus. Copies of the Prospectus and Annual Report may be obtained at no charge from the Trust by writing to the above address or calling 1-866-447-4228.

The SMH Representation Trust	1
Investment Restrictions	1
Other Investment Policies	2
Additional Information about Investments and Risks	2
Disclosure of Portfolio Holdings	22
Trustees and Officers	24
Principal Shareholders	27
Advisor	28
Code of Ethics	30
Transfer Agent, Fund Accounting Agent and Administrator	31
Custodian	31
Independent Registered Public Accounting Firm	31
Counsel	31
Distributor	31
12b-1 Plan	32
Proxy Voting Policy	33
Portfolio Turnover	33
Portfolio Transactions	33
Purchase and Redemption of Shares	35
Net Asset Value	35
Tax Information	36
Investments In Foreign Securities	36
Backup Withholding	37
Foreign Shareholders	37

Appendix A	37
Appendix B	39

THE SMH REPRESENTATION TRUST

The Mutual Fund Series Trust, formerly known as Catalyst Funds , (“Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on February 27, 2006.  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The SMH Representation Trust (the “Fund”) is a separate non-diversified series of the Trust. There are currently several other series (or “Funds”) and additional series may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.

SMH Capital Advisors, Inc. (“SMH CA ”) acts as advisor to the SMHRT Fund.

The Trust does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. There can be no assurance that a series will grow to an economically viable size, in which case the Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.   No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Fund currently offers one class of shares.  The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Fund and cannot be changed unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of that Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of the Fund.

As a matter of fundamental policy, the Fund may not:

(a)

borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(b)

issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c)

engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(d)

purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(e)

purchase physical commodities or contracts relating to physical commodities;

(f)

make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(g)

invest 25% or more of its total assets in a particular industry or group of industries other than other investment companies. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Fund:

(a)

The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  Rule 144A securities with registration rights are not considered to be illiquid;

(b)

The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques;

(a)

The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings.  The Fund will not mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the Fund shall maintain asset coverage of 300% of all borrowing.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation;

(b)

The Fund will not purchase any security while borrowings (including reverse repurchase transactions) representing more than one third of its total assets are outstanding; and

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although the Fund would do this only in seeking to avoid losses, the Fund will not be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.  The Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of the Fund, the following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus.

Common Stocks. The Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Fund may also invest in warrants and rights related to common stocks.

Investments in Small and Unseasoned Companies.  Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management.  In addition, they often face competition from larger or more established firms that have greater resources.  Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.  To dispose of these securities, the Fund may need to sell them over an extended period or below the original purchase price.  Investments by the Fund in these small or unseasoned companies may be regarded as speculative.

Securities of Other Investment Companies. The Fund may invest in securities issued by other investment companies. The Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC rule or exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the "5% Limitation"); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the "10% Limitation"); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Mutual Fund Series Trust intends to rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

Exchange Traded Funds.  The Fund may invest in a range of exchange-traded funds ("ETFs").  An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day.  Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies, see "Securities of Other Investment Companies" above.

When the Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF. These risks could include those associated with small companies, illiquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.  ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may be more heavily invested will vary.

Under the 1940 Act, the Funds may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless: (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies to invest in the various series of the iShares Trust and iShares, Inc. (“iShares Funds”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Funds may seek to qualify to invest in iShares Funds in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Funds from allocating its investments in the manner that the Fund’s advisor, considers optimal, or cause the Fund to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”) as an alternative. The Funds may also invest in Other Investment Companies or Stock Baskets when the advisor believes they represent more attractive opportunities than similar ETFs. The Fund’s investments in Other Investment Companies will be subject to the same 3% Limitation described above.

Closed-End Investment Companies.  The Funds may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below.  The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Adviser as an investment adviser, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Funds may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of that fund’s shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds. The Funds may also invest in preferred shares of closed-end funds.

An investor in the Funds should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through the Funds he will bear not only his proportionate share of the expenses of the Funds (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds.  An investor may incur increased tax liabilities by investing in the Funds rather than directly in the underlying funds.

Business Development Companies (BDCs) and Special Purpose Acquisition Companies (SPACs). The Funds may invest in BDCs and SPACs.  Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs.  For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or in thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt instruments that mature in one year or less.  SPACs typically hold 85% to 100% of the proceeds raised from their IPO in trust to be used at a later date for a merger or acquisition. The SPAC must sign a letter of intent for a merger or acquisition within 18 months of the IPO. Otherwise it will be forced to dissolve and return the assets held in the trust to the public stockholders. However, if a letter of intent is signed within 18 months, the SPAC can close the transaction within 24 months. In addition, the target of the acquisition must have a fair market value that is equal to at least 80% of the SPAC’s assets at the time of acquisition and a majority of shareholders voting must approve this combination with no more than 20% of the shareholders voting against the acquisition and requesting their money back. When a deal is proposed, a shareholder can stay with the transaction by voting for it or elect to sell his shares in the SPAC if voting against it.  SPACs are more transparent than private equity as they may be subject to certain SEC regulations, including registration statement requirements under the Securities Act of 1933 and 10-K, 10-Q and 8-K financial reporting requirements.  Since SPACs are publicly traded, they provide limited liquidity to an investor (i.e. investment comes in the form of common shares and warrants which can be traded).  Other than the risks normally associated with IPOs, SPACs’ public shareholders' risks include limited liquidity of their securities (as shares are generally thinly traded), loss of 0-15% of their investments (resulting from the SPACs operating costs) if no deals are made and lack of investment diversification as assets are invested in a single company.

Options on Securities. The Fund may purchase put options only on equity securities (including securities of ETFs) held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an “over-the-counter” transaction). The Fund may write (sell) “covered” call options and purchase options in a spread to hedge (cover) written options, and to close out options previously written by it.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer (seller) of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security upon exercise of a call option subject to the Options Clearing Corporation (“OCC”), a writer is required to deposit in escrow the underlying security or other assets in accordance with the OCC rules.

The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the particular Fund.

The Fund may write only call options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying security or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that security, In addition, the Fund will not permit the call to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to the Fund by the purchaser of the option is the “premium”. The Fund’s obligation as the writer of a call option to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do unless the Fund arranges to have its Custodian segregate sufficient cash or liquid assets as described above), but capable of enhancing the Fund’s total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when the Fund may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security, cash or other liquid assets covering the call will be maintained either in a segregated status by the Fund’s Custodian or on deposit in escrow in accordance with the OCC rules.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value which is the mean of the closing bid and asked prices, after closing rotation is completed (i.e., after such closing prices are computed, currently at 4:02 p.m. and 4:15 p.m., depending on the type of contract), the closing prices as of the time at which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange).  The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot effect such a closing transaction, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to the Fund, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option.  It is possible that the cost of effecting a closing transaction may be greater than the premium received by the Fund for writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

In order to write a call option, the Fund is required to comply with the OCC rules and the rules of the various exchanges with respect to collateral requirements.

The Fund may also purchase put options so long as they are listed on an exchange. If the Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a stock that the advisor feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put option’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put option’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Fund may write put options on a fully covered basis on a stock the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. If the Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to the Fund by the purchaser of the option is the “premium”. The Fund’s obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, that is not covered by the Fund’s having an immediate and absolute right to sell such securities, the Fund will segregate with its Custodian, or pledge to a broker as collateral any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier, which will be adjusted daily to the option’s current market value.

The Fund may purchase a call option or sell a put option on a stock (including securities of ETFs) it may purchase at some point in the future. The purchase of a call option or sale of a put option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will normally not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If the Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by the Fund to the seller of the call option is known as the “premium”. If during the period of the option the market price of the underlying security remains at or below the exercise price, the Fund will be able to purchase the security at the lower market price. The profit or loss the Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.  If, during the period of the call option, the market price for the underlying security is at or below the call option’s strike price, the call option will expire worthless, representing a loss of the price the Fund paid for the call option, plus transaction costs.

Stock Index Options. Except as described below, the Fund will write call options on stock indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts or the Fund arranges with its Custodian to segregate cash or other liquid assets equal in value to the exercise liability of the call option adjusted daily to the option’s current market value. When the Fund writes a call option on a broadly-based stock market index, it will segregate with its custodian, and/or pledge to a broker as collateral for the option, any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated or pledged falls below 100% of the current stock index value times the multiplier times the number of contracts, the Fund will so segregate and/or pledge an amount in cash or other liquid assets or securities equal in value to the difference. However, if the Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities (including common stocks) in a segregated account with the Custodian, it will not be subject to the requirements described in this section.

Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer.  Although the Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call or put option writer, is unable to effect an offsetting closing transaction in a secondary market, and does not arrange with its Custodian to segregate cash or other liquid assets equal in value to the Fund’s exercise liability of the option adjusted daily to the option’s current market value, it will, for a call option it has written, not be able to sell the underlying security until the call option expires and, for a put option it has written, not be able to avoid purchasing the underlying security until the put option expires.

Risks of Options on Stock Indexes. The Fund’s purchase and sale of options on stock indexes will be subject to risks described above under “Risks of Transactions in Stock Options”. In addition, the distinctive characteristics of options on stock indexes create certain risks that are not present with stock options.

Since the value of a stock index option depends upon the movements in the level of the stock index, rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes is subject to the advisor’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires skills and techniques different from predicting changes in the price of individual stocks.

Stock index prices may be distorted if trading of certain stocks included in the stock index is interrupted. Trading in the stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the stock index. If this occurred, the Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the policy of the Fund to purchase or write options only on stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the stock index, for example, the S&P 100 or S&P 500 index option.

Trading in stock index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional stock index option contracts have been introduced, including options on industry stock indexes. Although the markets for certain stock index option contracts have developed rapidly, the markets for other stock index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all stock index option contracts. Fund will not purchase or sell stock index option contracts unless and until, in the advisor’s opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, or (c) to manage the duration of a portfolio’s fixed income investments.

Hedging activity in the Fund may include buying or selling (writing) put or call options on stocks, shares of exchange traded funds (“ETFs”) or stock indexes, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures.  The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. The Fund may hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk and they cannot be for speculation.

The Funds may engage in transactions in futures contracts and options on futures contracts.  The Funds may purchase and sell futures contracts and options thereon only to the extent that such activities are consistent with the requirements of General Regulations Section 4.5 (“Rule 4.5”) promulgated under the Commodity Exchange Act, as amended (the “CEA”), by the Commodity Futures Trading Commission (the “CFTC”), under which each of these Funds is excluded from the definition of a “commodity pool operator.”  Under Rule 4.5, as amended effective August 8, 2003, the Fund may engage in futures transactions without limitation, if the Fund (1) makes the following disclosures in writing to each participant, whether existing or prospective; (2) submits to such special calls as the CFTC may make to require the Fund to demonstrate compliance with Rule 4.5(c); and (3) files a notice of eligibility under Rule 4.5 with the National Futures Association (“NFA”).  As required by Rule 4.5, shareholders are hereby notified that each advisor, which have each claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.  Each of the Funds has filed under Rule 4.5 with the NFA the requisite notice of eligibility, or a supplemental notice of eligibility to its previously filed notice of eligibility to complete or accurately update such notice.

Convertible Securities. The Funds may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Preferred Stock. The Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Warrants. The Funds may invest in warrants. The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

United States Government Obligations. The Funds may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Funds may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.  See “Foreign Investment Risk.”

Bank Obligations. The Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments will be in bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the advisor acting as agent, for no additional fee, in its capacity as advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor.  Master Notes typically are not rated by credit rating agencies.

The Funds may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). The Funds may also invest in commercial paper that is not rated but is determined by the advisor, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality.

Other Fixed Income Securities. Other fixed income securities in which the Funds may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities.

The Funds may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act).

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. These notes must satisfy the same quality standards as commercial paper investments. Unrated variable and floating rate notes purchased by the Fund must be determined by the advisor under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Investments. The Funds may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, and exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Funds to currency fluctuation risks.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Depositary Receipts. The Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets. The Fund may invest in securities of issuers located in “emerging markets” (lesser developed countries located outside of the U.S.) or ETFs or other investment companies that invest in emerging market securities. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Brady Bonds. The Funds may invest in “Brady Bonds,” which are issued by certain Latin American countries in connection with restructurings of their debt. The Brady Bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Brady Bonds do not have a long payment history and, due to the loan default record for Latin American public and private entities, may be considered speculative investments. They may be collateralized or uncollateralized and are issued in various currencies. They are actively traded in the over-the-counter secondary market for debt of Latin American issuers.

When-Issued and Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Fund until settlement. The Funds will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund’s total assets, less liabilities other than the obligations created by these commitments.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the advisor, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Advisor, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by the Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect the Fund’s ability to sell securities at their fair value. The Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of the Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in the Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A description of the quality ratings of certain NRSROs is contained in Appendix A.

Zero Coupon Securities. The Funds may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. The Fund anticipates that it will not normally hold zero coupon securities to maturity. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by the Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Futures Contracts. The Fund may invest in futures contracts and options thereon (stock index futures contracts, interest rate futures contracts or currency futures contracts or options thereon) to hedge or manage risks associated with the Fund’s securities investments.  When a futures contract is executed, each party deposits with a futures commission merchant (“FCM”) or broker (“Custodian”), or in a segregated custodial account, a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the FCM or broker or segregated custodial account. In the case of options on futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in the futures contract and related margin account.  If the option is exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index, interest rate or currency price, as applicable, on the expiration date is delivered.

As required by the 1940 Act, the Fund may purchase or sell futures contracts or options thereon only if the Fund’s liability for the futures position is “covered” by an offsetting position in a futures contract or option thereon, or by the Fund’s segregating liquid assets equal to the Fund’s liability on the futures contract or option thereon, which are adjusted daily to equal the current market value of Fund’s liability on the futures contract or option thereon.  To enter into a futures contract, an amount of cash, U.S. Government securities, or other liquid securities or assets, equal to the market value of the futures contract, is segregated with the Custodian and/or in a margin account with a FCM or broker, and this amount of cash or cash equivalents is adjusted daily to the current market value of the futures contract to collateralize the position and thereby ensure that the use of such futures is unleveraged.  Alternatively, the Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or other liquid securities or assets.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close positions in futures or options thereon also could have an adverse impact on the Fund’s ability to hedge or manage risks effectively.

Successful use of futures by the Fund is also subject to the advisor’s  ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisor may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. The Fund will purchase or sell futures contracts (or related options thereon) in accordance with the CFTC regulations described above.

Interest Rate Futures. The Fund may purchase an interest rate futures contract as a hedge against changes in interest rates. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Thus, if the Fund holds long-term debt obligations and the advisor anticipates a rise in long-term interest rates, the Fund could, instead of selling its debt obligations, enter into an interest rate futures contract for the sale of similar long-term securities. If interest rates rise, the value of the futures contract would also rise, helping to offset the price decline of the obligations held by the Fund. The Fund might also purchase futures contracts as a proxy for underlying securities that it cannot currently buy.

Stock Index Futures. The Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the advisor anticipates an advance, the Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against the Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities, which may later be purchased in a more advantageous manner.

The Fund’s successful use of stock index futures contracts depends upon the advisor’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund’s portfolio diverges from the composition of the relevant index. In addition, if the Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of the Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to the Fund is theoretically unlimited when the Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Funds may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

The Fund may write only foreign currency options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency.  The Fund may write put options on a fully covered basis on a currency the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, the Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” above.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect the Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

REITs. The Funds may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Structured Securities. The Funds may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. The Funds may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. The Funds may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. The Funds may invest in assignments of and participations in loans issued by banks and other financial institutions.

When the Fund purchases assignments from lending financial institutions, the Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in the Fund having a contractual relationship with the lending financial institution, not the borrower. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, the Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

The Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

The Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of the Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by CSAM to be creditworthy.

When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations or Assignments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

Restricted and Illiquid Securities. The Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, the Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. The Fund’s valuation of these securities will reflect relevant liquidity considerations.  Under criteria established by the Trust’s Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

Restricted securities in which the Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. Each advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Funds are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the advisor, as liquid and not subject to the investment limitations applicable to illiquid securities.

Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. These transactions permit the Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities.  Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the Advisor deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. The Funds will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. No Fund may enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund’s obligation to repurchase the securities.

Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders’ and custodial fees, including fees to an advisor or its affiliate, in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of an advisor,  the Administrator or Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Short Sales Against The Box. The Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Funds may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund’s custodian or qualified sub-custodian. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). The Funds may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

The Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Municipal Securities.  Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.  Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax.  Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds.  There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody's and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

 The Fund may invest in "private activity" bonds.  The Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers.  A participation interest gives the Fund an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal securities.  These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states.  In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s Board of Trustees has adopted Portfolio Holdings Disclosure Policies and Procedures (the “Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interests of Fund shareholders and the interests of the Fund’s advisors, principal underwriters, or affiliated persons of the Funds, advisors or principal underwriters.  This Policy is applicable to each advisor to the Funds.

The Policy is intended to prevent the misuse of material non-public information regarding the portfolio holdings of the Funds (“Holdings Information”).  Holdings Information will be disclosed to selected third parties only when the Funds have a legitimate business purpose for doing so, and the Recipients (as defined below) are subject to a duty of confidentiality (including a duty not to trade based on the non-public information).  Under this Policy, the receipt of compensation by the Fund, an advisor or an affiliate as consideration for disclosing Holdings Information will not be deemed a legitimate business purpose.  Recipients will receive Holdings Information only after furnishing written assurances to the advisor and/or the Funds that the Holdings Information will remain confidential, and Recipients and persons with access to the Holdings Information will be prohibited from trading based on the Information.  In all instances, Holdings Information will be disclosed only when consistent with the antifraud provisions of the federal securities laws and the advisor’s fiduciary duties, and the advisor’s and Fund’s obligations to prevent the misuse of material, non-public information.

Pursuant to the policy, the Funds, the advisors, and their agents are obligated to:

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Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

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Ensure that Holdings Information is not provided to a favored group of clients or potential clients; and

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Adopt such safeguards and controls around the release of Holdings Information so that no client or group of clients is unfairly disadvantaged as a result of such release.

Pursuant to the policy, the following is a summary of the third parties to which portfolio holdings information may be shared and the time frame in which the information is shared:

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To the public in required filings with the SEC, as soon as made public.  Filing are generally made within 60 days after the relevant fiscal period.

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To the Fund’s Advisor, transfer agent, fund accountant and administrator have access to the Fund’s holdings on a daily basis without delay.

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To the Fund’s auditor, legal counsel and proxy voting services (if applicable) have access to the Fund’s portfolio holdings information on an as needed basis without delay.

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Pricing services, printers, merger partners, new advisers or sub-advisers to the fund have access to the Fund’s portfolio holdings information on an as needed basis, usually without delay.

The following policies and procedures will apply to the disclosure of listings of portfolio holdings for one or more of the Funds by the applicable advisor and the Funds:

SEC Filings.  The Funds must disclose their complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter end of the Fund’s fiscal year or the Form N-CSR on the second and fourth quarter of the Fund’s fiscal year.  The N-Q report is not required to be mailed to shareholders, but is made public through the SEC electronic filings.

The Funds must provide either complete portfolio holdings or summaries of their portfolio holdings to shareholders in tabular or graphical format by identifiable categories (e.g., industry sector, geographic region, credit quality, or maturity) according to the percentage of net assets.  The ruling requires at least disclosure of the top 50 holdings (based on percentage of net assets) and any investment exceeding 1% of the Fund's net asset value.  This change is intended to provide a more concise and investor-friendly presentation of the allocation of the Fund's investments across asset classes.

Service Providers.   Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis, with no lag time, to the Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund.  The Fund~~s~~ may also release portfolio information on an as needed basis, with varying lag times, to other third parties providing services to the Fund.   The Fund discloses portfolio holdings to its auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors.  The information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time, with no lag time, and information may be given to proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors at intervals and lag times which will vary.

Other Disclosure.  The advisors and the Funds currently do not disclose Holdings Information except as noted above.  The CCO may authorize providing non-public Holdings Information of the Funds that is current as  of thirty business days after the month-end to third-party rating and ranking organizations  (each a “Recipient”) for use in connection with their rating or ranking of the Funds. The disclosure may include additional information; however, any such additional information provided to a Recipient shall not include any material information about the Fund’s trading strategies or pending transactions.

The CCO may approve the distribution in an electronic format of non-public Holdings Information posted on the public Internet site of the Company to Recipients and rating agencies upon request, and such Recipients and rating agencies will not be required to execute a Nondisclosure Agreement.

Occasions may arise where an advisor, the Funds or an affiliate may have a conflict of interest in connection with a Recipient’s request for disclosure of Holdings Information.  In order to protect the interests of shareholders and the Funds and to ensure no adverse effect on the shareholders or the Funds, in the limited instances where a Designated Person is considering making non-public Holdings Information, the Designated Person will disclose the conflict to the CCO.  If the CCO determines, to the best of his knowledge following appropriate due diligence, that the disclosure of non-public Holdings Information would be in the best interests of shareholders, and the Funds and will not adversely effect the shareholders or the Funds, the CCO may approve the disclosure.  The CCO will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the Board of the Fund for its review at a subsequent Board meeting.  Any such exceptions log shall be retained in the Fund’s records.

The Funds and the advisors will not enter into any arrangement providing for the disclosure of Holdings Information for the receipt of compensation or benefit of any kind in return for the disclosure of the Holdings Information.  The Board of Trustees exercises oversight of the disclosure of Portfolio Holdings by reviewing quarterly reports presented by the Fund’s CCO regarding violations of the Fund’s policies, exceptions to the policies, and new arrangements for disclosing Portfolio Holdings.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or an advisor or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the advisor, the performance of the Funds, the advisor’s costs and the profitability of the agreements to the advisor, ancillary benefits to the advisor or their affiliates in connection with its relationship to the Funds and the amount of fees charged in comparison to those of other investment companies.

The Audit Committee consists of the Independent Trustees of the Trust. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Fund’s internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board. During the Trust’s fiscal year ended June 30, 2009, the Audit Committee held three meetings.

The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement.  The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	22	None
Tiberiu Weisz c/o Mutual Fund Series Trust 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	22	None
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	22	None

Interested Trustee** and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jerry Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Chairman	Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 3/2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006;	22	None
Christopher Anci 420 Lexington Avenue 6th Floor New York, NY 100 17 Year of Birth: 1968	President, Principal Executive Officer	Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 1/2004); President of LM Anderson Securities, a broker-dealer, since 2/2002.	N/A	N/A
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 11/2001 to 12/2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 11/2001 to 12/2004.

				N/A	N/A

* The term of office of each Trustee is indefinite.

** The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Advisor.

The Trust is led by Mr. Jerry Szilagyi, who has served as the Chairman of the Board since 2010.  Mr. Szilagyi is an interested person by virtue of his controlling interest in Catalyst Capit a l Advisors LLC, investment adviser to certain of the Funds.  The Board of Trustees is comprised of Mr. Szilagyi, an Interested Trustee, and Mr. Tobias Caldwell, Mr. Tiberiu Weisz and Dr. Bert Pariser, each   Independent Trustees.  The Trust does not have a Lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting.  Under the Trust’s bylaws and governance guidelines, the Chairman of the Board is responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each Board meeting and between Board meetings.  The Trustees believe this is the most appropriate leadership structure for the Trust given Mr. Szilagyi’s background in the investment management industry and his experience in providing both advisory and administrative services to other mutual funds.

Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on the Board’s Audit Committee.   The Board’s Audit Committee is a standing independent committee with a separate chair.  In fulfilling its risk oversight role, the Board oversees risk management, and the full Board engages in discussions of risk management and receives reports on investment and compliance risk from the Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial reporting risk to be within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information. The Board also meets with and receives reports from the Trust’s independent registered public accounting firm.  During the fiscal year ended June 30, 201 1 , the Audit Committee met five times.

Mr. Szilagyi is the managing member of Catalyst Capital Advisors, an original sponsor of the Trust.  Mr. Szilagyi has many years of experience managing mutual funds and providing administrative services to other mutual funds.  His experience in the investment management industry makes him uniquely qualified to serve as the Trust’s Chairman.

Mr. Caldwell is the manager of a real estate investment firm.  Mr. Caldwell’s experience in the real estate and investment industries provides the Board with an additional perspective and understanding of investment strategies used by advisers to the Funds.

Mr. Weisz is an attorney and provides the Board with insight and experience regarding their duties and standards of care as well as legal procedures related to the Board’s responsibilities.

Dr. Pariser in the managing partner of a technology consulting firm and has served on the Boards of many other companies.  His experience with other Boards provides the Trustees with insight as to the manner in which matters are handled in other corporate settings, including the hiring and use of professionals such as counsel and audit firms.

Share Ownership in the Funds

Fund Shares Owned by Trustees as of December 31, 20 1 0

Name of Trustee	Mr. Caldwell	Mr. Weisz	Dr. Pariser	Mr. Szilagyi
Dollar Range of Equity Securities in the SMHRT Fund	None	None	None	None
Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust	$1-$10,000	Over $100,000	$50,001-$100,000	Over $100,000

Compensation of the Board of Trustees

Trustees who are not “interested persons” of the Funds as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The “interested persons” of the Trust receive no compensation from the Funds.

The following table describes the compensation paid to the Trustees of the Trust during the fiscal year ending June 30, 201 1 ..    The Trust has no retirement or pension plans.

Compensation Table
Name of Person, Position(s)	Mr. Caldwell	Mr. Weisz	Dr. Pariser	Mr. Szilagyi* *
Aggregate Compensation from the Fund	$ 968	$ 821	$ 821	$0
Total Compensation from Fund Complex *	$ 14,850	$ 12,600	$ 12,600	$0

* The ‘Fund Complex’ includes Mutual Fund Series Trust and Variable Insurance Trust, a registered open-end investment company with series currently in registration.

** Mr. Szilagyi is compensated by Abbington Capital Group LLC for administrative support services.  Please see the “Transfer Agent, Fund Accounting and Administrator” section for more details.

PRINCIPAL SHAREHOLDERS

Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the advisory agreement with the advisor.  Persons owning 25% or more of the outstanding shares of the Fund (or a class of shares of the Fund) may be deemed to control the Fund (or class of the Fund).

No s hareholders are known by the Trust to have own ed of record more than 5% of the outstanding shares of the Fund on October 3 , 201 1 ..

As of October 3 , 201 1 , shares of the Fund owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding shares of the Fund.

ADVISOR

SMH Capital Advisors, Inc. (the “Advisor” or “SMHCA” ), an investment advisory firm founded in 1997, has been retained to act as the Advisor to the Fund under an Investment Advisory Agreement (“Advisory Agreement”) with the Fund.  SMH CA also provides investment advisory services to other Funds under the Trust, high net worth individuals, pension and profit sharing plans and charitable organizations. SMHCA is a wholly owned subsidiary of The Edelman Financial Group, Inc., formerly Sanders Morris Harris Group, Inc. The Trustees have chosen to engage SMH CA ’s services as investment adviser to the Fund in part because of SMH CA ’s prior expertise and performance in advising other accounts similar in objective to that of the Fund.

The Investment Advisory Agreement provides that the Advisor will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Investment Advisory Agreement, the advisor manages the investment of the assets of the Fund in conformity with the investment objectives and policies of the Fund. It is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolio of the Fund.

The Advisor has agreed to waive 100% of its investment advisory fee and reimburse the ordinary operating expenses of the Fund through October 31, 2013.  If the Advisor were to charge the Fund for its investment advisor services, the advisor would be paid a monthly management fee at the annual rate of 0.55% of the average daily net assets for the Fund. However, the Fund is an integral part of one or more “wrap fee” programs sponsored by investment advisors or broker dealers that are not affiliated with the Advisor or Fund. Participants in these programs pay a “wrap” fee to the sponsor of the program, a portion of which is paid to the Advisor pursuant to one or more agreements between the Advisor and the program sponsors. The advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Fund’s Investment Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

Except for the expenses described above that have been assumed by the Advisor, all expenses incurred in administration of the Fund will be charged to the Fund, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Fund and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Fund is also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of a particular series of the Trust, including the expenses of communications with its shareholders, are paid by that series.

The Investment Advisory Agreement with the Trust on behalf of the Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the Fund.  The Investment Advisory Agreement may be terminated at any time upon 60 days’ written notice by the Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the Advisor and will terminate automatically upon assignment.

The Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Advisor of the Fund was not paid any advisory fees during the fiscal period ended June 30, 201 1 ..

Portfolio Managers

Mr. Jeffrey Cummer , Mr. Dwayne Moyers and Mr. Morgan Neff , as portfolio managers, have sole responsibility for the day-to-day management of the portfolio of the Fund.

As of June 30, 201 1 , the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by Jeffrey Cummer , Dwayne Moyers and Morgan Neff are as follows:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Jeffrey Cummer	4	$ 297 million	2	$ 12 million	1, 894	$1. 4 billion
Dwayne Moyers	4	$ 297 million	2	$ 12 million	1, 894	$1. 4 billion
Morgan Neff	4	$297 million	2	$12 million	1,894	$1.4 billion

The advisory fee is not based on the performance of the respective account for any of the registered investment companies, other pooled investment vehicles or other accounts referred to above.

The following table shows the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of June 30, 201 1 ..

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Jeffrey Cummer	$0
Dwayne Moyers	$0
Morgan Neff	$0

Subject to the oversight and approval of the Trust, Mr. Cummer , Mr. Moyers and Mr. Neff , as portfolio managers, have sole responsibility for the day-to-day management of the portfolio of the Fund. Messrs. Cummer , Moyers and Neff ’ s compensation is based on a salary plus a bonus based on a portion of the profits of SMH CA ..

Potential Conflicts of Interest – Advisor

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.

•

The appearance of a conflict of interest may arise where the advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Fund’s code of ethics will adequately address such conflicts.  One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares.  Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

•

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Advisor and the Fund have each adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

SMH Capital Advisors, inc., Matrix Capital Group, Inc. and the Fund have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Fund.  Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by the Fund, subject to the restrictions of the code.  The codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Matrix 360 Administration, LLC (“MFS” or the “Transfer Agent” or “Administrator”), a subsidiary of Matrix Capital Group Inc., the Fund’s Distributor, provides the Fund with transfer agent, accounting, compliance and administrative services.  MFS is located at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.  MFS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MFS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, administrative services, and compliance services.  For these services, the Fund pays MFS an annual asset-based fee of 0.15% of net assets up to $60 million, 0.10% of net assets on the next $40 million, and lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.  For compliance services, the Fund pays MFS $7,000 annually. During the fiscal year ended June 30, 201 1 , the Fund paid accounting and transfer agent fees of $ 104,558 and $7 ,000 for compliance services.

The Advisor and Catalyst Capital Advisors LLC (“Catalyst”) have entered into an administration services agreement whereby the Advisor pays Catalyst a fee for providing administrative services to the Fund. The administration servicing fees are paid directly by the Advisor and are not an additional expense of the Fund. Catalyst is the investment advisor to other series of the Trust. Jerry Szilagyi is the controlling member of Catalyst and a Trustee of the Trust.

CUSTODIAN

The Huntington National Bank, 41 South High Street, Columbus, OH 43215, serves as the custodian of the Fund.  The custodian has custody of all securities and cash of the Fund.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s independent registered public accounting firm is BBD, LLP , 1835 Market Street, 26th Floor, Philadelphia, PA 19103 ..  Shareholders will receive annual financial statements, together with a report of independent accountants, and semiannual unaudited financial statements of the Fund.  The independent accountants will report on the Fund’s annual financial statements, review certain regulatory reports and the Fund’s income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215 , serves as counsel for the Trust and the independent Trustees.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through Matrix Capital Group, Inc., 420 Lexington Ave., New York, N.Y., 100 17 , (the "Distributor").  MFS is a subsidiary of the Distributor.

The Fund has entered into a Distribution and Services Agreement whereby the Distributor serves as principal underwriter and distributor of the Fund’s shares.  Pursuant to this agreement, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  The Distributor has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares.  The Distributor receives for its services the applicable sales charge of the Fund’s shares, and reallows a majority or all of such amount to the dealers who sold the shares.  The Distributor may act as such a dealer.  The staff of the SEC takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

Mr. Anci and Mr. Ganley, as officers of the Trust and the Distributor, may be deemed to be affiliated persons of the Distributor.

12b-1 PLAN

The Fund has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that any payments made by the Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing.  Under the Fund’s Plan, the Fund incurs an annual fee of up to 0.50% of the average daily net assets of the Fund’s Shares (the “12b-1 Fee”).  Brokers receive a 1% commission from the Distributor for the sale of Class C Shares.  The Advisor reimburses the Distributor for this expense, and recoups the expense during the first year as it receives 12b-1 payments.  The Fund’s Plan has not been activated and the Fund has no present intention to activate the Plan.

Each 12b-1 Fee may be used to pay a fee to broker-dealers, including the Distributor and affiliates of the Distributor, the Advisor, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the Fund owned by shareholders with whom the Service Organization has a servicing relationship. The 12b-1 Fees may also be used to reimburse parties for shareholder services and distribution related expenses.

The Fund’s Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Trust's Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan (the “Qualified Trustees”).  The Fund’s Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of the Fund or by vote of a majority of the outstanding shares of the Fund.  Any amendment to a Plan to increase materially the amount the Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the Fund.  Other material amendments to the Fund’s Plan would be required to be approved by vote of the Board of Trustees, including a majority of the Qualified Trustees.  The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

D ealers who are holders or dealers of record for accounts in the Fund may receive payments from 12b-1 Fees ..  A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer.   Dealers are compensated differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  From time to time, the Advisor or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of the Fund.  Such compensation provided by the Advisor or Distributor may include financial assistance to dealers that enable the Advisor or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events.  Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the FINRA.  The Advisor and Distributor make payments for events they deem appropriate, subject to applicable law.  These payments may vary depending upon the nature of the event.

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Advisor. The proxy voting delegates may further delegate such proxy voting to a third party proxy voting service provider. The proxy voting delegates will vote such proxies in accordance with their proxy policies and procedures.  In some instances, the proxy voting delegates may be asked to cast a proxy vote that presents a conflict between its interests and the interests of the Fund’s shareholders.  In such a case, the Trust’s policy requires that the proxy voting delegate abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  Each proxy voting delegate has developed a detailed proxy voting policy that has been approved by the Board of Trustees.  A copy of the Advisor’s proxy voting policies are attached hereto as Appendix B.

Information on how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228 or on the SEC's Internet site at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures is also available by calling 1-866-447-4228 and will be sent within three business days of receipt of a request.

PORTFOLIO TURNOVER

Turnover rates are primarily a function of the Fund’s response to market conditions.  The portfolio turnover rate s of the Fund for the fiscal period s ended June 30, 2011 and 2010 were 6 1 .. 17 % and 6.66%, respectively ..

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the Advisor, be reasonable in relation to the value of the brokerage services provided, under the Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor for effecting a securities transaction for the Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Fund and to their other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Advisor and not solely or necessarily for the benefit of the Fund. The Advisor's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Fund pays to the Advisor (if the Advisor were not waiving the fees) will not be reduced as a consequence of the Advisor's receipt of brokerage and research services.  To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisors in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor in carrying out its obligations to the Fund.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to the Advisor, will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

The Fund has no obligation to deal with any broker or dealer in the execution of its transactions.  However, the Fund may place substantially all or a significant portion of its transactions with affiliates of the Advisor or the Distributor. As the level of securities trading increases, the level of commissions paid by the Fund to the affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliates receive compensation based on the amount of transactions completed, there could be an incentive on the part of the Advisor to effect as many transactions as possible thereby maximizing the commissions it receives. In connection with the execution of securities transactions, subject to its policy of best execution, the Fund may pay higher brokerage commissions to the affiliate than it might pay to unaffiliated broker-dealers.

In order for the affiliated broker to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time.  This standard would allow the affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

Under the Investment Company Act of 1940, persons affiliated with the Advisor, the Distributor (such as Matrix Capital Group, Inc.) or an affiliate of the Advisor or Distributor, may be prohibited from dealing with the Funds as a principal in the purchase and sale of securities.  Therefore, Matrix Capital Group, Inc. will not serve as the Fund’s dealer in connection with over-the-counter transactions.  However, Matrix Capital Group, Inc. may serve as the Fund’s broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions.  Such agency transactions will be executed through the clearing broker.  Pershing LLC is the clearing broker for Matrix Capital Group, Inc.

The Fund will not effect any brokerage transactions in its portfolio securities with Matrix Capital Group, Inc., if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services.  The Investment Advisory Agreements provide that affiliates of affiliates of the Advisor may receive brokerage commissions in connection with effecting such transactions for the Fund.  In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the Trust’s Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by the affiliated broker on comparable transactions for its most favored unaffiliated customers, except for customers of the affiliated broker considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Fund.  The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Agreement does not provide for a reduction of the Distributor's or Advisor’s fee by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of the Funds.  While other brokerage business may be given from time to time to other firms, the affiliated brokers will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

The Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Advisor, the Distributor or their affiliates.

During the fiscal year ended June 30, 201 1 , the Fund paid no commissions on the purchase and sale of securities.

PURCHASE AND REDEMPTION OF SHARES

Fund shares may be purchased from investment dealers who have sales agreements with the Fund’s Distributor or from the Distributor directly.  Fund shares are only available to participants of “wrap account” programs sponsored by broker dealers that have an agreement with the Advisor or an institutional investor that pays a separate advisory or consulting fee to the Advisor as described in the Prospectus.

NET ASSET VALUE

Net asset value ("NAV") per share is determined by dividing the total value of the Fund's assets, less any liabilities, by the number of shares of the Fund outstanding.

The net asset value per share of the Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

The Fund intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.   Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains only for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

INVESTMENTS IN FOREIGN SECURITIES

The Fund may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Fund's income dividends paid to you.

Pass-Through of Foreign Tax Credits. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates.  If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, that Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders.  It is not likely that the Funds will be able to do so.  For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any.  No deduction for foreign taxes may be claimed by individuals who do not itemize deductions.  In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualified dividend income.”

Effect of Foreign Debt Investments and Hedging on Distributions. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund may elect to mark-to-market a PFIC and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are generally not eligible for the reduced rate of tax on “qualified dividend income.”    In the alternative, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require the Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by the Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax.  The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by the Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor.  These exemptions from withholding are effective for distributions of income earned by the Fund in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in the Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

Appendix A—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Appendix B

SMH CAPITAL ADVISORS, INC.

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Policies

Under normal circumstances, a client is responsible for voting proxies for securities held for a client account.  Under normal circumstances, if a client does not vote the proxies then SMH Capital Advisors may exercise its right to vote the securities if allowed by the advisory agreement.  If SMHCA votes the securities, the SMHCA will consider only those factors that relate to a client investment, including how the vote will economically impact and affect the value of the client’s investment.

Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interest of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect.  In voting on each and every issue, SMHCA and its employees will vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

In the event that a proxy involves a tender offer for the company consent to a change in bond indenture covenants, votes to restructure debt obligations of the company, or a tender offer for bonds held, the SMHCA intends to exercise its right to vote unless specifically prohibited by client advisory agreement.

Proxy Voting Procedures

In the event that SMH Capital Advisors exercises its right to vote a proxy, all proxies and ballots will be logged in upon receipt and the materials will be forwarded to the appropriate parties.

Prior to voting, the investment adviser representative will verify that he or she has the authority to vote, and if so, will determine whether his or her voting is subject to guidelines issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries).  The investment adviser representative will promptly vote proxies received in the manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefits plan, the plan’s trustee or other fiduciaries). The investment adviser representative will keep records on how he or she voted on each issue.  The proxy will then be filed in the proper client’s file and becomes a permanent part of the records of SMHCA.

Mutual Fund Series Trust

PART C:  OTHER INFORMATION

Item 28.  Exhibits

(a)  Declaration of Trust.

(i) Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, is hereby incorporated by reference.

(ii) Amendment No. 19 to the Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on October 7, 2011, is hereby incorporated by reference.

(iii) Amendment No. 20 to the Agreement and Declaration of Trust to be filed by subsequent amendment.

(b)  By-laws. Registrant’s By-laws, which were filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, are hereby incorporated by reference.

(c)  Instruments Defining Rights of Security Holders.  None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.

Catalyst Capital Advisors LLC

(i)

Management Agreement with Catalyst Capital Advisors LLC for the Catalyst Value Fund, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.

(ii)

Amendment to Management Agreement with Catalyst Capital Advisors LLC for the Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008, is hereby incorporated by reference.

(iii)

Amendment to Management Agreement with Catalyst Capital Advisors LLC for the Catalyst Strategic Value Fund and Catalyst/Groesbeck Growth of Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 29, 2010, is hereby incorporated by reference.

(iv)

Amendment to Management Agreement with Catalyst Capital Advisors LLC for the Catalyst Large Cap Value Fund, Catalyst International Value Fund, Catalyst/MAP Global Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(v)

Amendment to Management Agreement with Catalyst Capital Advisors LLC for the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, and Catalyst/CP Focus Mid Cap Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, to be filed by subsequent amendment.

(vi)

Amended Expense Limitation Agreement with Catalyst Capital Advisors LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(vii)

Amended Expense Limitation Agreement with Catalyst Capital Advisors LLC for the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, and Catalyst/CP Focus Mid Cap Fund to be filed by subsequent amendment.

SMH Capital Advisors, Inc. (as sub-adviser)

(viii)

Sub-Advisory Agreement with SMH Capital Advisors, Inc. for the Catalyst/SMH High Income Fund and the Catalyst/SMH Total Return Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008, is hereby incorporated by reference.

Groesbeck Investment Management Corp.

(ix)

Sub-Advisory Agreement with Groesbeck Investment Management Corp. for the Catalyst/Groesbeck Growth of Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

Managed Asset Portfolios, LLC

(x)

Sub-Advisory Agreement with Managed Asset Portfolios, LLC for the Catalyst/MAP Global Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

Cookson, Peirce & Co., Inc.

(xi)

Sub-Advisory Agreement with Cookson, Peirce & Co., Inc. for the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, and Catalyst/CP Focus Mid Cap Fund to be filed by subsequent amendment.

Vista Research and Management, LLC

(xii)

Management Agreement for the Listed Private Equity Plus Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(xiii)

Amendment to the Management Agreement with Vista Research and Management, LLC for the Vista Capital Appreciation Fund to be filed by subsequent amendment.

(xiv)

Expense Limitation Agreement for the Listed Private Equity Plus Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(xv)

Expense Limitation Agreement for the Vista Capital Appreciation Fund to be filed by subsequent amendment.

Bastiat Capital, LLC

(xvi)

Sub-Advisory Agreement with Bastiat Capital, LLC for the Vista Capital Appreciation Fund to be filed by subsequent amendment.

AmericaFirst Capital Management, LLC

(xvii)

Management Agreement with AmericaFirst Capital Management, LLC for the AmericaFirst Quantitative Strategies Fund, which was filed as an exhibit to the Registrant’s Registration Statement on September 28, 2007, is hereby incorporated by reference.

(xviii)

Amendment to Management Agreement with AmericaFirst Capital Management, LLC for the AmericaFirst Absolute Return Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

(xix)

Amendment to Management Agreement with AmericaFirst Capital Management, LLC for the AmericaFirst Income Trends Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 29, 2010, is hereby incorporated by reference.

(xx)

Amendment to Management Agreement with AmericaFirst Capital Management, LLC for the AmericaFirst Defensive Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(xxi)

Operating Expense Limitation and Security Agreement for the AmericaFirst Quantitative Strategies Fund, AmericaFirst Absolute Return Fund and AmericaFirst Income Trends Fund, which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

(xxii)

Operating Expense Limitation and Security Agreement for the AmericaFirst Defensive Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

Eventide Asset Management, LLC

(xxiii)

Management Agreement for the Eventide Gilead Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

(xxiv)

Operating Expense Limitation and Security Agreement for the Eventide Gilead Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

Compass Efficient Model Portfolios, LLC

(xxv)

Management Agreement with Compass Efficient Model Portfolios, LLC d/b/a Compass Advisory Group for the Compass EMP Multi-Asset Balanced Fund (formerly known as the Compass EMP Conservative to Moderate Fund) and the Compass EMP Multi-Asset Growth Fund (formerly known as the Compass EMP Long-Term Grown Fund), which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2008, is hereby incorporated by reference.

(xxvi)

Amendment to Management Agreement with Compass Efficient Model Portfolios, LLC for the Compass EMP Alternative Strategies Fund (formerly known as the Compass EMP Alternative Investment Fund), which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

(xxvii)

Operating Expense Limitation and Security Agreement for the Compass EMP Alternative Strategies Fund, the Compass EMP Multi-Asset Balanced Fund and the Compass EMP Multi-Asset Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

Day Hagan Asset Management

(xxviii)

Management Agreement for the Day Hagan Tactical Allocation Fund of ETFs, which was filed as an exhibit to the Registrant’s Registration Statement on November 2, 2009, is hereby incorporated by reference.

(xxix)

Operating Expense Limitation and Security Agreement for the Day Hagan Tactical Allocation Fund of ETFs, which was filed as an exhibit to the Registrant’s Registration Statement on November 2, 2009, is hereby incorporated by reference.

SMH Capital Advisors, Inc. (as adviser)

(xxx)

Management Agreement for the SMH Representation Trust, which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

(xxxi)

Expense Limitation Agreement for the SMH Representation Trust, which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

Camelot Portfolios, LLC

(xxxii)

Management Agreement for the Camelot Premium Return Fund which was filed as an exhibit to the Registrant's Registration Statement on December 6, 2010, is hereby incorporated by reference.

(xxxiii)

Expense Limitation Agreement for the Camelot Premium Return Fund which was filed as an exhibit to the Registrant's Registration Statement on December 6, 2010, is hereby incorporated by reference.

Delux Capital Group LLC

(xxxiv)

Management Agreement with Delux Capital Group LLC for the Delux All Cap Stock Fund, which was filed as an exhibit to the Registrant’s Registration Statement on October 7, 2011, is hereby incorporated by reference.

(xxxv)

Expense Limitation Agreement for the Delux All Cap Stock Fund, which was filed as an exhibit to the Registrant’s Registration Statement on October 7, 2011, is hereby incorporated by reference.

JAG Capital Management LLC

(xxxvi)

Management Agreement with JAG Capital Management LLC for the JAG Large Cap Growth Fund to be filed by subsequent amendment.

(xxxvii)

Expense Limitation Agreement for the JAG Large Cap Growth Fund to be filed by subsequent amendment.

(e)  Underwriting Contracts.

(i)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Catalyst Capital Advisors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(ii)

Amended Schedule A to the Distribution Agreement among Matrix Capital Group, Inc., the Trust and Catalyst Capital Advisors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(iii)

Amended Schedule A to the Distribution Agreement among Matrix Capital Group, Inc., the Trust and Catalyst Capital Advisors, LLC, to be filed by subsequent amendment.

(iv)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Vista Research and Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.

(v)

Amended Schedule A to the Distribution Agreement among Matrix Capital Group, Inc., the Trust and Vista Research and Management, LLC to be filed by subsequent amendment.

(vi)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and AmericaFirst Capital Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on September 28, 2007, is hereby incorporated by reference.

(vii)

Schedule A to the Distribution Agreement among Matrix Capital Group, Inc., the Trust and AmericaFirst Capital Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(viii)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Eventide Asset Management, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

(ix)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Compass Efficient Model Portfolios, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2008, is hereby incorporated by reference.

(x)

Schedule A to the Distribution Agreement among Matrix Capital Group, Inc., the Trust and Compass Efficient Model Portfolios, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

(xi)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Day Hagan Asset Management, which was filed as an exhibit to the Registrant’s Registration Statement on November 2, 2009, is hereby incorporated by reference.

(xii)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and SMH Capital Advisors, Inc., which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

(xiii)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Camelot Portfolios, LLC, which was filed as an exhibit to the Registrant's Registration Statement on December 22, 2010, is hereby incorporated by reference.

(xiv)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Delux Capital Group, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 7, 2011, is hereby incorporated by reference.

(xv)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and JAG Capital Management LLC to be filed by subsequent amendment.

(f)  Bonus or Profit Sharing Contracts.  None.

(g)  Custodian Agreements.

(i)

Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(ii)

Appendix B to Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(iii)

Appendix B to Custody Agreement with The Huntington National Bank to add the Delux All Cap Stock Fund, which was filed as an exhibit to the Registrant’s Registration Statement on October 7, 2011, is hereby incorporated by reference.

(iv)

Appendix B to Custody Agreement with The Huntington National Bank to add the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, Catalyst/CP Focus Mid Cap Fund, JAG Large Cap Growth Fund and Vista Capital Appreciation Fund to be filed by subsequent amendment.

(v)

Custody Agreement with U.S. Bank, N.A. for the Compass EMP Multi-Asset Growth Fund and Compass EMP Multi-Asset Balanced Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2009, is hereby incorporated by reference.

(vi)

Amendment to Custody Agreement with U.S. Bank, N.A. adding the Compass EMP Alternative Strategies Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

(h)  Other Material Contracts.

(i)

Investment Company Services Agreement with Matrix 360 Administration LLC, which was filed as an exhibit to the Registrant's Registration Statement on December 22,

2010, is hereby incorporated by reference.

(ii)

Amendment No. 3 to Investment Company Services Agreement with Matrix 360 Administration LLC adding the Delux All Cap Stock Fund, which was filed as an exhibit to the Registrant’s Registration Statement on October 7, 2011, is hereby incorporated by reference.

(iii)

Amendment No. 4 to Investment Company Services Agreement with Matrix 360 Administration LLC adding the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, Catalyst/CP Focus Mid Cap Fund, JAG Large Cap Growth Fund and Vista Capital Appreciation Fund to be filed by subsequent amendment.

(iv)

Management Services Agreement with Abbington Capital Group LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(v)

Amendment No. 2 to Management Services Agreement with Abbington Capital Group LLC to add the Delux All Cap Stock Fund, which was filed as an exhibit to the Registrant’s Registration Statement on October 7, 2011, is hereby incorporated by reference.

(vi)

Amendment No. 3 to Management Services Agreement with Abbington Capital Group LLC to add the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, Catalyst/CP Focus Mid Cap Fund, JAG Large Cap Growth Fund and Vista Capital Appreciation Fund to be filed by subsequent amendment.

(vii)

Securities Lending Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(i)  Legal Opinion.

(i) Opinion of Thompson Hine LLP , which was filed as an exhibit to the Registrant’s Registration Statement on August 19, 2011, is hereby incorporated by reference. ..

(ii) Consent of Thompson Hine LLP is filed herewith.

(j)  Other Opinions. Consent of Auditors is filed herewith ..

(k)  Omitted Financial Statements.  None.

(l)  Initial Capital Agreements.  Agreement of initial shareholder, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(m)  Rule 12b-1 Plan.

(i)

Revised Class A Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on December 30, 2009, are hereby incorporated by reference.

(ii)

Amendment 10 to Exhibit A to Class A Master Distribution Plan adding the AmericaFirst Income Trends Fund, which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

(iii)

Amendment 11 to Exhibit A to Class A Master Distribution Plan adding the Camelot Premium Return Fund, which was filed as an exhibit to the Registrant's Registration Statement on December 22, 2010, is hereby incorporated by reference.

(iv)

Amendment 12 to Exhibit A to Class A Master Distribution Plan adding the AmericaFirst Defensive Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(v)

Amendment 13 to Exhibit A to Class A Master Distribution Plan adding the Catalyst Large Cap Value Fund, Catalyst International Value Fund, Catalyst/MAP Global Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(vi)

Amendment 14 to Exhibit A to Class A Master Distribution Plan adding the Delux All Cap Stock Fund, which was filed as an exhibit to the Registrant’s Registration Statement on August 19, 2011, is hereby incorporated by reference.

(vii)

Amendment 15 to Exhibit A to Class A Master Distribution Plan adding the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, Catalyst/CP Focus Mid Cap Fund, JAG Large Cap Growth Fund and Vista Capital Appreciation Fund to be filed by subsequent amendment.

(viii)

Revised Class C Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on December 30, 2009, are hereby incorporated by reference.

(ix)

Amendment 9 to Exhibit A to Class C Master Distribution Plan adding the Catalyst Strategic Value Fund, which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

(x)

Amendment 10 to Exhibit A to Class C Master Distribution Plan adding the Camelot Premium Return Fund, which was filed as an exhibit to the Registrant's Registration Statement on December 22, 2010, is hereby incorporated by reference.

(xi)

Amendment 11 to Exhibit A to Class C Master Distribution Plan adding the Catalyst Large Cap Value Fund, Catalyst International Value Fund, Catalyst/MAP Global Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(xii)

Amendment 12 to Exhibit A to Class C Master Distribution Plan adding the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, Catalyst/CP Focus Mid Cap Fund, JAG Large Cap Growth Fund and Vista Capital Appreciation Fund to be filed by subsequent amendment.

(xiii)

Eventide Gilead Fund Amended Retail Class Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on October 30, 2009, is hereby incorporated by reference.

(xiv)

Revised Class T Master Distribution Plan, which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

(xv)

Class U Master Distribution Plan and Exhibit A for the AmericaFirst Absolute Return Fund and AmericaFirst Income Trends Fund, which were filed as exhibits to the Registrant’s Registration Statement on June 29, 2010, are hereby incorporated by reference.

(xvi)

Amendment 2 to Exhibit A to Class U Master Distribution Plan adding the AmericaFirst Defensive Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(xvii)

Class N Master Distribution Plan and Exhibit A, which was filed as an exhibit to the Registrant’s Registration Statement on August 19, 2011, is hereby incorporated by reference.

(n)  Rule 18f-3 Plan.   Multiple Class Plan to be filed by subsequent amendment.

(o)  Reserved.

(p)  Codes of Ethics.

(i)

Code of Ethics of the Trust, Catalyst Capital Advisors LLC and Vista Research and Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(ii)

Amended Code of Ethics of AmericaFirst Capital Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(iii)

Code of Ethics of SMH Capital Advisors, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008 is hereby incorporated by reference.

(iv)

Code of Ethics of Eventide Asset Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

(v)

Code of Ethics of Matrix Capital Group, Inc., as amended, which was filed as an exhibit to the Registrant’s Registration Statement on September 4, 2008, is hereby incorporated by reference.

(vi)

Code of Ethics of Compass Efficient Model Portfolios, LLC d/b/a Compass Advisory Group, which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2008, is hereby incorporated by reference.

(vii)

Code of Ethics of Day Hagan Asset Management, which was filed as an exhibit to the Registrant’s Registration Statement on December 9, 2009, is hereby incorporated by reference.

(viii)

Code of Ethics of Groesbeck Investment Management Corp., which was filed as an exhibit to the Registrant’s Registration Statement on December 9, 2009, is hereby incorporated by reference.

(ix)

Code of Ethics of Camelot Portfolios, LLC, which was filed as an exhibit to the Registrant's Registration Statement on December 22, 2010, is hereby incorporated by reference.

(x)

Code of Ethics of Managed Asset Portfolios, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(xi)

Code of Ethics of Delux Capital Group, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on August 19, 2011, is hereby incorporated by reference.

(xii)

Code of Ethics of JAG Capital Management LLC to be filed by subsequent amendment.

(xiii)

Code of Ethics of Cookson, Peirce & Co., Inc. to be filed by subsequent amendment.

(xiv)

Code of Ethics of Bastiat Capital, LLC to be filed by subsequent amendment.

(q)  Powers of Attorney.

(i)

Powers of Attorney of the Trust, and a certificate with respect thereto, and certain Trustees and officers of the Trust, which were filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, are hereby incorporated by reference.

(ii)

Power of Attorney of the Treasurer of the Trust, and Mr. Jerry Szilagyi, Trustee of the Trust, which was filed as an exhibit to Registrant’s Registration Statement on September 4, 2008, is hereby incorporated by reference.

(iii)

Powers of Attorney of Dr. Bert Pariser, Trustee of the Trust, and Tobias Caldwell, Trustee of the Trust, which were filed as an exhibit to the Registrant’s Registration Statement on October 5, 2009, are hereby incorporated by reference.

Item 29.  Persons Controlled by or Under Common Control with the Fund

The Compass EMP Multi-Asset Growth Fund, a series of the Registrant, owns 100% of the voting securities of CEMPMAG Fund Limited, a company organized under the laws of the Cayman Islands.  CEMPMAG Fund Limited’s financial statements are consolidated with those of the Compass EMP Multi-Asset Growth Fund.

The Compass EMP Multi-Asset Balanced Fund, a series of the Registrant, owns 100% of the voting securities of CEMPMAB Fund Limited, a company organized under the laws of the Cayman Islands.  CEMPMAB Fund Limited’s financial statements are consolidated with those of the Compass EMP Multi-Asset Balanced Fund.

The Compass EMP Alternative Strategies Fund, a series of the Registrant, owns 100% of the voting securities of CEMPAS Fund Limited, a company organized under the laws of the Cayman Islands.  CEMPAS Fund Limited’s financial statements are consolidated with those of the Compass EMP Alternative Strategies Fund.

Item 30.  Indemnification

(a)  Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b)  The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the adviser, among others.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

(a)  Catalyst Capital Advisors LLC (“CCA”), 5 Abbington Drive, Lloyd Harbor, NY  11743, adviser to the Catalyst Value Fund, Catalyst Strategic Value Fund, Catalyst Large Cap Value Fund, Catalyst International Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Fund, Catalyst/Groesbeck Growth of Income Fund, Catalyst/MAP Global Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser, file number 801-66886.  Information regarding CCA with respect to the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund and Catalyst/CP Focus Mid Cap Fund to be added in subsequent amendment.

(i)  CCA has engaged in no other business during the past two fiscal years.

(ii)  Isobel Szilagyi is an officer and managing director of CCA, and she has not engaged in any other business in the last two fiscal years.  Jerry Szilagyi is a managing member and sole voting member of CCA; and in the last two fiscal years, he has been the President of Abbington Capital Group LLC, 5 Abbington Drive, Lloyd Harbor, NY 11743 ; President of Cross Sound Capital LLC,  5 Abbington Drive, Lloyd Harbor, NY 11743; President of Mutual Advisors, Inc., 700 North Pearl Street, Suite 900, Dallas, Texas 75201; President, USA Mutuals, c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI  53202; and the CEO of ThomasLloyd Global Asset Management (Americas) LLC, 427 Bedford Road, Pleasantville, NY 10570.

(b)  Vista Research and Management, LLC (“Vista”), 124 Ritch Avenue, Suite A-201, Greenwich, CT 06830 , adviser to the Listed Private Equity Plus Fund, is registered with the Securities and Exchange Commission as an investment adviser, file number 801-67561.

(i)  Vista has engaged in no other business during the past two fiscal years.

(ii)  Steven R. Samson is the president and sole member of Vista and , during the last two fiscal years, was the Chief Operating Officer at Al Frank Asset Management, Inc., President of Alternative Investment Partners, LLC and Chairman of AIP Mutual Funds, Inc, and an investment industry consultant.

(c)  AmericaFirst Capital Management LLC (“AFCM”), 8150 Sierra College Blvd, Roseville, CA  95661, is registered with the SEC as an investment adviser, file number 801-67636.

(i)  AFCM has engaged in no other business since its inception.

(ii)  Rick Gonsalves is an officer and President of AFCM.  Mr. Gonsalves is also President and CEO of Renaissance Investment Services, 8150 Sierra College Blvd, Roseville, CA  95661.  Renaissance Investment Services serves as an office of supervisory jurisdiction for Brecek & Young Advisors—a Folsom, CA based independent broker/dealer and member of the FINRA and SIPC.  Additional officers of AFCM include Robert Lee Clark and Dena Michelle Smith.

(d)  SMH Capital Advisors, Inc. (“SMH”) 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109, is registered with the SEC as an investment adviser, file number 801-54089.

(i)  During the past two fiscal years, SMH has served as the investment advisor to private client accounts, institutional accounts and sub-advisor to two SEC-registered mutual funds, the Integrity High Income Fund and Integrity Total Return Income Fund.

(ii)  During the past two fiscal years, Jeffrey Cummer has been President of SMH.  During the past two fiscal years, Dwayne Moyers has been Chief Investment Officer of SMH.

(e)  Eventide Asset Management, LLC (“Eventide”), 2 Franklin Street, Medford, MA, 02155, is registered with the SEC as an investment adviser file number 801-69154.

(i)  Eventide has engaged in no other business since its inception.

(f)  Compass Efficient Model Portfolios, LLC (“Compass”), 213 Overlook Circle, Suite A-1, Brentwood, TN, 37027, is registered with the SEC as an investment adviser file number 801-61868.

(i)  Compass has engaged in no other business since its inception.

(ii)  During the past two fiscal years, Steve Hammers has been a Managing Partner of Compass and has engaged in no other business.  During the past two fiscal years, Ed McConnell, Chief Compliance Officer of Compass, has been Chief Compliance Officer of Vision Capital & Management, 108 South Main Street, Suite E, Davidson, NC, (October 2008-June 2009) and Chief Compliance Officer of FCS Securities Corporation and Advantage Capital Corporation, 2300 Windy Ridge Pkwy, Suite 1100, Atlanta, GA 30039, (January 2006-September 2008).  During the past two fiscal years, David J. Moore has been a Managing Partner of Compass and has engaged in no other business.  During the past two fiscal years, Robert Walker has been President of Compass and has engaged in no other business.

(g)  Donald L. Hagan, LLC, a.k.a. Day Hagan Asset Management (“Day Hagan”), 330 South Orange Avenue, Sarasota, FL, 34236, is registered with the SEC as an investment adviser file number 801-66337.

(i)  Day Hagan has engaged in no other substantial business activities during the past two fiscal years.

(ii)  During the past two fiscal years, Donald Hagan, has been a managing member and the chief compliance officer of Day Hagan and has engaged in no other substantial business.  During the past two fiscal years, Arthur Day has been a managing member and partner of Day Hagan and has engaged in no other substantial business.

 (h)  Groesbeck Investment Management Corp. (“Groesbeck”), 12 Route 17 North, Suite 130, Paramus, NJ 07652, is registered with the SEC as an investment adviser file number 801-44798.

(i)  Groesbeck has engaged in no other business since its inception.

(ii)

 None of the directors or officers of Groesbeck have engaged in any other business since Groesbeck’s inception.

(i)

Camelot Portfolios, LLC (“Camelot”), 1700 Woodlands Dr., Maumee, Ohio 43537, is registered with the SEC as an investment adviser file number 801-70932.

(i) Camelot has engaged in no other businesses of a substantial nature in the last two fiscal years.

(ii) Darren Munn, managing member, is a registered representative of a broker-dealer.  The other members and officers have engaged in no other business of a substantial nature in the last two fiscal years.

(j)

Managed Asset Portfolios, LLC ("MAP"), 950 W. University Drive, Suite 100, Rochester, MI  48307, is registered with the SEC as an investment adviser file number 801-58125.

(i) MAP has engaged in no other businesses of a substantial nature in the last two fiscal years.

(k)

Delux Capital Group, LLC (“Delux”), 400 West Market Street, Suite 2200, Louisville, KY 40202, is registered with the SEC as an investment adviser file number 801-72531.

(i) Delux has engaged in no other businesses of a substantial nature in the last two fiscal years.

(l)

Cookson, Peirce & Co., Inc. (“CP”), 555 Grant Street, Suite 380, Pittsburgh, PA 15219, is registered with the SEC as an investment adviser file number 801-21341.

(i) CP and its directors and officers, have engaged in no other businesses of a substantial nature in the last two fiscal years.

(m)

Information about JAG Capital Management will be provided by subsequent amendment.

(k)

Bastiat Capital, LLC (“Bastiat”), 5700 Granite Parkway, Suite 200, Plano, Texas 75024, is registered with the SEC as an investment adviser file number 801-67895.  Bastiat and its directors and officers, have engaged in no other businesses of a substantial nature in the last two fiscal years.

Item 32.  Principal Underwriters

a.

Matrix Capital Group, Inc. also acts as the principal underwriter to AMIDEX Funds, Inc., Congressional Effect Family of Funds, 360 Funds, Frank Funds, Monteagle Funds and American Independence Funds.

b.

Information about each director and officer of Matrix Capital Group, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Richard W. Berenger 420 Lexington Ave., Suite 601 New York, NY 10170	Chief Compliance Officer	N/A
Christopher Anci 420 Lexington Ave., Suite 601 New York, NY 10170	President	President
David Ganley 630 Fitzwatertown Road, Building A, 2nd Floor Willow Grove, PA 19010	Senior Vice President	Secretary/Treasurer
Jennifer R. Sarkany 420 Lexington Ave., Suite 601 New York, NY 10170	Secretary	None

c.

n/a

Item 33.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant, and by the Registrant’s transfer agent, Matrix 360 Administration, LLC, at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.

Item 34.  Management Services

None.

Item 35.  Undertakings

Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and

Compass EMP Alternative Strategies Fund each undertakes that its respective subsidiary will submit to inspection by the SEC and hereby designates the Registrant’s agent for service of process to accept service of process on the subsidiary.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Cleveland , State of Ohio, on the 28th day of October, 2011.

Mutual Fund Series Trust

By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 28th day of October, 2011 or as otherwise indicated.

Dr. Bert Pariser*, Trustee

Tobias Caldwell*, Trustee

Jerry Szilagyi*, Trustee

David F. Ganley*, Treasurer/Principal Financial Officer/Principal Accounting Officer

Tiberiu Weisz*, Trustee

Christopher Anci*, President/Principal Executive Officer

*By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Exhibits

1.

Consent of Thompson Hine LLP

EX99.28(i)(ii)

2.

Consent of BBD, LLP

EX99.28(j)